Securities Act Registration No 333-206889
Investment Act Registration No. 811-05192

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 5	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 178	[X]

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

ANN D. DIERS
Vice President & Associate General Counsel, Variable Contracts & AIC
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X ] on May 1, 2020 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST
Direction Variable Annuity

Direction Variable Annuity Flexible Premium Deferred Variable Annuity
Ameritas Life Insurance Corp.	Ameritas Life
Ameritas Variable Separate Account VA-2	5900 O Street
May 1, 2020	Lincoln, NE 68510

This prospectus describes the Direction Variable Annuity (the "Policy"). The Policy is a flexible premium deferred variable annuity offered by Ameritas Life Insurance Corp. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. The Policy also provides optional riders for you to select from to meet your particular needs. Ask your sales representative or us which of these riders are available in your state. As an annuity, the Policy provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

Ameritas Life

Ameritas Life Insurance Corp. ("Ameritas Life") issues the Policy. Ameritas Life is a life insurance company that offers life insurance; annuities; individual disability income insurance; group dental, vision and hearing care insurance; and retirement plans. We are responsible for providing the insurance and annuity benefits described in this prospectus. The guarantees are obligations of our general account and are subject to the claims paying ability of Ameritas Life.

The Separate Account

The Ameritas Variable Separate Account VA-2 (the "Separate Account") is a separate account of Ameritas Life. The Separate Account is an investment vehicle in which you may allocate all or part of your premium amount. Premium amounts allocated to the Separate Account are subject to investment risk, including loss of principal. Premium amounts allocated to the Separate Account also allow you the opportunity to grow your investment.

The Subaccounts

The Separate Account is divided into Subaccounts. Each Subaccount corresponds to a single underlying mutual fund portfolio. When you make allocations to the Separate Account, you select the Subaccounts that we credit with Accumulation Units. Accumulation Units are accounting units of measurement similar to shares of a mutual fund portfolio. See the following page for a list of the Subaccounts available in the Policy.

The Fixed Account

The Fixed Account is an account of Ameritas Life that guarantees a fixed interest rate of return. You may allocate part of your premium amount to the Fixed Account. We have the investment risk and guarantee a designated rate of return on your allocations to the Fixed Account. Premium amounts allocated to the Fixed Account become assets of our general account. Obligations in the general account are subject to the claims paying ability of Ameritas Life and claims by creditors of Ameritas Life.

Please Read This Prospectus

This prospectus sets forth information about the Separate Account that you should know before investing. Please keep this prospectus for future reference. Prospectuses for the portfolios underlying each Subaccount are available without charge from your sales representative or from our Service Center.

Additional Information

A Statement of Additional Information dated May 1, 2020 (the "SAI"), has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge upon written or oral request. The SAI contains additional information about the Policy and is incorporated into this prospectus by reference. You may obtain the SAI by writing or calling us. You also may obtain the SAI by accessing the SEC's website (http://www.sec.gov) where other information regarding the Separate Account is filed electronically. The table of contents for the SAI can be found on the last page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved the Policy or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Policy is not a deposit or obligation of, or guaranteed by, any bank or financial institution.

The Policy is not insured by the Federal Deposit Insurance Corporation or any other government agency,

and it is subject to investment risk, including the possible loss of principal.

Direction Variable Annuity	1

VARIABLE INVESTMENT OPTIONS

The Subaccounts available in the Policy correspond to the portfolios listed below. See Appendix A for more information about the portfolios.

AB Variable Products Series Fund, Inc.

AB VPS Growth and Income Portfolio

American Century Investments

American Century VP Income & Growth Fund

American Funds Insurance Series®

American Funds IS Asset Allocation Fund

American Funds IS Blue Chip Income and Growth Fund

American Funds IS Global Growth Fund

American Funds IS Growth Fund

American Funds IS Growth-Income Fund

American Funds IS International Fund

American Funds IS Managed Risk Asset Allocation Fund

American Funds IS New World Fund®

BNY Mellon Investment Portfolios

BNY Mellon MidCap Stock Portfolio

BNY Mellon Small Cap Stock Index Portfolio

Calvert Variable Products, Inc.

Calvert VP Volatility Managed Growth Portfolio

Calvert VP Volatility Managed Moderate Growth Portfolio

Calvert VP Volatility Managed Moderate Portfolio

Calvert Variable Series Inc.

Calvert VP SRI Balanced Portfolio

Columbia Funds Variable Insurance Trust

Columbia Variable Portfolio – Strategic Income Fund

Columbia Funds Variable Series Trust II

Columbia Variable Portfolio - Disciplined Core Fund

Columbia Variable Portfolio - Emerging Markets Fund

Columbia Variable Portfolio - High Yield Bond Fund

Columbia Variable Portfolio - Overseas Core Fund

Columbia Variable Portfolio - Select Mid Cap Value Fund

Columbia Variable Portfolio - Select Small Cap Value Fund

DWS VS II

DWS Alternative Asset Allocation VIP

Fidelity® Variable Insurance Products

Fidelity® VIP ContrafundSM Portfolio

Fidelity® VIP Government Money Market Portfolio

Fidelity® VIP Index 500 Portfolio

Fidelity® VIP Investment Grade Bond Portfolio

Fidelity® VIP Mid Cap Portfolio

Fidelity® VIP Strategic Income Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund

Franklin Mutual Global Discovery VIP Fund

Franklin Small Cap Value VIP Fund

Templeton Foreign VIP Fund

Templeton Global Bond VIP Fund

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Global Real Estate Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Ivy VIP Balanced

Ivy VIP Energy

Ivy VIP Global Growth

Ivy VIP High Income

Ivy VIP International Core Equity

Ivy VIP Mid Cap Growth

Ivy VIP Science and Technology

Ivy VIP Small Cap Core

Janus Aspen Series

Janus Henderson Flexible Bond Portfolio

MFS® Variable Insurance Trust

MFS® Growth Series

MFS® New Discovery Series

MFS® Utilities Series

MFS® Variable Insurance Trust II

MFS® Blended Research® Core Equity Portfolio

MFS® Corporate Bond Portfolio

MFS® Government Securities Portfolio

MFS® Variable Insurance Trust III

MFS® Blended Research® Small Cap Equity Portfolio

MFS® Conservative Allocation Portfolio

MFS® Global Real Estate Portfolio

MFS® Growth Allocation Portfolio

MFS® Moderate Allocation Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income

Morgan Stanley VIF Global Strategist Portfolio

Neuberger Berman Advisers Management Trust

Neuberger Berman AMT Mid Cap Growth Portfolio

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Emerging Markets Bond Portfolio

PIMCO Low Duration Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

Putnam Variable Trust

Putnam VT Global Asset Allocation Fund

Putnam VT Global Health Care Fund

T. Rowe Price Equity Series, Inc.

T. Rowe Price Blue Chip Growth Portfolio-II

VanEck VIP Trust

VanEck VIP Global Gold Fund

VanEck VIP Global Hard Assets Fund

Direction Variable Annuity	2

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from Ameritas Life Insurance Corp. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by:

1.     Calling our Customer Service Center at 800-745-1112, or

2.     Visiting ameritas.com and following these instructions:

•	Click on Account Access.
•	Select Life/Annuities/Disability and click Customer Login.
•	Click on your variable policy number, then the Electronic Consent tab and click Accept to indicate your preference for electronic information.
•	First time users select Register and follow the simple registration prompts. You will need your policy number and Social Security Number or tax identification number and date of birth.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our Customer Service Center at 800-745-1112, option 1. Your election to receive reports in paper will apply to all portfolio companies available under your policy.

Direction Variable Annuity	3

TABLE OF CONTENTS

Contacting Us

To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

Express mail packages should be sent to our street address, not our P.O. Box address.

Written Notice

The correct form of Written Notice in good order is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website ameritas.com. You may also call us at our toll-free number, and we will send you the form you need and tell you the information we require.

Facsimile Written Notice

To provide you with timely service, we accept some Written Notices by facsimile. However, by not requiring your original signature, there is a greater risk that unauthorized persons can manipulate your signature and make changes to your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Checks

Checks should be made payable to "Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	5
POLICY OVERVIEW	6
Policy Operation	6
Tax-Qualified Plans	7
CHARGES	7
Base Policy Charges	7
Optional Rider Charges	8
Portfolio Company Operating Expenses	8
Examples of Expenses	13
FINANCIAL INFORMATION	13
Accumulation Unit Values	13
Financial Statements	13
CHARGES EXPLAINED	13
Surrender Charges	14
Mortality and Expense Risk Charge	14
Administrative Charges	14
Fees Charged by the Portfolios	15
Transfer Fee	15
Waypoint Income Rider Charge	15
Death Benefit Rider Charges	15
Premium Tax Charge	15
Waiver of Certain Charges	15
INVESTMENT OPTIONS	15
Separate Account Variable Investment Options	16
Fixed Account Investment Option	17
Restrictions on Investment Options	18
Transfers	18
Third Party Services	19
Disruptive Trading Procedures	20
Systematic Transfer Programs	20
IMPORTANT POLICY PROVISIONS	22
Policy Application and Issuance	22
Right to Examine Period	23
Your Accumulation Value	23
Telephone Transactions	24
Delay of Payments	24
Beneficiary	25
Minor Owner or Beneficiary	25
Policy Changes	25
Policy Termination	25
Death of Annuitant	25
Optional Riders	26
POLICY DISTRIBUTIONS	26
Withdrawals	26
Death Benefits	28
Annuity Income Benefits	32
Waypoint Income Rider	33
FEDERAL INCOME TAX MATTERS	40
MISCELLANEOUS	41
About Our Company	41
Distribution of the Policies	41
Voting Rights	42
Legal Proceedings	42
APPENDIX A: Variable Investment Options	43
APPENDIX B: Tax-Qualified Plan Disclosures	46
APPENDIX C: Permitted Rider Combinations	52
APPENDIX D: State-Specific Contract Provisions	53
APPENDIX E: Accumulation Unit Values	55
Statement of Additional Information Table of Contents	71
Direction Variable Annuity	4

DEFINED TERMS

Defined terms, other than "we, us, our" and "you and your," are shown using initial capital letters in this prospectus.

Accumulation Units are accounting units of measurement used to calculate the Accumulation Value allocated to Subaccounts of the Separate Account. They are similar to shares of a mutual fund. The Policy describes how Accumulation Units are calculated.

Accumulation Value is the value of the Policy before any applicable surrender charge. On the Maturity Date, the Accumulation Value will be used to determine the annuity payments under the annuity option you select.

Annuitant is the individual, or individuals if there are joint annuitants, whose life is used to determine the duration of any annuity payments involving life contingencies. While the Annuitant is alive, and prior to the Maturity Date, you, as Owner, may name a new Annuitant by providing us Written Notice, unless the Owner is not a natural person.

Attained Age is age on nearest birthday.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value less applicable surrender charges, Policy fees, outstanding loans, and any premium tax charge not previously deducted.

Company, we, us, our, Ameritas Life – Ameritas Life Insurance Corp.

Fixed Account is an investment account provided by us which is part of our general account. The general account is made up of all of the general assets of the Company, other than those in the Separate Account or other segregated accounts.

Maturity Date is the date annuity payments are scheduled to begin. You may change this date, as permitted by the Policy and described in this prospectus. The earliest date that you may choose is three years after your Policy Date.

Owner, you, your is you - the person, or persons if there are joint owners, named in the application or in the latest change for which we receive Written Notice. The Owner may exercise Policy rights, subject to any assignment and to the rights of any irrevocable beneficiary.

Policy Date is the date two Business Days after we receive your application in good order and the initial premium. It is the date used to determine Policy Years, Policy Months and Policy Anniversaries.

Policy Year/Month/Anniversary is measured from the respective anniversary dates of this Policy.

Pro Rata is allocating a dollar amount among the investment options in proportion to the Accumulation Value in those investment options.

Separate Account is a separate investment account established and maintained by us in accordance with Nebraska law and registered in accordance with the Investment Company Act of 1940, as amended.

Subaccounts are the divisions within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying portfolio.

Written Notice is written information we have received that is signed by you and is acceptable to us.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain riders described in this prospectus, may not be available in all states.

If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

Direction Variable Annuity	5

POLICY OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

The Policy is a flexible premium deferred variable annuity.

•	Annuity: a contract between you and us where we promise to make periodic payments in exchange for your premium
•	Variable: the value of your Policy may go up or down based on the performance of the Subaccounts you select
•	Flexible premium: subject to limits, you can make additional premium payments until annuity payments begin
•	Deferred: periodic payments from us do not begin immediately

The Policy has an accumulation period and an annuity income period.

The Policy begins in the accumulation period, during which you may make allocations to the Separate Account or the Fixed Account. You can work with your financial professional to make your allocations, including to specific Subaccounts within the Separate Account. Allocations to the Separate Account involve risk, and you can lose your investment. On the other hand, the Separate Account can provide you with the opportunity to grow your investment.

When the accumulation period ends, the annuity income period begins. During the annuity income period, we will make periodic payments to the person you select. You can select payments that are guaranteed to last for the Annuitant's life or for some other period.

The Policy is tax-deferred.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. During the accumulation period, any earnings that you leave in the Policy are not taxed. However, during the annuity income period, some or all of the payments will be taxable.

The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy and certain riders provide benefits such as lifetime income payments, family protection through death benefits, and guaranteed fees.

POLICY OPERATION

Premiums

•	Minimum initial premium: $25,000
•	Minimum additional premium: $100, or $50 per month if through a regularly billed program
•	Additional premiums will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 95th birthday or (ii) the Maturity Date.
•	Prior approval is required for any premium resulting in more than $1 million in total premium for this Policy.

Investment Options

•	Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios.
•	Fixed Account allocations are invested in our general account, which guarantees a fixed rate of interest.
•	You may transfer among investment options, subject to limits. Dollar cost averaging, portfolio rebalancing, and earnings sweep systematic transfer programs are available.

Withdrawals

•	Surrender charges apply to withdrawals from the base Policy for 7 years after premium is received.
•	Riders with shorter surrender charge schedules are available for an additional charge.
•	Each year after the first Policy Year you may withdraw 10% of the Accumulation Value without a surrender charge.
•	Surrender charges may be waived under certain circumstances involving terminal illness or confinement.
•	Each withdrawal must be at least $250.

Annuity Income

•	Several annuity income options providing guaranteed fixed payments are available.
•	The earliest date that you may begin annuity payments is three years after your Policy Date.

Death Benefit

•	A standard death benefit is paid upon the death of the Owner unless a different death benefit is payable by means of an optional death benefit rider.
•	The standard death benefit is the Accumulation Value if paid before the Maturity Date. After the Maturity Date, your death benefit will depend on the annuity income option selected.
Direction Variable Annuity	6

Other Riders

•	Other optional riders are available and listed in the Important Policy Provisions section.
•	Certain riders have age limitations, can only be elected at Policy issue, and/or may not be available in combination with other riders. See Appendix C for information about permitted rider combinations.

TAX-QUALIFIED PLANS

The Policy can be used to fund a tax-qualified plan such as an IRA, Roth IRA, SEP, or SIMPLE IRA, etc. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

CHARGES

We may increase current fees, but we guarantee that each current fee will never exceed the corresponding maximum fee.

BASE POLICY CHARGES

The following tables describe the fees, charges and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees, charges and expenses that you will pay at the time you buy the Policy, surrender the Policy, or make transfers between investment options. State premium taxes may also be deducted.

Policy Owner Transaction Expenses
Sales load imposed on purchase payments[1]	None
Surrender charge[2,3]
Completed years since receipt of premium	Surrender charge schedule (as a percentage of premium surrendered)
0	8%
1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7+	0%
Transfer fee[1]
First 15 transfers per Policy Year	None
Each transfer over 15 per Policy Year	$10 per transfer
Premium tax charge[4]	0 to 3.5%
(1) Current and maximum
(2) Current and maximum. Surrender charges are lower in states that prohibit us from charging the maximum rates shown in the chart.
(3) 10% of the Accumulation Value may be withdrawn each year after the first Policy Year without a surrender charge. Surrender charges may be waived under certain circumstances involving terminal illness or confinement.
(4) Tax rates and timing of payments vary by state and may change. We do not currently charge for state taxes, though we reserve the right to levy charges for taxes or other economic burdens in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio company fees and expenses.

Annual Fees and Expenses
	Maximum	Current
Annual policy fee[1,2]	$50	$40
Mortality and expense risk charge[3]	1.00%	0.75%
Administrative expense charge[3]	0.35%	0.25%
Total Separate Account annual expenses	1.35%	1.00%
(1) Annual Policy Fee waived only in those Policy Years that Accumulation Value is at least $50,000 on a Policy Anniversary.
(2) Deducted at the end of the Policy Year or upon a total surrender.
(3) Deducted daily from assets allocated to the Separate Account to equal the annual percentage shown.
Direction Variable Annuity	7

OPTIONAL RIDER CHARGES

If you have the applicable optional rider, the next table describes the fees and expenses that you will pay periodically, to equal the annualized charges shown, during the time that you own the Policy.

Optional Rider Charges[1]
	Maximum	Current
Waypoint Income Rider[2,3]
Single Life	2.00%	1.25%
Joint Spousal[4]	2.50%	1.40%
Step-Up Death Benefit Rider[3]	0.50%	0.25%
Return of Premium Death Benefit Rider[3]	0.20%	0.10%
Enhanced Death Benefit Rider[3]	0.40%	0.30%
Minimum Premium Rider[3,5]	0.50%	0.35%
No Surrender Charge Rider[3]	0.60%	0.40%
Four-Year Surrender Charge Rider[3,6]	0.35%	0.20%
Completed years since receipt of premium	Surrender charge schedule[7] (as a percentage of premium surrendered)
0	8%
1	8%
2	8%
3	7%
4+	0%
(1) Charges are a percentage of Accumulation Value, except for the charge for the Waypoint Income Rider which is a percentage of Rider Charge Base. See "Rider Charge Base" in the Waypoint Income Rider section.
(2) Charge is determined by applying the percentage to the Rider Charge Base and is deducted during the accumulation and withdrawal phases.
(3) Deducted monthly to equal the annual percentage shown.
(4) Not available in qualified employer retirement plans. Available in IRAs (Traditional, Roth, SEP, and SIMPLE) and non-qualified plans.
(5) Waived in all years after waiver threshold of $25,000 is met on a Policy Anniversary.
(6) 10% of the Accumulation Value may be withdrawn each year after the first Policy Year without a surrender charge. Surrender charges may be waived under certain circumstances involving terminal illness or confinement.
(7) Current and maximum.

PORTFOLIO COMPANY OPERATING EXPENSES (for the year ended December 31, 2019, unless noted)

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses[1]
	Minimum	Maximum
Before any waivers and reductions	0.35%[2]	2.37[3]
After any waivers and reductions[5]	0.35%[2]	2.26[4]
(1) Expenses that are deducted from portfolio company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.
(2) Fidelity VIP Index 500, Service Class 2
(3) VanEck VIP Global Gold Class S Shares (4) PIMCO VIT CommodityRealReturn® Strategy, Advisor Class
(5) Explained in the footnotes to the Portfolio Expenses Table; only those waivers guaranteed for one year after the effective date of each respective fund prospectus are used to determine expenses in this chart.

The next table shows the total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

Direction Variable Annuity	8

Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***		Total Portfolio Fees	Waivers and Reductions ****	Total Expenses after Waivers and Reductions, if any
AB VPS, Class B
Growth and Income	0.55%	0.25%	0.07%	0.01%		0.88%	0.01%	0.87%	(1)
AMERICAN CENTURY VP, Class II
Income & Growth	0.70%	0.25%	-	-		0.95%	-	0.95%
AMERICAN FUNDS IS
Asset Allocation, Class 2	0.27%	0.25%	0.04%	-		0.56%	-	0.56%
Blue Chip Income and Growth, Class 2	0.39%	0.25%	0.04%	-		0.68%	-	0.68%
Global Growth, Class 2	0.52%	0.25%	0.05%	-		0.82%	-	0.82%
Growth, Class 2	0.32%	0.25%	0.04%	-		0.61%	-	0.61%
Growth-Income, Class 2	0.26%	0.25%	0.04%	-		0.55%	-	0.55%
International, Class 2	0.49%	0.25%	0.06%	-		0.80%	-	0.80%
Managed Risk Asset Allocation, Class P2	0.15%	0.25%	0.26%	0.30%	(1)	0.96%	0.05%	0.91%	(2)
New World Fund®, Class 2	0.70%	0.25%	0.07%	-		1.02%	0.18%	0.84%	(3)
BNY MELLON, Service Shares
MidCap Stock	0.75%	0.25%	0.11%	-		1.11%	-	1.11%
Small Cap Stock Index	0.35%	0.25%	0.01%	-		0.61%	-	0.61%	(1)
CALVERT VARIABLE PRODUCTS (CVP), Class F
VP Volatility Managed Growth	0.54%	0.25%	0.10%	0.09%		0.98%	0.06%	0.92%	(1)
VP Volatility Managed Moderate Growth	0.54%	0.25%	0.12%	0.07%		0.98%	0.08%	0.90%	(1)
VP Volatility Managed Moderate	0.54%	0.25%	0.11%	0.07%		0.97%	0.07%	0.90%	(1)
CALVERT VARIABLE SERIES (CVS), Class F
VP SRI Balanced	0.53%	0.25%	0.08%	-		0.86%	-	0.86%	(1)
COLUMBIA VARIABLE INSURANCE TRUST, Class 2
VP Strategic Income	0.60%	0.25%	0.12%	-		0.97%	0.03%	0.94%	(1)	(2)
COLUMBIA VARIABLE SERIES TRUST II, Class 2
VP Disciplined Core	0.63%	0.25%	0.03%	-		0.91%	-	0.91%
VP Emerging Markets	1.10%	0.25%	0.11%	-		1.46%	-	1.46%	(1)
VP High Yield Bond	0.66%	0.25%	0.11%	-		1.02%	0.10%	0.92%	(2)
VP Overseas Core	0.83%	0.25%	0.06%	-		1.14%	-	1.14%	(3)
VP Select Mid Cap Value	0.82%	0.25%	0.06%	-		1.13%	0.07%	1.06%	(2)
VP Select Small Cap Value	0.87%	0.25%	0.18%	-		1.30%	0.20%	1.10%	(2)
DWS VS II, Class B
Alternative Asset Allocation VIP	0.10%	0.25%	0.27%	0.62%		1.24%	0.09%	1.15%	(4)
Direction Variable Annuity	9

Subaccount’s underlying Portfolio Name *	Management Fees		12b-1 Fees**	Other Fees		Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions ****	Total Expenses after Waivers and Reductions, if any
FIDELITY® VIP, Service Class 2
ContrafundSM	0.54%		0.25%	0.07%		-	0.86%	-	0.86%
Government Money Market	0.17%		0.25%	0.09%		-	0.51%	-	0.51%
Index 500*****	0.045%		0.25%	0.055%		-	0.35%	-	0.35%
Investment Grade Bond	0.30%		0.25%	0.10%		-	0.65%	-	0.65%
Mid Cap	0.54%		0.25%	0.08%		-	0.87%	-	0.87%
Strategic Income	0.55%		0.25%	0.12%		-	0.92%	-	0.92%
FTVIPT, Class 2
Franklin Income VIP	0.46%		0.25%	-		0.01%	0.72%	0.01%	0.71%	(1)
Franklin Mutual Global Discovery VIP	0.88%		0.25%	0.06%		-	1.19%	-	1.19%	(2)
Franklin Small Cap Value VIP	0.64%		0.25%	0.03%		0.01%	0.93%	-	0.93%
Templeton Foreign VIP	0.80%		0.25%	0.05%		0.02%	1.12%	0.02%	1.10%	(1)
Templeton Global Bond VIP	0.46%		0.25%	0.07%		0.09%	0.87%	0.11%	0.76%	(1)
INVESCO V.I., Series II
American Value	0.72%		0.25%	0.20%		-	1.17%	-	1.17%
Diversified Dividend	0.48%		0.25%	0.17%		0.01%	0.91%	-	0.91%
Global Real Estate	0.75%		0.25%	0.29%		-	1.29%	-	1.29%
IVY VIP, Class II
Asset Strategy	0.70%		0.25%	0.07%		-	1.02%	-	1.02%	(1)
Balanced	0.70%		0.25%	0.06%		-	1.01%	-	1.01%
Energy	0.85%		0.25%	0.19%		-	1.29%	-	1.29%
Global Growth	0.85%		0.25%	0.11%		-	1.21%	0.08%	1.13%	(2)
High Income	0.61%		0.25%	0.06%		0.01%	0.93%	-	0.93%
International Core Equity	0.85%		0.25%	0.06%		-	1.16%	-	1.16%
Mid Cap Growth	0.85%		0.25%	0.05%		-	1.15%	0.05%	1.10%	(2)
Science and Technology	0.85%		0.25%	0.05%		-	1.15%	-	1.15%
Small Cap Core	0.85%		0.25%	0.08%		-	1.18%	-	1.18%
JANUS, Service Shares
Henderson Flexible Bond	0.50%		0.25%	0.10%		-	0.85%	0.03%	0.82%	(1)	(2)	(3)
MFS® VIT, Service Class
Growth	0.71%		0.25%	0.04%		-	1.00%	-	1.00%
New Discovery	0.90%		0.25%	0.05%		-	1.20%	0.01%	1.19%	(1)
Utilities	0.74%		0.25%	0.05%		-	1.04%	-	1.04%
MFS® VIT II, Service Class
Blended Research® Core Equity	0.40%		0.25%	0.05%		-	0.70%	-	0.70%
Corporate Bond	0.60%		0.25%	0.09%		-	0.94%	0.06%	0.88%	(1)
Government Securities	0.55%		0.25%	0.05%		-	0.85%	0.02%	0.83%	(1)
MFS® VIT III, Service Class
Blended Research® Small Cap Equity	0.40%		0.25%	0.14%		-	0.79%	-	0.79%
Conservative Allocation	-		0.25%	0.03%		0.67%	0.95%	-	0.95%
Global Real Estate	0.90%		0.25%	0.11%		-	1.26	0.09%	1.17	(1)
Growth Allocation	-		0.25%	0.03%		0.79%	1.07%	-	1.07%
Moderate Allocation	-		0.25%	0.01%		0.73%	0.99%	-	0.99%
MORGAN STANLEY VIF, Class II
Core Plus Fixed Income	0.38%		0.25%	0.39%		-	1.02%	0.07%	0.95%	(1)
Global Strategist	0.75%	(2)	0.25%	0.74%	(3)	-	1.74%	0.74%	1.00%	(4)
NEUBERGER BERMAN AMT, Class S
Mid Cap Growth	0.84%		0.25%	0.09%		-	1.18%	0.07%	1.11%	(1)
Mid Cap Intrinsic Value	0.85%		0.25%	0.17%		-	1.27%	0.01%	1.26%	(1)
PIMCO VIT, Advisor Class
CommodityRealReturn® Strategy	0.74%		0.25%	1.27%		0.11%	2.37%	0.11%	2.26%	(1)	(2)
Emerging Markets Bond	0.85%		0.25%	0.02%		-	1.12%	-	1.12%	(3)
Low Duration	0.50%		0.25%	0.39%		-	1.14%	-	1.14%	(4)
Real Return	0.50%		0.25%	0.88%		-	1.63%	-	1.63%	(5)
Short-Term	0.45%		0.25%	0.19%		-	0.89%	-	0.89%	(6)
PUTNAM VT, Class IB
Global Asset Allocation	0.59%		0.25%	0.29%		-	1.13%	0.01%	1.12%	(1)
Global Health Care	0.62%		0.25%	0.15%		-	1.02%	-	1.02%
T. ROWE PRICE
Blue Chip Growth-II	0.85%		0.25%	-		-	1.10%	0.10%	1.00%	(1)
Direction Variable Annuity	10

Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions ****	Total Expenses after Waivers and Reductions, if any
VANECK VIP, Class S Shares
Global Gold	0.75%	0.25%	0.92%	-	1.92%	0.47%	1.45%	(1)
Global Hard Assets	1.00%	0.25%	0.15%	-	1.40%	-	1.40%	(1)

AB (1) In connection with the Portfolio’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Portfolio and/or reimburse other expenses of the Portfolio in an amount equal to the Portfolio’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. The agreement will remain in effect until May 1, 2021 and may only be terminated or changed with the consent of the Portfolio’s Board of Directors. In addition, the agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.
American Funds (1) Restated to reflect current fees.
American Funds (2) The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund's net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund's board.
American Funds (3) The investment adviser is currently reimbursing a portion of the other expenses. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund's board.
BNY Mellon (1) The fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its investment management agreement with the fund to pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including fees and expenses of the non-interested board members and their counsel. BNY Mellon Investment Adviser, Inc. has further agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of 0.01% for the past fiscal year). These provisions in the investment management agreement may not be amended without the approval of the fund's shareholders.
Calvert (1) Calvert Research and Management ("CRM") has agreed to reimburse the expenses of the portfolios listed below to the extent that Total Portfolio Fees exceed the following:
VP Volatility Managed Growth, Class F	0.83%
VP Volatility Managed Moderate Growth, Class F	0.83%
VP Volatility Managed Moderate, Class F	0.83%
VP SRI Balanced, Class F	0.95%
This expense reimbursement will continue through April 30, 2021. Any amendment to or termination of this reimbursement would require approval of the Board of Directors of the applicable Fund. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
Columbia (1) "Other Fees" have been restated to reflect current fees paid by the Fund.
Columbia (2) Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through April 30, 2021, unless sooner terminated at the sole discretion of each Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.94% for Strategic Income, Class 2, 0.92% for High Yield Bond, Class 2, 1.06% for Select Mid Cap Value, Class 2 and 1.10% for Select Small Cap Value, Class 2.
Columbia (3) “Total Portfolio Fees” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Fund's Financial Highlights section of the Fund's prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
DWS (1) Through April 30, 2021, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 1.15% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense. The agreement may only be terminated with the consent of the fund's Board. Because acquired fund fees and expenses are estimated for the current fiscal year based on expected acquired fund allocations, individual shareholders may experience total operating expenses higher or lower than the applicable expense cap depending upon when shares are redeemed and the fund’s actual allocations to acquired funds.
FTVIPT (1) The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund (the "acquired fund") until April 30, 2021.
FTVIPT (2) Other fees include 0.02% of dividend expense and security borrowing fees for securities sold short.
Ivy (1) Other Fees includes the expenses of Ivy VIP ASF II, Ltd., a wholly-owned subsidiary organized in the Cayman Islands.
Ivy (2) Through April 30, 2021, Ivy Investment Management Company (IICO), the Portfolio’s investment manager, Ivy Distributors, Inc. (IDI), the Portfolio’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Portfolio’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary portfolio operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) for Class II shares at 1.13% for Global Growth and 1.10% for Mid Cap Growth. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.
Janus (1) "Other Fees" include an administrative services fee of 0.05% of the average daily net assets to compensate insurance companies or other financial intermediaries for services provided to contract owners and plan participants.
Janus (2) "Acquired Fund" refers to any underlying fund in which a Portfolio invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a Portfolio may incur as a result of investing in shares of an underlying fund. To the extent a Portfolio invests in Acquired Funds, the Portfolio's "Total Portfolio Fees" may not correlate to the "Ratio of gross expenses to average net assets" presented in the Financial Highlights table in the Portfolio's Prospectus because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds. Amounts less than 0.01% are included in Other Fees.
Janus (3) Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agent fees (including out-of-pocket costs and expenses payable pursuant to the Transfer
Direction Variable Annuity	11

Agency Agreement), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed a certain limit for at least a one-year period commencing on April 29, 2020. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
MFS (1) Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment–related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Expenses after Waivers and Reductions, if any" do not exceed 1.19% of the class' average daily net assets annually for New Discovery Series Service Class shares, 0.88% for Corporate Bond Service Class shares, 0.83% for Government Securities Service Class shares, and 1.17% for Global Real Estate Service Class shares. These written agreements will continue until modified by each fund's Board of Trustees, but such agreements will continue until at least April 30, 2021.
Morgan Stanley (1) The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Portfolio Fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Morgan Stanley (2) "Management Fees" includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the "Subsidiary"). The Fund's "Adviser", Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.
Morgan Stanley (3) "Other Fees" include expenses of the Fund's most recent fiscal year and expenses of the Subsidiary (as defined above) for the most recent fiscal recent year.
Morgan Stanley (4) The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Portfolio Fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. In addition, the Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Neuberger Berman (1) Neuberger Berman Investment Advisers LLC ("NBIA") has undertaken through December 31, 2023 to waive fees and/or reimburse certain operating expenses, including the compensation of NBIA and excluding taxes, interest, extraordinary expenses, brokerage commissions, dividend and interest expenses related to short sales, acquired fund fees and expenses and transaction costs, that exceed, in the aggregate, 1.10% of the average daily net asset value of the Mid Cap Growth Portfolio and 1.25% of the average daily net asset value of the Mid Cap Intrinsic Value Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses will be repaid to NBIA within three years of the year incurred, provided such repayment would not cause a Portfolio to exceed its limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower.
PIMCO (1) "Other Fees" include interest expense of 1.27%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Expenses after Waivers and Reductions, if any, are 0.99%.
PIMCO (2) PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "CRRS Subsidiary") to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the CRRS Subsidiary is in place.
PIMCO (3) "Other Fees" include interest expense of 0.02%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Portfolio Fees are 1.10% for Advisor Class.
PIMCO (4) "Other Fees" include interest expense of 0.39%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Portfolio Fees are 0.65% and 0.75% for the Administrative Class and Advisor Class shares, respectively.
PIMCO (5) "Other Fees" include interest expense of 0.88%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Portfolio Fees are 0.75% for Advisor Class.
PIMCO (6) "Other Fees" include interest expense of 0.19%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Portfolio Fees are 0.70% for Advisor Class.
Putnam (1) Reflects Putnam Management's contractual obligation to limit certain fund expenses through April 30, 2021. This obligation may be modified or discontinued only with the approval of the Board of Trustees.
T. Rowe Price (1) T. Rowe Price Associates, Inc. has agreed (through April 30, 2021) to waive a portion of its management fees in order to limit the funds management fees to 0.75% of the fund's average daily net assets. The agreement may be terminated at any time beyond April 30, 2021, with approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund.
VanEck (1) Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets per year until May 1, 2021. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

*	Short cites are used in this list. The INVESTMENT OPTIONS section uses complete portfolio names
**	Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for us to provide shareholder support and marketing services.
***	Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
****	Only contractual waivers guaranteed for one year or more after the effective date of each respective fund prospectus are used in the Waivers and Reductions column of this chart. See the respective portfolio footnotes above for specific details regarding any possible recoupment of waived fees.
*****	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
Direction Variable Annuity	12

EXAMPLES OF EXPENSES

The examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, Policy fees, Separate Account annual expenses, portfolio company fees and expenses, and any applicable rider charges.

The examples assume that you invest $10,000 in the Policy for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the Policy fees and expenses indicated. The expense amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart. Please note that although the expense examples assume $10,000 premium to aid comparisons, our minimum premium for this Policy is $25,000. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

If you surrender your Policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
Base Policy with highest combination of expenses[1]….......................	$1,598	$3,111	$4,502	$7,808
Four-Year Surrender Charge Rider[2]……………………………………	$1,321	$2,278	$2,587	$5,321
No Surrender Charge Rider[3]…………………………………………….	$545	$1,626	$2,696	$5,321

If you do not surrender your Policy:	1 year	3 years	5 years	10 years
Base Policy with highest combination of expenses[1]….......................	$798	$2,383	$3,952	$7,808
Four-Year Surrender Charge Rider[2]……………………………………	$521	$1,557	$2,587	$5,136
No Surrender Charge Rider[3]…………………………………………….	$545	$1,626	$2,696	$5,321

(1) This example assumes maximum charges of 1.35% for Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 3.90% for the maximum combination of optional rider charges (2.50% for the Waypoint Income Rider – joint spousal; 0.50% for the Minimum Premium Rider; 0.40% for the Enhanced Death Benefit Rider; and 0.50% for the Step-Up Death Benefit Rider); and 2.37% for the portfolio company with the highest total annual portfolio company operating expenses before any waivers or reductions for the year ended December 31, 2019.

(2) This example assumes maximum charges of 1.35% for Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 1.05% for the maximum combination of optional rider charges (0.35% for the Four-Year Surrender Charge Rider; 0.50% for the Minimum Premium Rider; and 0.20% for the Return of Premium Death Benefit Rider); and 2.37% for the portfolio company with the highest total annual portfolio company operating expenses before any waivers or reductions for the year ended December 31, 2019.

(3) This example assumes maximum charges of 1.35% for Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 1.30% for the maximum combination of optional rider charges (0.60% for the No Surrender Charge Rider; 0.50% for the Minimum Premium Rider; and 0.20% for the Return of Premium Death Benefit Rider); and 2.37% for the portfolio company with the highest total annual portfolio company operating expenses before any waivers or reductions for the year ended December 31, 2019.

FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix E.

FINANCIAL STATEMENTS

Financial statements of the Subaccounts of the Separate Account and our Company are included in the Statement of Additional Information. To learn how to obtain a copy, see the Table of Contents page or the last page of this prospectus.

CHARGES EXPLAINED

The following adds to the information provided in the Charges section. Please review both prospectus sections for information on charges. If a current charge is less than the maximum charge, we may increase the current charge after your Policy is issued to be not greater than the maximum charge. The current charge may increase due to an increase in the costs to administer your Policy and/or an increase in the risks we assume related to providing the benefits in your Policy.

Direction Variable Annuity	13

SURRENDER CHARGES

We deduct applicable surrender charges from Accumulation Value upon a full surrender or a partial withdrawal. The surrender charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge.

The amount of a withdrawal you request plus any applicable surrender charge is deducted from the Accumulation Value on the date we receive your withdrawal request. Withdrawals, including any applicable surrender charge, are deducted from the Subaccounts and the Fixed Account on a Pro Rata basis, unless you instruct us otherwise. The oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis). All premiums are deemed to be withdrawn before any earnings.

Each year after the first Policy Year you may withdraw up to 10% of the Accumulation Value of your Policy without a surrender charge. This "free withdrawal amount" is reduced by all prior free withdrawals in the Policy Year. Any unused portion of the free withdrawal amount cannot be carried forward to subsequent Policy Years. Surrender charges may be waived in certain circumstances involving terminal illness or confinement.

Base Policy Surrender Charge

The surrender charge schedule for the base Policy is located in the Charges section. For additional fees, you may select a rider with a different surrender charge schedule.

Four-Year Surrender Charge Rider (optional)

The fee for the Four-Year Surrender Charge Rider is a percentage of Accumulation Value that is deducted monthly from Accumulation Value. This fee continues as long as the Policy is in force, and the rider may not be cancelled.

No Surrender Charge Rider (optional)

The fee for the No Surrender Charge Rider is a percentage of Accumulation Value that is deducted monthly from Accumulation Value. This fee continues as long as the Policy is in force, and the rider may not be cancelled.

MORTALITY AND EXPENSE RISK CHARGE

We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

Our mortality risk arises from our obligation to make annuity payments. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.

Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges. If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the surrender charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

ADMINISTRATIVE CHARGES

Administrative fees and charges help us cover our cost to administer your Policy.

Annual Policy Fee

We charge an annual Policy fee, but currently waive the fee in those Policy Years in which Accumulation Value is greater than $50,000 on a Policy Anniversary. The Annual Policy Fee is deducted from your Accumulation Value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account on a Pro Rata basis.

Administrative Expense Charge

This daily charge is reflected in the Accumulation Unit values for each Subaccount.

Minimum Premium Rider (optional)

The charge for the Minimum Premium Rider is a percentage of Accumulation Value that is deducted monthly from Accumulation Value. The charge is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account on a Pro Rata basis. We currently waive the charge in all years after your Accumulation Value is at least $25,000 on a Policy Anniversary.

Direction Variable Annuity	14

FEES CHARGED BY THE PORTFOLIOS

Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' Charges section and described in more detail in each portfolio prospectus. A portfolio's fees and expenses are not deducted from your Accumulation Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

TRANSFER FEE

The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee is currently imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted Pro Rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

WAYPOINT INCOME RIDER CHARGE (optional)

The guaranteed maximum and current annual charges for the Waypoint Income Rider are listed in the Charges section of this prospectus. Each fee is stated as a percentage that is multiplied by the Rider Charge Base (see the Waypoint Income Rider section of this prospectus). The current charge will be deducted from the Accumulation Value on each Monthly Anniversary until the Accumulation Value is reduced to zero or the rider is terminated.

The charges for the rider will be deducted from the investment options you select. The rider charge is subject to change upon a Policy Anniversary or upon reset, as described in the Reset Feature section of the Waypoint Income Rider description. The rider charge will not exceed the guaranteed maximum charge for this rider.

DEATH BENEFIT RIDER CHARGES (optional)

Charges for the Step-Up Death Benefit Rider, the Return of Premium Death Benefit Rider, and the Enhanced Death Benefit Rider are shown in this prospectus’ Charges section.

PREMIUM TAX CHARGE

Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. No charges are currently made for premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

WAIVER OF CERTAIN CHARGES

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and surrender charges. In an exchange for another policy we or an affiliated company issued and where the surrender charge has been waived, the surrender charge for this Policy may be determined based on the dates premiums were received in the prior policy. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS

We recognize that you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

You may allocate all or a part of your premium among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The mutual fund portfolios underlying each Separate Account variable investment option are listed and described in Appendix A of this prospectus. See the Restrictions on Investment Options section for details on the circumstances under which we may impose restrictions on your allocations to the investment options.

The value of your Policy will increase or decrease based on the investment performance of the variable investment options you choose. The investment performance of each variable investment option is likely to differ significantly, and

Direction Variable Annuity	15

vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. We may refer to your investment allocation as Accumulation Units or variable investment options. The value of your Policy depends directly on the investment performance of the portfolios that you select. You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds and are NOT the same as publicly traded mutual funds with very similar names. They are only available as separate account investment options in variable life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans. Even if the investment objectives and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. The Separate Account was established as a separate investment account under Nebraska law on May 28, 1987. Under Nebraska law, Ameritas Life owns the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value.

We are responsible to you for meeting the obligations of the Policy, which are subject to the claims paying ability of our general account, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance. You bear the risk that the variable investment options you select may fail to meet their objectives, that they could go down in value, and that you could lose principal. An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Each Subaccount’s underlying portfolio operates as a separate investment option, and the income or loss of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

The Separate Account Subaccount underlying portfolios are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

The variable investment options available in the Policy are listed in Appendix A. The information is just a summary for each underlying portfolio. You should read the series fund prospectus for each underlying portfolio for more information about that portfolio, including detailed information about the portfolio’s fees and expenses, investment strategy and investment objective, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative, or contact us as shown on the Table of Contents page or the last page of this prospectus.

Potential Conflicts of Interest Relating to Affiliated Portfolios

Our affiliate, Ameritas Investment Partners, Inc. ("AIP"), is the subadviser to certain portfolios in the Separate Account. AIP is compensated for such subadvisory services. In providing investment subadvisory services to the portfolios AIP may be subject to competing interests that may influence its decisions. These competing interests typically arise because the compensation we and our affiliate receive for providing these services and other services may vary depending on the portfolio.

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

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We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount’s underlying portfolio and substitute shares of another series fund portfolio, if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

We will notify you of any changes to the variable investment options.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

FIXED ACCOUNT INVESTMENT OPTION

There is one fixed interest rate option (the "Fixed Account"), where we bear the investment risk. If you make allocations to the Fixed Account, you will earn an interest rate at least as large as the guaranteed minimum interest rate. The guaranteed minimum interest rate is shown on the schedule attached to your Policy. We may declare a higher current interest rate. However, you bear the risk that we will not credit a rate of interest greater than the guaranteed minimum interest rate per year for the life of the Policy. Information on any change in the Fixed Account interest rate can be obtained from our Service Center. We also guarantee that upon a full surrender, your Accumulation Value allocated to the Fixed Account will not be less than the amount required by the applicable state nonforfeiture law at the time the Policy is issued.

We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Assets in the Fixed Account are subject to claims by creditors of the Company. We reserve the right, at our sole discretion, to limit or refuse premium payments and/or transfers allocated to the Fixed Account.

The focus of this prospectus is to disclose the Separate Account aspects of the Policy. All amounts allocated to the Fixed Account become assets of our general account. Obligations in the general account are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with the Policy. Interests in the general account have not been registered with the SEC and are not subject to SEC regulation.

We reserve the right to credit an interest rate higher than that of the Fixed Account to premium payments designated for participation in the Enhanced Dollar Cost Averaging ("EDCA") program. The EDCA program will be available for premium only, not transfers from Subaccounts or the Fixed Account. Each premium allocated to the EDCA program must be at least $1,500. Until all premiums designated for participation in the EDCA program are received, amounts will remain in the Fixed Account and will receive the current interest rate declared for the Fixed Account.

We transfer premium allocated to the EDCA program monthly over a period of six months, beginning one month after the date we receive all premium designated for participation in the EDCA program. In the event you withdraw or transfer monies allocated to the EDCA program, we will stop crediting interest under the EDCA program and transfer any remaining balance proportionately to the remaining investment options you selected in your latest allocation instructions.

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We reserve the right to discontinue offering the EDCA program at any time.

We may allow you to participate in subsequent EDCA program periods. If you are currently participating in an EDCA program period, you may not designate additional premium for participation in a subsequent EDCA program period until the current EDCA program period has ended.

RESTRICTIONS ON INVESTMENT OPTIONS

We impose some restrictions on allocations to investment options. See the respective prospectus sections for more information on each restriction. You should select the investment option that is best for you. By imposing restrictions on investment options, we are not providing investment advice or managing the allocations of your Policy.

Policies with the Waypoint Income Rider are required to allocate to the permitted investment options, which currently require 100% allocation to one of the following Subaccounts:

American Funds IS Managed Risk Asset Allocation

Calvert VP Volatility Managed Growth

Calvert VP Volatility Managed Moderate Growth

Calvert VP Volatility Managed Moderate

Policies issued with the No Surrender Charge Rider may not allocate more than 25% of each premium paid to the Fixed Account without our consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions.

TRANSFERS

The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy owners, Annuitants and beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the portfolios to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request into a Subaccount portfolio if, in the judgment of a Subaccount portfolio fund adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund adviser may establish its own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund adviser has the authority to make this determination.

Prior to the Maturity Date, you may transfer Accumulation Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to the following rules.

Transfer Rules:

•	A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
•	We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by the close of the New York Stock Exchange (usually 3:00 p.m. Central Time) for same-day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
•	The transferred amount must be at least $250 or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
o	If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
o	The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
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•	The first 15 transfers each Policy Year are free. Thereafter, transfers will result in a $10 charge for each transfer. This fee is deducted on a Pro Rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
•	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
o	may be made only once each Policy Year;
o	may be delayed up to six months;
o	is limited during any Policy Year to the greater of:
▪	25% of the Fixed Account value on the date of the transfer during that Policy Year;
▪	the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or
▪	$1,000.
•	The amount transferred into the Fixed Account in any Policy Year cannot exceed 25% of the total value of all Subaccounts in which you are invested as of the last Policy Anniversary. Prior to the first Policy Anniversary, the last Policy Anniversary is the date the first transfer is made into the Fixed Account. Systematic transfers into the Fixed Account are not included in this restriction. Subject to our consent, if your balance in a Subaccount is less than $1,000, you may transfer that amount into the Fixed Account.
•	For a Policy issued with a No Surrender Charge Rider, the amount transferred into the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Accumulation Value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000, in which case you may elect to transfer the entire value of that Subaccount to the Fixed Account. Prior to the first Policy Anniversary, the most recent Policy Anniversary is the date the first transfer is made into the Fixed Account.
•	We reserve the right to further restrict transfers to the Fixed Account provided that we provide notice to you no less than 30 days prior to the date the restriction becomes effective.
•	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
•	If the Accumulation Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
•	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

THIRD PARTY SERVICES

Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on

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your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

DISRUPTIVE TRADING PROCEDURES

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy’s performance.

Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on Written Request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy. We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending, or terminating telephone, online, and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio manager’s restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy Owners being able to market time while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

•	the total dollar amount being transferred;
•	the number of transfers you make over a period of time;
•	whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
•	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
•	the investment objectives and/or size of the Subaccount underlying portfolio.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

•	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
•	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, or earnings sweep program are not subject to these disruptive trading procedures. See the sections of this prospectus describing those programs for the rules of each program.

SYSTEMATIC TRANSFER PROGRAMS

We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon 30 days written notice to you. You should select the systematic transfer program that is best for you. In offering the programs, we are not providing investment advice or managing the allocations of your Policy.

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Dollar Cost Averaging

The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio’s value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Accumulation Value, protect against a loss, or otherwise achieve your investment goals.

As discussed in the Fixed Account Investment Option section, we also reserve the right to credit an interest rate higher than the Fixed Account on purchase payments designated for participation in the Enhanced Dollar Cost Averaging ("EDCA") program. The Dollar Cost Averaging program and/or the EDCA program may not be available in all states and in all markets or through all broker-dealers who sell the Policies.

Dollar Cost Averaging Program Rules:

•	There is no additional charge for the Dollar Cost Averaging program.
•	We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
•	Automatic transfers can only occur monthly.
•	The minimum transfer amount out of the money market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
•	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
•	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market Subaccount or the Fixed Account is less than $100.
•	Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

Portfolio Rebalancing

The Portfolio Rebalancing program allows you to rebalance your Accumulation Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

•	There is no additional charge for the Portfolio Rebalancing program.
•	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
•	You may have rebalancing occur quarterly, semi-annually or annually.
•	We reserve the right to exclude the Fixed Account from this program.

Earnings Sweep

The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account) either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

•	There is no additional charge for the Earnings Sweep program.
•	The Fixed Account is included in this program.
•	You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
•	You may have your earnings sweep quarterly, semi-annually or annually.
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IMPORTANT POLICY PROVISIONS

The Policy is a flexible premium deferred variable annuity policy. The Policy allows you to invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit. Many key rights and benefits under the Policy are summarized in this prospectus. You may obtain a copy of the Policy from us.

POLICY APPLICATION AND ISSUANCE

To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are Attained Ages 0 through 85. We reserve the right to reject any application or premium for regulatory reasons, or if the application or premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

If your application is in good order upon receipt, we will credit your initial net premium to the Accumulation Value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' Federal Income Tax Matters section and Appendix B for details regarding all pension or deferred compensation plans. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

Application in Good Order

All application questions must be answered, but particularly note these requirements:

•	The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
•	Your premium allocations must be completed in whole percentages and total 100%.
•	Initial premium must meet minimum and maximum premium requirements.
•	Your signature and your agent's signature must be on the application.
•	Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
•	City, state and date application was signed must be completed.
•	If you have one, please give us your email address to facilitate receiving updated Policy information by electronic delivery.
•	There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
•	Your agent must be both properly licensed and appointed with us.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting of your initial premium payment made by personal check to your Policy until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums in this Policy may not exceed $1 million without our consent.

Initial Premium

•	The only premium required. All others are optional.
•	Must be at least $25,000. If you purchase the optional Minimum Premium Rider, it must be at least $2,000. We have the right to change these premium requirements.
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Minimum Premium Rider

The Minimum Premium Rider reduces the minimum initial premium requirement to $2,000. The rider may only be elected at issue. The rider does not change the requirements for additional premium payments. There is a charge for this rider. We will waive the charge in all years after the waiver threshold of $25,000 is met on a Policy Anniversary.

Additional Premiums

•	Must be at least $100; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
•	Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 95th birthday or (ii) the Maturity Date.
•	We reserve the right to limit total premiums in a Policy Year to $25,000.

Allocating Your Premiums

You may allocate your premiums among the variable investment options and the Fixed Account option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

•	Allocations must be in whole percentages and total 100%.
•	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
•	All premiums will be allocated pursuant to your instructions on record with us.
•	For Policies issued with the No Surrender Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions.

RIGHT TO EXAMINE PERIOD

If you are not satisfied with the Policy, you may void it by returning it to us or our agent from whom it was purchased within 10 days of receipt, or longer where required by state law. If the Policy is a replacement for an existing Policy, you may void it by returning it within 30 days of receipt, or longer where required by state law. The Policy will be void from the beginning. Unless otherwise required by law, we will refund the premium paid less withdrawals, adjusted by gains and losses. If your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Accumulation Value, whichever amount is greater.

YOUR ACCUMULATION VALUE

On your Policy's date of issue, the Accumulation Value equals the initial premium less any charge for applicable premium taxes that we may collect. On any Business Day thereafter, the Accumulation Value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account option) as well as the deductions for charges under the Policy.

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Accumulation Value held in the Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Accumulation Units held in the Subaccount allocated to the Policy. We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount. The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:

•	The net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Separate Account; divided by
•	The net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus
•	The daily mortality and expense risk charge and the daily administrative expense charge.
Direction Variable Annuity	23

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made. Each transaction described below will increase or decrease your Accumulation Units.

The number of Accumulation Units in a Subaccount will increase when:

•	Net premiums are credited to it; or
•	Amounts are transferred to it from other Subaccounts or the Fixed Account

The number of Accumulation Units in a Subaccount will decrease when:

•	Partial withdrawals (and any surrender charges) are taken from it;
•	Monthly deductions are taken from it;
•	Transfer charges are taken from it; or
•	Amounts are transferred out of it into other Subaccounts or the Fixed Account

Fixed Account Value

The Accumulation Value of the Fixed Account on any Business Day equals:

(a) the Fixed Account value at the end of the previous Business Day; plus

(b) any premiums allocated to the Fixed Account since the end of the previous Business Day; plus

(c) any transfers from the Subaccounts to the Fixed Account since the end of the previous Business Day; minus

(d) any transfers from the Fixed Account to the Subaccounts since the end of the previous day; minus

(e) any transfer fees allocated to the Fixed Account since the end of the previous Business Day; minus

(f) any partial withdrawals (including any applicable surrender charges) allocated to the Fixed Account since the end of the previous Business Day; minus

(g) on the Policy Anniversary, a Pro Rata share of the Policy fee; plus

(h) interest credited to the Fixed Account since the end of the previous Business Day.

We guarantee that the fixed account value will be credited with a rate of interest at least equal to the guaranteed minimum interest rate.

TELEPHONE TRANSACTIONS

Telephone Transactions Permitted

•	Transfers among investment options.
•	Establish systematic transfer programs.
•	Change of premium allocations.

How to Authorize Telephone Transactions

•	Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf.
•	You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules

•	Must be received by close of the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
•	Will be recorded for your protection.
•	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
•	May be discontinued at any time for some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

DELAY OF PAYMENTS

We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

Direction Variable Annuity	24

We may defer payments of a full surrender or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the department of insurance of our domiciliary state.

BENEFICIARY

You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice unless you specify otherwise. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable, you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application, or otherwise named in a subsequent change request, will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not elect the Waypoint Income Rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401 or 457 qualified plan.

If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

MINOR OWNER OR BENEFICIARY

A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most states, parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

POLICY CHANGES

Any change to your Policy is only effective if communicated on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Instructions on how to contact us to determine what information is needed and where you can get various forms for Policy changes are shown on the Table of Contents page and on the last page.

POLICY TERMINATION

We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' Policy Distributions: Withdrawals section for more information.

If, prior to the Maturity Date, you have paid no premiums during the previous 24-month period, we have the right to cancel the Policy and pay you the Accumulation Value less applicable surrender charges in a lump sum if both (i) the total premiums paid, less any partial withdrawals, are less than $1,000 (does not apply to IRAs), and (ii) the Accumulation Value at the end of such 24-month period is less than $1,000.

DEATH OF ANNUITANT

Upon the Annuitant’s death prior to 30 days before the Maturity Date, you may generally name a new Annuitant. If any Owner is the Annuitant, then upon that Owner’s death, the Policy’s applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner’s spouse, then upon that Owner’s death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an Annuitant and different beneficiaries.

Direction Variable Annuity	25

OPTIONAL RIDERS

This Policy allows you the opportunity to select, and pay for, only those variable annuity Policy riders you want by "unbundling" riders that are often incorporated into a base variable annuity policy. Check with your sales representative or us before selecting a rider, as some may not be available in your state on the effective date of this prospectus. These options are currently available at Policy issue. Certain options may be available after Policy issue as described in this prospectus. Certain options may not be available in combination with other options. Some of these riders are not available in some states. For riders not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the option becomes available. Charges for each of the options are shown in this prospectus’ Charges section. Each of the options is principally described in the prospectus sections noted below:

Rider:

Waypoint Income Rider

Step-Up Death Benefit Rider

Return of Premium Death Benefit Rider

Enhanced Death Benefit Rider

No Surrender Charge Rider

Four-Year Surrender Charge Rider

Minimum Premium Rider

Prospectus section where discussed:

POLICY DISTRIBUTIONS: Waypoint Income Rider

POLICY DISTRIBUTIONS: Death Benefits

POLICY DISTRIBUTIONS: Death Benefits

POLICY DISTRIBUTIONS: Death Benefits

POLICY DISTRIBUTIONS: Withdrawals

POLICY DISTRIBUTIONS: Withdrawals

IMPORTANT POLICY PROVISIONS: Policy Application and Issuance

POLICY DISTRIBUTIONS

There are several ways to take all or part of your investment out of your Policy, both before and after the Maturity Date. Tax penalties and surrender charges may apply to amounts taken out of your Policy before the Maturity Date. Your Policy also provides a death benefit (including, for an additional charge, optional death benefit riders) that may be paid upon your death prior to the Maturity Date. All or part of a death benefit may be taxable.

WITHDRAWALS

You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Maturity Date. Amounts withdrawn may be subject to a surrender charge. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all of your rights in the Policy end.

For purposes of the surrender charge only, premiums are deemed to be withdrawn before any earnings; this means that there may be no surrender charge if the amount of the withdrawal is less than or equal to premiums received at least 7 years prior to the withdrawal (4 years for the Four-Year Surrender Charge Rider) and not considered having been previously withdrawn. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first – a "last-in, first-out" procedure.)

Withdrawal Rules

•	Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
•	Minimum withdrawal is $250.
•	We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
•	A withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from any Fixed Account option. If you do not specify the investment option(s) from which to take the withdrawal, it will be taken from each investment option on a Pro Rata basis.
•	The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including surrender charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
•	Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

We will allow facsimile request forms and signatures to be used for the purpose of a Written Notice authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We offer this method of withdrawal as a service to meet your needs when turnaround time is

Direction Variable Annuity	26

critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

Systematic Withdrawal Plan

The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

Free Withdrawal Amount

Each year after the first Policy Year you may withdraw 10% of the Accumulation Value without a surrender charge. This free withdrawal amount is reduced by all prior free withdrawals in the Policy Year. Any unused portion of the free withdrawal amount cannot be carried forward to subsequent Policy Years. There is no charge for this feature.

Waiver of Surrender Charge

The surrender charge will be waived for a full surrender or partial withdrawal in the event of (1) or (2) below. You are eligible for this benefit on the Policy Date.

(1)	You become confined in a Qualified Institution for a period of at least 30 consecutive days on or after the Policy Date, subject to the following:

a.	You must be a natural person (not a trust, corporation, or other legal entity).
b.	You must have been an owner of the Policy continuously since the Policy date.
c.	You were not confined in a Qualified Institution at any time during the 60-day period immediately prior to the Policy Date.
d.	We receive Written Notice for a full surrender or partial withdrawal, along with due proof of confinement, within 12 months following such confinement.

A "Qualified Institution" is a facility located in the United States that is primarily engaged in providing continuous, on-going skilled nursing care and related services for its residents. The Qualified Institution must be operated pursuant to the laws and regulations of the state in which it is licensed and be qualified as a "skilled nursing facility" under Medicare or Medicaid. The Qualified Institution must maintain daily medical records of each patient. The Qualified Institution's staff must be licensed, certified, or registered in accordance with applicable state laws. A Qualified Institution does not include: assisted living facilities, residential care facilities, facilities primarily engaged in the treatment of mental or nervous disorders, facilities primarily engaged in the treatment of alcoholism or drug addiction, or rehabilitation hospitals.

(2)	You are diagnosed with a terminal illness on or after the Policy Date, subject to the following:

a.	You must be a natural person (not a trust, corporation, or other legal entity).
b.	You must have been an owner of the Policy continuously since the Policy Date.
c.	You must have received a diagnosis from your Physician resulting in a reduction of your life expectancy to 12 months or less.
d.	We must receive Written Notice for a full surrender or partial withdrawal together with a certificate from your Physician stating your life expectancy and any other proof we may require.

A "Physician" is a doctor of medicine or osteopathy (other than you, your spouse, domestic partner, a member of your family, a business or professional partner, or any person with whom you share a financial or business interest) licensed to practice medicine and surgery in the state in which he or she practices and who is practicing within the scope of such license in the United States.

If your Policy is terminated, either by you or us, and you are eligible for this waiver benefit at the time of termination, then your right to this benefit will not be prejudiced and surrender charges will be waived. If the request for this waiver is denied, you will be notified of the denial. At such time, you will be provided with the opportunity to instruct us of your desire to either proceed with, or cancel, your full surrender or partial withdrawal.

Direction Variable Annuity	27

There is no charge for this feature. The waiver may not be available in all states or at all times.

Four-Year Surrender Charge Rider (optional)

The Four-Year Surrender Charge Rider provides a shorter surrender charge schedule than the base Policy. There is a charge for this rider. The rider may only be elected at issue. The rider may not be cancelled and will terminate only when the Policy terminates. If you elect the Four-Year Surrender Charge Rider, you may not elect the No Surrender Charge Rider, the Waypoint Income Rider, the Step-Up Death Benefit Rider or the Enhanced Death Benefit Rider.

No Surrender Charge Rider (optional)

The No Surrender Charge Rider allows you to take partial withdrawals or a full surrender of Accumulation Value without surrender charges. There is a charge for this rider. The rider may only be elected at issue. The rider may not be cancelled and will terminate only when the Policy terminates. If you elect the No Surrender Charge Rider, you may not elect the Four-Year Surrender Charge Rider, the Waypoint Income Rider, the Step-Up Death Benefit Rider or the Enhanced Death Benefit Rider.

If you elect the No Surrender Charge Rider, the following restrictions also apply:

•	Your premium allocation may not exceed 25% to the Fixed Account without prior approval. If prior approval is not received, we may reallocate the excess premium above 25% proportionately among your remaining investment option allocations.
•	The maximum amount you may transfer into the Fixed Account each Policy Year is 10% of the Separate Account value as of the previous Policy Anniversary. Prior to the first Policy Anniversary, the most recent Policy Anniversary is the date the first transfer was made into the Fixed Account.
•	We may further restrict allocation of premiums and transfers to the Fixed Account upon providing you with 30 days notice.

DEATH BENEFITS

We will pay the death benefit after we receive satisfactory proof of death of an Owner’s death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death.

Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will remain allocated to and continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within seven days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

If an Owner of the Policy is a corporation, trust or other non-individual, we treat the Annuitant as an Owner for purposes of the death benefit. The Annuitant is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. If an Owner of the Policy is a corporation, trust or other non-individual, a change in the Annuitant is not permitted.

If the Annuitant is an Owner or joint Owner, the Annuitant’s death is treated as the Owner’s death.

If the Annuitant is not an Owner and the Annuitant dies before the Maturity Date, the Owner may name a new Annuitant if such Owner(s) is a natural person. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

We will deduct any applicable premium tax not previously deducted from the death benefit payable.

Direction Variable Annuity	28

IRS Required Distribution Upon Death of Owner

Federal tax law requires that if your Policy is non-qualified and you die before the Maturity Date, then the entire value of your Policy must be distributed within five years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin no later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are described in Appendix B of this prospectus.

Tables Illustrating Benefits Upon Death

The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax adviser for advice. You may contact us for more information.

If death occurs BEFORE the Maturity Date:
If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	The beneficiary is not the surviving spouse of the Policy Owner	- - -	Policy beneficiary receives the death benefit.
any Policy Owner	the beneficiary is the Policy Owner’s surviving spouse	- - -	surviving spouse may elect to become the Policy Owner and continue the Policy, or may have the Policy end and receive the death benefit.
the Annuitant	a Policy Owner is living	there is no named contingent or joint Annuitant	Policy continues with the Policy Owner as the Policy Annuitant unless the Owner names a new Annuitant.
the Annuitant	the Policy Owner is a non-person	- - -	Annuitant’s death is treated as a Policy Owner’s death.
any Annuitant	a Policy Owner is living	the contingent or joint Annuitant is living	contingent Annuitant becomes the Annuitant, and the Policy continues.

If death occurs on or AFTER the Maturity Date:
If the deceased is ...	and ...	then the ...
any Policy Owner	There is a living joint Owner, and the Annuitant is living	surviving Policy Owner remains as Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the deceased Policy Owner, the surviving Owner receives the proceeds. If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.
any Policy Owner	There is no surviving joint Owner, and the Annuitant is living	Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.
any Annuitant	any Policy Owner is living	Policy Owner (or other named payee) receives distribution of any remaining Policy proceeds pursuant to the annuity income option then in effect.
the Annuitant	the Annuitant is also the Policy Owner	Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.

Standard Death Benefit

Upon any Owner’s death before the Maturity Date, the Policy will end, and we will pay a death benefit to your beneficiary(ies). The death benefit equals your Accumulation Value without deduction of a surrender charge. We will pay the death benefit on the date that both satisfactory proof of death and direction with regard to the benefit payout are received.

Upon any Owner’s death on or after the Maturity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

Optional Death Benefit Riders

Three optional death benefit riders are available, each for an additional charge. Each optional death benefit rider provides the opportunity to receive a death benefit that is greater than the Policy's standard death benefit under the circumstances described below. Your election must be made when the Policy is issued. Your election cannot be changed or revoked. At your Attained Age 95, each of the death benefit riders terminate, the rider charges end, and the death benefit becomes the standard death benefit.

Direction Variable Annuity	29

The Return of Premium Death Benefit Rider and the Step-Up Death Benefit Rider cannot be elected together. Only the Return of Premium Death Benefit Rider is available with the Four-Year Surrender Charge Rider or the No Surrender Charge Rider.

Step-Up Death Benefit Rider (optional)

The Step-Up Death Benefit Rider provides the opportunity to receive a death benefit that is greater than the Policy's standard death benefit. You may elect this rider if you (or the Annuitant if the Owner is a non-natural person) are not older than Attained Age 75 at issue. At your Attained Age 95, the rider will terminate and the death benefit becomes the standard death benefit. If the Policy is jointly owned, the death benefit is payable upon the death of the first owner. The death benefit under the Step-Up Death Benefit Rider is referred to as the Step-Up Guaranteed Minimum Death Benefit ("Step-Up GMDB"). Until termination of the rider, the Step-Up GMDB equals the greater of the Accumulation Value on the date that proof of death is received and a value that has the potential to "step-up" on Policy Anniversaries. The Step-Up GMDB amount cannot be withdrawn.

The step-up interval is one year for this rider. The step-up benefit for Attained Ages 80-95 is the step-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by adding subsequent premiums paid and subtracting an adjustment for withdrawals made.

Calculating the Step-Up GMDB:

On the Policy Date, the Step-Up GMDB is the initial premium.

After the Policy Date, the Step-Up GMDB equals:

(a) + (b) - (c), where:

(a) is the greater of (i) the Accumulation Value as of the most recent Policy Anniversary and (ii) the Step-Up GMDB immediately preceding the most recent Policy Anniversary

(b) is any premiums paid since the most recent Policy Anniversary

(c) an adjustment for each partial withdrawal since the most recent Policy Anniversary

The adjustment for each partial withdrawal equals:

(A) If (C) is greater than or equal to (B), or

(A) * (B / C) if (B) is greater than (C), where:

(A) is the withdrawal amount (including any applicable surrender charges)

(B) is the Step-Up GMDB prior to the withdrawal

(C) is the Accumulation Value prior to the withdrawal

Example (actual results depend on Policy experience):

Assume:

1.   Policy issued on January 1, 2019, with $100,000 single premium and no additional premiums or withdrawals;

2.   January 1, 2020, Accumulation Value increases to $104,000;

3.   January 1, 2021, Accumulation Value decreases to $102,000;

4.   Owner dies on July 1, 2021, when Accumulation Value decreases to $101,000.

Result:

1.   The initial Step-Up GMDB value on January 1, 2019, is $100,000.

2.   On January 1, 2020, the Step-Up GMDB value is stepped-up to $104,000.

3.   On January 1, 2021, the Step-Up GMDB value remains at $104,000 since the Accumulation Value on January 1, 2021, of $102,000 is less than the prior Step-Up GMDB value.

4.   On July 1, 2021, the death benefit is the larger of the Step-Up GMDB value ($104,000) and the Accumulation Value ($101,000), or $104,000.

We do not currently limit the investment options you are allowed to select with the Step-Up Death Benefit Rider. However, we have reserved the right to do so while the rider is in effect. We also may change such limitations from time to time or impose additional restrictions. We will notify you in writing at least 30 days (or longer if required by state and/or federal law or regulation) prior to any change in the investment option limitations.

Return of Premium Death Benefit Rider (optional)

The Return of Premium Death Benefit Rider provides the opportunity to receive a death benefit that is greater than the Policy's standard death benefit. You may elect this rider if you (or the Annuitant if the Owner is a non-natural person) are not older than Attained Age 85 at issue. At your Attained Age 95, the rider will terminate and the death benefit becomes the standard death benefit. If the Policy is jointly owned, the death benefit is payable upon the death of the first Owner.

The death benefit under the Return of Premium Death Benefit Rider is referred to as the Return of Premium Guaranteed Minimum Death Benefit ("Return of Premium GMDB"). Until termination of the rider, the Return of Premium GMDB equals the greater of the Accumulation Value on the date that proof of death is received and the adjusted guaranteed premium. The Return of Premium GMDB amount cannot be withdrawn.

Direction Variable Annuity	30

Calculating the adjusted guaranteed premium:

The adjusted guaranteed premium is the total premium paid into the Policy less an adjustment for each withdrawal based on the proportion that the withdrawal amount has to the Policy Accumulation Value prior to the withdrawal. The adjusted guaranteed premium after a withdrawal equals:

A – (A * (B / C)), where:

A       is the adjusted guaranteed premium prior to the withdrawal

B       is the withdrawal amount (including applicable surrender charges)

C       is the Accumulation Value prior to the withdrawal

Example (actual results depend on Policy experience):

Assume:

1.   Policy issued on January 1, 2020, with $100,000 single premium and no additional premiums or withdrawals;

2.   July 1, 2020, Accumulation Value increases to $104,000 and then a partial withdrawal of $50,000 is taken;

3.   Owner dies on July 1, 2021, when Accumulation Value decreases to $32,000.

Result:

1.   The initial adjusted guaranteed premium on January 1, 2020, is $100,000.

2.   On July 1, 2020, the adjusted guaranteed premium after a $50,000 partial withdrawal is calculated as:

$100,000 – ($100,000 * ($50,000 / $104,000)) = $51,923.08

3.   On July 1, 2021, since no premium has been deposited and no withdrawals have been taken since July 1, 2020, the death benefit is the larger of $32,000 and $51,923.08, or $51,923.08.

Enhanced Death Benefit Rider (optional)

The Enhanced Death Benefit Rider provides the opportunity to receive a death benefit in addition to the Policy's standard death benefit or that which is provided by either of the other optional death benefit riders (if elected). You may elect this rider if you (or the Annuitant if the Owner is a non-natural person) are not older than Attained Age 75 at issue. At your Attained Age 95, the rider will terminate and the death benefit becomes the standard death benefit. If the Policy is jointly owned, the death benefit is payable upon the death of the first Owner.

Under the Enhanced Death Benefit Rider, we will pay the Enhanced Death Benefit ("EDB") amount upon the death of the Policy Owner. The EDB amount depends on the date that proof of death is received. For joint Policy Owners, the EDB is payable upon the death of the first Policy Owner.

Calculating the EDB:

Upon your death, EDB equals:

(A) * (B), where:

(A) is 0.40

(B) is the Benefit Base

The Benefit Base equals:

The lesser of (1) and (2), where:

(1) is AVD – NPBB

(2) is 200% of Adjusted NP

The Benefit Base will never be less than zero.

Example (actual results depend on Policy experience):

Assume:

1.       Death occurs in Policy Year 5

2.       AVD is $90,000

3.       NP is $26,500

4.       NPBB is $50,000

5.       Premium received within 12 months prior to death is $14,000

Result:

The EDB is calculated as follows:

(a)       Benefit Base is the lesser of:

(i)       $90,000 - $50,000 = $40,000, and

(ii)       200% of ($26,500 - $14,000) = $25,000

(b)       EDB amount is 40% of $25,000 or $10,000

AVD is the Accumulation Value on the date proof of death is received

NPBB is net premiums used for the determination of the Benefit Base, which are total premiums paid into the Policy less proportional withdrawal adjustments, if any, as described below. On each policy anniversary, NPBB is reset to the lesser of net premium (NP) or the Accumulation Value as of that Policy Anniversary.

NP is net premiums, which are total premiums paid into the Policy less proportional withdrawal adjustments, if any, as described below.

Adjusted NP is NP reduced by premiums paid within a certain time prior to the date that proof of death is received. If this date occurs in the first Policy Year, there is no reduction for premiums paid prior to this date. If this date occurs in the second Policy Year, all premiums paid in the second Policy Year reduce NP. If this date occurs after the second Policy Year, only premiums paid within the 12-month period prior to this date reduce NP.

The proportional withdrawal adjustments referred to in the definitions of NPBB and NP are calculated in the same fashion. The withdrawal adjustment is based on the proportion that the withdrawal has to the Accumulation Value prior to the withdrawal. The withdrawal adjustment equals:

A * (B / C), where:

A is the value of NP (or NPBB) prior to the withdrawal

B is the withdrawal amount (including any applicable surrender charges)

C is the Accumulation Value prior to the withdrawal

Direction Variable Annuity	31

With respect to IRAs, if you are purchasing the EDB for your IRA, our understanding of current law is that the tax status of optional death benefits such as EDB is unclear. We believe that use of the EDB endorsement and other optional death benefits should not result in adverse tax treatment. We may, in our sole discretion and in compliance with our adopted procedures, accept or reject IRA contributions to purchase a contract with optional benefits. However, we can give no assurance that the Internal Revenue Service will approve the use of the optional death benefit in IRAs. Therefore, the Policy Owners bear the risk of any adverse tax treatment.

ANNUITY INCOME BENEFITS

A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Accumulation Value may be placed under one or more annuity income options.

Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

Annuity payments:

•	require investments to be allocated to our general account, so are not variable.
•	may be taxable and, if premature, subject to a tax penalty.

Annuity payments are based on the guaranteed minimum interest rate for the Fixed Account of your Policy, compounded annually. If you select a Life Income annuity option, your annuity payments will further be based on the 2012 Individual Annuity Mortality Period Life Table with generational mortality improvement in all years using Projection Scale G2, and the year of the Maturity Date. Annuity payments are further based on the gender(s) of the Annuitant(s), except for Policies issued in states that require unisex mortality, or in connection with employment related annuities and benefit plans not based on the gender of the Annuitant(s). In these instances, the projection and mortality rates will be 100% female for all Annuitants.

Annuity payments on the Maturity Date will not be less than those provided by the application of the Accumulation Value to a single premium immediate annuity policy at the purchase rates offered by us to the same class of Annuitant.

When Annuity Income Payments Begin

You select the Maturity Date by completing an election form that you can request from us at any time. The earliest Maturity Date is the third Policy Anniversary. If you do not specify a date, the Maturity Date will be the Policy Anniversary nearest the Owner's (or Annuitant's if the Owner is a non-natural person) 95th birthday. Tax-qualified Policies may require an earlier Maturity Date.

Selecting an Annuity Income Option

You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the Maturity Date. If no selection is made by then, we will apply the Accumulation Value to make annuity payments under the life annuity income option with guaranteed payments for 5 years.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment will be.

If you die before the Maturity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

Annuity Income Options

Once fixed annuity payments under an annuity income option begin, they cannot be changed. When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

Note: If you elect an annuity income option based only upon a life contingency (Life Income Only), it is possible that only one annuity payment would be made under the annuity option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant dies before the due date of the third annuity

Direction Variable Annuity	32

payment, etc. This would not happen if you elect an annuity income option guaranteeing either the amount or duration of payments (Life Annuity with Installment Payments, Life Income with Installment Refund, or Installment Payments).

Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

The annuity income options are:

Life Income. We will make equal annual, semiannual, quarterly or monthly annuity payments, as selected, for the life of the Annuitant. The first payment is due on the date the annuity option becomes effective.

1.	Life income only. Annuity payments will be made for the Annuitant's life only (or the life of the last surviving Annuitant, in the case of joint Annuitants). There are no guaranteed payments. Upon the death of the last Annuitant, payments will cease.
2.	Life annuity with installment payments. Annuity payments will be made for the Annuitant's life (or the life of the last surviving Annuitant, in the case of joint annuitants) or for a selected number of payments, whichever is longer.
3.	Life income with installment refund. Annuity payments will be made for the Annuitant's life (or the life of the last surviving annuitant, in the case of joint Annuitants) or for a period that ends when the total amount paid equals the proceeds applied under this option, whichever is longer.

Installment Payments. We will make equal annual, semiannual, quarterly or monthly annuity payments for the number of years selected (from five to thirty years). The first payment is due on the date the annuity option becomes effective.

Other Options. You and we may agree to make annuity payments in another manner.

WAYPOINT INCOME RIDER (optional)

The Waypoint Income Rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy until the death of the last Covered Person, regardless of the Policy's Accumulation Value. A "Covered Person" is the Owner(s) of the Policy, the Annuitant(s) if the Owner is a non-natural person, or the spouse at the time the joint spousal option is selected.

Guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with the Waypoint Income Rider.

There is a charge for the Waypoint Income Rider. The rider may not be available in all states. The rider is only available if the Policy Owner is Attained Age 50 through 85. The date the Waypoint Income Rider is issued is the "Rider Date."

If you are Attained Age 50 through 85 on the date your Policy is issued, you may elect the Waypoint Income Rider at issue. If your Policy was purchased before your Attained Age 50, you may add the Waypoint Income Rider on the Policy Anniversary nearest your 50th birthday if the rider is available at that time. We will send you notice of your ability to add the Waypoint Income Rider at least 60 days prior to the Policy Anniversary when it may be added. You must affirmatively respond to us in writing, and we must receive your response before the date provided in the notice. The Waypoint Income Rider may not be added after the date provided in the notice.

The Internal Revenue Code defines Required Minimum Distribution amounts (an "RMD") in Code Sections 401(a)(9) and 408(b)(3) and related regulations. The RMD is based on the previous year-end Accumulation Value of only the Policy to which the Waypoint Income Rider is attached, including the present value of additional benefits provided under the Policy and any riders attached to the Policy, to the extent required to be taken into account under IRS guidance.

Direction Variable Annuity	33

Waypoint Income Rider Phases

The Waypoint Income Rider has three phases, and your rights and benefits vary depending on which phase the rider is in. The Waypoint Income Rider is issued in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later. Sequentially, the phases are:

Accumulation Phase: the period of time between the date the Waypoint Income Rider is issued and the date of the first lifetime withdrawal benefit payment.

Withdrawal Phase: the period of time beginning with the occurrence of the first lifetime withdrawal benefit payment.

Guaranteed Phase: the period of time during which lifetime withdrawal benefit payments continue to be made, even though the Policy's Accumulation Value has been reduced to zero.

Accumulation Phase

During the Accumulation Phase, you have the opportunity to grow the Premium Accumulation Value which will later be used to determine the lifetime withdrawal benefit payments provided by the Waypoint Income Rider. Under the circumstances described below, we credit the Premium Accumulation Value with a guaranteed annual compounded rate of return of 5% (the "Premium Accumulation Rate"). The Reset Feature of the Accumulation Phase provides the potential to increase your Premium Accumulation Value on each Policy Anniversary to equal the Policy's Accumulation Value if it is greater than the Premium Accumulation Value.

Premium Accumulation Period is a 10-year period beginning with the later of the Rider Date or the most recent reset date during which we credit the Premium Accumulation Value with the Premium Accumulation Rate. If you elect to enter the Withdrawal Phase during this time, the Premium Accumulation Period will end.

Premium Accumulation Value is the sum of premiums paid plus interest at the Premium Accumulation Rate compounded annually for the Premium Accumulation Period. The initial Premium Accumulation Value is the Policy's Accumulation Value as of the Rider Date. The Premium Accumulation Value cannot be withdrawn and is not payable as a death benefit.

Maximum Anniversary Accumulation Value is the highest Accumulation Value of the Policy on any Policy Anniversary during the Premium Accumulation Period after the later of the Rider Date or the most recent rest date, if any. The Maximum Anniversary Accumulation Value cannot be withdrawn and is not payable as a death benefit.

Reset Feature. On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy's Accumulation Value if it is greater.

At the time of a reset:

1. A new Premium Accumulation Period begins for the Premium Accumulation Value and the Maximum Anniversary Accumulation Value.

2. If the rider charge rate increases, we will notify you at least 30 days prior to the Policy Anniversary. The new rider charge rate will be specified in the notice and will not exceed the maximum rider charge rate.

3. You can decline the rider charge rate increase by providing Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the rider charge rate increase, the reset feature will be suspended and the rider charge rate will remain unchanged for the current Policy Year.

After reset, the provisions of the Waypoint Income Rider apply in the same manner as they applied when the rider was issued. The deduction of charges, limitations on withdrawals, and any future reset options available after the most recent reset will again apply and will be measured from the date of most recent reset.

Direction Variable Annuity	34

Calculating the Premium Accumulation Value with a reset: On each Policy Anniversary during the Premium Accumulation Period, the Premium Accumulation Value equals: the greater of (A) and (B), where:
(A)	is the previous Premium Accumulation Value increased for premiums and decreased for an adjustment due to withdrawals plus interest at the Premium Accumulation Rate
(B)	is the Policy's Accumulation Value

Example (actual results depend on Policy experience):

Assume:

On the Rider Date, the Policy's Accumulation Value is $100,000

No additional premiums are added or withdrawals made

On the first Policy Anniversary after the Rider Date, the Policy's Accumulation Value is $98,000

On the second Policy Anniversary after the Rider Date, the Policy's Accumulation Value is $112,000

Result:

On the Rider Date, the Premium Accumulation Value is the Policy's Accumulation Value, or $100,000.

On the first Policy Anniversary after the Rider Date, the Premium Accumulation Value is the greater of:

(A) $100,000 + (5% of $100,000) = $105,000

(B) $ 98,000

This results in a Premium Accumulation Value of $105,000

On the second Policy Anniversary after the Rider Date, the Premium Accumulation Value is the greater of:

(A) $105,000 + (5% of $105,000) = $110,250

(B) $112,000

This results in a Premium Accumulation Value of $112,000. The Premium Accumulation Value has increased due to the Reset Feature of the rider.

Withdrawals During the Accumulation Phase. You are permitted to take one withdrawal per Policy Year during the Accumulation Phase without initiating the Withdrawal Phase. You must indicate your desire to exercise this provision at the time you request a withdrawal. The withdrawal can be no sooner than 30 days after the Rider Date. The withdrawal may be subject to surrender charges as provided by the Policy and other applicable riders.

The Premium Accumulation Rate that will be applied in the year of a withdrawal will be impacted by such withdrawal. Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Policy Year in which the withdrawal is taken. A second request for a withdrawal in a Policy Year will automatically transition the rider to the Withdrawal Phase.

A withdrawal will reduce the Rider Charge Base, the Premium Accumulation Value, and the Maximum Anniversary Accumulation Value in the same proportion that the withdrawal amount has to the Policy's Accumulation Value prior to the withdrawal. The amount of these adjustments may be more than the dollar amount of the withdrawal.

Calculations after a withdrawal during the Accumulation Phase:

The Rider Charge Base, Premium Accumulation Value, and Maximum Anniversary Accumulation Value, respectively, after a withdrawal, equal:

A – (A * (B / C)), where:	A	is the Rider Charge Base, Premium Accumulation Value, or Maximum Anniversary Accumulation Value, respectively, prior to the withdrawal
	B	is the withdrawal amount
	C	is the Policy's Accumulation Value prior to the withdrawal

Example (actual results depend on Policy experience):

Assume:

Premium Accumulation Value (A) is $100,000

Partial Withdrawal Amount (B) is $20,000

Policy's Accumulation Value prior to the withdrawal (C) is $120,000

Premium Accumulation Value result after withdrawal:

= $100,000 – ($100,000 * ($20,000/$120,000))

= $100,000 – ($100,000 * (0.1666667))

= $100,000 – ($16,666.67)

= $83,333

Utilizing the same equation, a Rider Charge Base (A) assuming $105,000 would be $87,500.00 after the partial withdrawal, and a Maximum Anniversary Accumulation Value (A) assuming $115,000 would be $95,833.33 after the partial withdrawal.

Direction Variable Annuity	35

Withdrawal Phase

During the Withdrawal Phase you will receive the lifetime withdrawal benefit payments provided by the Waypoint Income Rider. You may choose to begin the payments no sooner than 30 days after the Rider Date, and no later than 60 days after we receive Written Notice.

Lifetime Withdrawal Benefit Amount (LWBA) is the maximum withdrawal payment that can be withdrawn under the Waypoint Income Rider during a Policy Year without reducing the Benefit Base. We guarantee, as an obligation of our general account, that you may withdraw during a Policy Year up to the LWBA, regardless of the Policy's Accumulation Value, until the death of the last Covered Person. Total withdrawals in a Policy Year that do not exceed the LWBA will not be subject to surrender charges.

You have the choice of receiving LWBA withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we may change the frequency of withdrawals to an interval that will result in a payment of at least $100. If, during the Withdrawal Phase, you withdraw less than the LWBA in a Policy Year, the unused portion cannot be carried forward to subsequent Policy Years.

The LWBA is determined by applying the Lifetime Distribution Factor to the Benefit Base.

Benefit Base is the amount used in conjunction with the Lifetime Distribution Factor to determine the LWBA. The Benefit Base cannot be withdrawn and is not payable as a death benefit. The Benefit Base is established at the beginning of the Withdrawal Phase as the greatest of the Policy's Accumulation Value, the Premium Accumulation Value, and the Maximum Anniversary Accumulation Value. The Benefit Base is adjusted downward due to excess withdrawals and adjusted upward due to step-up or additional premium payments. The Benefit Base is not used to determine other benefits or features of the Waypoint Income Rider.

Lifetime Distribution Factor is a percentage that corresponds to the Attained Age of the youngest Covered Person at the beginning of the Withdrawal Phase. The Lifetime Distribution Factor is established from the following schedule; it never changes once it is established:

Attained Age	Single Life Option	Joint Spousal Option
50 through 54	3.50%	3.25%
55 through 59	4.00%	3.75%
60 through 64	4.50%	4.25%
65 through 69	5.00%	4.75%
70 through 74	5.25%	5.00%
75 through 79	5.50%	5.25%
80 and older	6.00%	5.75%

We may change this schedule for new issues and new Waypoint Income Rider elections. At any time that the Benefit Base is adjusted, the LWBA is re-determined by applying the Lifetime Distribution Factor to the adjusted Benefit Base.

Calculating the LWBA:

The LWBA equals:

(A) * (B), where:	(A)	is the Benefit Base at the time the Withdrawal Phase begins
	(B)	is the Lifetime Distribution Factor corresponding to the Attained Age of the youngest Covered Person at the time the Withdrawal Phase begins

Example (actual results depend on Policy experience):

Assume:

The rider is a Single Life option

The Benefit Base at the beginning of the Withdrawal Phase is $175,000 (A)

The Attained Age of the youngest Covered Person at the beginning of the Withdrawal Phase is 67

According to the schedule, the applicable Lifetime Distribution Factor is 5.00% (B)

Result:

$175,000 * 5.00% = $8,750

If, instead, the Attained Age of the youngest Covered Person at the beginning of the Withdrawal Phase is 60, the applicable Lifetime Distribution Factor is 4.50%. This would result in an LWBA of $7,875 ($175,000 * 4.50%).

Remaining Balance is the most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero. The Remaining Balance cannot be withdrawn. The Remaining Balance, if any, is payable as a death benefit.

Direction Variable Annuity	36

Impact of Withdrawals on Benefit Base. Total withdrawals in a Policy Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. An Excess Withdrawal is the portion of any withdrawal taken during the Withdrawal Phase that exceeds the LWBA in that Policy Year. Excess Withdrawals will proportionately reduce the Benefit Base. The Benefit Base adjustment may be more than the dollar amount of the Excess Withdrawal. If you are required to take an RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal.

Calculating a reduction in Benefit Base due to Excess Withdrawal:

A proportional reduction in the Benefit Base equals:

A____	A	is Excess Withdrawal amount with respect to the LWBA
B – (C – A), where:	B	is the Policy's Accumulation Value immediately prior to the withdrawal
	C	is the withdrawal amount

Example (actual results depend on Policy experience):

Assume:

Excess Withdrawal Amount (A) is $2,000

Policy Accumulation Value prior to withdrawal (B) is $90,000

Partial Withdrawal Amount (C) is $7,000

Benefit Base is $100,000

Result:

The proportional reduction factor is:

$2,000 / ($90,000 – ($7,000 - $2,000)) = 0.0235294

The effect on the Benefit Base is:

$100,000 * 0.0235294 = $2,352.94

Applying the reduction to the Benefit Base:

$100,000 - $2,352.94 = $97,647.06

A reduction in the Benefit Base will reduce the LWBA. No excess withdrawals will be allowed when the Policy's Accumulation Value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum; the rider and its benefits will be terminated.

Step-Up of Benefit Base. On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy's Accumulation Value to the Benefit Base. If the Policy's Accumulation Value is greater than the Benefit Base on a Policy Anniversary, we will set the Benefit Base to equal the Policy's Accumulation Value and recalculate the LWBA, which will increase the LWBA.

Additional Premiums. Additional premium payments made during the Withdrawal Phase will increase the Policy's Accumulation Value according to the provisions of the Policy, increase the Benefit Base, and increase the LWBA. Premium payments made during the Withdrawal Phase may not exceed $25,000 without our approval. Premium payments will not be accepted if the Policy's Accumulation Value is zero.

Guaranteed Phase

During the Guaranteed Phase, you will continue receiving LWBA payments even though the Policy's Accumulation Value has been reduced to zero. If a withdrawal (including an RMD) reduces the Policy's Accumulation Value to zero and at least one Covered Person is still living, the following will apply:

(1) the monthly rider charge will no longer be deducted,

(2) the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized payments according to a frequency selected by the Owner, but no less frequently than annually,

(3) no additional premiums will be accepted,

(4) no additional step-ups will occur,

(5) any Remaining Balance will not be available for payment in a lump sum and cannot be applied to provide payments under an annuity option, and

(6) the Policy and any other riders will cease to provide any death benefits.

Rider Spousal Continuation

If your Policy is issued as non-qualified, or issued as a regular, SEP, SIMPLE, or Roth IRA, your spouse has the ability to continue the Waypoint Income Rider under the circumstances described below.

If the Covered Person dies during the Accumulation Phase of this rider and if the surviving spouse of the deceased Covered Person meets the age requirements of this rider, the surviving spouse may elect to continue this rider for his or her life in accordance with its terms. If the surviving spouse so elects, the rider will continue in the Accumulation Phase, and the Premium Accumulation Value and Maximum Anniversary Accumulation Value will be set equal to the Policy's Accumulation Value. The rider charge rate will equal the rider charge rate in effect for new issues of the same rider, but will not exceed the maximum rider charge. If age requirements are not met, the rider will terminate.

Direction Variable Annuity	37

If the Covered Person dies during the Withdrawal Phase, the surviving spouse of the deceased Covered Person may elect to continue the rider in accordance with its terms. Total annual withdrawals, not to exceed the LWBA in effect on the date of the Covered Person's death, will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person's death.

Death Benefit

Upon the death of the last Covered Person, provided the rider is in the Withdrawal Phase, the beneficiary may elect to receive either the death benefit as provided by the Policy and other riders, as applicable, or the distribution of the Remaining Balance accomplished through the payment of the LWBA, subject to the IRS regulations relating to RMDs, until such time that the Remaining Balance is zero.

If the last surviving Covered Person dies and the Policy's Accumulation Value is zero as of the date of death, any Remaining Balance will be distributed to the beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

Rider Charge

The current and guaranteed maximum annual charges for the Waypoint Income Rider are in the Charges section of this prospectus. Beginning with the Rider Date, each month we will deduct a rider charge pro-rata from your investment options. The monthly rider charge is equal to the rider charge rate multiplied by the Rider Charge Base divided by 12.

Rider Charge Base is the value used to calculate the monthly rider charge for each Policy Month. The initial Rider Charge Base is the Policy's Accumulation Value as of the Rider Date. During the Accumulation Phase, the Rider Charge Base is established on each Policy Anniversary as the maximum of the Policy's Accumulation Value, the Premium Accumulation Value, and the Maximum Anniversary Accumulation Value. During the Policy Year, the Rider Charge Base is increased dollar-for-dollar for premiums paid since the previous Policy Anniversary. During the Policy Year, the Rider Charge Base is also reduced for any withdrawal taken since the previous Policy Anniversary in the proportion that the withdrawal amount has to the Policy's Accumulation Value prior to the withdrawal. During the Withdrawal Phase the Rider Charge Base is the Benefit Base.

Calculating the monthly rider charge:
The monthly rider charge equals:	(A * B) , where:	A is the Rider Charge Base
	12	B is the current rider charge rate

Example (actual results depend on Policy experience):

Assume:

A Single Life rider charge rate of 1.25%

On the Rider Date, the Policy's Accumulation Value is $100,000

No additional premiums are added or withdrawals made

On the first Policy Anniversary after the Rider Date, the Rider Charge Base is $105,000.

Result:

The initial Rider Charge Base is the Policy's Accumulation Value as of the Rider Date, or $100,000. The monthly rider charge for the next 12 Policy Months is calculated as follows:

($100,000 * 1.25%) / 12 = $104.16

On the first Policy Anniversary after the Rider Date, the monthly rider charge for the next 12 Policy Months is calculated as follows:

($105,000 * 1.25%) / 12 = $109.37

Permitted Investment Options

While the Waypoint Income Rider is in force, all of your Policy's Accumulation Value must be allocated to the permitted investment options approved for use with this rider. The Waypoint Income Rider will terminate if you allocate any portion of your Policy's Accumulation Value or subsequent premium payment to an investment option that is inconsistent with the permitted investment options. You may transfer your Policy's Accumulation Value between the permitted investment options; however, any transfer of your Policy's Accumulation Value to an investment option that is not a permitted investment option will result in termination of the Waypoint Income Rider.

We reserve the right to change at any time the permitted investment options and/or place additional restrictions on the number of investment options that you are allowed to select, or the percentages you may allocate to each investment option while the Waypoint Income Rider is in force. We will notify you at least 30 days prior to any change to the permitted investment options. If we have not received alternate instructions from you prior to the closure of an investment option, we will transfer all of your Policy's Accumulation Value from the discontinued investment option to a default investment option as specified in the notice. You may later request to transfer your Policy's Accumulation Value from the default investment option to any remaining permitted investment option. We may close one or more permitted investment option(s) to additional premium payments and transfers. We will notify you at least 30 days prior to the closure(s). If you wish to make additional premium payments, you will be required to transfer your Policy's Accumulation Value to one of the remaining permitted investment options.

Direction Variable Annuity	38

The list of permitted investment options is:

American Funds IS Managed Risk Asset Allocation Fund	For investors seeking to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. This investment may be appropriate for investors who are risk-averse and seek to protect capital. Losses are still possible.

Calvert VP Volatility Managed Growth Portfolio

For long-term investors who seek growth potential with less emphasis on current income. The portfolio is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.

Calvert VP Volatility Managed Moderate Growth Portfolio

For long-term investors who seek a balance of current income and growth potential. The portfolio is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.

Calvert VP Volatility Managed Moderate Portfolio	For investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

You must allocate 100% of your Policy's Accumulation Value to one of the permitted investment options. Each portfolio is a volatility managed fund and may be referred to as a "VM Fund" or, collectively, the "VM Funds." You must select the VM Fund that is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the VM Fund you select is appropriate for your ability to withstand investment risk. We are not responsible for your selection of a specific VM Fund or your decision to change to a different VM Fund.

The strategies used by the VM Funds seek to limit the volatility risks associated with the value of your Policy. While these strategies are intended to reduce the risk of market losses from investing in equity securities, they may result in periods of underperformance, including, but not limited to, during times when the market is appreciating. As a result, your Policy's Accumulation Value may rise less than it would have without these strategies. During periods of high market volatility, the strategies are intended to dampen the impact on your Policy during sharp market losses, but nevertheless, you may still incur losses.

Changes to your Policy's Accumulation Value allocations outside of the permitted investment options will cause the Waypoint Income Rider to terminate. For this reason, you will not be able to execute such a trade online. You will be required to communicate with the Service Center. The Service Center will communicate that your election to trade will result in the termination of your Rider.

Potential Conflicts of Interest Relating to the VM Funds

The strategies used by the VM Funds limit the volatility risks associated with offering living benefit riders like the Waypoint Income Rider. In requiring allocation to the VM Funds we are not providing investment advice or managing the allocations of your Policy. There is no investment advisory agreement between you and us, nor are any of our affiliates an adviser to you as the Policy Owner.

Each VM Fund is a mutual fund portfolio managed by the mutual fund's investment adviser. The three VM Funds with "Calvert VP" in their names are managed by Calvert Research and Management ("CRM") and subadvised by our affiliate AIP, subject to the oversight of CRM and the portfolio's Board of Directors. In providing investment subadvisory services to the Calvert VP VM Funds, AIP may be subject to competing interests that may influence its decisions. These competing interests typically arise because AIP serves as the sub-adviser to the Calvert VP VM Funds while we receive compensation for providing other services to the Calvert VP VM Funds, which may vary depending on the portfolio. For additional information, see the Calvert VP VM Fund portfolio prospectuses.

Termination

Except as otherwise provided under the Rider Spousal Continuation section, the Waypoint Income Rider will terminate without value on the earliest occurrence of any of the following dates:

(1)	the date of death of the last surviving Covered Person,
(2)	the date there is a change of Owner that results in a change of Covered Person,
(3)	the date annuity payments commence under an annuity income option,
(4)	the date an Excess Withdrawal is taken such that the recalculated LWBA is less than $100,
(5)	the date any investment restriction is violated,
(6)	the date you provide Written Notice to terminate either this rider or the Policy, or
(7)	the date the Policy is terminated.
Direction Variable Annuity	39

If annuity payments are to commence at the Maturity Date under number (3) above, the Owner may select one of the following options:

(1)	apply the Policy's Accumulation Value under an annuity income option described in the Policy, or
(2)	receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

In the case of a divorce, this rider will continue provided the Covered Person does not change.

FEDERAL INCOME TAX MATTERS

This discussion of how federal income tax laws may affect your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections also impact taxation of your variable annuity investment and/or earnings.

Tax Deferrals During Accumulation Period

An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual Owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

Taxation of Withdrawals

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the income, then, only after the income portion is exhausted, as coming from principal. If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:

•	after the taxpayer reaches age 59 1/2;
•	upon the death of the Owner;
•	if the taxpayer is defined as totally disabled;
•	as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
•	under an immediate annuity; or
•	under certain other limited circumstances.

Taxation of Annuity Payments

If you elected an annuity payment option, the Code provides for the return of your investment in equal tax-free amounts over the annuity payout period. A portion of each fixed annuity payment may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. The remaining balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds

A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. To be treated as an annuity, a Policy must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary, they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the Owner, it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

Direction Variable Annuity	40

Tax Treatment of Assignments and Transfers

An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code and ERISA in some circumstances prohibit such transactions from tax qualified plans, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

Tax Treatments by Type of Owner

A Policy held by an entity, other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable each year as it is received or accrued by the Owner. However, this rule does not apply if the Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non natural person.

Annuity Used to Fund Qualified Plan

The Policy is designed for use with various qualified plans including:

•	Individual Retirement Annuities (IRAs), Code Section 408(b);
•	Simplified Employee Pension (SEP IRA), Code Section 408(k);
•	Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
•	Roth IRAs, Code Section 408A.

The Policy will not provide additional tax deferral benefits if it is used to fund a qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

The Company reserves the right to limit the availability of the Policy for use with qualified plans and to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy. Our Service Center is available to assist you with any of your contract needs.

Tax Impact on Account Value

Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

MISCELLANEOUS

ABOUT OUR COMPANY

Ameritas Life Insurance Corp. issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. Ameritas Life is a stock life insurance company organized under the insurance laws of the State of Nebraska, in business since 1887. We are an indirect wholly owned subsidiary of Ameritas Mutual Holding Company, a diversified family of financial services businesses. Our address is 5900 O Street, Lincoln, Nebraska, 68510. (See the Table of Contents page of this prospectus for more information on how to contact us.)

Ameritas Life is engaged in the business of offering life insurance; annuities; individual disability income insurance; group dental, vision and hearing care insurance; and retirement plans throughout the United States (except New York).

DISTRIBUTION OF THE POLICIES

Ameritas Investment Company, LLC ("AIC"), 5900 O Street, Lincoln, Nebraska 68510, is the principal underwriter of the Policies. AIC is a direct wholly owned subsidiary of Ameritas Life. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the

Direction Variable Annuity	41

Distributors, and also will be licensed as insurance agents to sell variable insurance products. AIC is a federally registered broker-dealer and member of the Financial Industry Regulatory Authority ("FINRA"). Commissions paid to all Distributors may be up to a total of 7.10% of premiums. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees, and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $5,000 to $25,000) and marketing support allowances may change from time to time. In calendar year 2019, we paid no conference sponsorship fees. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' Charges Explained section.

VOTING RIGHTS

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you are invested. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We vote all shares that we hold in the same proportions as we vote the shares for which we have received instructions. It is possible that a small number of Policy Owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could from time to time have a material adverse effect on any or all of the above.

Direction Variable Annuity	42

APPENDIX A: Variable Investment Options

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
AB Variable Products Series Fund, Inc.	AllianceBernstein L.P.
AB VPS Growth and Income Portfolio, Class B	Long-term growth of capital.
American Century Investments	American Century Investment Management, Inc.
American Century VP Income & Growth Fund, Class II	Capital growth; income is secondary.
American Funds Insurance Series®	Capital Research and Management Company (SM)
American Funds IS Asset Allocation Fund, Class 2	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds IS Blue Chip Income and Growth Fund, Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds IS Global Growth Fund, Class 2	Seeks to provide long-term growth of capital.
American Funds IS Growth Fund, Class 2	Seeks to provide growth of capital.
American Funds IS Growth-Income Fund, Class 2	Seeks to achieve long-term growth of capital and income.
American Funds IS International Fund, Class 2	Seeks to provide long-term growth of capital.
American Funds IS Managed Risk Asset Allocation Fund, Class P2 – Milliman Financial Risk Management LLC	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
American Funds IS New World Fund®, Class 2	Seeks to provide long-term capital appreciation.
BNY Mellon Investment Portfolios	BNY Mellon Investment Adviser, Inc.
BNY Mellon MidCap Stock Portfolio, Service Shares	Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400®Index (S&P 400 Index).
BNY Mellon Small Cap Stock Index Portfolio, Service Shares	Index: S&P SmallCap 600 Index.
Calvert Variable Products, Inc.	Calvert Research and Management
Calvert VP Volatility Managed Growth Portfolio, Class F – Ameritas Investment Partners (AIP)* and Milliman Financial Risk Management, LLC ("Milliman")	Growth and income.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP* and Milliman	Income and growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP* and Milliman	Current income.
Calvert Variable Series, Inc.	Calvert Research and Management
Calvert VP SRI Balanced Portfolio, Class F	Total return.
Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund, Class 2	Total return, consisting of current income and capital appreciation.
Columbia Funds Variable Series Trust II	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Disciplined Core Fund, Class 2	Capital appreciation.
Columbia Variable Portfolio - Emerging Markets Fund, Class 2	Long-term capital growth.
Columbia Variable Portfolio - High Yield Bond Fund, Class 2	High current income with capital growth secondary.
Columbia Variable Portfolio - Overseas Core Fund, Class 2	Capital appreciation.
Columbia Variable Portfolio - Select Mid Cap Value Fund, Class 2	Long-term growth of capital.
Columbia Variable Portfolio - Select Small Cap Value Fund, Class 2	Long-term capital growth.
DWS Variable Series II	DWS Investment Management Americas, Inc.
DWS Alternative Asset Allocation VIP, Class B – RREEF America L.L.C.	Capital appreciation.
Direction Variable Annuity	43

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Fidelity® Variable Insurance Products **	Fidelity Management & Research Company LLC
Fidelity® VIP ContrafundSM Portfolio, Service Class 2 (1)	Seeks long-term capital appreciation.
Fidelity® VIP Government Money Market Portfolio, Service Class 2 (1)	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity® VIP Index 500 Portfolio, Service Class 2 (2)	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Fidelity® VIP Investment Grade Bond Portfolio, Service Class 2 (1)	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Mid Cap Portfolio, Service Class 2 (1)	Seeks long-term growth of capital.
Fidelity® VIP Strategic Income Portfolio, Service Class 2 (1,3)	Seeks a high level of current income. The fund may also seek capital appreciation.
Subadvisers: (1) Other investment advisers serve as sub-advisers for the fund, (2) Geode Capital Management, LLC. and (3) FIL Investment Advisors (UK) Limited (FIA(UK))
Franklin Templeton Variable Insurance Products Trust	(1) Franklin Advisers, Inc. (2) Franklin Mutual Advisers, LLC (3) Templeton Investment Counsel, LLC
Franklin Income VIP Fund, Class 2 (1)	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Mutual Global Discovery VIP Fund, Class 2 (2)	Seeks capital appreciation.
Franklin Small Cap Value VIP Fund, Class 2 (2)	Seeks long-term total return.
Templeton Foreign VIP Fund, Class 2 (3)	Seeks long-term capital growth.
Templeton Global Bond VIP Fund, Class 2 (1)	Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. American Value Fund, Series II	Long-term capital appreciation.
Invesco V.I. Diversified Dividend Fund, Series II	Provide reasonable current income and long-term growth of income and capital.
Invesco V.I. Global Real Estate Fund, Series II – Invesco Asset Management Limited	Total return through growth of capital and current income.
Ivy Variable Insurance Portfolios	Ivy Investment Management Company
Ivy VIP Asset Strategy, Class II	To seek to provide total return.
Ivy VIP Balanced, Class II	To seek to provide total return through a combination of capital appreciation and current income.
Ivy VIP Energy, Class II	To seek to provide capital growth and appreciation.
Ivy VIP Global Growth, Class II	To seek to provide growth of capital.
Ivy VIP High Income, Class II	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy VIP International Core Equity, Class II	To seek to provide capital growth and appreciation.
Ivy VIP Mid Cap Growth, Class II	To seek to provide growth of capital.
Ivy VIP Science and Technology, Class II	To seek to provide growth of capital.
Ivy VIP Small Cap Core, Class II	To seek to provide capital appreciation.
Janus Aspen Series	Janus Capital Management LLC
Janus Henderson Flexible Bond Portfolio, Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Growth Series, Service Class	Seeks capital appreciation.
MFS® New Discovery Series, Service Class	Seeks capital appreciation.
MFS® Utilities Series, Service Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Blended Research® Core Equity Portfolio, Service Class	Seeks capital appreciation.
MFS® Corporate Bond Portfolio, Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.
MFS® Government Securities Portfolio, Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.
MFS® Variable Insurance Trust III	Massachusetts Financial Services Company
MFS® Blended Research® Small Cap Equity Portfolio, Service Class	Seeks capital appreciation.

Direction Variable Annuity	44

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
MFS® Conservative Allocation Portfolio, Service Class	Seeks a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Portfolios.
MFS® Global Real Estate Portfolio, Service Class	Seeks total return.
MFS® Growth Allocation Portfolio, Service Class	Seeks a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Portfolios.
MFS® Moderate Allocation Portfolio, Service Class	Seeks a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Portfolios.
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Core Plus Fixed Income Portfolio, Class II	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley VIF Global Strategist Portfolio, Class II – Morgan Stanley Investment Management Limited	Total return.
Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Growth Portfolio, Class S	Seeks growth of capital.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	Seeks growth of capital.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio, Advisor Class	Seeks maximum real return.
PIMCO Emerging Markets Bond Portfolio, Advisor Class	Seeks maximum total return.
PIMCO Low Duration Portfolio, Advisor Class	Seeks maximum total return.
PIMCO Real Return Portfolio, Advisor Class	Seeks maximum real return.
PIMCO Short-Term Portfolio, Advisor Class	Seeks maximum current income.
Putnam Variable Trust	Putnam Investment Management, LLC
Putnam VT Global Asset Allocation Fund, Class IB ***	Seeks long-term return consistent with preservation of capital.
Putnam VT Global Health Care Fund, Class IB ***	Seeks capital appreciation.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio-II	Seeks to provide long-term capital growth. Income is a secondary objective.
VanEck VIP Trust	Van Eck Associates Corporation
VanEck VIP Global Gold Fund, Class S Shares	Long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
VanEck VIP Global Hard Assets Fund, Class S Shares	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

*	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
**	FIDELITY and Contrafund are registered service marks of FMR LLC. Used with permission.
***	Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

Direction Variable Annuity	45

APPENDIX B: Tax-Qualified Plan Disclosures

DISCLOSURE STATEMENT Ameritas Life Insurance Corp.	For annuity policies issued as a: ▪ Traditional IRA ▪ SEP IRA ▪ SIMPLE IRA ▪ Roth IRA

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or CPA to learn how the applicable tax laws apply to your situation. This Disclosure Statement is not intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publications 590-A and 590-B Contributions and Distributions to Individual Retirement Arrangements, respectively.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this Disclosure Statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:

Ameritas Life Insurance Corp.

Service Center, Attn: Annuity Service Team

P.O. Box 81889

Lincoln, NE 68501

Telephone 800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, if you elect to cancel your Policy you may be subject to a withdrawal charge.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Policy is used for a Traditional IRA or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP-IRA), or Savings Incentive Match Plan for Employees (SIMPLE-IRA). A separate Policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("Code") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

Traditional IRA

Eligibility

You are eligible to establish a Traditional IRA if you are younger than age 70½ and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Annual Contribution Limits

You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit of $6,000 in 2020 or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such rollover contributions are not limited by this annual contribution maximum.

Direction Variable Annuity	46

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return (without an extension) must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions

Contributions made for the tax year may be fully deductible if neither you nor your spouse (if you are married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans) for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phase out range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phase out range are not entitled to an IRA deduction. The phase out limits are as follows:

	Married Filing Jointly	Single/Head of Household
Year	AGI	AGI

2018	$101,000 - $121,000	$63,000 - $73,000
2019	$103,000 - $123,000	$64,000 - $74,000
2020	$104,000 - $124,000	$65,000 - $75,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $196,000 and the deductible contribution for you is phased out between $196,000 and $206,000 of AGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Traditional IRA contributions accumulate tax-deferred until you withdraw them.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Earnings distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Traditional IRA During Your Life

You may take distributions from your Traditional IRA at any time. However, there is an additional 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½, unless: (1) the distribution is made to a beneficiary on or after the Owner's death; (2) distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a

Direction Variable Annuity	47

lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) distributions to satisfy a levy issued by the IRS; or (9) the distribution is a qualified reservist distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 72 (or 70 ½ prior to 2020) you must elect to receive Required Minimum Distributions no later than April 1 of the following year in which you reach age 72 (or 70 ½ prior to 2020) whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. At your request we will calculate the Required Minimum Distribution for you. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Traditional IRA After Your Death

If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

Your designated beneficiary must withdraw the funds remaining no later than December 31 of the calendar year in which the tenth anniversary of your death occurs; or if your beneficiary is an eligible designated beneficiary, over the life or life expectancy of the eligible designated beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the designated beneficiary is your spouse, payments may be delayed until December 31 of the calendar year in which you would have reached age 72. If you did not designate a proper beneficiary, the funds remaining must be distributed within five years after your death.

Your surviving spouse, if the sole beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA. An eligible designated beneficiary is a designated beneficiary who is your surviving spouse, your minor child; disabled, a chronically ill individual or an individual who is not more than 10 years younger.

Tax Consequences

Amounts paid to you or your beneficiary from your Traditional IRA are taxable as ordinary income, except recovery of your nondeductible Traditional IRA contributions is tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers

Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1.	Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Traditional IRA to Traditional IRA Rollovers are limited to one per 12-month period. However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred tax-free to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2.	Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:

  distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
  required minimum distributions made during or after the year you reach your Required Beginning Date;
  any hardship distributions made under the terms of the plan; and
  amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.
Direction Variable Annuity	48

Under certain circumstances, you may roll over all or a portion of your distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Traditional IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Traditional IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA.

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish Simplified Employee Pensions for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Traditional IRAs.

SIMPLE IRA

SIMPLE IRAs operate in connection with a Savings Incentive Match Plan for Employees maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

ROTH IRA

Eligibility

You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth IRA), out of your compensation or earned income for any year.

Limit on Annual Contributions

You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $6,000 for 2020. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $124,000. Your ability to contribute to your Roth IRA is phased out at $139,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $196,000. Your ability to contribute to your Roth IRA is phased out at $206,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions

Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

▪	You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
▪	If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated.

Direction Variable Annuity	49

Tax on Withdrawals From Your Roth IRA

You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if it is a qualified distribution meeting the following requirements: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59½, your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA

Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule") if you have not designated a beneficiary. Your designated beneficiary must receive your entire interest within 10 years after your death. If your beneficiary is an eligible designated beneficiary, they may elect to take withdrawals over their life expectancy beginning on or before December 31st of the calendar year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own. An eligible designated beneficiary is a designated beneficiary who is your surviving spouse, your minor child, disabled, a chronically ill individual or an individual who is not more than 10 years younger.

Rollovers and Conversions

You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA. You can roll over distributions from a Traditional IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

General Information and Restrictions for All IRAs

Lump Sum Distribution

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability

You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability

The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions

If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure

Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Direction Variable Annuity	50

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

Status of Our IRA Plan

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

Direction Variable Annuity	51

APPENDIX C: Permitted Rider Combinations

The table below illustrates the rider combinations that are permitted. Contact us if you have questions about the permitted rider combinations.

		Death Benefit Riders (DBR)					Surrender Charge Riders (SCR)
		Step-Up DBR	Return of Premium DBR	Enhanced DBR	Waypoint Income Rider	Minimum Premium Rider	Four-Year SCR	No SCR
Death Benefit Riders (DBR)	Step-Up DBR		No	Yes	Yes	Yes	No	No
	Return of Premium DBR	No		Yes	Yes	Yes	Yes	Yes
	Enhanced DBR	Yes	Yes		Yes	Yes	No	No
	Waypoint Income Rider	Yes	Yes	Yes		Yes	No	No
	Minimum Premium Rider	Yes	Yes	Yes	Yes		Yes	Yes
Surrender Charge Riders (SCR)	Four-Year SCR	No	Yes	No	No	Yes		No
	No SCR	No	Yes	No	No	Yes	No

Direction Variable Annuity	52

APPENDIX D: State-Specific Contract Provisions

Certain features of your Policy may be different than the features described in the prospectus if your Policy is issued in the states or district described below. Further variations may arise; the variations are subject to change without notice.

California, Connecticut, Delaware, District of Columbia, Florida, Nebraska, North Dakota and South Dakota.

If, prior to the Maturity Date, you have paid no premiums during the previous 24-month period, we have the right to cancel the Policy and pay you the Accumulation Value less applicable surrender charges in a lump sum if both (i) the total premiums paid, less any partial withdrawals, are less than $2,000 (does not apply to IRAs), and (ii) the Accumulation Value at the end of such 24-month period is less than $2,000.

We must request and receive approval from the department of insurance of the State where the Policy is delivered if we defer payments of a full surrender or partial withdrawal or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice.

California. The Right to Examine period is 10 days for Policy Owners less than age 60. The Right to Examine period is 30 days for Policy Owners age 60 and over. If you send the Policy back during the Right to Examine period, we will refund the Policy's Accumulation Value and any Policy fee paid within 30 days from the date that we receive notice of cancellation and the returned Policy.

For Policy Owners age 60 and over, during the Right to Examine period your premium will be allocated to the Fixed Account or a money market subaccount unless you direct that the premium be invested in a stock or bond subaccount. If you do not direct that the premium be invested in a stock or bond subaccount, and if you return the Policy during the Right to Examine period, you will be entitled to a refund of the premium and any Policy fee paid. If you direct that the premium be invested in a stock or bond subaccount during the Right to Examine period, and if you return the Policy during the Right to Examine period, you will be entitled to a refund of the Policy's account value on the day the Policy is received by us or the agent who sold you the Policy, which could be less than the premium you paid for the Policy, plus any Policy fee paid.

The surrender charge will be waived in the event of (1) or (2) below:

(1) You become confined in a skilled nursing facility, convalescent nursing home, extended care facility, or residential care facility, or are receiving home care or community-based care, for a period of at least 60 consecutive days after the Policy Date, subject to the following:

(a) You must be a natural person (not a trust, corporation, or other legal entity),

(b) You must have been an Owner of this Policy continuously since the Policy Date.

(c) You were not confined in a skilled nursing facility, convalescent nursing home, extended care facility, or residential care facility, or were not receiving home care or community-based care, at any time during the 180-day period immediately prior to the Policy Date.

(d) You are not eligible for this benefit if you are confined to an assisted living facility, a facility primarily engaged in the treatment of mental or nervous disorders, a facility primarily engaged in the treatment of alcoholism or drug addiction, or a rehabilitation hospital.

(2) You acquire a terminal illness after the Policy Date, subject to the following:

(a) You must be a natural person (not a trust, corporation, or other legal entity).

(b) You must have been an Owner of this Policy continuously since the Policy Date.

(c) You must have received a diagnosis from your physician indicating that you have 12 months or less to live.

We must receive from you Written Notice of a full surrender or partial withdrawal and notice of your intention to exercise this benefit. We will provide you with a claim form within 15 days of receiving notice of your intention to exercise this benefit. If notice is for (1) above, the claim form will need to include due proof of confinement and be received within 12 months following such confinement. If notice is for (2) above, the claim form will need to include a certificate from your physician stating your life expectancy and any other proof we may require.

Connecticut. If this Policy is a replacement for an existing Policy, you have 10 days to review the Policy during the Right to Examine period. If you cancel the Policy prior to the Policy being delivered to you, we will refund an amount equal to the total of all premiums paid. If you return the Policy during the 10-day Right to Examine period, the amount of the refund will be equal to the sum of (a) the difference between the premiums paid including any Policy fees or other charges and the amounts allocated to the Separate Account under the Policy, and (b) the value of the amount allocated to any Separate Account under the Policy on the date the returned Policy is received by us or our agent.

Direction Variable Annuity	53

Delaware. The Right to Examine period for replacements of existing policies is 20 days.

District of Columbia. The Right to Examine period for replacements of existing policies is 10 days.

Florida. The Right to Examine period is 21 days regardless of whether it is a replacement of an existing policy. The amount of a refund will be equal to the greater of the Policy's Accumulation Value, plus any fees or charges deducted from the premiums or imposed under the Policy, or a refund of all premiums paid.

The earliest Maturity Date that you may choose is 12 months after your Policy Date. You may select to change the Maturity Date to be no earlier than the later of the date of the request or 12 months.

If we delay payment of a full surrender, partial withdrawal or transfer from the fixed account for 30 days or more, we will include interest for the delay period at the rate specified in accordance with Florida law.

North Dakota. The Right to Examine period is 20 days regardless of whether it is a replacement of an existing Policy.

Interest will accrue on the death benefit from the date of death to the date of settlement at an interest rate no less than the declared interest rate for proceeds left on deposit with us. If the death benefit is paid in a single sum, we will pay the death benefit and accrued interest within two months from the date we receive proof of death.

Pennsylvania. The Right to Examine period is 45 days for a replacement of a Policy with Ameritas Life.

Direction Variable Annuity	54

APPENDIX E: Accumulation Unit Values

The following table shows Accumulation Unit Values ("AUVs") for the Subaccounts that fund obligations of Ameritas Variable Separate Account VA-2 (the "Registrant") under variable annuity Policies offered by this prospectus. Direction Variable Annuity AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period.

The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option as of the end of the periods indicated for Direction Variable Annuity Policies, as well as accumulation units for the Registrant's other policies that are no longer offered for sale, but for which the Registrant may continue to accept payments. These closed products include Overture Medley®, Medley!, Overture Annuity, Overture Annuity II, Overture Annuity III, Overture Annuity III-Plus, Overture Acclaim!, and Overture Accent! (collectively referred to as the "Other VA-2 Annuities"). Policy expenses vary for each of the Registrant's variable annuities; therefore, Direction Variable Annuity AUVs are not representative of values for the other products.

The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB VPS Growth and Income	2015				NA
Portfolio, Class B (12/15/2015)	2016	27.41	32.771	462
	2017		38.481	1,283
	2018		35.870	2,633
	2019		43.900	5,883
THE ALGER PORTFOLIOS
Alger Balanced Portfolio, Class I-2	2010	NA	NA	NA	511,957
	2011				430,306
	2012				364,454
	2013				293,565
	2014				280,315
	2015				257,437
	2016				214,601
	2017				197,821
	2018				171,048
	2019				161,018
AMERICAN CENTURY INVESTMENTS
American Century VP Income & Growth	2010	NA	NA	NA	1,572,327
Fund, Class I	2011				1,401,621
	2012				1,205,790
	2013				1,117,071
	2014				1,064,616
	2015				4,665,191
	2016				3,707,974
	2017				3,337,117
	2018				2,992,854
	2019				2,743,359
American Century VP Income & Growth	2015				NA
Fund, Class II (12/15/2015)	2016	7.94	9.612	23,515
	2017		11.448	50,884
	2018		10.518	65,200
	2019		12.887	57,075
American Century VP Mid Cap Value	2010	NA	NA	NA	127,320
Fund, Class I	2011				116,396
	2012				121,503
	2013				145,142
	2014				258,142
	2015				253,981
	2016				390,079
	2017				353,491
Direction Variable Annuity	55

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
	2018				331,066
	2019				302,260
AMERICAN FUNDS INSURANCE SERIES ®
American Funds IS Asset Allocation	2015				NA
Fund, Class 2 (12/15/2015)	2016	19.14	22.168	27,710
	2017		25.511	54,794
	2018		24.093	78,874
	2019		28.919	96,166
American Funds IS Blue Chip Income	2015				NA
and Growth Fund, Class 2	2016	11.63	14.712	80,564
(12/15/2015)	2017		17.049	157,594
	2018		15.418	183,945
	2019		18.528	185,553
American Funds IS Global Growth	2015				NA
Fund, Class 2 (12/15/2015)	2016	23.83	26.109	3,029
	2017		33.986	10,527
	2018		30.604	15,140
	2019		40.990	18,072
American Funds IS Growth	2015				NA
Fund, Class 2 (12/15/2015)	2016	61.11	73.427	4,880
	2017		93.269	12,198
	2018		92.110	14,582
	2019		119.261	15,458
American Funds IS Growth-Income	2015				NA
Fund, Class 2 (12/15/2015)	2016	41.13	49.765	7,913
	2017		60.301	21,462
	2018		58.632	23,428
	2019		73.223	24,933
American Funds IS International	2015				NA
Fund, Class 2 (12/15/2015)	2016	16.37	18.484	6,029
	2017		24.184	21,836
	2018		20.798	25,575
	2019		25.304	29,733
American Funds IS Managed Risk	2015				NA
Asset Allocation Fund, Class P2	2016	11.17	12.446	50,744
(12/15/2015)	2017		14.147	55,365
	2018		13.320	51,561
	2019		15.560	313,118
American Funds IS New World Fund®,	2015				NA
Class 2 (12/15/2015)	2016	17.09	19.512	7,736
	2017		25.007	16,560
	2018		21.282	17,286
	2019		27.212	14,665
BNY MELLON INVESTMENT PORTFOLIOS
BNY Mellon MidCap Stock Portfolio,	2010				155,799
Service Shares (12/15/2015)	2011				174,799
	2012				150,094
	2013				124,230
	2014				127,531
	2015				112,554
	2016	17.21	21.549	10,296	97,585
	2017		24.545	26,606	84,263
	2018		20.488	29,145	74,212
	2019		24.313	27,176	61,292
BNY Mellon Small Cap Stock Index	2015				NA
Portfolio, Service Shares (12/15/2015)	2016	15.02	20.815	19,771
	2017		23.165	32,282
	2018		20.875	37,457
	2019		25.259	35,637
Direction Variable Annuity	56

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
CALVERT VARIABLE PRODUCTS, INC.
Calvert VP EAFE International Index	2010	NA	NA	NA	740,955
Portfolio, Class I	2011				674,035
	2012				677,970
	2013				631,450
	2014				866,749
	2015				837,422
	2016				644,337
	2017				561,151
	2018				550,619
	2019				503,516
Calvert VP Investment Grade Bond	2010	NA	NA	NA	1,131,014
Index Portfolio, Class I	2011				1,785,051
	2012				2,332,546
	2013				2,542,200
	2014				2,244,269
	2015				2,033,508
	2016				1,718,839
	2017				1,721,351
	2018				1,565,627
	2019				1,443,493
Calvert VP Nasdaq 100 Index	2010	NA	NA	NA	5,499,465
Portfolio, Class I	2011				4,698,115
	2012				5,027,304
	2013				4,447,908
	2014				3,265,834
	2015				3,175,476
	2016				3,634,153
	2017				3,142,022
	2018				2,727,974
	2019				2,378,028
Calvert VP Russell 2000 Small Cap	2010	NA	NA	NA	2,733,011
Index Portfolio, Class I	2011				1,728,186
	2012				1,870,836
	2013				1,689,359
	2014				1,723,070
	2015				1,586,809
	2016				1,744,150
	2017				1,599,906
	2018				1,453,099
	2019				1,327,973
Calvert VP S&P 500 Index Portfolio	2010	NA	NA	NA	345,274
	2011				694,858
	2012				733,014
	2013				785,273
	2014				602,155
	2015				708,560
	2016				1,068,813
	2017				936,639
	2018				825,622
	2019				728,486
Calvert VP S&P MidCap 400 Index	2010	NA	NA	NA	2,415,861
Portfolio, Class I	2011				2,890,381
	2012				2,670,183
	2013				2,701,723
	2014				2,250,805
	2015				2,173,827
	2016				2,021,433
	2017				1,812,957
	2018				1,650,064
	2019				1,489,617
Direction Variable Annuity	57

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
Calvert VP Volatility Managed Growth	2013				1,325,834
Portfolio, Class F (12/15/2015)	2014				4,406,714
	2015				6,675,015
	2016	15.15	16.546	476,095	6,824,402
	2017		19.155	1,044,733	6,654,647
	2018		17.542	1,596,327	6,517,199
	2019		20.706	1,597,792	5,316,910
Calvert VP Volatility Managed	2013				574,992
Moderate Growth Portfolio, Class F	2014				1,716,081
(12/15/2015)	2015				3,472,560
	2016	14.99	16.556	288,490	3,885,954
	2017		18.778	474,196	3,803,484
	2018		17.347	553,606	3,510,306
	2019		20.364	528,076	3,130,790
Calvert VP Volatility Managed	2013				427,565
Moderate Portfolio, Class F	2014				4,979,675
(12/15/2015)	2015				5,011,071
	2016	14.94	16.371	77,925	5,349,639
	2017		18.181	197,242	5,080,147
	2018		16.968	161,111	4,737,062
	2019		19.658	157,121	4,354,276
CALVERT VARIABLE SERIES, INC.
Calvert VP SRI Balanced Portfolio,	2010	NA	NA	NA	2,070,265
Class I	2011				2,038,955
	2012				1,934,538
	2013				1,906,691
	2014				2,002,676
	2015				1,916,823
	2016				1,832,720
	2017				1,700,996
	2018				1,429,263
	2019				1,419,539
Calvert VP SRI Balanced Portfolio,	2015				NA
Class F (12/15/2015)	2016	1.93	2.154	23,424
	2017		2.374	72,269
	2018		2.288	131,417
	2019		2.815	154,778
COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Columbia Variable Portfolio - Strategic	2015				NA
Income Fund, Class 2 (12/15/2015)	2016	4.31	4.764	18,379
	2017		4.995	30,735
	2018		4.914	33,431
	2019		5.362	54,529
COLUMBIA FUNDS VARIABLE SERIES TRUST II
Columbia Variable Portfolio - Disciplined	2015				NA
Core Fund, Class 2 (12/15/2015)	2016	32.32	38.121	2,898
	2017		46.831	5,716
	2018		44.577	7,333
	2019		54.933	10,788
Columbia Variable Portfolio - Emerging	2015				NA
Markets Fund, Class 2 (12/15/2015)	2016	12.21	14.048	704
	2017		20.433	8,382
	2018		15.846	11,663
	2019		20.595	11,111
Columbia Variable Portfolio - High Yield	2015				NA
Bond Fund, Class 2 (12/15/2015)	2016	6.29	7.090	22,459
	2017		7.454	35,359
	2018		7.084	38,444
	2019		8.173	38,651
Columbia Variable Portfolio –	2015				NA
Overseas Core Fund, Class 2	2016	12.30	12.582	2,340
(12/15/2015)	2017		15.844	2,344
Direction Variable Annuity	58

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
	2018		13.049	2,484
	2019		16.168	2,476
Columbia Variable Portfolio -	2015				NA
Select Mid Cap Value Fund, Class 2	2016	15.47	19.546	10,119
(12/15/2015)	2017		21.925	15,220
	2018		18.773	20,008
	2019		24.394	18,618
Columbia Variable Portfolio - Select	2015				NA
Small-Cap Value Fund, Class 2	2016	16.42	21.102	1,545
(12/15/2015)	2017		23.416	4,907
	2018		20.210	4,823
	2019		23.500	5,229
DWS VARIABLE SERIES II
DWS Alternative Asset Allocation VIP,	2015				NA
Class B (12/15/2015)	2016	12.25	13.096	2,122
	2017		13.875	2,821
	2018		12.453	3,141
	2019		14.098	3,274
DWS International Growth VIP,	2010	NA	NA	NA	48,452
Class A	2011				47,063
	2012				48,325
	2013				42,869
	2014				44,455
	2015				46,462
	2016				41,401
	2017				50,667
	2018				39,958
	2019				44,399
DWS Small Mid Cap Value VIP,	2010	NA	NA	NA	633,725
Class A	2011				1,229,888
	2012				1,235,282
	2013				457,314
	2014				202,652
	2015				205,086
	2016				171,980
	2017				148,837
	2018				124,080
	2019				103,124
FIDELITY® VARIABLE INSURANCE PRODUCTS
Fidelity® VIP Asset Manager	2010	NA	NA	NA	529,768
Portfolio, Initial Class	2011				438,922
	2012				375,655
	2013				326,337
	2014				292,045
	2015				254,733
	2016				212,961
	2017				182,539
	2018				162,714
	2019				145,777
Fidelity® VIP Asset Manager	2010	NA	NA	NA	104,546
Portfolio, Service Class	2011				80,912
	2012				71,581
	2013				65,990
	2014				65,460
	2015				61,290
	2016				57,827
	2017				49,563
	2018				43,467
	2019				35,814
Fidelity® VIP Asset Manager	2010	NA	NA	NA	165,408
Portfolio, Service Class 2	2011				145,470
	2012				135,498
Direction Variable Annuity	59

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
	2013				112,456
	2014				99,129
	2015				94,886
	2016				96,779
	2017				66,686
	2018				64,478
	2019				59,260
Fidelity® VIP Asset Manager: Growth	2010	NA	NA	NA	87,126
Portfolio, Initial Class	2011				78,422
	2012				65,961
	2013				58,686
	2014				52,014
	2015				44,393
	2016				40,783
	2017				34,597
	2018				30,735
	2019				28,839
Fidelity® VIP Asset Manager: Growth	2010	NA	NA	NA	18,648
Portfolio, Service Class	2011				16,312
	2012				13,436
	2013				12,402
	2014				11,686
	2015				9,713
	2016				7,427
	2017				4,074
	2018				3,730
	2019				3,646
Fidelity® VIP Asset Manager: Growth	2010	NA	NA	NA	46,778
Portfolio, Service Class 2	2011				40,437
	2012				36,824
	2013				28,580
	2014				26,061
	2015				37,287
	2016				35,894
	2017				27,001
	2018				26,473
	2019				24,044
Fidelity® VIP ContrafundSM Portfolio,	2010	NA	NA	NA	583,903
Initial Class	2011				503,508
	2012				436,400
	2013				400,764
	2014				358,004
	2015				314,685
	2016				267,208
	2017				234,415
	2018				210,425
	2019				194,063
Fidelity® VIP ContrafundSM Portfolio,	2010	NA	NA	NA	171,461
Service Class	2011				138,632
	2012				120,522
	2013				102,721
	2014				90,264
	2015				79,074
	2016				69,194
	2017				53,971
	2018				48,697
	2019				45,143
Fidelity® VIP ContrafundSM Portfolio,	2010				914,442
Service Class 2 (12/15/2015)	2011				791,378
	2012				1,503,230
	2013				1,336,003
Direction Variable Annuity	60

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
	2014				892,355
	2015				548,470
	2016	30.05	35.450	19,215	480,252
	2017		42.736	47,663	406,565
	2018		39.500	51,208	360,447
	2019		51.340	52,488	321,365
Fidelity® VIP Equity-Income PortfolioSM,	2010	NA	NA	NA	573,235
Initial Class	2011				492,827
	2012				435,832
	2013				380,758
	2014				339,595
	2015				302,458
	2016				260,510
	2017				231,829
	2018				204,296
	2019				183,141
Fidelity® VIP Equity-Income Portfolio SM,	2010	NA	NA	NA	123,371
Service Class	2011				91,229
	2012				68,623
	2013				60,518
	2014				49,237
	2015				43,836
	2016				38,337
	2017				32,675
	2018				30,265
	2019				28,498
Fidelity® VIP Equity-Income Portfolio SM,	2010	NA	NA	NA	546,611
Service Class 2	2011				475,989
	2012				384,142
	2013				325,024
	2014				286,446
	2015				261,436
	2016				235,326
	2017				207,740
	2018				182,095
	2019				169,085
Fidelity® VIP Government Money Market	2013	NA	NA	NA	45,054,692
Portfolio, Initial Class	2014				22,835,692
	2015				21,287,586
	2016				21,027,826
	2017				15,299,003
	2018				16,313,597
	2019				11,274,789
Fidelity® VIP Government Money Market	2015				NA
Portfolio, Service Class 2 (12/15/2015)	2016	1.00	0.991	506,725
	2017		0.985	167,733
	2018		0.989	247,998
	2019		0.996	803,081
Fidelity® VIP Growth Portfolio,	2010	NA	NA	NA	338,798
Initial Class	2011				293,222
	2012				250,381
	2013				216,725
	2014				192,097
	2015				175,308
	2016				159,464
	2017				144,233
	2018				127,978
	2019				115,701
Fidelity® VIP Growth Portfolio,	2010	NA	NA	NA	68,339
Service Class	2011				54,933
	2012				46,187
Direction Variable Annuity	61

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
	2013				42,556
	2014				34,544
	2015				32,033
	2016				26,695
	2017				22,302
	2018				19,000
	2019				17,103
Fidelity® VIP Growth Portfolio,	2010	NA	NA	NA	211,717
Service Class 2	2011				173,705
	2012				142,612
	2013				115,952
	2014				94,829
	2015				87,866
	2016				85,475
	2017				83,467
	2018				74,805
	2019				63,508
Fidelity® VIP High Income Portfolio,	2010	NA	NA	NA	355,989
Initial Class	2011				344,826
	2012				321,881
	2013				259,157
	2014				218,512
	2015				166,523
	2016				165,078
	2017				144,880
	2018				131,960
	2019				127,634
Fidelity® VIP High Income Portfolio,	2010	NA	NA	NA	186,822
Service Class	2011				185,722
	2012				144,312
	2013				136,033
	2014				97,756
	2015				76,452
	2016				64,953
	2017				52,897
	2018				46,899
	2019				40,821
Fidelity® VIP High Income Portfolio,	2010	NA	NA	NA	1,287,653
Service Class 2	2011				4,346,195
	2012				5,114,159
	2013				5,322,655
	2014				4,936,492
	2015				3,821,491
	2016				3,452,750
	2017				3,351,309
	2018				3,065,403
	2019				2,849,273
Fidelity® VIP Index 500 Portfolio,	2015				NA
Service Class 2 (12/15/2015)	2016	187.70	225.799	6,967
	2017		271.423	12,850
	2018		256.003	19,668
	2019		332.087	20,649
Fidelity® VIP Investment Grade Bond	2010	NA	NA	NA	795,201
Portfolio, Initial Class	2011				669,626
	2012				597,385
	2013				437,999
	2014				359,954
	2015				376,115
	2016				347,652
	2017				322,672
	2018				272,789
	2019				251,075
Direction Variable Annuity	62

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
Fidelity® VIP Investment Grade Bond	2010				1,146,155
Portfolio, Service Class 2 (12/15/2015)	2011				922,915
	2012				883,490
	2013				679,446
	2014				643,181
	2015				3,998,481
	2016	12.11	12.515	74,332	4,147,497
	2017		12.885	138,064	4,153,649
	2018		12.656	156,832	3,803,057
	2019		13.709	181,070	3,534,162
Fidelity® VIP Mid Cap Portfolio,	2010				567,231
Service Class 2 (12/15/2015)	2011				359,957
	2012				497,882
	2013				160,455
	2014				148,623
	2015				143,219
	2016	28.46	35.296	5,108	77,987
	2017		42.124	17,610	73,955
	2018		35.543	19,517	65,626
	2019		43.344	20,606	57,869
Fidelity® VIP Overseas Portfolio,	2010	NA	NA	NA	316,706
Initial Class	2011				264,400
	2012				222,929
	2013				192,646
	2014				164,464
	2015				150,409
	2016				135,530
	2017				117,494
	2018				108,692
	2019				98,879
Fidelity® VIP Overseas Portfolio,	2010	NA	NA	NA	75,326
Service Class	2011				59,458
	2012				44,436
	2013				39,017
	2014				29,603
	2015				28,296
	2015				28,296
	2016				20,552
	2017				17,167
	2018				15,900
	2019				13,594
Fidelity® VIP Overseas Portfolio,	2010	NA	NA	NA	550,717
Service Class 2	2011				493,714
	2012				414,317
	2013				353,327
	2014				344,759
	2015				339,095
	2016				325,571
	2017				283,411
	2018				267,901
	2019				259,055
Fidelity® VIP Strategic Income Portfolio,	2015				NA
Service Class 2 (12/15/2015)	2016	10.37	11.258	9,979
	2017		11.988	20,641
	2018		11.533	26,290
	2019		12.636	35,087
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund, Class 2	2015				NA
(12/15/2015)	2016	13.34	16.042	8,163	10,582
	2017		17.419	16,293	24,037
	2018		16.503	38,141	26,673
	2019		18.963	47,757	28,245
Direction Variable Annuity	63

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
Franklin Mutual Global Discovery VIP	2015				NA
Fund, Class 2 (12/15/2015)	2016	17.63	21.528	462
	2017		23.147	571
	2018		20.346	1,017
	2019		25.052	1,129
Franklin Small Cap Value VIP Fund,	2015				NA
Class 2 (12/15/2015)	2016	16.01	22.804	4,299
	2017		24.984	14,100
	2018		21.550	14,610
	2019		26.957	14,161
Templeton Foreign VIP Fund, Class 2	2015				NA
(12/15/2015)	2016	11.88	14.016	5,238
	2017		16.194	7,888
	2018		13.557	8,589
	2019		15.104	9,382
Templeton Global Bond VIP Fund,	2014				2,561,928
Class 2 (12/15/2015)	2015				2,454,453
	2016	15.36	16.114	28,153	2,105,828
	2017		16.262	36,600	2,136,861
	2018		16.411	37,382	1,969,791
	2019		16.576	32,367	1,991,853
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. American Value Fund,	2015				NA
Series II (12/15/2015)	2016	13.61	17.751	3,103
	2017		19.277	5,866
	2018		16.629	7,288
	2019		20.532	6,699
Invesco V.I. Diversified Dividend Fund,	2015				NA
Series II (12/15/2015)	2016	21.72	26.286	8,612
	2017		28.194	13,120
	2018		25.731	10,483
	2019		31.787	12,586
Invesco V.I. Global Core Equity	2010	NA	NA	NA	463,179
Fund, Series I	2011				414,342
	2012				366,109
	2013				302,122
	2014				266,973
	2015				236,132
	2016				207,466
	2017				183,063
	2018				164,669
	2019				145,633
Invesco V.I. Global Real Estate Fund,	2010	NA	NA	NA	486,150
Series I	2011				2,022,449
	2012				2,308,377
	2013				2,737,592
	2014				2,164,239
	2015				2,326,173
	2016				139,302
	2017				135,938
	2018				126,004
	2019				123,310
Invesco V.I. Global Real Estate Fund,	2015				NA
Series II (12/15/2015)	2016	14.74	16.049	9,435
	2017		17.913	18,435
	2018		16.611	15,883
	2019		20.171	36,632
Invesco V.I. International Growth Fund,	2010	NA	NA	NA	94,655
Series I	2011				1,083,001
	2012				1,099,800
	2013				1,087,955
Direction Variable Annuity	64

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
	2014				1,258,114
	2015				1,038,514
	2016				291,759
	2017				256,063
	2018				250,423
	2019				222,832
Invesco Oppenheimer V.I. Discovery	2019	NA	NA	NA	NA
Mid Cap Growth Fund, Series I
(04/30/2020)
IVY VARIABLE INSURANCE PORTFOLIOS
Ivy VIP Asset Strategy, Class II	2015				NA
(12/15/2015)	2016	7.92	8.016	0
	2017		9.387	558
	2018		8.788	558
	2019		10.595	558
Ivy VIP Balanced, Class II	2015
(12/15/2015)	2016	8.21	8.855	50,229	54,393
	2017		9.764	55,016	62,370
	2018		9.353	56,797	44,605
	2019		11.306	48,775	63,457
Ivy VIP Energy, Class II	2015				NA
(12/15/2015)	2016	4.25	6.719	13,293
	2017		5.812	40,613
	2018		3.789	43,428
	2019		3.882	50,709
Ivy VIP Global Growth, Class II	2015				NA
(12/15/2015)	2016	7.92	8.336	2,569
	2017		10.278	4,099
	2018		9.537	4,680
	2019		11.891	4,547
Ivy VIP High Income, Class II	2015				NA
(12/15/2015)	2016	3.25	3.858	10,445
	2017		4.075	51,651
	2018		3.949	65,079
	2019		4.347	77,491
Ivy VIP International Core Equity,	2015				NA
Class II (12/15/2015)	2016	14.06	15.550	10,314
	2017		18.961	10,387
	2018		15.428	11,487
	2019		18.131	8,423
Ivy VIP Mid Cap Growth, Class II	2015				NA
(12/15/2015)	2016	8.32	9.906	5,899
	2017		12.446	16,756
	2018		12.314	39,638
	2019		16.818	38,924
Ivy VIP Science and Technology,	2015				NA
Class II (12/15/2015)	2016	20.25	23.094	7,555
	2017		30.209	21,581
	2018		28.342	30,527
	2019		41.947	34,243
Ivy VIP Small Cap Core, Class II	2015				NA
(12/15/2015)	2016	14.21	19.990	6,338
	2017		22.509	16,354
	2018		19.947	20,016
	2019		24.554	17,046
JANUS ASPEN SERIES
Janus Henderson Flexible Bond Portfolio,	2015				NA
Service Shares (12/15/2015)	2016	12.74	12.822	22,597
	2017		13.120	27,114
	2018		12.822	33,252
	2019		13.873	36,414
Direction Variable Annuity	65

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
MFS ® VARIABLE INSURANCE TRUST
MFS® Growth Series, Service Class	2015				NA
(12/15/2015)	2016	36.19	39.572	3,636
	2017		51.360	7,031
	2018		52.074	10,681
	2019		71.035	10,354
MFS® New Discovery Series,	2010	NA	NA	NA	347,384
Initial Class	2011				297,467
	2012				244,151
	2013				288,807
	2014				227,703
	2015				216,618
	2016				199,394
	2017				186,028
	2018				170,170
	2019				167,037
MFS® New Discovery Series,	2015				NA
Service Class (12/15/2015)	2016	12.72	15.576	1,550
	2017		19.483	17,414
	2018		18.957	26,412
	2019		26.516	29,080
MFS® Total Return Series, Initial Class	2010	NA	NA	NA	114,573
	2011				125,046
	2012				106,766
	2013				186,570
	2014				212,390
	2015				252,440
	2016				253,655
	2017				240,837
	2018				203,707
	2019				189,010
MFS® Utilities Series, Initial Class	2010	NA	NA	NA	769,352
	2011				656,441
	2012				583,210
	2013				550,982
	2014				529,523
	2015				499,129
	2016				449,524
	2017				384,980
	2018				356,620
	2019				313,720
MFS® Utilities Series, Service Class	2015				NA
(12/15/2015)	2016	23.57	27.717	11,341
	2017		31.420	29,210
	2018		31.359	31,431
	2019		38.748	42,454
MFS® VARIABLE INSURANCE TRUST II
MFS® Blended Research® Core Equity	2015				NA
Portfolio, Service Class (12/15/2015)	2016	44.16	51.723	191
	2017		61.694	276
	2018		56.198	280
	2019		71.706	436
MFS® Corporate Bond Portfolio,	2015				NA
Service Class (12/15/2015)	2016	11.02	11.582	21,938
	2017		12.168	34,844
	2018		11.648	43,385
	2019		13.200	49,328
MFS® Government Securities Portfolio,	2015				NA
Service Class (12/15/2015)	2016	12.78	12.608	95,080
	2017		12.736	112,303
	2018		12.630	103,953
	2019		13.299	104,208
Direction Variable Annuity	66

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
MFS® Research International	2014	NA	NA	NA	NA
Portfolio, Initial Class	2015				2,167,785
	2016				2,316,319
	2017				2,012,074
	2018				2,003,314
	2019				1,781,630
MFS® Strategic Income Portfolio,	2013	NA	NA	NA	984,914
Initial Class	2014				688,529
	2015				578,034
	2016				511,968
	2017				436,351
	2018				366,492
	2019				304,489
MFS® VARIABLE INSURANCE TRUST III
MFS® Blended Research® Small Cap	2015				NA
Equity Portfolio, Service Class (12/15/2015)	2016	10.70	14.372	2,183
	2017		16.321	5,056
	2018		15.293	4,608
	2019		19.132	16,805
MFS® Conservative Allocation Portfolio,	2015				NA
Service Class (12/15/2015)	2016	10.77	11.517	7,760
	2017		12.685	7,441
	2018		12.191	8,691
	2019		14.058	10,931
MFS® Global Real Estate Portfolio,	2019	NA	NA	NA	NA
Initial Class (05/01/2020)
MFS® Global Real Estate Portfolio,	2019	NA	NA	NA	NA
Service Class (05/01/2020)
MFS® Growth Allocation Portfolio,	2015				NA
Service Class (12/15/2015)	2016	10.52	11.941	2,049
	2017		14.129	17,104
	2018		13.224	21,817
	2019		16.584	23,353
MFS® Moderate Allocation Portfolio,	2015				NA
Service Class (12/15/2015)	2016	11.86	13.079	61,627
	2017		14.923	78,857
	2018		14.164	83,325
	2019		17.095	79,131
MORGAN STANLEY VARIABLE INSURANCE FUND, INC.
Morgan Stanley VIF Core Plus Fixed	2019	11.05	11.636	6,339	12,185
Income Portfolio, Class II (05/01/19)
Morgan Stanley VIF Emerging Markets	2010	NA	NA	NA	1,589,680
Equity Portfolio, Class I	2011				2,224,535
	2012				1,750,571
	2013				1,979,509
	2014				3,191,408
	2015				2,281,214
	2016				1,303,586
	2017				1,135,620
	2018				1,146,784
	2019				1,049,539
Morgan Stanley VIF Global Strategist	2010	NA	NA	NA	330,306
Portfolio, Class I	2011				292,751
	2012				213,112
	2013				187,567
	2014				178,440
	2015				154,455
	2016				122,331
	2017				114,209
	2018				102,772
	2019				94,885
Direction Variable Annuity	67

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
Morgan Stanley VIF Global Strategist	2015				NA
Portfolio, Class II (12/15/2015)	2016	8.85	9.772	11,485
	2017		11.221	11,896
	2018		10.370	12,934
	2019		12.089	7,910
Morgan Stanley VIF U.S. Real Estate	2010	NA	NA	NA	587,352
Portfolio, Class I	2011				526,288
	2012				495,100
	2013				426,860
	2014				432,504
	2015				414,791
	2016				1,368,979
	2017				1,363,290
	2018				1,256,544
	2019				1,166,379
ALPS VARIABLE INVESTMENT TRUST
Morningstar Balanced ETF Asset	2011	NA	NA	NA	43,475
Allocation Portfolio, Class II	2012				74,071
	2013				132,793
	2014				145,955
	2015				126,674
	2016				99,254
	2017				100,074
	2018				92,854
	2019				65,579
Morningstar Growth ETF Asset	2011	NA	NA	NA	39,837
Allocation Portfolio, Class II	2012				78,814
	2013				74,480
	2014				79,671
	2015				73,667
	2016				74,477
	2017				61,643
	2018				61,169
	2019				39,226
Morningstar Income and Growth ETF	2011	NA	NA	NA	140,711
Asset Allocation Portfolio, Class II	2012				139,773
	2013				120,386
	2014				111,567
	2015				124,036
	2016				101,028
	2017				73,815
	2018				62,556
	2019				39,183
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Mid Cap Growth	2015				NA
Portfolio, Class S (12/15/2015)	2016	19.24	22.033	1,356
	2017		27.173	15,028
	2018		25.138	19,983
	2019		32.973	17,299
Neuberger Berman AMT Mid Cap	2010	NA	NA	NA	2,195,326
Intrinsic Value Portfolio, Class I	2011				33,942
	2012				39,519
	2013				46,771
	2014				54,532
	2015				50,237
	2016				51,478
	2017				44,633
	2018				38,737
	2019				34,813
Neuberger Berman AMT Mid Cap	2015				NA
Intrinsic Value Portfolio, Class S	2016	15.82	20.431	152
12/15/2015)	2017		23.536	13,162
Direction Variable Annuity	68

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
	2018		19.695	13,743
	2019		22.704	12,177
PIMCO VARIABLE INSURANCE TRUST
PIMCO CommodityRealReturn® Strategy	2015				NA
Portfolio, Advisor Class (12/15/2015)	2016	6.59	7.955	7,994
	2017		8.038	12,360
	2018		6.828	12,176
	2019		7.527	10,569
PIMCO Emerging Markets Bond Portfolio,	2015				NA
Advisor Class (12/15/2015)	2016	11.39	13.078	1,090
	2017		14.213	5,326
	2018		13.393	6,308
	2019		15.203	5,426
PIMCO Low Duration Portfolio,	2014	NA	NA	NA	1,342,756
Administrative Class	2015				1,246,114
	2016				972,837
	2017				972,159
	2018				850,499
	2019				815,501
PIMCO Low Duration Portfolio,	2015				NA
Advisor Class (12/15/2015)	2016	10.22	10.281	24,036
	2017		10.307	31,813
	2018		10.229	31,660
	2019		10.525	33,336
PIMCO Real Return Portfolio,	2016	11.92	12.420	5,420	8,816
Advisor Class (05/01/2016)	2017		12.734	15,496	25,410
	2018		12.317	27,603	33,639
	2019		13.211	46,499	30,426
PIMCO Short-Term Portfolio,	2015				NA
Advisor Class (12/15/2015)	2016	10.22	10.398	10,238
	2017		10.532	11,127
	2018		10.576	13,414
	2019		10.754	13,350
PIMCO Total Return Portfolio,	2010	NA	NA	NA	5,780,895
Administrative Class	2011				8,442,456
	2012				8,588,316
	2013				9,177,014
	2014				7,317,885
	2015				1,214,269
	2016				1,075,020
	2017				946,386
	2018				860,599
	2019				749,863
PUTNAM VARIABLE TRUST
Putnam VT Global Asset Allocation Fund,	2015				NA
Class IB (12/15/2015)	2016	16.25	18.196	164
	2017		20.779	1,985
	2018		19.078	3,082
	2019		22.124	6,758
Putnam VT Global Health Care Fund,	2015				NA
Class IB (12/15/2015)	2016	18.33	17.645	4,831
	2017		20.143	5,339
	2018		19.824	5,399
	2019		25.572	5,398
T. ROWE PRICE EQUITY SERIES, INC.
T. Rowe Price Blue Chip Growth	2010				3,045,169
Portfolio – II (12/15/2015)	2011				2,486,805
	2012				3,125,354
	2013				2,831,682
	2014				1,627,320
	2015				1,742,010
Direction Variable Annuity	69

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
	2016	20.25	22.282	53,888	2,345,823
	2017		29.966	95,997	1,948,441
	2018		30.156	119,806	1,705,172
	2019		38.688	121,897	1,491,288
THIRD AVENUE VARIABLE SERIES TRUST
FFI Strategies Portfolio	2010	NA	NA	NA	1,053,919
	2011				861,360
	2012				716,766
	2013				603,719
	2014				520,473
	2015				457,181
	2016				378,692
	2017				324,515
	2018				290,093
	2019				269,554
VANECK VIP TRUST
VanEck VIP Global Gold Fund,	2015				NA
Class S Shares (12/15/2015)	2016	4.36	7.094	35,575
	2017		7.923	40,503
	2018		6.544	39,874
	2019		8.989	40,954
VanEck VIP Global Hard Assets Fund,	2015				NA
Class S Shares (12/15/2015)	2016	13.87	23.231	2,109
	2017		22.548	4,926
	2018		15.978	5,469
	2019		17.646	6,243

Direction Variable Annuity	70

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

A Statement of Additional Information, dated May 1, 2020, contains other information about the Separate Account and Ameritas Life, plus more details concerning the disclosures in this prospectus. For a free copy, you may access it on the SEC's website (www.sec.gov), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

		Begin on Page
REMEMBER, THE CORRECT FORM is important for us to accurately process your Policy elections and changes. Many can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.	GENERAL INFORMATION AND HISTORY SERVICES	1
	PURCHASE OF SECURITIES BEING OFFERED UNDERWRITER CALCULATION OF PERFORMANCE	2
	STANDARDIZED PERFORMANCE REPORTING NON-STANDARDIZED PERFORMANCE REPORTING YIELDS	3
	OTHER INFORMATION SERVICE MARKS AND COPYRIGHTS LICENSING AGREEMENT	4
	FINANCIAL STATEMENTS	5

Thank you for reviewing this prospectus. You should also review the portfolio prospectuses for the variable investment options you select. If you have questions, contact your sales representative, or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 404-467-7335

Interfund Transfer Request Fax: 402-467-7923

ameritas.com

© 2020 Ameritas Life Insurance Corp.	Registration No. 811-05192
Direction Variable Annuity	71

Direction Variable Annuity Flexible Premium Deferred Variable Annuity
Ameritas Life Insurance Corp.	Ameritas Life
Ameritas Variable Separate Account VA-2	5900 O Street
Statement of Additional Information dated May 1, 2020	Lincoln, NE 68510
to accompany Policy Prospectus dated May 1, 2020

TABLE OF CONTENTS	PAGE

GENERAL INFORMATION AND HISTORY	1
SERVICES

PURCHASE OF SECURITIES BEING OFFERED	2
UNDERWRITER
CALCULATION OF PERFORMANCE

STANDARDIZED PERFORMANCE REPORTING	3
NON-STANDARDIZED PERFORMANCE REPORTING
YIELDS

OTHER INFORMATION	4
SERVICE MARKS AND COPYRIGHTS
LICENSING AGREEMENT

FINANCIAL STATEMENTS	5

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by sending an email to us through our website at ameritas.com, or by calling us at 800-745-1112. Defined terms used in the current prospectus for the Policy and not otherwise defined herein are incorporated in this Statement of Additional Information.

GENERAL INFORMATION AND HISTORY

Ameritas Variable Separate Account VA-2 (the “Separate Account”) is a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life"). We are engaged in the business of issuing life insurance; annuities; individual disability income insurance; group dental, vision and hearing care insurance; and retirement plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

Ameritas Life maintains and services the Policy described in this Statement of Additional Information and in the prospectus, in accordance with its terms.

SERVICES

Ameritas Variable Separate Account VA-2	SAI:1	Statement of Additional Information

Affiliates of Ameritas Life may provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including the Separate Account. On January 1, 2020, Ameritas Life entered into a Second Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, AHC, Ameritas Investment Partners, Inc., Ameritas Investment Company, LLC (“AIC”), Calvert Investments, Inc., Variable Contract Agency, LLC and Ameritas Advisory Services, LLC. All parties to the Agreement are wholly owned subsidiaries of Ameritas or have since been dissolved by wholly owned subsidiaries of AMHC. Ameritas Life made no payments for administrative services provided by affiliated companies in 2017, 2018, or 2019.

All matters of state and federal law pertaining to the Policy have been reviewed by the Ameritas Life internal legal staff.

PURCHASE OF SECURITIES BEING OFFERED

Direction Variable Annuity (SEC File No. 333-206889, the “Policy”) is a flexible premium deferred variable annuity policy sold by licensed insurance agents in states where the Policy may lawfully be sold. The agents who sell and service the Policy are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

UNDERWRITER

The Direction Variable Annuity Policy is offered continuously and is distributed by AIC, 5900 O Street, Lincoln, Nebraska 68510.

In 2019, Ameritas Investment Corp.** served as the underwriter and distributor for the Direction Variable Annuity Policy and the other policies in the Separate Account. Ameritas Investment Corp. was a wholly owned subsidiary of ours. Ameritas Investment Corp. entered into contracts with various broker-dealers to distribute the Policies.

YEAR:	2017	2018	2019
Variable annuity commissions the Depositor paid to Ameritas Investment Corp.** that were paid to other broker-dealers and representatives (not kept by Ameritas Investment Corp.).	$6,517,460	$5,376,666	$4,452,160
Variable annuity commissions earned and kept by Ameritas Investment Corp.**.	$18,487	$17,784	$32,862
Fees the Depositor paid to Ameritas Investment Corp.** for variable annuity Principal Underwriter services.	$341,067	$297,392	$594,601

**Predecessor to Ameritas Investment Company, LLC

CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any money market subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website are current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date

Ameritas Variable Separate Account VA-2	SAI:2	Statement of Additional Information

on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. A Policy owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

STANDARDIZED PERFORMANCE REPORTING

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring fees that are charged to all Policy Owners. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

NON-STANDARDIZED PERFORMANCE REPORTING

We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented in Standardized Performance Reporting; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

YIELDS

We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [(a - b + 1)6 - 1], where:

cd

a = net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of Accumulation Units outstanding during the period, and

d = the maximum offering price per Accumulation Unit on the last day of the period.

The yield reflects all recurring fees that are charged to all Policy owners. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $30,000, such that no Policy fee is applicable, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Ameritas Variable Separate Account VA-2	SAI:3	Statement of Additional Information

Any current yield quotations of the money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in the money market Subaccount nor that Subaccount's investment in the money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement of Additional Information. For a complete description of the terms of the registration statement, refer to the documents we file with the SEC. They may be accessed on the SEC's website at www.sec.gov, or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 202-551-8090 for details and public hours.)

SERVICE MARKS AND COPYRIGHTS

"Ameritas" and the bison design are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectuses are copyrighted by Ameritas Life Insurance Corp.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Ameritas Life Insurance Corp. (the “Licensee”) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL,

Ameritas Variable Separate Account VA-2	SAI:4	Statement of Additional Information

PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2019 and 2018, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2019, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Variable Separate Account VA-2 as of December 31, 2019, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein.

Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements are part of this Statement. Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas Variable Separate Account VA-2	SAI:5	Statement of Additional Information

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2019
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Variable Separate Account VA-2

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Separate Account VA-2 (the “Account”) as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 13, 2020

We have served as the Account’s auditor since 1987.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2019

ASSETS
INVESTMENTS AT FAIR VALUE:

Fidelity Variable Insurance Products (Fidelity):
Fidelity VIP Equity-Income Portfolio, Initial Class (Equity-Income IC) -
733,282.829 shares at $23.77 per share (cost $15,580,371)	$17,430,133
Fidelity VIP Equity-Income Portfolio, Service Class (Equity-Income SC) -
88,650.997 shares at $23.63 per share (cost $1,913,640)	2,094,823
Fidelity VIP Equity-Income Portfolio, Service Class 2 (Equity-Income SC2) -
444,804.602 shares at $23.10 per share (cost $9,500,450)	10,274,986
Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
250,304.306 shares at $79.09 per share (cost $10,945,674)	19,796,568
Fidelity VIP Growth Portfolio, Service Class (Growth SC) -
31,005.293 shares at $78.70 per share (cost $1,519,385)	2,440,117
Fidelity VIP Growth Portfolio, Service Class 2 (Growth SC2) -
87,999.824 shares at $77.43 per share (cost $4,768,279)	6,813,826
Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
841,684.741 shares at $5.43 per share (cost $4,544,855)	4,570,348
Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
179,739.893 shares at $5.38 per share (cost $966,724)	967,001
Fidelity VIP High Income Portfolio, Service Class 2 (High Income SC2) -
9,845,428.354 shares at $5.22 per share (cost $53,495,280)	51,393,136
Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
195,439.209 shares at $23.13 per share (cost $3,398,369)	4,520,509
Fidelity VIP Overseas Portfolio, Service Class (Overseas SC) -
24,763.314 shares at $23.03 per share (cost $464,024)	570,299
Fidelity VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
366,450.476 shares at $22.90 per share (cost $6,856,964)	8,391,716
Fidelity VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
535,123.515 shares at $15.23 per share (cost $8,100,261)	8,149,931
Fidelity VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
95,755.174 shares at $15.08 per share (cost $1,433,834)	1,443,988
Fidelity VIP Asset Manager Portfolio, Service Class 2 (Asset Mgr. SC2) -
127,153.193 shares at $14.82 per share (cost $1,850,785)	1,884,410
Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
579,997.791 shares at $13.17 per share (cost $7,388,997)	7,638,571
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
6,741,456.122 shares at $12.83 per share (cost $84,314,259)	86,492,882
Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
532,352.939 shares at $37.17 per share (cost $14,847,673)	19,787,559
Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
124,723.925 shares at $36.96 per share (cost $3,593,844)	4,609,796

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2019

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity Variable Insurance Products (Fidelity), continued:
Fidelity VIP Contrafund Portfolio, Service Class 2 (Contrafund SC2) -
844,875.737 shares at $36.10 per share (cost $24,355,233)	$30,500,014
Fidelity VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
57,963.680 shares at $19.20 per share (cost $874,420)	1,112,903
Fidelity VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
6,803.733 shares at $19.03 per share (cost $101,614)	129,475
Fidelity VIP Asset Manager: Growth Portfolio, Service Class 2 (Asset Mgr. Gr. SC2) -
35,910.913 shares at $18.91 per share (cost $621,383)	679,075
Fidelity VIP Mid Cap Portfolio, Service Class 2 (Mid Cap SC2) -
137,498.932 shares at $31.75 per share (cost $4,290,065)	4,365,591
Fidelity VIP Government Money Market Portfolio, Initial Class (Money Market) -
11,040,861.940 shares at $1.00 per share (cost $11,040,862)	11,040,862
Fidelity VIP Government Money Market Portfolio, Service Class 2 (Money Market SC2) -
800,252.560 shares at $1.00 per share (cost $800,253)	800,253
Fidelity VIP Index 500 Portfolio, Service Class 2 (Index 500 SC2) -
21,675.040 shares at $316.37 per share (cost $5,415,379)	6,857,332
Fidelity VIP Strategic Income Portfolio, Service Class 2 (Strategic SC2) -
39,096.025 shares at $11.34 per share (cost $445,092)	443,349
The Alger Portfolios (Alger):
Alger Balanced Portfolio, Class I-2 (Balanced) -
407,381.765 shares at $15.71 per share (cost $5,518,602)	6,399,968
MFS Variable Insurance Trust (MFS):
MFS Utilities Series Portfolio, Initial Class (Utilities) -
819,346.580 shares at $35.18 per share (cost $21,713,398)	28,824,613
MFS New Discovery Series Portfolio, Initial Class (New Discovery) -
470,595.167 shares at $20.28 per share (cost $8,557,401)	9,543,670
MFS Total Return Series Portfolio, Initial Class (Total Return) -
275,169.855 shares at $24.90 per share (cost $6,198,405)	6,851,729
MFS Growth Series Portfolio, Service Class (Growth SC) -
12,943.858 shares at $56.82 per share (cost $604,081)	735,470
MFS New Discovery Series Portfolio, Service Class (New Discovery SC) -
42,791.407 shares at $18.02 per share (cost $766,604)	771,101
MFS Utilities Series Portfolio, Service Class (Utilities SC) -
47,598.366 shares at $34.56 per share (cost $1,429,938)	1,645,000
MFS Variable Insurance Trust II (MFS):
MFS Strategic Income Portfolio, Initial Class (Strategic) -
376,522.606 shares at $9.98 per share (cost $3,732,448)	3,757,696
MFS Research International Portfolio, Initial Class (Research) -
2,006,402.269 shares at $16.96 per share (cost $30,600,914)	34,028,582

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2019

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

MFS Variable Insurance Trust II (MFS), continued:
MFS Blended Research Core Equity Portfolio, Service Class (Blended Core SC) -
594.407 shares at $52.54 per share (cost $28,667)	$31,230
MFS Corporate Bond Portfolio, Service Class (Corporate SC) -
55,272.720 shares at $11.78 per share (cost $632,343)	651,113
MFS Government Securities Portfolio, Service Class (Government SC) -
111,942.519 shares at $12.38 per share (cost $1,413,142)	1,385,848
MFS Variable Insurance Trust III (MFS):
MFS Growth Allocation Portfolio, Service Class (Growth Allocation SC) -
32,409.497 shares at $11.95 per share (cost $376,674)	387,293
MFS Moderate Allocation Portfolio, Service Class (Moderate SC) -
102,322.838 shares at $13.22 per share (cost $1,281,482)	1,352,708
MFS Conservative Allocation Portfolio, Service Class (Conservative SC) -
13,398.360 shares at $11.47 per share (cost $151,067)	153,679
MFS Blended Research Small Cap Equity Portfolio, Service Class (Blended Small Cap SC) -
28,605.260 shares at $11.24 per share (cost $306,169)	321,523
Morgan Stanley Variable Insurance Fund, Inc. (Van Kampen):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
1,670,526.034 shares at $15.99 per share (cost $24,416,932)	26,711,711
Morgan Stanley VIF Global Strategist Portfolio, Class I (Intl. Magnum) -
174,665.685 shares at $10.91 per share (cost $1,856,893)	1,905,603
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
2,968,188.598 shares at $21.93 per share (cost $59,133,519)	65,092,376
Morgan Stanley VIF Global Strategist Portfolio, Class II (Global II) -
8,812.742 shares at $10.85 per share (cost $86,705)	95,618
Morgan Stanley VIF Core Plus Fixed Income Portfolio, Class II (Core Plus Fixed II) -
19,145.331 shares at $11.27 per share (cost $214,631)	215,768
Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
2,668,410.148 shares at $2.29 per share (cost $5,323,059)	6,110,659
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
69,940.532 shares at $32.89 per share (cost $2,131,489)	2,300,344
Calvert VP SRI Balanced Portfolio, Class F (Balanced F) -
189,455.763 shares at $2.30 per share (cost $419,078)	435,748
American Century Investments (American Century):
American Century VP Income & Growth Fund Portfolio, Class I (Income & Growth) -
5,165,054.921 shares at $10.02 per share (cost $46,219,104)	51,753,850
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap Value) -
528,754.064 shares at $20.68 per share (cost $9,926,630)	10,934,634
American Century VP Income & Growth Fund Portfolio, Class II (Inc. & Growth II) -
73,333.364 shares at $10.03 per share (cost $708,810)	735,534

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2019

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

AIM Variable Insurance Funds (AIM):
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
263,325.100 shares at $39.06 per share (cost $8,436,606)	$10,285,478
Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
161,404.375 shares at $18.22 per share (cost $2,553,126)	2,940,788
Invesco V.I. Global Core Equity Fund Portfolio, Series I (Global Value) -
332,340.405 shares at $10.28 per share (cost $3,374,940)	3,416,459
Invesco V.I. Mid Cap Growth Fund Portfolio, Series I (Mid Cap Growth) -
559,135.951 shares at $5.46 per share (cost $2,926,315)	3,052,882
Invesco V.I. Diversified Dividend Fund Portfolio, Series II (Diversified) -
14,801.521 shares at $27.03 per share (cost $383,550)	400,085
Invesco V.I. American Value Fund Portfolio, Series II (Value) -
8,738.166 shares at $15.74 per share (cost $149,831)	137,539
Invesco V.I. Global Real Estate Fund Portfolio, Series II (Real Estate) -
41,558.597 shares at $17.78 per share (cost $701,534)	738,912
Calvert Variable Products, Inc. (Summit):
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
617,839.210 shares at $111.74 per share (cost $51,071,941)	69,037,353
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
525,024.079 shares at $80.81 per share (cost $36,964,480)	42,427,196
Calvert VP Nasdaq 100 Index Portfolio, Class I (Nasdaq-100 Index) -
605,176.862 shares at $86.05 per share (cost $24,567,182)	52,075,469
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
597,196.015 shares at $90.02 per share (cost $44,929,904)	53,759,585
Calvert VP S&P 500 Index Portfolio (S&P 500) -
1,136,333.159 shares at $147.79 per share (cost $124,233,948)	167,938,678
Calvert VP Investment Grade Bond Index Portfolio, Class I (Barclays) -
1,703,504.538 shares at $55.68 per share (cost $93,206,250)	94,851,133
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
6,922,158.890 shares at $20.77 per share (cost $116,072,453)	143,773,240
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
3,813,592.966 shares at $19.81 per share (cost $63,003,468)	75,547,277
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
4,794,435.005 shares at $18.86 per share (cost $77,093,509)	90,423,044
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
554,520.987 shares at $16.20 per share (cost $9,541,742)	8,983,240

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2019

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

BNY Mellon Investment Portfolios (Dreyfus):
BNY Mellon MidCap Stock Portfolio, Service Shares (MidCap) -
180,841.265 shares at $18.53 per share (cost $3,247,143)	$3,350,989
BNY Mellon Small Cap Stock Index Portfolio, Service Shares (Small Cap) -
47,228.727 shares at $19.06 per share (cost $871,026)	900,180
DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
167,562.337 shares at $13.69 per share (cost $2,400,212)	2,293,928
DWS International Growth VIP Portfolio, Class A (Thematic) -
45,256.125 shares at $14.64 per share (cost $542,002)	662,550
DWS Alternative Asset Allocation VIP Portfolio, Class B (Alternative) -
3,460.180 shares at $13.34 per share (cost $45,061)	46,159
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
65,268.298 shares at $16.01 per share (cost $1,096,623)	1,044,945
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S (Intrinsic) -
14,799.996 shares at $18.68 per share (cost $303,224)	276,464
Neuberger Berman AMT Mid Cap Growth Portfolio, Class S (Growth) -
21,016.475 shares at $27.14 per share (cost $519,293)	570,387
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
1,567,302.323 shares at $37.42 per share (cost $28,013,182)	58,648,453
PIMCO Variable Insurance Trust (Pimco):
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
1,037,789.847 shares at $11.02 per share (cost $11,428,697)	11,436,444
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
869,057.305 shares at $10.20 per share (cost $9,123,541)	8,864,385
PIMCO Short-Term Portfolio, Advisor Class (Short Term) -
13,911.127 shares at $10.32 per share (cost $143,572)	143,563
PIMCO Emerging Markets Bond Portfolio, Advisor Class (Emerging) -
6,253.653 shares at $13.19 per share (cost $79,764)	82,486
PIMCO Low Duration Portfolio, Advisor Class (Low Duration Adv.) -
34,397.781 shares at $10.20 per share (cost $352,138)	350,857
PIMCO Real Return Portfolio, Advisor Class (Real Return) -
80,448.716 shares at $12.64 per share (cost $989,826)	1,016,872
PIMCO CommodityRealReturn Strategy Portfolio, Advisor Class (Commodity) -
12,257.548 shares at $6.49 per share (cost $93,738)	79,551

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2019

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

ALPS Variable Investment Trust (Ibbotson):
Morningstar Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
96,631.225 shares at $10.63 per share (cost $1,061,823)	$1,027,190
Morningstar Growth ETF Asset Allocation Portfolio, Class II (Growth) -
58,261.082 shares at $10.91 per share (cost $611,786)	635,628
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
55,040.306 shares at $10.49 per share (cost $593,532)	577,373
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Bond) -
2,370,238.059 shares at $15.97 per share (cost $42,266,777)	37,852,702
Franklin Income VIP Fund Portfolio, Class 2 (Income) -
90,225.473 shares at $15.91 per share (cost $1,406,526)	1,435,487
Franklin Mutual Global Discovery VIP Fund Portfolio, Class 2 (Global Discovery) -
1,525.146 shares at $18.54 per share (cost $28,370)	28,276
Franklin Small Cap Value VIP Fund Portfolio, Class 2 (Small Cap) -
25,365.740 shares at $15.05 per share (cost $437,787)	381,754
Templeton Foreign VIP Fund Portfolio, Class 2 (Foreign) -
10,172.464 shares at $13.93 per share (cost $139,277)	141,702
AB Variable Products Series Fund, Inc. (AllianceBernstein):
AB VPS Growth and Income Portfolio, Class B (Growth and Income) -
8,678.417 shares at $29.76 per share (cost $255,795)	258,270
American Funds Insurance Series (American Funds):
American Funds IS Managed Risk Asset Allocation Fund Portfolio, Class P2 (Managed) -
1,760,368.857 shares at $13.46 per share (cost $22,638,639)	23,694,565
American Funds IS Blue Chip Income and Growth Fund Portfolio, Class 2 (Blue Chip) -
256,752.012 shares at $13.39 per share (cost $3,465,006)	3,437,909
American Funds IS Global Growth Fund Portfolio, Class 2 (Global) -
22,977.024 shares at $32.24 per share (cost $654,989)	740,779
American Funds IS Growth Fund Portfolio, Class 2 (Growth) -
22,881.310 shares at $80.57 per share (cost $1,667,699)	1,843,547
American Funds IS International Fund Portfolio, Class 2 (International) -
36,205.837 shares at $20.78 per share (cost $711,023)	752,357
American Funds IS New World Fund Portfolio, Class 2 (New World) -
15,594.184 shares at $25.59 per share (cost $338,495)	399,055
American Funds IS Growth-Income Fund Portfolio, Class 2 (Growth-Income) -
36,455.358 shares at $50.08 per share (cost $1,714,633)	1,825,684
American Funds IS Asset Allocation Fund Portfolio, Class 2 (Asset) -
116,896.545 shares at $23.79 per share (cost $2,641,478)	2,780,969

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2019

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Columbia Funds Variable Insurance Trust (Columbia):
Columbia Variable Portfolio - Strategic Income Fund Portfolio, Class 2 (Strategic) -
69,125.608 shares at $4.23 per share (cost $282,356)	$292,401
Columbia Funds Variable Series Trust II (Columbia):
Columbia Variable Portfolio - Emerging Markets Fund Portfolio, Class 2 (Emerging) -
12,171.704 shares at $18.80 per share (cost $222,033)	228,828
Columbia Variable Portfolio - Overseas Core Fund Portfolio, Class 2 (International) -
3,005.753 shares at $13.32 per share (cost $38,218)	40,037
Columbia Variable Portfolio - Select Small Cap Value Fund Portfolio,
Class 2 (Smaller-Cap) -
5,028.160 shares at $24.44 per share (cost $107,862)	122,888
Columbia Variable Portfolio - Select Mid Cap Value Fund Portfolio, Class 2 (Mid Cap) -
17,902.292 shares at $25.37 per share (cost $371,793)	454,181
Columbia Variable Portfolio - High Yield Bond Fund Portfolio, Class 2 (High Yield) -
46,729.003 shares at $6.76 per share (cost $312,580)	315,888
Columbia Variable Portfolio - Disciplined Core Fund Portfolio, Class 2 (Large Core) -
10,373.547 shares at $57.13 per share (cost $471,736)	592,641
Ivy Variable Insurance Portfolios (Ivy):
Ivy VIP Asset Strategy Portfolio, Class II (Strategy) -
622.210 shares at $9.5001 per share (cost $5,613)	5,911
Ivy VIP Balanced Portfolio, Class II (Balanced) -
140,298.428 shares at $8.2203 per share (cost $1,079,650)	1,153,295
Ivy VIP Energy Portfolio, Class II (Energy) -
49,219.175 shares at $3.9998 per share (cost $262,312)	196,867
Ivy VIP Small Cap Core Portfolio, Class II (Small Cap Value) -
30,519.721 shares at $13.7141 per share (cost $490,926)	418,551
Ivy VIP Science and Technology Portfolio, Class II (Science) -
48,176.549 shares at $29.8151 per share (cost $1,272,404)	1,436,389
Ivy VIP Mid Cap Growth Portfolio, Class II (Mid Cap Growth) -
51,602.177 shares at $12.6858 per share (cost $598,954)	654,615
Ivy VIP International Core Equity Portfolio, Class II (International) -
9,756.690 shares at $15.6527 per share (cost $149,800)	152,719
Ivy VIP Global Growth Portfolio, Class II (Global) -
15,118.487 shares at $3.5768 per share (cost $75,369)	54,076
Ivy VIP High Income Portfolio, Class II (High Income) -
97,111.392 shares at $3.4688 per share (cost $342,756)	336,860
Janus Aspen Series (Janus):
Janus Henderson Flexible Bond Portfolio, Service Shares (Flexible) -
38,888.658 shares at $12.99 per share (cost $499,518)	505,164

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2019

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Putnam Variable Trust (Putnam):
Putnam VT Global Health Care Fund Portfolio, Class IB (Health) -
8,266.519 shares at $16.70 per share (cost $128,290)	$138,051
Putnam VT Global Asset Allocation Fund Portfolio, Class IB (Asset) -
8,708.469 shares at $17.17 per share (cost $147,721)	149,524
VanEck VIP Trust (Van Eck):
VanEck VIP Global Gold Fund Portfolio, Class S Shares (Gold) -
42,659.852 shares at $8.63 per share (cost $331,288)	368,155
VanEck VIP Global Hard Assets Fund Portfolio, Class S Shares (Hard Assets) -
6,033.509 shares at $18.26 per share (cost $122,906)	110,172

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$1,573,429,552

The accompanying notes are an integral part of these financial statements.

FS-10

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity-Income
	IC

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$332,043
Mortality and expense risk charge	(220,625)
Net investment income(loss)	111,418

Realized gain(loss) on investments:
Net realized gain distributions	1,087,894
Net realized gain(loss) on sale of fund shares	71,358
Net realized gain(loss)	1,159,252

Change in unrealized appreciation/depreciation	2,526,178

Net increase(decrease) in net assets resulting
from operations	$3,796,848

	Equity-Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$111,418	$155,149
Net realized gain(loss)	1,159,252	1,058,108
Net change in unrealized appreciation/depreciation	2,526,178	(2,857,890)
Net increase(decrease) in net assets resulting
from operations	3,796,848	(1,644,633)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	90,719	66,270
Subaccounts transfers (including fixed account), net	(267,445)	(570,873)
Transfers for policyowner benefits and terminations	(1,657,130)	(1,850,344)
Policyowner maintenance charges	(31,041)	(33,963)
Net increase(decrease) from policyowner transactions	(1,864,897)	(2,388,910)

Total increase(decrease) in net assets	1,931,951	(4,033,543)
Net assets at beginning of period	15,498,182	19,531,725
Net assets at end of period	$17,430,133	$15,498,182

The accompanying notes are an integral part of these financial statements.

FS-11

Fidelity
Equity-Income		Equity-Income
SC		SC2		Growth IC

2019		2019		2019

$37,546		$176,530		$48,478
(18,624)		(91,930)		(246,454)
18,922		84,600		(197,976)

124,675		637,217		1,154,964
3,586		(138)		843,159
128,261		637,079		1,998,123

302,797		1,484,946		3,375,860

$449,980		$2,206,625		$5,176,007

Equity-Income SC		Equity-Income SC2		Growth IC

2019	2018	2019	2018	2019	2018

$18,922	$24,030	$84,600	$107,324	$(197,976)	$(210,744)
128,261	104,297	637,079	559,199	1,998,123	3,777,063
302,797	(311,970)	1,484,946	(1,583,701)	3,375,860	(3,676,599)

449,980	(183,643)	2,206,625	(917,178)	5,176,007	(110,280)

-	-	50,000	45,898	48,338	53,663
(26,353)	32,908	433,803	(351,524)	(493,676)	(812,147)
(92,356)	(183,848)	(1,180,706)	(1,031,191)	(1,397,331)	(1,490,656)
(365)	(397)	(23,321)	(24,530)	(36,795)	(38,751)
(119,074)	(151,337)	(720,224)	(1,361,347)	(1,879,464)	(2,287,891)

330,906	(334,980)	1,486,401	(2,278,525)	3,296,543	(2,398,171)
1,763,917	2,098,897	8,788,585	11,067,110	16,500,025	18,898,196
$2,094,823	$1,763,917	$10,274,986	$8,788,585	$19,796,568	$16,500,025

FS-12

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Growth SC

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,754
Mortality and expense risk charge	(21,608)
Net investment income(loss)	(17,854)

Realized gain(loss) on investments:
Net realized gain distributions	142,077
Net realized gain(loss) on sale of fund shares	96,079
Net realized gain(loss)	238,156

Change in unrealized appreciation/depreciation	418,905

Net increase(decrease) in net assets resulting
from operations	$639,207

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(17,854)	$(20,106)
Net realized gain(loss)	238,156	484,649
Net change in unrealized appreciation/depreciation	418,905	(463,822)
Net increase(decrease) in net assets resulting
from operations	639,207	721

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	8,976	1,196
Subaccounts transfers (including fixed account), net	(82,792)	(146,088)
Transfers for policyowner benefits and terminations	(164,222)	(239,315)
Policyowner maintenance charges	(455)	(514)
Net increase(decrease) from policyowner transactions	(238,493)	(384,721)

Total increase(decrease) in net assets	400,714	(384,000)
Net assets at beginning of period	2,039,403	2,423,403
Net assets at end of period	$2,440,117	$2,039,403

The accompanying notes are an integral part of these financial statements.

FS-13

Fidelity
		High Income		High Income
Growth SC2		IC		SC

2019		2019		2019

$3,718		$214,727		$48,695
(62,664)		(57,886)		(9,359)
(58,946)		156,841		39,336

423,453		-		-
415,610		(13,583)		(1,144)
839,063		(13,583)		(1,144)

1,068,714		403,283		90,245

$1,848,831		$546,541		$128,437

Growth SC2		High Income IC		High Income SC

2019	2018	2019	2018	2019	2018

$(58,946)	$(62,569)	$156,841	$182,483	$39,336	$47,167
839,063	1,275,504	(13,583)	(9,012)	(1,144)	(476)
1,068,714	(1,270,354)	403,283	(377,632)	90,245	(93,263)

1,848,831	(57,419)	546,541	(204,161)	128,437	(46,572)

26,581	71,626	24,771	26,780	6,241	3,650
144,172	(226,856)	286,880	(58,701)	(25,044)	(84,316)
(1,237,302)	(564,996)	(324,967)	(326,150)	(118,421)	(49,416)
(16,000)	(16,766)	(7,231)	(8,709)	(170)	(198)
(1,082,549)	(736,992)	(20,547)	(366,780)	(137,394)	(130,280)

766,282	(794,411)	525,994	(570,941)	(8,957)	(176,852)
6,047,544	6,841,955	4,044,354	4,615,295	975,958	1,152,810
$6,813,826	$6,047,544	$4,570,348	$4,044,354	$967,001	$975,958

FS-14

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	SC2

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,564,034
Mortality and expense risk charge	(482,082)
Net investment income(loss)	2,081,952

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(256,778)
Net realized gain(loss)	(256,778)

Change in unrealized appreciation/depreciation	4,643,967

Net increase(decrease) in net assets resulting
from operations	$6,469,141

	High Income SC2

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,081,952	$2,388,593
Net realized gain(loss)	(256,778)	(370,609)
Net change in unrealized appreciation/depreciation	4,643,967	(4,406,505)
Net increase(decrease) in net assets resulting
from operations	6,469,141	(2,388,521)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	561,159	530,240
Subaccounts transfers (including fixed account), net	301,096	(579,201)
Transfers for policyowner benefits and terminations	(4,125,286)	(4,158,017)
Policyowner maintenance charges	(447,931)	(469,711)
Net increase(decrease) from policyowner transactions	(3,710,962)	(4,676,689)

Total increase(decrease) in net assets	2,758,179	(7,065,210)
Net assets at beginning of period	48,634,957	55,700,167
Net assets at end of period	$51,393,136	$48,634,957

The accompanying notes are an integral part of these financial statements.

FS-15

Fidelity

Overseas IC		Overseas SC		Overseas SC2

2019		2019		2019

$72,774		$8,762		$119,517
(56,115)		(5,371)		(74,255)
16,659		3,391		45,262

156,665		21,087		285,316
84,509		11,866		133,860
241,174		32,953		419,176

723,764		95,141		1,340,585

$981,597		$131,485		$1,805,023

Overseas IC		Overseas SC		Overseas SC2

2019	2018	2019	2018	2019	2018

$16,659	$8,611	$3,391	$2,958	$45,262	$29,168
241,174	126,337	32,953	9,836	419,176	195,610
723,764	(893,644)	95,141	(111,702)	1,340,585	(1,509,791)

981,597	(758,696)	131,485	(98,908)	1,805,023	(1,285,013)

29,349	28,420	1,200	1,240	238,078	85,571
(103,203)	101,369	(35,552)	(4,485)	107,373	195,232
(319,222)	(487,863)	(54,157)	(45,725)	(615,498)	(748,083)
(8,428)	(9,353)	(108)	(137)	(14,499)	(15,944)
(401,504)	(367,427)	(88,617)	(49,107)	(284,546)	(483,224)

580,093	(1,126,123)	42,868	(148,015)	1,520,477	(1,768,237)
3,940,416	5,066,539	527,431	675,446	6,871,239	8,639,476
$4,520,509	$3,940,416	$570,299	$527,431	$8,391,716	$6,871,239

FS-16

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Asset Mgr. IC

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$139,270
Mortality and expense risk charge	(103,208)
Net investment income(loss)	36,062

Realized gain(loss) on investments:
Net realized gain distributions	345,103
Net realized gain(loss) on sale of fund shares	(42,725)
Net realized gain(loss)	302,378

Change in unrealized appreciation/depreciation	909,912

Net increase(decrease) in net assets resulting
from operations	$1,248,352

	Asset Mgr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$36,062	$29,910
Net realized gain(loss)	302,378	257,634
Net change in unrealized appreciation/depreciation	909,912	(833,731)
Net increase(decrease) in net assets resulting
from operations	1,248,352	(546,187)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	49,590	13,596
Subaccounts transfers (including fixed account), net	(173,677)	(271,201)
Transfers for policyowner benefits and terminations	(741,425)	(760,492)
Policyowner maintenance charges	(22,602)	(24,534)
Net increase(decrease) from policyowner transactions	(888,114)	(1,042,631)

Total increase(decrease) in net assets	360,238	(1,588,818)
Net assets at beginning of period	7,789,693	9,378,511
Net assets at end of period	$8,149,931	$7,789,693

The accompanying notes are an integral part of these financial statements.

FS-17

Fidelity
		Asset Mgr.
Asset Mgr. SC		SC2		Inv. Bond IC

2019		2019		2019

$23,523		$28,879		$205,008
(14,239)		(17,625)		(95,198)
9,284		11,254		109,810

66,964		78,364		-
(12,243)		(7,482)		21,596
54,721		70,882		21,596

174,618		204,035		475,747

$238,623		$286,171		$607,153

Asset Mgr. SC		Asset Mgr. SC2		Inv. Bond IC

2019	2018	2019	2018	2019	2018

$9,284	$10,065	$11,254	$9,999	$109,810	$89,525
54,721	53,435	70,882	61,847	21,596	23,944
174,618	(163,770)	204,035	(194,022)	475,747	(282,850)

238,623	(100,270)	286,171	(122,176)	607,153	(169,381)

13,465	-	60,477	10,492	53,174	50,851
941	(126,748)	(116,555)	(5,145)	51,809	(374,681)
(306,105)	(98,175)	(94,572)	(64,245)	(709,646)	(1,020,469)
(266)	(279)	(5,026)	(5,304)	(10,596)	(11,354)
(291,965)	(225,202)	(155,676)	(64,202)	(615,259)	(1,355,653)

(53,342)	(325,472)	130,495	(186,378)	(8,106)	(1,525,034)
1,497,330	1,822,802	1,753,915	1,940,293	7,646,677	9,171,711
$1,443,988	$1,497,330	$1,884,410	$1,753,915	$7,638,571	$7,646,677

FS-18

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Inv. Bond SC2

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,169,721
Mortality and expense risk charge	(819,948)
Net investment income(loss)	1,349,773

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	113,944
Net realized gain(loss)	113,944

Change in unrealized appreciation/depreciation	5,498,966

Net increase(decrease) in net assets resulting
from operations	$6,962,683

	Inv. Bond SC2

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,349,773	$1,155,262
Net realized gain(loss)	113,944	242,343
Net change in unrealized appreciation/depreciation	5,498,966	(3,093,786)
Net increase(decrease) in net assets resulting
from operations	6,962,683	(1,696,181)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,289,207	1,077,704
Subaccounts transfers (including fixed account), net	1,146,084	(294,073)
Transfers for policyowner benefits and terminations	(7,533,814)	(7,363,015)
Policyowner maintenance charges	(774,399)	(810,403)
Net increase(decrease) from policyowner transactions	(5,872,922)	(7,389,787)

Total increase(decrease) in net assets	1,089,761	(9,085,968)
Net assets at beginning of period	85,403,121	94,489,089
Net assets at end of period	$86,492,882	$85,403,121

The accompanying notes are an integral part of these financial statements.

FS-19

Fidelity

Contrafund IC		Contrafund SC		Contrafund SC2

2019		2019		2019

$85,084		$15,539		$62,515
(251,142)		(41,315)		(277,796)
(166,058)		(25,776)		(215,281)

2,093,494		485,416		3,398,066
337,750		75,064		548,741
2,431,244		560,480		3,946,807

2,499,727		592,079		3,825,436

$4,764,913		$1,126,783		$7,556,962

Contrafund IC		Contrafund SC		Contrafund SC2

2019	2018	2019	2018	2019	2018

$(166,058)	$(128,137)	$(25,776)	$(16,025)	$(215,281)	$(159,204)
2,431,244	2,231,887	560,480	519,641	3,946,807	3,604,050
2,499,727	(3,434,722)	592,079	(783,366)	3,825,436	(5,441,137)

4,764,913	(1,330,972)	1,126,783	(279,750)	7,556,962	(1,996,291)

125,130	100,919	-	84	536,000	332,812
(223,695)	(271,564)	(130,522)	(270,951)	(1,304,476)	(1,157,285)
(1,376,976)	(1,869,102)	(204,754)	(199,114)	(2,234,118)	(2,400,608)
(26,848)	(28,138)	(704)	(788)	(60,006)	(62,701)
(1,502,389)	(2,067,885)	(335,980)	(470,769)	(3,062,600)	(3,287,782)

3,262,524	(3,398,857)	790,803	(750,519)	4,494,362	(5,284,073)
16,525,035	19,923,892	3,818,993	4,569,512	26,005,652	31,289,725
$19,787,559	$16,525,035	$4,609,796	$3,818,993	$30,500,014	$26,005,652

FS-20

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Asset Mgr. Gr.
	IC

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$16,418
Mortality and expense risk charge	(14,421)
Net investment income(loss)	1,997

Realized gain(loss) on investments:
Net realized gain distributions	55,118
Net realized gain(loss) on sale of fund shares	12,853
Net realized gain(loss)	67,971

Change in unrealized appreciation/depreciation	129,293

Net increase(decrease) in net assets resulting
from operations	$199,261

	Asset Mgr. Gr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,997	$(371)
Net realized gain(loss)	67,971	77,183
Net change in unrealized appreciation/depreciation	129,293	(173,970)
Net increase(decrease) in net assets resulting
from operations	199,261	(97,158)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,274	1,324
Subaccounts transfers (including fixed account), net	(24,347)	(17,160)
Transfers for policyowner benefits and terminations	(41,148)	(116,409)
Policyowner maintenance charges	(1,681)	(1,854)
Net increase(decrease) from policyowner transactions	(65,902)	(134,099)

Total increase(decrease) in net assets	133,359	(231,257)
Net assets at beginning of period	979,544	1,210,801
Net assets at end of period	$1,112,903	$979,544

The accompanying notes are an integral part of these financial statements.

FS-21

Fidelity
Asset Mgr. Gr.		Asset Mgr. Gr.
SC		SC2		Mid Cap SC2

2019		2019		2019

$1,815		$8,600		$29,001
(1,142)		(6,328)		(43,971)
673		2,272		(14,970)

6,354		36,760		489,223
674		2,626		(21,842)
7,028		39,386		467,381

15,500		85,553		388,189

$23,201		$127,211		$840,600

Asset Mgr. Gr. SC		Asset Mgr. Gr. SC2		Mid Cap SC2

2019	2018	2019	2018	2019	2018

$673	$484	$2,272	$1,514	$(14,970)	$(31,119)
7,028	7,856	39,386	32,008	467,381	514,330
15,500	(18,330)	85,553	(93,598)	388,189	(1,215,411)

23,201	(9,990)	127,211	(60,076)	840,600	(732,200)

-	-	7,907	36,447	127,126	206,484
120	(8,615)	2,564	(6,169)	(141,643)	(181,768)
(2,833)	(2,660)	(72,541)	(40,441)	(375,659)	(412,886)
(34)	(35)	(2,242)	(2,373)	(9,047)	(10,074)
(2,747)	(11,310)	(64,312)	(12,536)	(399,223)	(398,244)

20,454	(21,300)	62,899	(72,612)	441,377	(1,130,444)
109,021	130,321	616,176	688,788	3,924,214	5,054,658
$129,475	$109,021	$679,075	$616,176	$4,365,591	$3,924,214

FS-22

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Money Market

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$257,007
Mortality and expense risk charge	(135,731)
Net investment income(loss)	121,276

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$121,276

	Money Market

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$121,276	$81,188
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	121,276	81,188

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	218,340	182,468
Subaccounts transfers (including fixed account), net	8,929,582	16,875,398
Transfers for policyowner benefits and terminations	(14,005,850)	(16,054,776)
Policyowner maintenance charges	(31,702)	(35,204)
Net increase(decrease) from policyowner transactions	(4,889,630)	967,886

Total increase(decrease) in net assets	(4,768,354)	1,049,074
Net assets at beginning of period	15,809,216	14,760,142
Net assets at end of period	$11,040,862	$15,809,216

The accompanying notes are an integral part of these financial statements.

FS-23

Fidelity
Money Market		Index 500
SC2		SC2		Strategic SC2

2019		2019		2019

$10,373		$106,798		$13,512
(6,140)		(59,876)		(3,322)
4,233		46,922		10,190

-		87,128		3,199
-		38,500		(521)
-		125,628		2,678

-		1,349,715		16,771

$4,233		$1,522,265		$29,639

Money Market SC2		Index 500 SC2		Strategic SC2

2019	2018	2019	2018	2019	2018

$4,233	$815	$46,922	$28,029	$10,190	$8,280
-	-	125,628	64,212	2,678	476
-	-	1,349,715	(398,443)	16,771	(20,318)

4,233	815	1,522,265	(306,202)	29,639	(11,562)

57,801	391,912	585,209	1,718,413	26,933	88,907
1,017,815	1,582	(48,952)	324,070	100,258	(13,858)
(523,780)	(314,031)	(232,051)	(185,226)	(16,317)	(7,377)
(1,095)	(256)	(4,238)	(3,655)	(378)	(335)
550,741	79,207	299,968	1,853,602	110,496	67,337

554,974	80,022	1,822,233	1,547,400	140,135	55,775
245,279	165,257	5,035,099	3,487,699	303,214	247,439
$800,253	$245,279	$6,857,332	$5,035,099	$443,349	$303,214

FS-24

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Alger

	Balanced

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$90,789
Mortality and expense risk charge	(70,696)
Net investment income(loss)	20,093

Realized gain(loss) on investments:
Net realized gain distributions	152,832
Net realized gain(loss) on sale of fund shares	85,431
Net realized gain(loss)	238,263

Change in unrealized appreciation/depreciation	763,493

Net increase(decrease) in net assets resulting
from operations	$1,021,849

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$20,093	$175,884
Net realized gain(loss)	238,263	1,085,840
Net change in unrealized appreciation/depreciation	763,493	(1,529,886)
Net increase(decrease) in net assets resulting
from operations	1,021,849	(268,162)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	33,360	23,692
Subaccounts transfers (including fixed account), net	47,461	(32,933)
Transfers for policyowner benefits and terminations	(459,943)	(1,006,482)
Policyowner maintenance charges	(9,787)	(10,233)
Net increase(decrease) from policyowner transactions	(388,909)	(1,025,956)

Total increase(decrease) in net assets	632,940	(1,294,118)
Net assets at beginning of period	5,767,028	7,061,146
Net assets at end of period	$6,399,968	$5,767,028

The accompanying notes are an integral part of these financial statements.

FS-25

MFS
		New
Utilities		Discovery		Total Return

2019		2019		2019

$1,127,624		$-		$150,623
(300,240)		(91,305)		(65,642)
827,384		(91,305)		84,981

82,803		1,568,356		171,444
931,159		197,164		65,716
1,013,962		1,765,520		237,160

4,159,716		1,125,122		824,176

$6,001,062		$2,799,337		$1,146,317

Utilities		New Discovery		Total Return

2019	2018	2019	2018	2019	2018

$827,384	$11,916	$(91,305)	$(87,762)	$84,981	$81,554
1,013,962	500,835	1,765,520	1,435,426	237,160	419,220
4,159,716	(501,376)	1,125,122	(1,487,709)	824,176	(950,019)

6,001,062	11,375	2,799,337	(140,045)	1,146,317	(449,245)

378,006	182,907	129,892	31,514	82,991	64,196
(1,357,399)	(419,904)	774,883	179,365	(16,240)	(543,864)
(2,667,646)	(1,873,596)	(1,085,166)	(898,991)	(551,179)	(696,999)
(49,390)	(50,419)	(14,880)	(14,519)	(13,409)	(15,255)
(3,696,429)	(2,161,012)	(195,271)	(702,631)	(497,837)	(1,191,922)

2,304,633	(2,149,637)	2,604,066	(842,676)	648,480	(1,641,167)
26,519,980	28,669,617	6,939,604	7,782,280	6,203,249	7,844,416
$28,824,613	$26,519,980	$9,543,670	$6,939,604	$6,851,729	$6,203,249

FS-26

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Growth SC

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(6,718)
Net investment income(loss)	(6,718)

Realized gain(loss) on investments:
Net realized gain distributions	60,897
Net realized gain(loss) on sale of fund shares	11,561
Net realized gain(loss)	72,458

Change in unrealized appreciation/depreciation	136,911

Net increase(decrease) in net assets resulting
from operations	$202,651

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(6,718)	$(5,426)
Net realized gain(loss)	72,458	48,192
Net change in unrealized appreciation/depreciation	136,911	(49,470)
Net increase(decrease) in net assets resulting
from operations	202,651	(6,704)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	53,495	166,427
Subaccounts transfers (including fixed account), net	(18,159)	61,506
Transfers for policyowner benefits and terminations	(57,786)	(25,348)
Policyowner maintenance charges	(935)	(775)
Net increase(decrease) from policyowner transactions	(23,385)	201,810

Total increase(decrease) in net assets	179,266	195,106
Net assets at beginning of period	556,204	361,098
Net assets at end of period	$735,470	$556,204

The accompanying notes are an integral part of these financial statements.

FS-27

MFS
New Discovery
SC		Utilities SC		Strategic

2019		2019		2019

$-		$54,089		$132,646
(6,827)		(13,190)		(40,819)
(6,827)		40,899		91,827

136,768		4,284		-
2,746		17,175		(10,987)
139,514		21,459		(10,987)

82,104		196,752		317,512

$214,791		$259,110		$398,352

New Discovery SC		Utilities SC		Strategic

2019	2018	2019	2018	2019	2018

$(6,827)	$(4,790)	$40,899	$(1,174)	$91,827	$129,870
139,514	77,904	21,459	7,223	(10,987)	(45,534)
82,104	(108,712)	196,752	(8,084)	317,512	(232,039)

214,791	(35,598)	259,110	(2,035)	398,352	(147,703)

104,693	145,525	475,857	130,332	15,477	17,526
(25,650)	61,534	22,418	(34,279)	(312,427)	(428,894)
(22,723)	(9,532)	(95,682)	(24,386)	(431,049)	(364,463)
(710)	(496)	(2,361)	(1,763)	(6,305)	(7,206)
55,610	197,031	400,232	69,904	(734,304)	(783,037)

270,401	161,433	659,342	67,869	(335,952)	(930,740)
500,700	339,267	985,658	917,789	4,093,648	5,024,388
$771,101	$500,700	$1,645,000	$985,658	$3,757,696	$4,093,648

FS-28

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Research

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$479,986
Mortality and expense risk charge	(314,550)
Net investment income(loss)	165,436

Realized gain(loss) on investments:
Net realized gain distributions	1,373,025
Net realized gain(loss) on sale of fund shares	208,056
Net realized gain(loss)	1,581,081

Change in unrealized appreciation/depreciation	6,003,977

Net increase(decrease) in net assets resulting
from operations	$7,750,494

	Research

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$165,436	$175,533
Net realized gain(loss)	1,581,081	1,085,431
Net change in unrealized appreciation/depreciation	6,003,977	(6,443,357)
Net increase(decrease) in net assets resulting
from operations	7,750,494	(5,182,393)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	417,059	399,990
Subaccounts transfers (including fixed account), net	(1,472,584)	2,034,948
Transfers for policyowner benefits and terminations	(2,562,833)	(2,427,325)
Policyowner maintenance charges	(275,548)	(283,964)
Net increase(decrease) from policyowner transactions	(3,893,906)	(276,351)

Total increase(decrease) in net assets	3,856,588	(5,458,744)
Net assets at beginning of period	30,171,994	35,630,738
Net assets at end of period	$34,028,582	$30,171,994

The accompanying notes are an integral part of these financial statements.

FS-29

MFS
Blended Core
SC		Corporate SC		Government SC

2019		2019		2019

$232		$18,796		$39,830
(204)		(5,283)		(14,301)
28		13,513		25,529

1,411		-		-
11		(3,425)		(3,682)
1,422		(3,425)		(3,682)

3,828		52,809		53,407

$5,278		$62,897		$75,254

Blended Core SC		Corporate SC		Government SC

2019	2018	2019	2018	2019	2018

$28	$27	$13,513	$11,809	$25,529	$27,782
1,422	1,557	(3,425)	679	(3,682)	(10,016)
3,828	(3,134)	52,809	(31,759)	53,407	(30,821)

5,278	(1,550)	62,897	(19,271)	75,254	(13,055)

10,351	355	60,351	118,617	150,193	32,598
(110)	(53)	102,651	6,183	(9)	(12,195)
-	-	(78,828)	(22,951)	(150,747)	(123,248)
(34)	(33)	(1,308)	(1,208)	(1,792)	(1,436)
10,207	269	82,866	100,641	(2,355)	(104,281)

15,485	(1,281)	145,763	81,370	72,899	(117,336)
15,745	17,026	505,350	423,980	1,312,949	1,430,285
$31,230	$15,745	$651,113	$505,350	$1,385,848	$1,312,949

FS-30

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Growth
	Allocation SC

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$6,961
Mortality and expense risk charge	(3,418)
Net investment income(loss)	3,543

Realized gain(loss) on investments:
Net realized gain distributions	32,459
Net realized gain(loss) on sale of fund shares	262
Net realized gain(loss)	32,721

Change in unrealized appreciation/depreciation	38,828

Net increase(decrease) in net assets resulting
from operations	$75,092

	Growth Allocation SC

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,543	$1,418
Net realized gain(loss)	32,721	18,213
Net change in unrealized appreciation/depreciation	38,828	(39,099)
Net increase(decrease) in net assets resulting
from operations	75,092	(19,468)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	30,195	26,049
Subaccounts transfers (including fixed account), net	1,181	52,039
Transfers for policyowner benefits and terminations	(6,509)	(10,793)
Policyowner maintenance charges	(1,176)	(977)
Net increase(decrease) from policyowner transactions	23,691	66,318

Total increase(decrease) in net assets	98,783	46,850
Net assets at beginning of period	288,510	241,660
Net assets at end of period	$387,293	$288,510

The accompanying notes are an integral part of these financial statements.

FS-31

MFS
		Conservative		Blended
Moderate SC		SC		Small Cap SC

2019		2019		2019

$29,276		$3,508		$439
(12,921)		(1,474)		(1,318)
16,355		2,034		(879)

90,880		7,313		15,350
3,259		179		54
94,139		7,492		15,404

128,732		10,838		27,161

$239,226		$20,364		$41,686

Moderate SC		Conservative SC		Blended Small Cap SC

2019	2018	2019	2018	2019	2018

$16,355	$11,618	$2,034	$1,089	$(879)	$(314)
94,139	64,487	7,492	4,457	15,404	10,517
128,732	(141,401)	10,838	(9,928)	27,161	(14,674)

239,226	(65,296)	20,364	(4,382)	41,686	(4,471)

13,767	126,029	42,470	21,145	213,682	952
(3,736)	(1,599)	4	7	(4,166)	(8,446)
(75,165)	(54,212)	(14,636)	(4,804)	-	-
(1,591)	(1,464)	(476)	(396)	(155)	(80)
(66,725)	68,754	27,362	15,952	209,361	(7,574)

172,501	3,458	47,726	11,570	251,047	(12,045)
1,180,207	1,176,749	105,953	94,383	70,476	82,521
$1,352,708	$1,180,207	$153,679	$105,953	$321,523	$70,476

FS-32

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen
	Emerging
	Markets

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$272,043
Mortality and expense risk charge	(251,429)
Net investment income(loss)	20,614

Realized gain(loss) on investments:
Net realized gain distributions	1,752,592
Net realized gain(loss) on sale of fund shares	135,379
Net realized gain(loss)	1,887,971

Change in unrealized appreciation/depreciation	2,440,655

Net increase(decrease) in net assets resulting
from operations	$4,349,240

	Emerging Markets

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$20,614	$(149,177)
Net realized gain(loss)	1,887,971	461,573
Net change in unrealized appreciation/depreciation	2,440,655	(5,653,712)
Net increase(decrease) in net assets resulting
from operations	4,349,240	(5,341,316)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	299,449	300,052
Subaccounts transfers (including fixed account), net	(347,844)	2,440,336
Transfers for policyowner benefits and terminations	(2,070,002)	(2,464,030)
Policyowner maintenance charges	(177,272)	(184,771)
Net increase(decrease) from policyowner transactions	(2,295,669)	91,587

Total increase(decrease) in net assets	2,053,571	(5,249,729)
Net assets at beginning of period	24,658,140	29,907,869
Net assets at end of period	$26,711,711	$24,658,140

The accompanying notes are an integral part of these financial statements.

FS-33

Van Kampen
		U.S. Real
Intl. Magnum		Estate		Global II

2019		2019		2019

$35,196		$1,203,532		$1,499
(19,354)		(624,805)		(877)
15,842		578,727		622

80,306		2,392,307		3,645
(8,946)		578,684		1,582
71,360		2,970,991		5,227

197,185		6,855,192		8,785

$284,387		$10,404,910		$14,634

Intl. Magnum		U.S. Real Estate		Global II

2019	2018	2019	2018	2019	2018

$15,842	$2,043	$578,727	$1,219,592	$622	$4
71,360	94,989	2,970,991	647,949	5,227	6,242
197,185	(245,225)	6,855,192	(7,272,190)	8,785	(17,186)

284,387	(148,193)	10,404,910	(5,404,649)	14,634	(10,940)

9,047	7,673	860,218	570,997	5,305	14,802
(13,709)	5,705	(433,812)	(1,171,166)	467	(423)
(143,035)	(208,469)	(4,819,136)	(4,662,516)	(58,609)	(2,282)
(3,872)	(4,387)	(457,392)	(478,617)	(300)	(517)
(151,569)	(199,478)	(4,850,122)	(5,741,302)	(53,137)	11,580

132,818	(347,671)	5,554,788	(11,145,951)	(38,503)	640
1,772,785	2,120,456	59,537,588	70,683,539	134,121	133,481
$1,905,603	$1,772,785	$65,092,376	$59,537,588	$95,618	$134,121

FS-34

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen
	Core Plus
	Fixed II

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,016
Mortality and expense risk charge	(538)
Net investment income(loss)	478

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	328
Net realized gain(loss)	328

Change in unrealized appreciation/depreciation	1,136

Net increase(decrease) in net assets resulting
from operations	$1,942

	Core Plus Fixed II

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$478	$-
Net realized gain(loss)	328	-
Net change in unrealized appreciation/depreciation	1,136	-
Net increase(decrease) in net assets resulting
from operations	1,942	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	19,102	-
Subaccounts transfers (including fixed account), net	195,117	-
Transfers for policyowner benefits and terminations	(230)	-
Policyowner maintenance charges	(163)	-
Net increase(decrease) from policyowner transactions	213,826	-

Total increase(decrease) in net assets	215,768	-
Net assets at beginning of period	-	-
Net assets at end of period	$215,768	$-

The accompanying notes are an integral part of these financial statements.

FS-35

Calvert

Balanced		Mid Cap		Balanced F

2019		2019		2019

$93,065		$9,734		$6,012
(63,348)		(22,166)		(3,685)
29,717		(12,432)		2,327

214,235		183,384		13,840
82,626		13,992		(56)
296,861		197,376		13,784

862,366		382,908		57,241

$1,188,944		$567,852		$73,352

Balanced		Mid Cap		Balanced F

2019	2018	2019	2018	2019	2018

$29,717	$35,258	$(12,432)	$(11,256)	$2,327	$3,234
296,861	676,149	197,376	240,485	13,784	29,415
862,366	(884,603)	382,908	(328,027)	57,241	(46,479)

1,188,944	(173,196)	567,852	(98,798)	73,352	(13,830)

30,925	27,466	-	-	57,191	156,943
537,989	(591,359)	(16,572)	(127,197)	19,259	(312)
(642,490)	(445,213)	(188,129)	(128,218)	(13,725)	(13,062)
(9,015)	(9,424)	(4,947)	(5,173)	(1,015)	(624)
(82,591)	(1,018,530)	(209,648)	(260,588)	61,710	142,945

1,106,353	(1,191,726)	358,204	(359,386)	135,062	129,115
5,004,306	6,196,032	1,942,140	2,301,526	300,686	171,571
$6,110,659	$5,004,306	$2,300,344	$1,942,140	$435,748	$300,686

FS-36

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Century
	Income &
	Growth

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,040,176
Mortality and expense risk charge	(488,723)
Net investment income(loss)	551,453

Realized gain(loss) on investments:
Net realized gain distributions	4,297,762
Net realized gain(loss) on sale of fund shares	360,942
Net realized gain(loss)	4,658,704

Change in unrealized appreciation/depreciation	4,983,287

Net increase(decrease) in net assets resulting
from operations	$10,193,444

	Income & Growth

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$551,453	$492,458
Net realized gain(loss)	4,658,704	5,128,796
Net change in unrealized appreciation/depreciation	4,983,287	(9,230,253)
Net increase(decrease) in net assets resulting
from operations	10,193,444	(3,608,999)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	941,194	519,984
Subaccounts transfers (including fixed account), net	(715,884)	(2,255,549)
Transfers for policyowner benefits and terminations	(4,312,657)	(3,898,481)
Policyowner maintenance charges	(348,489)	(365,262)
Net increase(decrease) from policyowner transactions	(4,435,836)	(5,999,308)

Total increase(decrease) in net assets	5,757,608	(9,608,307)
Net assets at beginning of period	45,996,242	55,604,549
Net assets at end of period	$51,753,850	$45,996,242

The accompanying notes are an integral part of these financial statements.

FS-37

American Century				AIM
Mid Cap		Inc. & Growth		Intl.
Value		II		Growth

2019		2019		2019

$215,297		$13,549		$155,308
(103,853)		(7,393)		(98,020)
111,444		6,156		57,288

1,113,332		64,047		627,396
43,017		(3,820)		274,783
1,156,349		60,227		902,179

1,260,847		79,531		1,439,325

$2,528,640		$145,914		$2,398,792

Mid Cap Value		Inc. & Growth II		Intl. Growth

2019	2018	2019	2018	2019	2018

$111,444	$45,657	$6,156	$5,003	$57,288	$112,540
1,156,349	897,772	60,227	48,242	902,179	263,826
1,260,847	(2,434,340)	79,531	(120,534)	1,439,325	(2,085,295)

2,528,640	(1,490,911)	145,914	(67,289)	2,398,792	(1,708,929)

149,702	105,374	20,479	254,731	133,431	151,689
(413,730)	248,657	(74,026)	(34,614)	(555,311)	424,937
(677,481)	(1,054,506)	(41,599)	(48,505)	(751,022)	(792,849)
(21,395)	(23,300)	(1,032)	(1,048)	(20,029)	(21,323)
(962,904)	(723,775)	(96,178)	170,564	(1,192,931)	(237,546)

1,565,736	(2,214,686)	49,736	103,275	1,205,861	(1,946,475)
9,368,898	11,583,584	685,798	582,523	9,079,617	11,026,092
$10,934,634	$9,368,898	$735,534	$685,798	$10,285,478	$9,079,617

FS-38

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Global

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$126,538
Mortality and expense risk charge	(27,154)
Net investment income(loss)	99,384

Realized gain(loss) on investments:
Net realized gain distributions	3,235
Net realized gain(loss) on sale of fund shares	58,555
Net realized gain(loss)	61,790

Change in unrealized appreciation/depreciation	368,325

Net increase(decrease) in net assets resulting
from operations	$529,499

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$99,384	$75,345
Net realized gain(loss)	61,790	64,232
Net change in unrealized appreciation/depreciation	368,325	(335,098)
Net increase(decrease) in net assets resulting
from operations	529,499	(195,521)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	166,101	21,418
Subaccounts transfers (including fixed account), net	38,223	(71,185)
Transfers for policyowner benefits and terminations	(254,935)	(145,607)
Policyowner maintenance charges	(5,046)	(5,281)
Net increase(decrease) from policyowner transactions	(55,657)	(200,655)

Total increase(decrease) in net assets	473,842	(396,176)
Net assets at beginning of period	2,466,946	2,863,122
Net assets at end of period	$2,940,788	$2,466,946

The accompanying notes are an integral part of these financial statements.

FS-39

AIM
		Mid Cap
Global Value		Growth		Diversified

2019		2019		2019

$45,891		$-		$7,816
(35,751)		(30,055)		(2,693)
10,140		(30,055)		5,123

228,345		444,124		15,899
(4,518)		80,072		(3,992)
223,827		524,196		11,907

473,145		272,028		39,475

$707,112		$766,169		$56,505

Global Value		Mid Cap Growth		Diversified

2019	2018	2019	2018	2019	2018

$10,140	$(575)	$(30,055)	$(29,300)	$5,123	$3,748
223,827	20,312	524,196	391,370	11,907	13,231
473,145	(628,166)	272,028	(506,032)	39,475	(45,345)

707,112	(608,429)	766,169	(143,962)	56,505	(28,366)

13,636	25,346	54,009	26,704	137,665	21,987
(66,381)	(78,613)	289,277	47,330	4,455	(89,118)
(357,354)	(348,512)	(331,371)	(410,177)	(67,648)	(3,757)
(5,909)	(6,736)	(6,027)	(5,399)	(639)	(885)
(416,008)	(408,515)	5,888	(341,542)	73,833	(71,773)

291,104	(1,016,944)	772,057	(485,504)	130,338	(100,139)
3,125,355	4,142,299	2,280,825	2,766,329	269,747	369,886
$3,416,459	$3,125,355	$3,052,882	$2,280,825	$400,085	$269,747

FS-40

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Value

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$542
Mortality and expense risk charge	(1,307)
Net investment income(loss)	(765)

Realized gain(loss) on investments:
Net realized gain distributions	9,625
Net realized gain(loss) on sale of fund shares	(1,897)
Net realized gain(loss)	7,728

Change in unrealized appreciation/depreciation	20,503

Net increase(decrease) in net assets resulting
from operations	$27,466

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(765)	$(1,038)
Net realized gain(loss)	7,728	20,342
Net change in unrealized appreciation/depreciation	20,503	(40,118)
Net increase(decrease) in net assets resulting
from operations	27,466	(20,814)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	4,800	15,747
Subaccounts transfers (including fixed account), net	(4,403)	16,414
Transfers for policyowner benefits and terminations	(11,384)	(3,095)
Policyowner maintenance charges	(131)	(142)
Net increase(decrease) from policyowner transactions	(11,118)	28,924

Total increase(decrease) in net assets	16,348	8,110
Net assets at beginning of period	121,191	113,081
Net assets at end of period	$137,539	$121,191

The accompanying notes are an integral part of these financial statements.

FS-41

AIM		Summit
		S&P		Russell
Real Estate		MidCap		Small Cap

2019		2019		2019

$19,999		$781,596		$379,228
(5,238)		(688,737)		(421,620)
14,761		92,859		(42,392)

685		4,685,483		3,132,206
(1,628)		2,103,977		621,294
(943)		6,789,460		3,753,500

64,485		7,690,160		4,987,477

$78,303		$14,572,479		$8,698,585

Real Estate		S&P MidCap		Russell Small Cap

2019	2018	2019	2018	2019	2018

$14,761	$8,023	$92,859	$72,598	$(42,392)	$6,070
(943)	1,765	6,789,460	7,354,031	3,753,500	3,568,355
64,485	(32,159)	7,690,160	(15,749,028)	4,987,477	(8,438,988)

78,303	(22,371)	14,572,479	(8,322,399)	8,698,585	(4,864,563)

183,819	5,448	631,485	670,170	444,644	454,450
273,630	(46,257)	(863,213)	(1,139,193)	122,381	(987,082)
(60,050)	(2,556)	(6,279,868)	(6,137,386)	(4,140,162)	(3,867,304)
(632)	(660)	(366,104)	(385,666)	(207,446)	(220,926)
396,767	(44,025)	(6,877,700)	(6,992,075)	(3,780,583)	(4,620,862)

475,070	(66,396)	7,694,779	(15,314,474)	4,918,002	(9,485,425)
263,842	330,238	61,342,574	76,657,048	37,509,194	46,994,619
$738,912	$263,842	$69,037,353	$61,342,574	$42,427,196	$37,509,194

FS-42

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	Nasdaq-100
	Index

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$249,321
Mortality and expense risk charge	(477,890)
Net investment income(loss)	(228,569)

Realized gain(loss) on investments:
Net realized gain distributions	1,204,508
Net realized gain(loss) on sale of fund shares	4,184,136
Net realized gain(loss)	5,388,644

Change in unrealized appreciation/depreciation	10,292,359

Net increase(decrease) in net assets resulting
from operations	$15,452,434

	Nasdaq-100 Index

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(228,569)	$(224,933)
Net realized gain(loss)	5,388,644	5,089,269
Net change in unrealized appreciation/depreciation	10,292,359	(4,831,866)
Net increase(decrease) in net assets resulting
from operations	15,452,434	32,470

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	661,400	491,175
Subaccounts transfers (including fixed account), net	(2,773,656)	(3,725,015)
Transfers for policyowner benefits and terminations	(4,433,457)	(3,806,615)
Policyowner maintenance charges	(308,657)	(320,017)
Net increase(decrease) from policyowner transactions	(6,854,370)	(7,360,472)

Total increase(decrease) in net assets	8,598,064	(7,328,002)
Net assets at beginning of period	43,477,405	50,805,407
Net assets at end of period	$52,075,469	$43,477,405

The accompanying notes are an integral part of these financial statements.

FS-43

Summit
EAFE
Intl.		S&P 500		Barclays

2019		2019		2019

$1,384,960		$2,850,336		$2,995,869
(502,745)		(1,683,636)		(916,354)
882,215		1,166,700		2,079,515

-		10,415,051		-
717,901		5,492,040		138,522
717,901		15,907,091		138,522

7,961,311		24,620,220		4,648,488

$9,561,427		$41,694,011		$6,866,525

EAFE Intl.		S&P 500		Barclays

2019	2018	2019	2018	2019	2018

$882,215	$1,265,234	$1,166,700	$1,411,907	$2,079,515	$2,177,994
717,901	782,760	15,907,091	18,174,213	138,522	(382,775)
7,961,311	(10,136,576)	24,620,220	(27,582,417)	4,648,488	(3,317,731)

9,561,427	(8,088,582)	41,694,011	(7,996,297)	6,866,525	(1,522,512)

644,703	553,164	1,483,268	1,390,672	986,483	930,144
(537,118)	2,753,413	(6,549,129)	(7,331,509)	458,887	(1,025,166)
(4,397,897)	(4,073,894)	(14,473,508)	(14,966,363)	(8,431,312)	(8,438,746)
(459,063)	(475,520)	(908,139)	(947,943)	(834,621)	(875,603)
(4,749,375)	(1,242,837)	(20,447,508)	(21,855,143)	(7,820,563)	(9,409,371)

4,812,052	(9,331,419)	21,246,503	(29,851,440)	(954,038)	(10,931,883)
48,947,533	58,278,952	146,692,175	176,543,615	95,805,171	106,737,054
$53,759,585	$48,947,533	$167,938,678	$146,692,175	$94,851,133	$95,805,171

FS-44

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Growth

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,944,690
Mortality and expense risk charge	(1,405,297)
Net investment income(loss)	539,393

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	3,900,224
Net realized gain(loss)	3,900,224

Change in unrealized appreciation/depreciation	19,666,679

Net increase(decrease) in net assets resulting
from operations	$24,106,296

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$539,393	$238,792
Net realized gain(loss)	3,900,224	1,043,488
Net change in unrealized appreciation/depreciation	19,666,679	(14,348,570)
Net increase(decrease) in net assets resulting
from operations	24,106,296	(13,066,290)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	4,009,432	10,758,426
Subaccounts transfers (including fixed account), net	(17,051,810)	5,439,788
Transfers for policyowner benefits and terminations	(8,155,609)	(6,237,281)
Policyowner maintenance charges	(2,024,090)	(2,051,550)
Net increase(decrease) from policyowner transactions	(23,222,077)	7,909,383

Total increase(decrease) in net assets	884,219	(5,156,907)
Net assets at beginning of period	142,889,021	148,045,928
Net assets at end of period	$143,773,240	$142,889,021

The accompanying notes are an integral part of these financial statements.

FS-45

Summit				Third Avenue

Mod. Growth		Moderate		Value

2019		2019		2019

$1,064,877		$1,377,039		$24,493
(713,020)		(849,969)		(95,441)
351,857		527,070		(70,948)

911,226		606,168		-
1,259,218		932,029		(127,166)
2,170,444		1,538,197		(127,166)

9,436,225		10,993,767		1,162,053

$11,958,526		$13,059,034		$963,939

Mod. Growth		Moderate		Value

2019	2018	2019	2018	2019	2018

$351,857	$206,916	$527,070	$370,994	$(70,948)	$86,227
2,170,444	2,210,080	1,538,197	3,233,445	(127,166)	92,542
9,436,225	(8,340,733)	10,993,767	(9,752,374)	1,162,053	(2,504,788)

11,958,526	(5,923,737)	13,059,034	(6,147,935)	963,939	(2,326,019)

1,584,003	3,379,784	912,617	1,717,423	85,277	101,593
(3,106,472)	(2,513,398)	(644,342)	(1,219,211)	127,205	(90,119)
(5,392,844)	(3,914,228)	(6,606,619)	(6,348,278)	(857,522)	(1,307,546)
(961,221)	(991,923)	(1,003,976)	(1,034,868)	(18,714)	(23,603)
(7,876,534)	(4,039,765)	(7,342,320)	(6,884,934)	(663,754)	(1,319,675)

4,081,992	(9,963,502)	5,716,714	(13,032,869)	300,185	(3,645,694)
71,465,285	81,428,787	84,706,330	97,739,199	8,683,055	12,328,749
$75,547,277	$71,465,285	$90,423,044	$84,706,330	$8,983,240	$8,683,055

FS-46

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Dreyfus

	MidCap

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$14,547
Mortality and expense risk charge	(35,774)
Net investment income(loss)	(21,227)

Realized gain(loss) on investments:
Net realized gain distributions	263,803
Net realized gain(loss) on sale of fund shares	(14,464)
Net realized gain(loss)	249,339

Change in unrealized appreciation/depreciation	362,382

Net increase(decrease) in net assets resulting
from operations	$590,494

	MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(21,227)	$(27,286)
Net realized gain(loss)	249,339	576,780
Net change in unrealized appreciation/depreciation	362,382	(1,203,431)
Net increase(decrease) in net assets resulting
from operations	590,494	(653,937)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	66,272	143,534
Subaccounts transfers (including fixed account), net	(53,330)	(321,865)
Transfers for policyowner benefits and terminations	(585,775)	(204,754)
Policyowner maintenance charges	(7,971)	(8,633)
Net increase(decrease) from policyowner transactions	(580,804)	(391,718)

Total increase(decrease) in net assets	9,690	(1,045,655)
Net assets at beginning of period	3,341,299	4,386,954
Net assets at end of period	$3,350,989	$3,341,299

The accompanying notes are an integral part of these financial statements.

FS-47

Dreyfus		Scudder
		Small
Small Cap		Mid Value		Thematic

2019		2019		2019

$7,558		$18,303		$7,449
(8,590)		(25,185)		(5,672)
(1,032)		(6,882)		1,777

72,120		181,744		8,907
(6,713)		(66,051)		25,550
65,407		115,693		34,457

94,163		329,687		107,226

$158,538		$438,498		$143,460

Small Cap		Small Mid Value		Thematic

2019	2018	2019	2018	2019	2018

$(1,032)	$(2,107)	$(6,882)	$10,553	$1,777	$(113)
65,407	78,649	115,693	560,564	34,457	46,547
94,163	(168,744)	329,687	(1,053,088)	107,226	(142,184)

158,538	(92,202)	438,498	(481,971)	143,460	(95,750)

119,128	279,824	45,385	20,408	1,531	972
(57,729)	(62,301)	(247,667)	(274,151)	155,005	(112,184)
(100,328)	(89,699)	(234,339)	(277,495)	(95,328)	(38,664)
(1,372)	(1,489)	(4,493)	(5,275)	(1,123)	(1,185)
(40,301)	126,335	(441,114)	(536,513)	60,085	(151,061)

118,237	34,133	(2,616)	(1,018,484)	203,545	(246,811)
781,943	747,810	2,296,544	3,315,028	459,005	705,816
$900,180	$781,943	$2,293,928	$2,296,544	$662,550	$459,005

FS-48

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Alternative

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,511
Mortality and expense risk charge	(439)
Net investment income(loss)	1,072

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(7)
Net realized gain(loss)	(7)

Change in unrealized appreciation/depreciation	4,208

Net increase(decrease) in net assets resulting
from operations	$5,273

	Alternative

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,072	$355
Net realized gain(loss)	(7)	(61)
Net change in unrealized appreciation/depreciation	4,208	(4,574)
Net increase(decrease) in net assets resulting
from operations	5,273	(4,280)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,238	5,037
Subaccounts transfers (including fixed account), net	1,759	-
Transfers for policyowner benefits and terminations	(1,182)	(741)
Policyowner maintenance charges	(46)	(40)
Net increase(decrease) from policyowner transactions	1,769	4,256

Total increase(decrease) in net assets	7,042	(24)
Net assets at beginning of period	39,117	39,141
Net assets at end of period	$46,159	$39,117

The accompanying notes are an integral part of these financial statements.

FS-49

Neuberger Berman

Regency		Intrinsic		Growth

2019		2019		2019

$7,563		$588		$-
(12,068)		(2,713)		(5,906)
(4,505)		(2,125)		(5,906)

123,022		26,322		45,884
34,208		(1,694)		9,034
157,230		24,628		54,918

7,900		19,067		103,930

$160,625		$41,570		$152,942

Regency		Intrinsic		Growth

2019	2018	2019	2018	2019	2018

$(4,505)	$(5,187)	$(2,125)	$(2,494)	$(5,906)	$(5,164)
157,230	88,835	24,628	14,321	54,918	48,623
7,900	(277,505)	19,067	(64,784)	103,930	(92,218)

160,625	(193,857)	41,570	(52,957)	152,942	(48,759)

12,018	13,334	11,783	29,182	61,581	183,238
7,138	(93,698)	(27,080)	(13,774)	(108,532)	(34,036)
(138,743)	(97,015)	(19,982)	(950)	(36,958)	(5,642)
(2,549)	(2,854)	(501)	(605)	(982)	(819)
(122,136)	(180,233)	(35,780)	13,853	(84,891)	142,741

38,489	(374,090)	5,790	(39,104)	68,051	93,982
1,006,456	1,380,546	270,674	309,778	502,336	408,354
$1,044,945	$1,006,456	$276,464	$270,674	$570,387	$502,336

FS-50

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	T. Rowe

	Blue Chip

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(552,141)
Net investment income(loss)	(552,141)

Realized gain(loss) on investments:
Net realized gain distributions	1,532,051
Net realized gain(loss) on sale of fund shares	4,440,112
Net realized gain(loss)	5,972,163

Change in unrealized appreciation/depreciation	8,582,030

Net increase(decrease) in net assets resulting
from operations	$14,002,052

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(552,141)	$(570,450)
Net realized gain(loss)	5,972,163	6,381,123
Net change in unrealized appreciation/depreciation	8,582,030	(4,828,111)
Net increase(decrease) in net assets resulting
from operations	14,002,052	982,562

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,452,830	1,593,088
Subaccounts transfers (including fixed account), net	(2,810,010)	(3,814,156)
Transfers for policyowner benefits and terminations	(5,325,950)	(4,177,224)
Policyowner maintenance charges	(350,209)	(364,137)
Net increase(decrease) from policyowner transactions	(7,033,339)	(6,762,429)

Total increase(decrease) in net assets	6,968,713	(5,779,867)
Net assets at beginning of period	51,679,740	57,459,607
Net assets at end of period	$58,648,453	$51,679,740

The accompanying notes are an integral part of these financial statements.

FS-51

Pimco

Total Return		Low Duration		Short Term

2019		2019		2019

$355,950		$251,482		$3,470
(114,743)		(87,183)		(1,461)
241,207		164,299		2,009

-		-		-
(41,517)		(38,981)		1
(41,517)		(38,981)		1

638,786		150,120		401

$838,476		$275,438		$2,411

Total Return		Low Duration		Short Term

2019	2018	2019	2018	2019	2018

$241,207	$198,657	$164,299	$91,330	$2,009	$1,490
(41,517)	57,002	(38,981)	(90,474)	1	195
638,786	(468,833)	150,120	(64,243)	401	(1,128)

838,476	(213,174)	275,438	(63,387)	2,411	557

87,340	139,041	68,566	65,882	5,427	25,496
(717,646)	(216,878)	686,585	(104,978)	3,164	(173)
(987,287)	(1,107,441)	(1,060,538)	(1,160,862)	(9,161)	(1,080)
(19,178)	(21,327)	(78,882)	(83,758)	(148)	(116)
(1,636,771)	(1,206,605)	(384,269)	(1,283,716)	(718)	24,127

(798,295)	(1,419,779)	(108,831)	(1,347,103)	1,693	24,684
12,234,739	13,654,518	8,973,216	10,320,319	141,870	117,186
$11,436,444	$12,234,739	$8,864,385	$8,973,216	$143,563	$141,870

FS-52

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Emerging

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,483
Mortality and expense risk charge	(804)
Net investment income(loss)	2,679

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(232)
Net realized gain(loss)	(232)

Change in unrealized appreciation/depreciation	7,993

Net increase(decrease) in net assets resulting
from operations	$10,440

	Emerging

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,679	$2,328
Net realized gain(loss)	(232)	(807)
Net change in unrealized appreciation/depreciation	7,993	(6,124)
Net increase(decrease) in net assets resulting
from operations	10,440	(4,603)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	18,365	17,109
Subaccounts transfers (including fixed account), net	-	(895)
Transfers for policyowner benefits and terminations	(30,669)	(2,739)
Policyowner maintenance charges	(126)	(87)
Net increase(decrease) from policyowner transactions	(12,430)	13,388

Total increase(decrease) in net assets	(1,990)	8,785
Net assets at beginning of period	84,476	75,691
Net assets at end of period	$82,486	$84,476

The accompanying notes are an integral part of these financial statements.

FS-53

Pimco
Low Duration
Adv.		Real Return		Commodity

2019		2019		2019

$8,568		$15,114		$3,360
(3,217)		(8,813)		(783)
5,351		6,301		2,577

-		-		-
(312)		(1,241)		(2,427)
(312)		(1,241)		(2,427)

3,962		55,360		7,886

$9,001		$60,420		$8,036

Low Duration Adv.		Real Return		Commodity

2019	2018	2019	2018	2019	2018

$5,351	$2,767	$6,301	$10,157	$2,577	$930
(312)	(368)	(1,241)	(1,486)	(2,427)	(229)
3,962	(5,002)	55,360	(28,645)	7,886	(15,470)

9,001	(2,603)	60,420	(19,974)	8,036	(14,769)

7,261	22,308	319,123	151,179	-	-
53,974	-	(77,549)	126,405	-	1
(42,747)	(23,283)	(39,355)	(23,078)	(11,578)	(1,397)
(485)	(459)	(786)	(569)	(42)	(46)
18,003	(1,434)	201,433	253,937	(11,620)	(1,442)

27,004	(4,037)	261,853	233,963	(3,584)	(16,211)
323,853	327,890	755,019	521,056	83,135	99,346
$350,857	$323,853	$1,016,872	$755,019	$79,551	$83,135

FS-54

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ibbotson

	Balanced

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$19,964
Mortality and expense risk charge	(11,155)
Net investment income(loss)	8,809

Realized gain(loss) on investments:
Net realized gain distributions	19,965
Net realized gain(loss) on sale of fund shares	(29,482)
Net realized gain(loss)	(9,517)

Change in unrealized appreciation/depreciation	163,614

Net increase(decrease) in net assets resulting
from operations	$162,906

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$8,809	$11,628
Net realized gain(loss)	(9,517)	117,565
Net change in unrealized appreciation/depreciation	163,614	(226,536)
Net increase(decrease) in net assets resulting
from operations	162,906	(97,343)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	552	18,353
Subaccounts transfers (including fixed account), net	(13,187)	(34,741)
Transfers for policyowner benefits and terminations	(384,613)	(86,246)
Policyowner maintenance charges	(3,251)	(4,236)
Net increase(decrease) from policyowner transactions	(400,499)	(106,870)

Total increase(decrease) in net assets	(237,593)	(204,213)
Net assets at beginning of period	1,264,783	1,468,996
Net assets at end of period	$1,027,190	$1,264,783

The accompanying notes are an integral part of these financial statements.

FS-55

Ibbotson				Franklin Templeton

Growth		Income		Global Bond

2019		2019		2019

$12,128		$11,621		$2,643,191
(6,970)		(7,113)		(356,435)
5,158		4,508		2,286,756

31,185		12,944		-
1,923		(18,758)		(208,854)
33,108		(5,814)		(208,854)

91,233		86,488		(1,675,451)

$129,499		$85,182		$402,451

Growth		Income		Global Bond

2019	2018	2019	2018	2019	2018

$5,158	$6,311	$4,508	$8,872	$2,286,756	$(378,557)
33,108	91,132	(5,814)	25,566	(208,854)	(382,190)
91,233	(179,668)	86,488	(79,247)	(1,675,451)	1,149,920

129,499	(82,225)	85,182	(44,809)	402,451	389,173

6,717	8,642	26	126	648,299	416,896
42,440	10,671	(187,858)	(58,936)	2,871,730	(384,402)
(378,665)	(26,114)	(141,970)	(94,709)	(2,885,719)	(2,784,833)
(1,666)	(2,525)	(2,060)	(2,552)	(319,373)	(337,532)
(331,174)	(9,326)	(331,862)	(156,071)	314,937	(3,089,871)

(201,675)	(91,551)	(246,680)	(200,880)	717,388	(2,700,698)
837,303	928,854	824,053	1,024,933	37,135,314	39,836,012
$635,628	$837,303	$577,373	$824,053	$37,852,702	$37,135,314

FS-56

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	FranklinTempleton

	Income

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$61,774
Mortality and expense risk charge	(12,521)
Net investment income(loss)	49,253

Realized gain(loss) on investments:
Net realized gain distributions	18,670
Net realized gain(loss) on sale of fund shares	4,275
Net realized gain(loss)	22,945

Change in unrealized appreciation/depreciation	96,136

Net increase(decrease) in net assets resulting
from operations	$168,334

	Income

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$49,253	$33,041
Net realized gain(loss)	22,945	443
Net change in unrealized appreciation/depreciation	96,136	(96,251)
Net increase(decrease) in net assets resulting
from operations	168,334	(62,767)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	282,182	418,297
Subaccounts transfers (including fixed account), net	(15,811)	73,046
Transfers for policyowner benefits and terminations	(61,536)	(60,925)
Policyowner maintenance charges	(1,802)	(1,455)
Net increase(decrease) from policyowner transactions	203,033	428,963

Total increase(decrease) in net assets	371,367	366,196
Net assets at beginning of period	1,064,120	697,924
Net assets at end of period	$1,435,487	$1,064,120

The accompanying notes are an integral part of these financial statements.

FS-57

Franklin Templeton
Global
Discovery		Small Cap		Foreign

2019		2019		2019

$482		$3,726		$2,185
(269)		(3,501)		(1,280)
213		225		905

3,029		59,359		1,304
(239)		(9,031)		(259)
2,790		50,328		1,045

2,251		26,978		12,136

$5,254		$77,531		$14,086

Global Discovery		Small Cap		Foreign

2019	2018	2019	2018	2019	2018

$213	$231	$225	$(374)	$905	$2,072
2,790	298	50,328	54,851	1,045	1,874
2,251	(2,745)	26,978	(104,809)	12,136	(26,253)

5,254	(2,216)	77,531	(50,332)	14,086	(22,307)

919	11,140	32,550	36,034	7,488	36,478
1,473	(1,401)	(17,831)	(12,713)	6,861	(8,315)
-	-	(24,867)	(10,037)	(3,022)	(16,988)
(65)	(48)	(466)	(383)	(155)	(157)
2,327	9,691	(10,614)	12,901	11,172	11,018

7,581	7,475	66,917	(37,431)	25,258	(11,289)
20,695	13,220	314,837	352,268	116,444	127,733
$28,276	$20,695	$381,754	$314,837	$141,702	$116,444

FS-58

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AllianceBernstein
	Growth and
	Income

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,845
Mortality and expense risk charge	(1,733)
Net investment income(loss)	112

Realized gain(loss) on investments:
Net realized gain distributions	19,397
Net realized gain(loss) on sale of fund shares	(101)
Net realized gain(loss)	19,296

Change in unrealized appreciation/depreciation	16,312

Net increase(decrease) in net assets resulting
from operations	$35,720

	Growth and Income

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$112	$(143)
Net realized gain(loss)	19,296	9,157
Net change in unrealized appreciation/depreciation	16,312	(16,735)
Net increase(decrease) in net assets resulting
from operations	35,720	(7,721)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	70,397	56,117
Subaccounts transfers (including fixed account), net	59,681	(644)
Transfers for policyowner benefits and terminations	(1,738)	(2,578)
Policyowner maintenance charges	(244)	(106)
Net increase(decrease) from policyowner transactions	128,096	52,789

Total increase(decrease) in net assets	163,816	45,068
Net assets at beginning of period	94,454	49,386
Net assets at end of period	$258,270	$94,454

The accompanying notes are an integral part of these financial statements.

FS-59

American Funds

Managed		Blue Chip		Global

2019		2019		2019

$224,220		$65,381		$7,429
(95,316)		(31,329)		(6,187)
128,904		34,052		1,242

410,934		248,809		32,953
(10,818)		(16,744)		1,250
400,116		232,065		34,203

1,052,279		306,909		137,796

$1,581,299		$573,026		$173,241

Managed		Blue Chip		Global

2019	2018	2019	2018	2019	2018

$128,904	$2,725	$34,052	$30,732	$1,242	$(1,388)
400,116	37,668	232,065	267,548	34,203	34,814
1,052,279	(82,744)	306,909	(568,668)	137,796	(93,154)

1,581,299	(42,351)	573,026	(270,388)	173,241	(59,728)

1,536,592	10,810	281,167	274,676	132,172	171,054
20,734,625	(17,249)	(83,006)	240,302	(21,685)	1,772
(706,653)	(46,599)	(166,014)	(92,391)	(5,459)	(6,952)
(138,084)	(1,060)	(3,245)	(3,019)	(825)	(578)
21,426,480	(54,098)	28,902	419,568	104,203	165,296

23,007,779	(96,449)	601,928	149,180	277,444	105,568
686,786	783,235	2,835,981	2,686,801	463,335	357,767
$23,694,565	$686,786	$3,437,909	$2,835,981	$740,779	$463,335

FS-60

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Growth

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$12,467
Mortality and expense risk charge	(16,260)
Net investment income(loss)	(3,793)

Realized gain(loss) on investments:
Net realized gain distributions	168,871
Net realized gain(loss) on sale of fund shares	11,777
Net realized gain(loss)	180,648

Change in unrealized appreciation/depreciation	239,574

Net increase(decrease) in net assets resulting
from operations	$416,429

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,793)	$(7,595)
Net realized gain(loss)	180,648	136,720
Net change in unrealized appreciation/depreciation	239,574	(165,716)
Net increase(decrease) in net assets resulting
from operations	416,429	(36,591)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	324,776	229,407
Subaccounts transfers (including fixed account), net	(45,513)	37,517
Transfers for policyowner benefits and terminations	(193,195)	(23,550)
Policyowner maintenance charges	(2,064)	(1,383)
Net increase(decrease) from policyowner transactions	84,004	241,991

Total increase(decrease) in net assets	500,433	205,400
Net assets at beginning of period	1,343,114	1,137,714
Net assets at end of period	$1,843,547	$1,343,114

The accompanying notes are an integral part of these financial statements.

FS-61

American Funds

International		New World		Growth-Income

2019		2019		2019

$9,866		$3,519		$28,343
(6,463)		(3,595)		(16,353)
3,403		(76)		11,990

16,712		13,869		165,560
(1,963)		2,554		1,303
14,749		16,423		166,863

103,634		71,170		171,585

$121,786		$87,517		$350,438

International		New World		Growth-Income

2019	2018	2019	2018	2019	2018

$3,403	$4,487	$(76)	$(544)	$11,990	$6,475
14,749	27,799	16,423	13,881	166,863	108,446
103,634	(118,478)	71,170	(77,537)	171,585	(162,019)

121,786	(86,192)	87,517	(64,200)	350,438	(47,098)

121,611	105,477	32,124	35,832	208,388	186,466
(3,804)	3,892	(27,981)	(4,330)	(33,907)	(6,358)
(18,316)	(18,840)	(59,803)	(12,658)	(71,533)	(52,322)
(834)	(519)	(679)	(876)	(1,351)	(1,220)
98,657	90,010	(56,339)	17,968	101,597	126,566

220,443	3,818	31,178	(46,232)	452,035	79,468
531,914	528,096	367,877	414,109	1,373,649	1,294,181
$752,357	$531,914	$399,055	$367,877	$1,825,684	$1,373,649

FS-62

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Asset

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$50,186
Mortality and expense risk charge	(24,848)
Net investment income(loss)	25,338

Realized gain(loss) on investments:
Net realized gain distributions	131,152
Net realized gain(loss) on sale of fund shares	763
Net realized gain(loss)	131,915

Change in unrealized appreciation/depreciation	274,802

Net increase(decrease) in net assets resulting
from operations	$432,055

	Asset

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$25,338	$16,267
Net realized gain(loss)	131,915	91,784
Net change in unrealized appreciation/depreciation	274,802	(229,571)
Net increase(decrease) in net assets resulting
from operations	432,055	(121,520)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	208,262	860,361
Subaccounts transfers (including fixed account), net	291,783	(193,304)
Transfers for policyowner benefits and terminations	(46,966)	(40,438)
Policyowner maintenance charges	(4,476)	(2,618)
Net increase(decrease) from policyowner transactions	448,603	624,001

Total increase(decrease) in net assets	880,658	502,481
Net assets at beginning of period	1,900,311	1,397,830
Net assets at end of period	$2,780,969	$1,900,311

The accompanying notes are an integral part of these financial statements.

FS-63

Columbia

Strategic		Emerging		International

2019		2019		2019

$10,293		$294		$668
(2,723)		(2,033)		(367)
7,570		(1,739)		301

-		24,598		5,280
98		(1,276)		31
98		23,322		5,311

14,054		31,637		2,170

$21,722		$53,220		$7,782

Strategic		Emerging		International

2019	2018	2019	2018	2019	2018

$7,570	$3,530	$(1,739)	$(1,324)	$301	$591
98	(25)	23,322	(99)	5,311	40
14,054	(6,004)	31,637	(46,964)	2,170	(7,695)

21,722	(2,499)	53,220	(48,387)	7,782	(7,064)

108,933	4,088	3,781	72,824	318	2,795
495	10,129	34	(10,232)	-	(1)
(2,467)	(864)	(12,716)	(424)	(465)	(441)
(560)	(113)	(306)	(239)	(17)	(15)
106,401	13,240	(9,207)	61,929	(164)	2,338

128,123	10,741	44,013	13,542	7,618	(4,726)
164,278	153,537	184,815	171,273	32,419	37,145
$292,401	$164,278	$228,828	$184,815	$40,037	$32,419

FS-64

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Columbia

	Smaller-Cap

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(1,103)
Net investment income(loss)	(1,103)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	240
Net realized gain(loss)	240

Change in unrealized appreciation/depreciation	17,298

Net increase(decrease) in net assets resulting
from operations	$16,435

	Smaller-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,103)	$(1,159)
Net realized gain(loss)	240	401
Net change in unrealized appreciation/depreciation	17,298	(14,689)
Net increase(decrease) in net assets resulting
from operations	16,435	(15,447)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	10,531	160
Subaccounts transfers (including fixed account), net	(2)	-
Transfers for policyowner benefits and terminations	(1,452)	(2,019)
Policyowner maintenance charges	(101)	(112)
Net increase(decrease) from policyowner transactions	8,976	(1,971)

Total increase(decrease) in net assets	25,411	(17,418)
Net assets at beginning of period	97,477	114,895
Net assets at end of period	$122,888	$97,477

The accompanying notes are an integral part of these financial statements.

FS-65

Columbia

Mid Cap		High Yield		Large Core

2019		2019		2019

$-		$14,170		$-
(4,582)		(2,549)		(4,913)
(4,582)		11,621		(4,913)

-		-		-
14,790		(3,398)		1,694
14,790		(3,398)		1,694

101,393		28,708		97,887

$111,601		$36,931		$94,668

Mid Cap		High Yield		Large Core

2019	2018	2019	2018	2019	2018

$(4,582)	$(3,793)	$11,621	$11,928	$(4,913)	$(3,115)
14,790	8,485	(3,398)	(206)	1,694	843
101,393	(67,529)	28,708	(25,740)	97,887	(19,471)

111,601	(62,837)	36,931	(14,018)	94,668	(21,743)

62,151	154,731	13,922	22,415	174,372	83,409
(52,315)	(12,201)	54,796	5,052	(1,388)	(714)
(42,213)	(37,232)	(61,733)	(4,141)	(1,485)	(1,545)
(652)	(535)	(378)	(519)	(393)	(239)
(33,029)	104,763	6,607	22,807	171,106	80,911

78,572	41,926	43,538	8,789	265,774	59,168
375,609	333,683	272,350	263,561	326,867	267,699
$454,181	$375,609	$315,888	$272,350	$592,641	$326,867

FS-66

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	Strategy

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$120
Mortality and expense risk charge	(55)
Net investment income(loss)	65

Realized gain(loss) on investments:
Net realized gain distributions	228
Net realized gain(loss) on sale of fund shares	2
Net realized gain(loss)	230

Change in unrealized appreciation/depreciation	713

Net increase(decrease) in net assets resulting
from operations	$1,008

	Strategy

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$65	$46
Net realized gain(loss)	230	221
Net change in unrealized appreciation/depreciation	713	(601)
Net increase(decrease) in net assets resulting
from operations	1,008	(334)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	-

Total increase(decrease) in net assets	1,008	(334)
Net assets at beginning of period	4,903	5,237
Net assets at end of period	$5,911	$4,903

The accompanying notes are an integral part of these financial statements.

FS-67

Ivy
				Small Cap
Balanced		Energy		Value

2019		2019		2019

$18,440		$-		$-
(10,384)		(1,724)		(4,495)
8,056		(1,724)		(4,495)

83,078		-		85,747
2,373		(12,502)		(24,433)
85,451		(12,502)		61,314

93,594		23,315		30,745

$187,101		$9,089		$87,564

Balanced		Energy		Small Cap Value

2019	2018	2019	2018	2019	2018

$8,056	$3,995	$(1,724)	$(2,350)	$(4,495)	$(3,853)
85,451	23,723	(12,502)	205	61,314	65,695
93,594	(69,003)	23,315	(83,439)	30,745	(118,915)

187,101	(41,285)	9,089	(85,584)	87,564	(57,073)

7,101	40,207	8,755	11,532	27,053	113,320
210,563	45,785	24,635	8,250	(91,579)	(20,922)
(130,286)	(209,262)	(9,879)	(5,292)	(3,077)	(3,537)
(2,130)	(1,440)	(301)	(359)	(668)	(638)
85,248	(124,710)	23,210	14,131	(68,271)	88,223

272,349	(165,995)	32,299	(71,453)	19,293	31,150
880,946	1,046,941	164,568	236,021	399,258	368,108
$1,153,295	$880,946	$196,867	$164,568	$418,551	$399,258

FS-68

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	Science

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(11,870)
Net investment income(loss)	(11,870)

Realized gain(loss) on investments:
Net realized gain distributions	123,042
Net realized gain(loss) on sale of fund shares	1,771
Net realized gain(loss)	124,813

Change in unrealized appreciation/depreciation	323,254

Net increase(decrease) in net assets resulting
from operations	$436,197

	Science

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(11,870)	$(8,669)
Net realized gain(loss)	124,813	139,452
Net change in unrealized appreciation/depreciation	323,254	(214,300)
Net increase(decrease) in net assets resulting
from operations	436,197	(83,517)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	126,694	290,288
Subaccounts transfers (including fixed account), net	39,501	36,137
Transfers for policyowner benefits and terminations	(30,232)	(29,113)
Policyowner maintenance charges	(964)	(537)
Net increase(decrease) from policyowner transactions	134,999	296,775

Total increase(decrease) in net assets	571,196	213,258
Net assets at beginning of period	865,193	651,935
Net assets at end of period	$1,436,389	$865,193

The accompanying notes are an integral part of these financial statements.

FS-69

Ivy
Mid Cap
Growth		International		Global

2019		2019		2019

$-		$2,254		$356
(6,435)		(1,432)		(526)
(6,435)		822		(170)

108,726		11,836		36,152
2,646		(723)		(2,365)
111,372		11,113		33,787

77,576		12,765		(22,317)

$182,513		$24,700		$11,300

Mid Cap Growth		International		Global

2019	2018	2019	2018	2019	2018

$(6,435)	$(4,259)	$822	$999	$(170)	$(255)
111,372	24,589	11,113	11,860	33,787	3,009
77,576	(50,932)	12,765	(50,891)	(22,317)	(6,343)

182,513	(30,602)	24,700	(38,032)	11,300	(3,589)

53,396	242,960	3,004	56,566	728	6,151
(58,683)	99,595	3,997	(16,025)	(2,363)	-
(9,891)	(31,852)	(55,860)	(21,647)	(147)	-
(831)	(529)	(345)	(586)	(77)	(60)
(16,009)	310,174	(49,204)	18,308	(1,859)	6,091

166,504	279,572	(24,504)	(19,724)	9,441	2,502
488,111	208,539	177,223	196,947	44,635	42,133
$654,615	$488,111	$152,719	$177,223	$54,076	$44,635

FS-70

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	High Income

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$16,729
Mortality and expense risk charge	(2,746)
Net investment income(loss)	13,983

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(702)
Net realized gain(loss)	(702)

Change in unrealized appreciation/depreciation	13,316

Net increase(decrease) in net assets resulting
from operations	$26,597

	High Income

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$13,983	$11,640
Net realized gain(loss)	(702)	(383)
Net change in unrealized appreciation/depreciation	13,316	(20,386)
Net increase(decrease) in net assets resulting
from operations	26,597	(9,129)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	17,003	62,242
Subaccounts transfers (including fixed account), net	46,330	(2,297)
Transfers for policyowner benefits and terminations	(9,619)	(3,936)
Policyowner maintenance charges	(429)	(364)
Net increase(decrease) from policyowner transactions	53,285	55,645

Total increase(decrease) in net assets	79,882	46,516
Net assets at beginning of period	256,978	210,462
Net assets at end of period	$336,860	$256,978

The accompanying notes are an integral part of these financial statements.

FS-71

Janus		Putnam

Flexible		Health		Asset

2019		2019		2019

$13,372		$-		$927
(4,555)		(1,175)		(690)
8,817		(1,175)		237

-		5,367		1,974
70		(583)		(78)
70		4,784		1,896

26,438		27,262		8,140

$35,325		$30,871		$10,273

Flexible		Health		Asset

2019	2018	2019	2018	2019	2018

$8,817	$7,260	$(1,175)	$(37)	$237	$268
70	(611)	4,784	17,272	1,896	2,874
26,438	(14,896)	27,262	(18,999)	8,140	(9,010)

35,325	(8,247)	30,871	(1,764)	10,273	(5,868)

10,244	85,854	4,125	8,283	82,211	32,911
54,555	5,512	(1,347)	1,087	140	3
(21,092)	(12,301)	(2,376)	(7,906)	(1,723)	(9,318)
(235)	(196)	(248)	(223)	(169)	(176)
43,472	78,869	154	1,241	80,459	23,420

78,797	70,622	31,025	(523)	90,732	17,552
426,367	355,745	107,026	107,549	58,792	41,240
$505,164	$426,367	$138,051	$107,026	$149,524	$58,792

FS-72

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Eck

	Gold

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(3,081)
Net investment income(loss)	(3,081)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(306)
Net realized gain(loss)	(306)

Change in unrealized appreciation/depreciation	103,412

Net increase(decrease) in net assets resulting
from operations	$100,025

	Gold

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,081)	$6,318
Net realized gain(loss)	(306)	(19,270)
Net change in unrealized appreciation/depreciation	103,412	(43,702)
Net increase(decrease) in net assets resulting
from operations	100,025	(56,654)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	34,175	39,569
Subaccounts transfers (including fixed account), net	(3,253)	(17,607)
Transfers for policyowner benefits and terminations	(23,386)	(24,971)
Policyowner maintenance charges	(339)	(332)
Net increase(decrease) from policyowner transactions	7,197	(3,341)

Total increase(decrease) in net assets	107,222	(59,995)
Net assets at beginning of period	260,933	320,928
Net assets at end of period	$368,155	$260,933

The accompanying notes are an integral part of these financial statements.

FS-73

Van Eck

Hard Assets

2019

$-
(902)
(902)

-
(4,452)
(4,452)

15,993

$10,639

Hard Assets

2019	2018

$(902)	$(1,120)
(4,452)	113
15,993	(36,738)

10,639	(37,745)

19,652	19,272
8,993	3,752
(16,232)	(8,670)
(261)	(307)
12,152	14,047

22,791	(23,698)
87,381	111,079
$110,172	$87,381

FS-74

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2 NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2019 AND 2018

1. ORGANIZATION

Ameritas Variable Separate Account VA-2 (the "Account") began operations during 1987. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2019, there are one hundred twenty six subaccounts available within the Account listed as follows:

Fidelity Management & Research	Fidelity Management & Research
Company (Advisor)	Company, continued
Fidelity (Fund Series short cite)	Fidelity, continued
*Equity-Income IC (Subaccount short cite)	*Money Market SC2
*Equity-Income SC	(Commenced May 13, 2016)
*Equity-Income SC2	*Index 500 SC2
*Growth IC	(Commenced March 14, 2016)
*Growth SC	*Strategic SC2
*Growth SC2	(Commenced April 29, 2016)
*High Income IC
*High Income SC	Fred Alger Management, Inc.
*High Income SC2	Alger
*Overseas IC	*Balanced
*Overseas SC
*Overseas SC2	Massachusetts Financial Services
*Asset Mgr. IC	Company
*Asset Mgr. SC	MFS
*Asset Mgr. SC2	*Utilities
*Inv. Bond IC	*New Discovery
*Inv. Bond SC2	*Total Return
*Contrafund IC	*Growth SC
*Contrafund SC	(Commenced April 14, 2016)
*Contrafund SC2	*New Discovery SC
*Asset Mgr. Gr. IC	(Commenced May 9, 2016)
*Asset Mgr. Gr. SC	*Utilities SC
*Asset Mgr. Gr. SC2	(Commenced March 28, 2016)
*Mid Cap SC2	*Strategic
*Money Market

FS-75

1. ORGANIZATION, continued

Massachusetts Financial Services	Invesco Advisers, Inc.
Company, continued	AIM
MFS, continued	*Intl. Growth
*Research	*Global
(Commenced March 27, 2015)	*Global Value
*Blended Core SC	*Mid Cap Growth
(Commenced June 13, 2016)	*Diversified
*Corporate SC	(Commenced March 14, 2016)
(Commenced March 14, 2016)	*Value
*Government SC	(Commenced July 25, 2016)
(Commenced April 14, 2016)	*Real Estate
*Growth Allocation SC	(Commenced April 13, 2016)
(Commenced March 21, 2016)
*Moderate SC	Calvert Research and Management
(Commenced June 6, 2016)	(See Note 3)
*Conservative SC	Summit
(Commenced May 16, 2016)	*S&P MidCap
*Blended Small Cap SC	*Russell Small Cap
(Commenced June 22, 2016)	*Nasdaq-100 Index
*EAFE Intl.
Morgan Stanley Investment	*S&P 500
Management Inc.	*Barclays
Van Kampen	*Growth
*Emerging Markets	*Mod. Growth
*Intl. Magnum	*Moderate
*U.S. Real Estate
*Global II	Third Avenue Management LLC
(Commenced April 29, 2016)	Third Avenue
*Core Plus Fixed II	*Value
(Commenced May 30, 2019)
BNY Mellon Investment Adviser, Inc.
Calvert Research and Management	(formerly The Dreyfus Corporation)
Calvert	Dreyfus (formerly Dreyfus Investment Portfolios)
*Balanced	*MidCap (formerly Dreyfus MidCap Stock
*Mid Cap	Portfolio, Service Shares)
*Balanced F	*Small Cap (formerly Dreyfus Small Cap Stock
(Commenced May 17, 2016)	Index Portfolio, Services Shares)
(Incorrectly reported under the Summit advisors	(Commenced March 28, 2016)
in 2018 financials as Balanced)
DWS Investment Management Americas, Inc.
American Century Investment	Scudder
Management, Inc.	*Small Mid Value
American Century	*Thematic
*Income & Growth	*Alternative
*Mid Cap Value	(Commenced April 13, 2016)
*Inc. & Growth II
(Commenced March 14, 2016)

FS-76

1. ORGANIZATION, continued

Neuberger Berman Investment Advisers LLC	Franklin Mutual Advisers, LLC
Neuberger Berman	Franklin Templeton
*Regency	*Global Discovery
*Intrinsic	(Commenced April 14, 2016)
(Commenced August 24, 2016)	*Small Cap
*Growth	(Commenced April 11, 2016)
(Commenced September 20, 2016)
Templeton Investment Counsel, LLC
T. Rowe Price Associates, Inc.	Franklin Templeton
T. Rowe	*Foreign
*Blue Chip	(Commenced April 13, 2016)

Pacific Investment Management	AllianceBernstein L.P.
Company LLC	AllianceBernstein
Pimco	*Growth and Income
*Total Return	(Commenced August 11, 2016)
*Low Duration
*Short Term	Capital Research and Management Company (SM)
(Commenced May 9, 2016)	American Funds
*Emerging	*Managed
(Commenced August 24, 2016)	(Commenced April 6, 2016)
*Low Duration Adv.	*Blue Chip
(Commenced April 14, 2016)	(Commenced March 14, 2016)
*Real Return	*Global
(Commenced May 9, 2016)	(Commenced April 14, 2016)
*Commodity	*Growth
(Commenced April 4, 2016)	(Commenced March 31, 2016)
*International
ALPS Advisors, Inc.	(Commenced March 14, 2016)
Ibbotson	*New World
*Balanced	(Commenced April 11, 2016)
*Growth	*Growth-Income
*Income	(Commenced March 14, 2016)
*Asset
Franklin Advisers, Inc.	(Commenced March 31, 2016)
Franklin Templeton
*Global Bond
*Income
(Commenced April 11, 2016)

FS-77

1. ORGANIZATION, continued

Columbia Management Investment	Janus Capital Management LLC
Advisers, LLC	Janus
Columbia	*Flexible
*Strategic	(Commenced March 14, 2016)
(Commenced March 28, 2016)
*Emerging	Putnam Investment Management, LLC
(Commenced May 9, 2016)	Putnam
*International	*Health
(Commenced July 22, 2016)	(Commenced March 28, 2016)
*Smaller-Cap (formerly Columbia Variable	*Asset
Portfolio - Select Smaller-Cap Value	(Commenced December 19, 2016)
Fund Portfolio, Class 2)
(Commenced May 20, 2016)	Van Eck Associates Corporation
*Mid Cap (formerly Columbia Variable	VanEck
Portfolio - Mid Cap Value Fund Portfolio,	*Gold
Class 2)	(Commenced April 13, 2016)
(Commenced March 28, 2016)	*Hard Assets
*High Yield	(Commenced April 13, 2016)
(Commenced April 4, 2016)
*Large Core
(Commenced March 14, 2016)

Ivy Investment Management Company
Ivy
*Strategy
(Commenced September 28, 2017)
*Balanced
(Commenced March 14, 2016)
*Energy
(Commenced April 14, 2016)
*Small Cap Value
(Commenced May 9, 2016)
*Science
(Commenced April 13, 2016)
*Mid Cap Growth
(Commenced May 13, 2016)
*International
(Commenced April 29, 2016)
*Global
(Commenced June 27, 2016)
*High Income
(Commenced May 9, 2016)

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-78

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-79

3. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2019 and 2018, as follows:

Sub-Advisor Fee %
Summit:
S&P MidCap	.050
Russell Small Cap	.050
Nasdaq-100 Index	.050
S&P 500.050
Barclays	.050
Growth	.050
Mod. Growth	.050
Moderate	.050

FS-80

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2019 were as follows:

	Purchases	Sales
Fidelity:
Equity-Income IC	$1,774,166	$2,439,751
Equity-Income SC	191,618	167,094
Equity-Income SC2	1,574,812	1,573,220
Growth IC	1,238,891	2,161,367
Growth SC	199,707	313,977
Growth SC2	1,067,760	1,785,802
High Income IC	1,183,872	1,047,578
High Income SC	66,196	164,255
High Income SC2	3,347,715	4,976,725
Overseas IC	255,258	483,437
Overseas SC	29,996	94,136
Overseas SC2	1,132,473	1,086,441
Asset Mgr. IC	565,565	1,072,513
Asset Mgr. SC	143,901	359,618
Asset Mgr. SC2	241,686	307,743
Inv. Bond IC	548,533	1,053,982
Inv. Bond SC2	4,806,834	9,329,982
Contrafund IC	2,294,068	1,869,022
Contrafund SC	566,018	442,358
Contrafund SC2	4,195,744	4,075,560
Asset Mgr. Gr. IC	72,931	81,717
Asset Mgr. Gr. SC	8,290	4,010
Asset Mgr. Gr. SC2	81,654	106,934
Mid Cap SC2	690,477	615,448
Money Market	11,582,906	16,351,260
Money Market SC2	1,281,528	726,554
Index 500 SC2	742,496	308,479
Strategic SC2	162,597	38,713

Alger:
Balanced	497,790	713,774

MFS:
Utilities	1,586,901	4,373,142
New Discovery	2,891,084	1,609,303
Total Return	834,307	1,075,719
Growth SC	113,749	82,955
New Discovery SC	248,028	62,477
Utilities SC	606,562	161,147
Strategic	350,937	993,413
Research	2,079,495	4,434,941

FS-81

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
MFS, continued:
Blended Core SC	$12,033	$388
Corporate SC	197,847	101,468
Government SC	187,483	164,310
Growth Allocation SC	70,857	11,164
Moderate SC	131,548	91,038
Conservative SC	52,702	15,993
Blended Small Cap SC	229,978	6,146

Van Kampen:
Emerging Markets	2,714,112	3,236,576
Intl. Magnum	318,545	373,967
U.S. Real Estate	4,738,218	6,617,306
Global II	10,686	59,555
Core Plus Fixed II	261,281	46,977

Calvert:
Balanced	1,011,945	850,583
Mid Cap	193,057	231,753
Balanced F	95,435	17,557

American Century:
Income & Growth	6,047,220	5,633,841
Mid Cap Value	1,696,798	1,434,925
Inc. & Growth II	112,723	138,699

AIM:
Intl. Growth	1,159,887	1,668,133
Global	514,306	467,343
Global Value	330,712	508,235
Mid Cap Growth	1,453,731	1,033,774
Diversified	168,025	73,170
Value	14,536	16,794
Real Estate	550,643	138,429

Summit:
S&P MidCap	5,958,503	8,057,862
Russell Small Cap	4,288,397	4,979,166
Nasdaq-100 Index	2,654,475	8,532,905
EAFE Intl.	2,029,410	5,896,570
S&P 500	13,822,443	22,688,200
Barclays	5,724,249	11,465,298
Growth	5,225,678	27,908,361
Mod. Growth	3,105,478	9,718,929
Moderate	2,320,380	8,529,462

Third Avenue:
Value	430,258	1,164,960

FS-82

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Dreyfus:
MidCap	$381,258	$719,486
Small Cap	199,263	168,476

Scudder:
Small Mid Value	351,657	617,908
Thematic	233,101	162,331
Alternative	4,369	1,528

Neuberger Berman:
Regency	788,005	791,624
Intrinsic	46,752	58,334
Growth	108,877	153,790

T. Rowe:
Blue Chip	2,657,935	8,711,365

Pimco:
Total Return	1,272,881	2,668,445
Low Duration	1,073,210	1,293,180
Short Term	12,073	10,782
Emerging	21,733	31,484
Low Duration Adv.	68,762	45,408
Real Return	374,958	167,224
Commodity	3,348	12,392

Ibbotson:
Balanced	50,193	421,919
Growth	133,638	428,469
Income	204,616	519,026

Franklin Templeton:
Global Bond	5,149,512	2,547,820
Income	554,606	283,649
Global Discovery	9,761	4,191
Small Cap	93,002	44,032
Foreign	17,759	4,377

AllianceBernstein:
Growth and Income	151,831	4,225

American Funds:
Managed	22,627,410	661,093
Blue Chip	585,865	274,102
Global	169,341	30,942
Growth	496,966	247,883

FS-83

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
American Funds, continued:
International	$177,479	$58,708
New World	51,415	93,961
Growth-Income	395,794	116,646
Asset	692,393	87,299

Columbia:
Strategic	119,842	5,871
Emerging	27,753	14,102
International	6,233	816
Smaller-Cap	10,474	2,601
Mid Cap	99,857	137,468
High Yield	83,039	64,811
Large Core	176,690	10,497

Ivy:
Strategy	348	54
Balanced	337,001	160,618
Energy	59,451	37,965
Small Cap Value	117,126	104,144
Science	309,103	62,931
Mid Cap Growth	203,311	117,030
International	20,773	57,318
Global	50,455	16,332
High Income	96,089	28,821

Janus:
Flexible	77,488	25,199

Putnam:
Health	10,034	5,689
Asset	85,237	2,566

Van Eck:
Gold	37,965	33,849
Hard Assets	33,930	22,680

FS-84

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2019, these fees range between .95 percent and 1.40 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $50 per policy annually, or as rider charges taken as a percent of net assets of .10 to 1.50 percent annualized, depending on the product and options selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-85

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Equity-Income IC
2019	68.28	119.08	183,141	17,430,133	1.98	1.25	1.40	25.68	25.86
2018	54.33	94.61	204,296	15,498,182	2.18	1.25	1.40	(9.57)	(9.44)
2017	60.08	104.47	231,829	19,531,725	1.67	1.25	1.40	11.33	11.50
2016	53.96	93.69	260,510	19,630,459	2.24	1.25	1.40	16.38	16.56
2015	46.37	80.39	302,458	19,671,493	3.09	1.25	1.40	(5.30)	(5.15)

Equity-Income SC
2019	73.51	73.51	28,498	2,094,823	1.91	0.95	0.95	26.12	26.12
2018	58.28	58.28	30,265	1,763,917	2.18	0.95	0.95	(9.27)	(9.27)
2017	64.24	64.24	32,675	2,098,897	1.61	0.95	0.95	11.74	11.74
2016	57.48	57.48	38,337	2,203,813	2.26	0.95	0.95	16.79	16.79
2015	49.22	49.22	43,836	2,157,593	3.01	0.95	0.95	(4.99)	(4.99)

Equity-Income SC2
2019	60.77	60.77	169,085	10,274,986	1.82	0.95	0.95	25.91	25.91
2018	48.26	48.26	182,095	8,788,585	2.01	0.95	0.95	(9.40)	(9.40)
2017	53.27	53.27	207,740	11,067,110	1.44	0.95	0.95	11.59	11.59
2016	47.74	47.74	235,326	11,234,559	2.13	0.95	0.95	16.60	16.60
2015	40.94	40.94	261,436	10,704,226	2.89	0.95	0.95	(5.14)	(5.14)

Growth IC
2019	132.52	189.03	115,701	19,796,568	0.26	1.25	1.40	32.45	32.65
2018	100.05	142.50	127,978	16,500,025	0.24	1.25	1.40	(1.56)	(1.41)
2017	101.64	144.54	144,233	18,898,196	0.22	1.25	1.40	33.27	33.46
2016	76.27	108.30	159,464	15,687,510	0.04	1.25	1.40	(0.60)	(0.45)
2015	76.73	108.79	175,308	17,426,211	0.26	1.25	1.40	5.69	5.85

Growth SC
2019	142.67	142.67	17,103	2,440,117	0.16	0.95	0.95	32.92	32.92
2018	107.34	107.34	19,000	2,039,403	0.14	0.95	0.95	(1.22)	(1.22)
2017	108.66	108.66	22,302	2,423,403	0.13	0.95	0.95	33.73	33.73
2016	81.25	81.25	26,695	2,169,100	-	0.95	0.95	(0.24)	(0.24)
2015	81.45	81.45	32,033	2,608,938	0.16	0.95	0.95	6.04	6.04

Growth SC2
2019	107.29	107.29	63,508	6,813,826	0.06	0.95	0.95	32.71	32.71
2018	80.84	80.84	74,805	6,047,544	0.04	0.95	0.95	(1.38)	(1.38)
2017	81.97	81.97	83,467	6,841,955	0.08	0.95	0.95	33.55	33.55
2016	61.38	61.38	85,475	5,246,407	-	0.95	0.95	(0.40)	(0.40)
2015	61.63	61.63	87,866	5,414,750	0.03	0.95	0.95	5.90	5.90

FS-86

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
High Income IC
2019	22.01	53.76	127,634	4,570,348	4.89	1.25	1.40	13.51	13.68
2018	19.39	47.29	131,960	4,044,354	5.33	1.25	1.40	(4.63)	(4.49)
2017	20.33	49.51	144,880	4,615,295	4.82	1.25	1.40	5.46	5.61
2016	19.28	46.88	165,078	5,076,284	5.05	1.25	1.40	13.02	13.19
2015	17.06	41.42	166,523	4,411,131	5.57	1.25	1.40	(4.96)	(4.82)

High Income SC
2019	23.69	23.69	40,821	967,001	4.93	0.95	0.95	13.84	13.84
2018	20.81	20.81	46,899	975,958	5.40	0.95	0.95	(4.51)	(4.51)
2017	21.79	21.79	52,897	1,152,810	5.09	0.95	0.95	6.06	6.06
2016	20.55	20.55	64,953	1,334,616	4.37	0.95	0.95	13.29	13.29
2015	18.14	18.14	76,452	1,386,580	5.25	0.95	0.95	(4.66)	(4.66)

High Income SC2
2019	18.04	18.04	2,849,273	51,393,136	5.04	0.95	0.95	13.69	13.69
2018	15.87	15.87	3,065,403	48,634,957	5.39	0.95	0.95	(4.54)	(4.54)
2017	16.62	16.62	3,351,309	55,700,167	5.24	0.95	0.95	5.91	5.91
2016	15.69	15.69	3,452,750	54,184,986	5.13	0.95	0.95	13.09	13.09
2015	13.88	13.88	3,821,490	53,029,004	5.78	0.95	0.95	(4.77)	(4.77)

Overseas IC
2019	38.62	46.92	98,879	4,520,509	1.71	1.25	1.40	25.99	26.18
2018	30.65	37.18	108,692	3,940,416	1.50	1.25	1.40	(16.00)	(15.87)
2017	36.49	44.20	117,494	5,066,539	1.38	1.25	1.40	28.49	28.68
2016	28.40	34.35	135,530	4,536,506	1.40	1.25	1.40	(6.38)	(6.24)
2015	30.33	36.63	150,409	5,372,672	1.31	1.25	1.40	2.19	2.34

Overseas SC
2019	41.95	41.95	13,594	570,299	1.55	0.95	0.95	26.47	26.47
2018	33.17	33.17	15,900	527,431	1.42	0.95	0.95	(15.69)	(15.69)
2017	39.35	39.35	17,167	675,446	1.29	0.95	0.95	28.88	28.88
2016	30.53	30.53	20,552	627,439	1.27	0.95	0.95	(6.02)	(6.02)
2015	32.48	32.48	28,296	919,149	1.26	0.95	0.95	2.51	2.51

Overseas SC2
2019	32.39	32.39	259,055	8,391,716	1.52	0.95	0.95	26.30	26.30
2018	25.65	25.65	267,901	6,871,239	1.32	0.95	0.95	(15.86)	(15.86)
2017	30.48	30.48	283,411	8,639,476	1.16	0.95	0.95	28.77	28.77
2016	23.67	23.67	325,571	7,707,564	1.23	0.95	0.95	(6.16)	(6.16)
2015	25.23	25.23	339,094	8,554,812	1.15	0.95	0.95	2.32	2.32

FS-87

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Asset Mgr. IC
2019	37.51	59.31	145,777	8,149,931	1.73	1.25	1.40	16.61	16.78
2018	32.17	50.78	162,714	7,789,693	1.63	1.25	1.40	(6.67)	(6.53)
2017	34.47	54.33	182,539	9,378,511	1.82	1.25	1.40	12.53	12.69
2016	30.63	48.21	212,961	9,708,074	1.36	1.25	1.40	1.64	1.79
2015	30.14	47.36	254,733	11,433,176	1.51	1.25	1.40	(1.25)	(1.10)

Asset Mgr. SC
2019	40.32	40.32	35,814	1,443,988	1.57	0.95	0.95	17.05	17.05
2018	34.45	34.45	43,467	1,497,330	1.55	0.95	0.95	(6.34)	(6.34)
2017	36.78	36.78	49,563	1,822,802	1.69	0.95	0.95	12.87	12.87
2016	32.58	32.58	57,827	1,884,257	1.40	0.95	0.95	2.04	2.04
2015	31.93	31.93	61,290	1,957,198	1.46	0.95	0.95	(0.92)	(0.92)

Asset Mgr. SC2
2019	31.80	31.80	59,260	1,884,410	1.55	0.95	0.95	16.90	16.90
2018	27.20	27.20	64,478	1,753,915	1.48	0.95	0.95	(6.51)	(6.51)
2017	29.10	29.10	66,686	1,940,293	1.49	0.95	0.95	12.67	12.67
2016	25.82	25.82	96,779	2,499,140	1.29	0.95	0.95	1.87	1.87
2015	25.35	25.35	94,886	2,405,277	1.37	0.95	0.95	(1.00)	(1.00)

Inv. Bond IC
2019	26.11	28.73	251,075	7,638,571	2.70	0.95	1.40	8.15	8.63
2018	24.14	26.45	272,789	7,646,677	2.33	0.95	1.40	(1.92)	(1.47)
2017	24.61	26.85	322,672	9,171,711	2.38	0.95	1.40	2.78	3.24
2016	23.95	26.00	347,652	9,603,403	2.28	0.95	1.40	3.29	3.75
2015	23.19	25.06	376,115	10,077,759	2.65	0.95	1.40	(1.97)	(1.53)

Inv. Bond SC2
2019	13.71	23.77	3,715,232	86,492,882	2.51	0.95	1.00	8.32	8.37
2018	12.66	21.93	3,959,888	85,403,121	2.23	0.95	1.00	(1.78)	(1.73)
2017	12.89	22.32	4,291,714	94,489,089	2.23	0.95	1.00	2.96	3.01
2016	12.51	21.67	4,221,830	90,794,587	2.30	0.95	1.00	1.94	3.49
2015	20.94	20.94	3,998,481	83,711,805	3.71	0.95	0.95	(1.78)	(1.78)

Contrafund IC
2019	94.80	105.66	194,063	19,787,559	0.46	1.25	1.40	29.75	29.95
2018	73.06	81.31	210,425	16,525,035	0.69	1.25	1.40	(7.68)	(7.54)
2017	79.14	87.94	234,415	19,923,892	0.99	1.25	1.40	20.19	20.37
2016	65.84	73.06	267,208	18,876,182	0.80	1.25	1.40	6.51	6.67
2015	61.82	68.49	314,685	20,863,861	1.00	1.25	1.40	(0.72)	(0.58)

FS-88

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund SC
2019	102.12	102.12	45,143	4,609,796	0.36	0.95	0.95	30.21	30.21
2018	78.42	78.42	48,697	3,818,993	0.59	0.95	0.95	(7.37)	(7.37)
2017	84.67	84.67	53,971	4,569,512	0.85	0.95	0.95	20.62	20.62
2016	70.19	70.19	69,194	4,857,015	0.71	0.95	0.95	6.89	6.89
2015	65.67	65.67	79,074	5,192,500	0.89	0.95	0.95	(0.39)	(0.39)

Contrafund SC2
2019	51.34	86.52	373,853	30,500,014	0.21	0.95	1.00	29.97	30.04
2018	39.50	66.54	411,654	26,005,652	0.43	0.95	1.00	(7.57)	(7.53)
2017	42.74	71.95	454,228	31,289,725	0.77	0.95	1.00	20.38	20.44
2016	35.50	59.74	499,467	29,371,559	0.61	0.95	1.00	6.71	10.57
2015	55.98	55.98	548,470	30,703,124	0.64	0.95	0.95	(0.53)	(0.53)

Asset Mgr. Gr. IC
2019	33.12	42.11	28,839	1,112,903	1.56	1.25	1.40	21.13	21.31
2018	27.34	34.72	30,735	979,544	1.35	1.25	1.40	(8.93)	(8.80)
2017	30.02	38.07	34,597	1,210,801	1.18	1.25	1.40	17.08	17.26
2016	25.64	32.46	40,783	1,222,969	1.38	1.25	1.40	1.05	1.19
2015	25.37	32.08	44,393	1,318,017	1.14	1.25	1.40	(1.31)	(1.16)

Asset Mgr. Gr. SC
2019	35.52	35.52	3,646	129,475	1.50	0.95	0.95	21.50	21.50
2018	29.23	29.23	3,730	109,021	1.35	0.95	0.95	(8.63)	(8.63)
2017	31.99	31.99	4,074	130,321	1.21	0.95	0.95	17.58	17.58
2016	27.21	27.21	7,427	202,085	1.32	0.95	0.95	1.38	1.38
2015	26.84	26.84	9,713	260,670	1.06	0.95	0.95	(0.97)	(0.97)

Asset Mgr. Gr. SC2
2019	28.24	28.24	24,044	679,075	1.29	0.95	0.95	21.34	21.34
2018	23.28	23.28	26,473	616,176	1.17	0.95	0.95	(8.76)	(8.76)
2017	25.51	25.51	27,001	688,788	0.97	0.95	0.95	17.38	17.38
2016	21.73	21.73	35,894	780,080	1.17	0.95	0.95	1.21	1.21
2015	21.47	21.47	37,287	800,645	1.27	0.95	0.95	(1.13)	(1.13)

Mid Cap SC2
2019	57.48	60.28	78,476	4,365,591	0.67	0.95	1.40	21.47	22.01
2018	47.33	49.40	85,143	3,924,214	0.39	0.95	1.40	(15.96)	(15.58)
2017	56.31	58.52	91,565	5,054,658	0.50	0.95	1.40	18.87	19.40
2016	47.37	49.01	83,095	3,991,672	0.24	0.95	1.40	10.37	10.87
2015	42.92	44.21	143,219	6,330,803	0.25	0.95	1.40	(2.99)	(2.56)

FS-89

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Money Market
2019	0.96	0.99	11,274,789	11,040,862	2.01	0.95	1.40	0.60	1.05
2018	0.95	0.98	16,313,597	15,809,216	1.64	0.95	1.40	0.24	0.69
2017	0.95	0.97	15,299,003	14,760,142	0.66	0.95	1.40	(0.72)	(0.27)
2016	0.96	0.97	21,027,826	20,367,242	0.20	0.95	1.40	(1.19)	(0.74)
2015	0.97	0.98	25,435,279	24,848,474	0.03	0.95	1.40	(1.36)	(0.92)

Money Market SC2
2019	1.00	1.00	803,081	800,253	1.68	1.00	1.00	0.75	0.75
2018	0.99	0.99	247,998	245,279	1.41	1.00	1.00	0.39	0.39
2017	0.99	0.99	167,733	165,257	0.39	1.00	1.00	(0.57)	(0.57)
2016	0.99	0.99	506,725	502,099	0.01	1.00	1.00	(0.62)	(0.62)
2015	-	-	-	-	-	-	-	-	-

Index 500 SC2
2019	332.09	332.09	20,649	6,857,332	1.78	1.00	1.00	29.72	29.72
2018	256.00	256.00	19,668	5,035,099	1.63	1.00	1.00	(5.68)	(5.68)
2017	271.42	271.42	12,850	3,487,699	1.89	1.00	1.00	20.21	20.21
2016	225.80	225.80	6,967	1,573,255	2.69	1.00	1.00	11.55	11.55
2015	-	-	-	-	-	-	-	-	-

Strategic SC2
2019	12.64	12.64	35,087	443,349	4.05	1.00	1.00	9.56	9.56
2018	11.53	11.53	26,290	303,214	3.89	1.00	1.00	(3.79)	(3.79)
2017	11.99	11.99	20,641	247,439	3.58	1.00	1.00	6.48	6.48
2016	11.26	11.26	9,979	112,351	6.55	1.00	1.00	2.52	2.52
2015	-	-	-	-	-	-	-	-	-

Alger:
Balanced
2019	31.64	34.80	161,018	6,399,968	1.47	0.95	1.40	17.85	18.38
2018	26.85	29.40	171,048	5,767,028	3.87	0.95	1.40	(4.67)	(4.24)
2017	28.16	30.70	197,821	7,061,146	2.88	0.95	1.40	13.85	14.36
2016	24.74	26.85	214,601	6,655,089	1.78	0.95	1.40	7.01	7.49
2015	23.12	24.98	257,438	7,480,339	2.00	0.95	1.40	0.06	0.51

MFS:
Utilities
2019	89.89	98.98	313,720	28,824,613	3.96	0.95	1.40	23.33	23.89
2018	72.88	79.89	356,620	26,519,980	1.11	0.95	1.40	(0.35)	0.10
2017	73.14	79.81	384,980	28,669,617	4.22	0.95	1.40	13.24	13.75
2016	64.59	70.16	449,524	29,495,452	3.84	0.95	1.40	9.93	10.42
2015	58.75	63.54	499,129	29,827,253	4.19	0.95	1.40	(15.70)	(15.32)

FS-90

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
New Discovery
2019	53.58	58.63	167,037	9,543,670	-	0.95	1.40	39.74	40.36
2018	38.34	41.77	170,170	6,939,604	-	0.95	1.40	(2.85)	(2.41)
2017	39.47	42.80	186,028	7,782,280	-	0.95	1.40	24.91	25.46
2016	31.60	34.12	199,394	6,647,061	-	0.95	1.40	7.54	8.02
2015	29.38	31.58	216,618	6,685,386	-	0.95	1.40	(3.25)	(2.81)

Total Return
2019	32.75	36.53	189,010	6,851,729	2.31	0.95	1.40	18.72	19.25
2018	27.59	30.63	203,707	6,203,249	2.14	0.95	1.40	(6.93)	(6.51)
2017	29.64	32.76	240,837	7,844,416	2.35	0.95	1.40	10.75	11.24
2016	26.76	29.45	253,655	7,436,005	2.93	0.95	1.40	7.58	8.07
2015	24.88	27.25	252,440	6,854,290	2.66	0.95	1.40	(1.75)	(1.31)

Growth SC
2019	71.03	71.03	10,354	735,470	-	1.00	1.00	36.41	36.41
2018	52.07	52.07	10,681	556,204	-	1.00	1.00	1.39	1.39
2017	51.36	51.36	7,031	361,098	-	1.00	1.00	29.79	29.79
2016	39.57	39.57	3,636	143,868	-	1.00	1.00	2.08	2.08
2015	-	-	-	-	-	-	-	-	-

New Discovery SC
2019	26.52	26.52	29,080	771,101	-	1.00	1.00	39.87	39.87
2018	18.96	18.96	26,412	500,700	-	1.00	1.00	(2.70)	(2.70)
2017	19.48	19.48	17,414	339,267	-	1.00	1.00	25.08	25.08
2016	15.58	15.58	1,550	24,141	-	1.00	1.00	12.06	12.06
2015	-	-	-	-	-	-	-	-	-

Utilities SC
2019	38.75	38.75	42,454	1,645,000	4.08	1.00	1.00	23.56	23.56
2018	31.36	31.36	31,431	985,658	0.88	1.00	1.00	(0.20)	(0.20)
2017	31.42	31.42	29,210	917,789	4.64	1.00	1.00	13.36	13.36
2016	27.72	27.72	11,341	314,348	4.42	1.00	1.00	4.69	4.69
2015	-	-	-	-	-	-	-	-	-

Strategic
2019	12.06	12.41	304,489	3,757,696	3.38	0.95	1.40	10.05	10.55
2018	10.96	11.22	366,492	4,093,648	3.91	0.95	1.40	(3.35)	(2.92)
2017	11.34	11.56	436,351	5,024,388	4.59	0.95	1.40	4.77	5.24
2016	10.82	10.99	511,968	5,607,460	3.08	0.95	1.40	6.74	7.22
2015	10.14	10.25	578,034	5,911,609	5.68	0.95	1.40	(3.21)	(2.78)

FS-91

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Research
2019	18.70	19.11	1,781,630	34,028,582	1.46	0.95	1.40	26.25	26.84
2018	14.81	15.07	2,003,314	30,171,994	1.48	0.95	1.40	(15.34)	(14.94)
2017	17.50	17.71	2,012,074	35,630,738	1.83	0.95	1.40	26.52	27.08
2016	13.83	13.94	2,316,319	32,280,387	1.69	0.95	1.40	(2.08)	(1.64)
2015	14.12	14.17	2,167,785	30,716,314	1.81	0.95	1.40	(9.12)	(8.81)

Blended Core SC
2019	71.71	71.71	436	31,230	1.13	1.00	1.00	27.59	27.59
2018	56.20	56.20	280	15,745	1.16	1.00	1.00	(8.91)	(8.91)
2017	61.69	61.69	276	17,026	1.36	1.00	1.00	19.28	19.28
2016	51.72	51.72	191	9,881	1.30	1.00	1.00	7.16	7.16
2015	-	-	-	-	-	-	-	-	-

Corporate SC
2019	13.20	13.20	49,328	651,113	3.54	1.00	1.00	13.32	13.32
2018	11.65	11.65	43,385	505,350	3.64	1.00	1.00	(4.27)	(4.27)
2017	12.17	12.17	34,844	423,980	3.75	1.00	1.00	5.06	5.06
2016	11.58	11.58	21,938	254,084	4.79	1.00	1.00	2.81	2.81
2015	-	-	-	-	-	-	-	-	-

Government SC
2019	13.30	13.30	104,208	1,385,848	2.78	1.00	1.00	5.29	5.29
2018	12.63	12.63	103,953	1,312,949	3.03	1.00	1.00	(0.83)	(0.83)
2017	12.74	12.74	112,303	1,430,285	3.01	1.00	1.00	1.02	1.02
2016	12.61	12.61	95,080	1,198,748	1.25	1.00	1.00	(2.50)	(2.50)
2015	-	-	-	-	-	-	-	-	-

Growth Allocation SC
2019	16.58	16.58	23,353	387,293	2.03	1.00	1.00	25.41	25.41
2018	13.22	13.22	21,817	288,510	1.55	1.00	1.00	(6.40)	(6.40)
2017	14.13	14.13	17,104	241,660	1.19	1.00	1.00	18.33	18.33
2016	11.94	11.94	2,049	24,466	2.22	1.00	1.00	3.01	3.01
2015	-	-	-	-	-	-	-	-	-

Moderate SC
2019	17.09	17.09	79,131	1,352,708	2.26	1.00	1.00	20.69	20.69
2018	14.16	14.16	83,325	1,180,207	1.95	1.00	1.00	(5.08)	(5.08)
2017	14.92	14.92	78,857	1,176,749	1.78	1.00	1.00	14.09	14.09
2016	13.08	13.08	61,627	806,039	0.72	1.00	1.00	0.74	0.74
2015	-	-	-	-	-	-	-	-	-

FS-92

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Conservative SC
2019	14.06	14.06	10,931	153,679	2.37	1.00	1.00	15.32	15.32
2018	12.19	12.19	8,691	105,953	2.04	1.00	1.00	(3.89)	(3.89)
2017	12.68	12.68	7,441	94,383	1.78	1.00	1.00	10.14	10.14
2016	11.52	11.52	7,760	89,375	2.41	1.00	1.00	0.98	0.98
2015	-	-	-	-	-	-	-	-	-

Blended Small Cap SC
2019	19.13	19.13	16,805	321,523	0.33	1.00	1.00	25.10	25.10
2018	15.29	15.29	4,608	70,476	0.60	1.00	1.00	(6.30)	(6.30)
2017	16.32	16.32	5,056	82,521	0.71	1.00	1.00	13.56	13.56
2016	14.37	14.37	2,183	31,375	0.84	1.00	1.00	14.71	14.71
2015	-	-	-	-	-	-	-	-	-

Van Kampen:
Emerging Markets
2019	26.35	29.00	1,049,539	26,711,711	1.07	0.95	1.40	17.93	18.46
2018	22.34	24.48	1,146,784	24,658,140	0.45	0.95	1.40	(18.62)	(18.25)
2017	27.45	29.94	1,135,620	29,907,869	0.75	0.95	1.40	33.20	33.80
2016	20.61	22.38	1,303,586	25,646,586	0.47	0.95	1.40	5.26	5.73
2015	19.58	21.17	2,281,214	42,366,433	0.74	0.95	1.40	(11.93)	(11.53)

Intl. Magnum
2019	18.56	20.51	94,885	1,905,603	1.91	0.95	1.40	16.14	16.66
2018	15.98	17.58	102,772	1,772,785	1.16	0.95	1.40	(7.81)	(7.39)
2017	17.34	18.98	114,209	2,120,456	1.13	0.95	1.40	14.50	15.02
2016	15.14	16.51	122,331	1,976,704	-	0.95	1.40	4.11	4.58
2015	14.54	15.78	154,455	2,390,986	1.64	0.95	1.40	(7.69)	(7.28)

U.S. Real Estate
2019	53.95	59.35	1,166,379	65,092,376	1.86	0.95	1.40	17.29	17.82
2018	46.00	50.37	1,256,544	59,537,588	2.78	0.95	1.40	(9.00)	(8.59)
2017	50.55	55.11	1,363,290	70,683,539	1.52	0.95	1.40	1.68	2.14
2016	49.71	53.95	1,368,979	69,521,194	1.50	0.95	1.40	5.33	5.81
2015	47.19	50.99	414,791	19,985,853	1.33	0.95	1.40	0.75	1.21

Global II
2019	12.09	12.09	7,910	95,618	1.71	1.00	1.00	16.57	16.57
2018	10.37	10.37	12,934	134,121	1.01	1.00	1.00	(7.58)	(7.58)
2017	11.22	11.22	11,896	133,481	1.04	1.00	1.00	14.82	14.82
2016	9.77	9.77	11,485	112,235	-	1.00	1.00	0.59	0.59
2015	-	-	-	-	-	-	-	-	-

FS-93

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Van Kampen, continued:
Core Plus Fixed II
2019	11.64	11.65	18,524	215,768	1.01	0.95	1.00	2.20	3.20
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-
2015	-	-	-	-	-	-	-	-	-

Calvert:
Balanced
2019	4.11	4.49	1,419,539	6,110,659	1.57	0.95	1.40	22.68	23.23
2018	3.35	3.64	1,429,263	5,004,306	1.68	0.95	1.40	(4.03)	(3.59)
2017	3.49	3.78	1,700,996	6,196,032	1.98	0.95	1.40	10.45	10.95
2016	3.16	3.41	1,832,720	6,026,880	1.87	0.95	1.40	6.36	6.84
2015	2.99	3.19	1,916,822	5,910,336	0.11	0.95	1.40	(3.55)	(3.11)

Mid Cap
2019	72.67	79.35	30,613	2,300,344	0.44	0.95	1.40	29.54	30.12
2018	56.09	60.98	33,615	1,942,140	0.52	0.95	1.40	(5.76)	(5.33)
2017	59.52	64.42	37,698	2,301,526	0.66	0.95	1.40	10.11	10.61
2016	54.06	58.24	50,832	2,808,767	-	0.95	1.40	5.75	6.23
2015	51.12	54.83	58,339	3,039,103	-	0.95	1.40	(4.62)	(4.19)

Balanced F
2019	2.82	2.82	154,778	435,748	1.62	1.00	1.00	23.04	23.04
2018	2.29	2.29	131,417	300,686	2.32	1.00	1.00	(3.62)	(3.62)
2017	2.37	2.37	72,269	171,571	2.71	1.00	1.00	10.18	10.18
2016	2.15	2.15	23,424	50,475	3.41	1.00	1.00	4.62	4.62
2015	-	-	-	-	-	-	-	-	-

American Century:
Income & Growth
2019	17.01	18.66	2,743,359	51,753,850	2.07	0.95	1.40	22.23	22.78
2018	13.92	15.20	2,992,854	45,996,242	1.91	0.95	1.40	(8.17)	(7.75)
2017	15.16	16.47	3,337,117	55,604,549	2.36	0.95	1.40	18.82	19.35
2016	12.76	13.80	3,707,974	51,784,610	2.36	0.95	1.40	11.91	12.41
2015	11.40	12.28	4,665,192	58,014,276	2.31	0.95	1.40	(6.93)	(6.51)

Mid Cap Value
2019	28.14	36.25	302,260	10,934,634	2.06	0.95	1.40	27.35	27.93
2018	22.10	28.34	331,066	9,368,898	1.41	0.95	1.40	(14.05)	(13.66)
2017	25.71	32.82	353,491	11,583,584	1.55	0.95	1.40	10.15	10.64
2016	23.34	29.66	390,079	11,561,693	1.71	0.95	1.40	21.15	21.70
2015	19.26	24.38	253,980	6,189,842	1.66	0.95	1.40	(2.79)	(2.36)

FS-94

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Century, continued:
Inc. & Growth II
2019	12.89	12.89	57,075	735,534	1.83	1.00	1.00	22.52	22.52
2018	10.52	10.52	65,200	685,798	1.73	1.00	1.00	(8.12)	(8.12)
2017	11.45	11.45	50,884	582,523	2.27	1.00	1.00	19.11	19.11
2016	9.61	9.61	23,515	226,019	1.78	1.00	1.00	11.26	11.26
2015	-	-	-	-	-	-	-	-	-

AIM:
Intl. Growth
2019	44.02	46.11	222,832	10,285,478	1.55	0.95	1.40	26.79	27.36
2018	34.72	36.21	250,423	9,079,617	2.08	0.95	1.40	(16.16)	(15.78)
2017	41.41	42.99	256,063	11,026,092	1.41	0.95	1.40	21.30	21.85
2016	34.14	35.28	291,759	10,316,037	0.67	0.95	1.40	(1.83)	(1.39)
2015	34.78	35.78	1,038,514	37,298,764	1.39	0.95	1.40	(3.70)	(3.26)

Global
2019	22.75	23.85	123,310	2,940,788	4.59	0.95	1.40	21.29	21.84
2018	18.76	19.58	126,004	2,466,946	3.80	0.95	1.40	(7.46)	(7.04)
2017	20.27	21.06	135,938	2,863,122	3.08	0.95	1.40	11.49	11.99
2016	18.18	18.81	139,302	2,620,192	0.21	0.95	1.40	0.62	1.08
2015	18.07	18.61	2,326,173	43,424,893	3.71	0.95	1.40	(2.85)	(2.41)

Global Value
2019	23.33	25.77	145,633	3,416,459	1.38	0.95	1.40	23.46	24.02
2018	18.90	20.78	164,669	3,125,355	1.07	0.95	1.40	(16.50)	(16.12)
2017	22.63	24.78	183,063	4,142,299	1.12	0.95	1.40	21.20	21.75
2016	18.67	20.35	207,466	3,862,386	1.02	0.95	1.40	5.34	5.81
2015	17.73	19.23	236,132	4,159,037	1.32	0.95	1.40	(2.79)	(2.35)

Mid Cap Growth
2019	8.26	8.55	359,504	3,052,882	-	0.95	1.40	32.47	33.07
2018	6.24	6.43	356,917	2,280,825	-	0.95	1.40	(6.90)	(6.48)
2017	6.70	6.87	404,722	2,766,329	-	0.95	1.40	20.81	21.35
2016	5.54	5.66	408,287	2,302,834	-	0.95	1.40	(0.64)	(0.19)
2015	5.58	5.67	436,704	2,470,008	-	0.95	1.40	(0.20)	0.25

Diversified
2019	31.79	31.79	12,586	400,085	2.89	1.00	1.00	23.54	23.54
2018	25.73	25.73	10,483	269,747	2.19	1.00	1.00	(8.73)	(8.73)
2017	28.19	28.19	13,120	369,886	1.42	1.00	1.00	7.27	7.27
2016	26.28	26.28	8,612	226,336	1.35	1.00	1.00	10.02	10.02
2015	-	-	-	-	-	-	-	-	-

FS-95

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Value
2019	20.53	20.53	6,699	137,539	0.41	1.00	1.00	23.47	23.47
2018	16.63	16.63	7,288	121,191	0.22	1.00	1.00	(13.74)	(13.74)
2017	19.28	19.28	5,866	113,081	0.64	1.00	1.00	8.60	8.60
2016	17.75	17.75	3,103	55,075	0.13	1.00	1.00	7.01	7.01
2015	-	-	-	-	-	-	-	-	-

Real Estate
2019	20.17	20.17	36,632	738,912	3.79	1.00	1.00	21.43	21.43
2018	16.61	16.61	15,883	263,842	3.60	1.00	1.00	(7.27)	(7.27)
2017	17.91	17.91	18,435	330,238	3.65	1.00	1.00	11.61	11.61
2016	16.05	16.05	9,435	151,431	1.61	1.00	1.00	(3.23)	(3.23)
2015	-	-	-	-	-	-	-	-	-

Summit:
S&P MidCap
2019	43.27	47.04	1,489,617	69,037,353	1.16	0.95	1.40	24.09	24.64
2018	34.87	37.74	1,650,064	61,342,574	1.13	0.95	1.40	(12.57)	(12.17)
2017	39.88	42.97	1,812,957	76,657,048	0.70	0.95	1.40	14.29	14.80
2016	34.89	37.43	2,021,433	74,431,032	0.43	0.95	1.40	18.60	19.13
2015	29.42	31.42	2,173,826	67,208,745	0.09	0.95	1.40	(4.03)	(3.60)

Russell Small Cap
2019	29.25	33.25	1,327,973	42,427,196	0.92	0.95	1.40	23.34	23.89
2018	23.72	26.83	1,453,099	37,509,194	1.04	0.95	1.40	(12.47)	(12.07)
2017	27.10	30.52	1,599,906	46,994,619	0.77	0.95	1.40	12.79	13.30
2016	24.02	26.94	1,744,150	45,231,091	0.59	0.95	1.40	19.24	19.78
2015	20.15	22.49	1,586,809	34,334,447	0.15	0.95	1.40	(6.51)	(6.09)

Nasdaq-100 Index
2019	19.86	21.63	2,378,028	52,075,469	0.51	0.95	1.40	36.79	37.47
2018	14.52	15.74	2,727,974	43,477,405	0.54	0.95	1.40	(1.86)	(1.41)
2017	14.79	15.96	3,142,022	50,805,407	0.48	0.95	1.40	30.52	31.11
2016	11.33	12.17	3,634,153	44,819,211	0.55	0.95	1.40	5.12	5.59
2015	10.78	11.53	3,175,477	37,075,052	0.05	0.95	1.40	7.56	8.04

EAFE Intl.
2019	100.90	106.31	503,516	53,759,585	2.64	0.95	1.40	19.47	20.12
2018	84.45	88.51	550,619	48,947,533	3.27	0.95	1.40	(14.75)	(14.40)
2017	99.06	103.39	561,151	58,278,952	2.48	0.95	1.40	23.04	23.59
2016	80.52	83.66	644,337	54,153,033	2.63	0.95	1.40	(0.93)	(0.49)
2015	81.27	84.07	837,422	70,739,789	0.25	0.95	1.40	(2.98)	(2.54)

FS-96

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
S&P 500
2019	220.99	232.23	728,486	167,938,678	1.76	0.95	1.40	29.33	29.91
2018	170.87	178.76	825,622	146,692,175	1.88	0.95	1.40	(6.06)	(5.64)
2017	181.90	189.43	936,639	176,543,615	1.43	0.95	1.40	19.78	20.32
2016	151.85	157.44	1,068,813	167,601,224	1.55	0.95	1.40	10.03	10.52
2015	138.01	142.45	708,560	100,635,904	0.20	0.95	1.40	(0.42)	0.03

Barclays
2019	62.81	65.58	1,443,493	94,851,133	3.13	0.95	1.40	6.93	7.39
2018	58.74	61.07	1,565,627	95,805,171	3.11	0.95	1.40	(1.77)	(1.31)
2017	59.80	61.88	1,721,351	106,737,054	2.79	0.95	1.40	2.06	2.52
2016	58.59	60.36	1,718,839	103,962,290	2.71	0.95	1.40	1.17	1.62
2015	57.91	59.39	2,033,508	121,047,434	0.14	0.95	1.40	(1.35)	(0.90)

Growth
2019	20.71	20.82	6,914,702	143,773,240	1.33	0.95	1.00	18.04	18.10
2018	17.54	17.63	8,113,526	142,889,021	1.12	0.95	1.00	(8.42)	(8.38)
2017	19.15	19.24	7,699,380	148,045,928	1.18	0.95	1.00	15.77	15.83
2016	16.55	16.61	7,300,497	121,236,913	-	0.95	1.00	4.57	4.77
2015	15.89	15.89	6,675,015	106,034,982	1.32	0.95	0.95	(4.42)	(4.42)

Mod. Growth
2019	20.08	20.49	3,658,866	75,547,277	1.43	0.95	1.40	16.97	17.45
2018	17.16	17.45	4,063,912	71,465,285	1.23	0.95	1.40	(7.97)	(7.57)
2017	18.65	18.88	4,277,680	81,428,787	1.20	0.95	1.40	12.99	13.47
2016	16.51	16.64	4,174,444	70,077,810	0.14	0.95	1.40	5.26	5.77
2015	15.68	15.89	3,472,560	55,176,198	1.22	0.95	1.40	(5.88)	(3.21)

Moderate
2019	19.66	20.09	4,511,397	90,423,044	1.55	0.95	1.40	15.39	15.91
2018	17.03	17.33	4,898,172	84,706,330	1.36	0.95	1.40	(7.05)	(6.62)
2017	18.32	18.56	5,277,389	97,739,199	1.30	0.95	1.40	10.61	11.11
2016	16.57	16.70	5,427,565	90,517,922	0.03	0.95	1.40	5.13	5.60
2015	15.76	15.82	5,011,071	79,162,411	1.35	0.95	1.40	(2.35)	(2.15)

Third Avenue:
Value
2019	30.93	33.62	269,554	8,983,240	0.27	0.95	1.40	10.90	11.40
2018	27.89	30.18	290,093	8,683,055	1.84	0.95	1.40	(21.45)	(21.10)
2017	35.51	38.25	324,515	12,328,749	0.82	0.95	1.40	12.02	12.52
2016	31.70	33.99	378,692	12,810,022	0.80	0.95	1.40	10.67	11.16
2015	28.64	30.58	457,181	13,956,071	3.27	0.95	1.40	(10.15)	(9.75)

FS-97

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Dreyfus:
MidCap
2019	40.71	43.97	88,468	3,350,989	0.41	0.95	1.40	18.19	18.73
2018	34.46	37.04	103,357	3,341,299	0.34	0.95	1.40	(16.86)	(16.49)
2017	41.45	44.35	110,869	4,386,954	0.86	0.95	1.40	13.45	13.96
2016	36.54	38.92	107,881	4,022,203	0.83	0.95	1.40	13.61	14.12
2015	32.16	34.10	108,426	3,707,000	0.44	0.95	1.40	(3.87)	(3.44)

Small Cap
2019	25.26	25.26	35,637	900,180	0.88	1.00	1.00	21.00	21.00
2018	20.88	20.88	37,457	781,943	0.75	1.00	1.00	(9.88)	(9.88)
2017	23.17	23.17	32,282	747,810	0.60	1.00	1.00	11.29	11.29
2016	20.81	20.81	19,771	411,539	-	1.00	1.00	25.34	25.34
2015	-	-	-	-	-	-	-	-	-

Scudder:
Small Mid Value
2019	21.22	22.35	103,124	2,293,928	0.74	0.95	1.40	19.83	20.37
2018	17.70	18.57	124,080	2,296,544	1.37	0.95	1.40	(17.19)	(16.81)
2017	21.38	22.32	148,837	3,315,028	0.75	0.95	1.40	9.00	9.48
2016	19.61	20.39	171,980	3,499,964	0.62	0.95	1.40	15.27	15.79
2015	17.02	17.61	205,086	3,608,162	0.28	0.95	1.40	(3.27)	(2.84)

Thematic
2019	14.15	14.91	44,399	662,550	1.29	0.95	1.40	29.39	29.99
2018	10.94	11.47	39,958	459,005	0.97	0.95	1.40	(17.85)	(17.48)
2017	13.31	13.90	50,667	705,816	0.28	0.95	1.40	23.73	24.29
2016	10.76	11.19	41,401	463,694	0.84	0.95	1.40	2.28	2.74
2015	10.52	10.89	46,461	506,547	0.77	0.95	1.40	(2.60)	(2.16)

Alternative
2019	14.10	14.10	3,274	46,159	3.43	1.00	1.00	13.21	13.21
2018	12.45	12.45	3,141	39,117	1.88	1.00	1.00	(10.25)	(10.25)
2017	13.88	13.88	2,821	39,141	1.77	1.00	1.00	5.95	5.95
2016	13.10	13.10	2,122	27,783	0.31	1.00	1.00	1.50	1.50
2015	-	-	-	-	-	-	-	-	-

Neuberger Berman:
Regency
2019	27.95	30.18	34,813	1,044,945	0.65	0.95	1.40	15.14	15.64
2018	24.28	26.10	38,737	1,006,456	0.63	0.95	1.40	(16.44)	(16.08)
2017	29.05	31.10	44,633	1,380,546	0.78	0.95	1.40	15.12	15.64
2016	25.24	26.89	51,478	1,379,214	0.60	0.95	1.40	14.64	15.07
2015	22.01	23.37	50,237	1,170,689	0.73	0.95	1.40	(9.59)	(9.20)

FS-98

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman, continued:
Intrinsic
2019	22.70	22.70	12,177	276,464	0.22	1.00	1.00	15.28	15.28
2018	19.69	19.69	13,743	270,674	0.23	1.00	1.00	(16.32)	(16.32)
2017	23.54	23.54	13,162	309,778	0.66	1.00	1.00	15.20	15.20
2016	20.43	20.43	152	3,104	0.30	1.00	1.00	5.66	5.66
2015	-	-	-	-	-	-	-	-	-

Growth
2019	32.97	32.97	17,299	570,387	-	1.00	1.00	31.17	31.17
2018	25.14	25.14	19,983	502,336	-	1.00	1.00	(7.49)	(7.49)
2017	27.17	27.17	15,028	408,354	-	1.00	1.00	23.33	23.33
2016	22.03	22.03	1,356	29,876	-	1.00	1.00	2.48	2.48
2015	-	-	-	-	-	-	-	-	-

T. Rowe:
Blue Chip
2019	34.25	36.08	1,613,185	58,648,453	-	0.95	1.40	27.78	28.36
2018	26.80	28.11	1,824,977	51,679,740	-	0.95	1.40	0.23	0.69
2017	26.74	27.92	2,044,438	57,459,607	-	0.95	1.40	33.95	34.55
2016	19.96	20.75	2,399,711	50,046,672	-	0.95	1.40	(0.86)	(0.41)
2015	20.14	20.83	1,742,010	36,401,932	-	0.95	1.40	9.26	9.75

Pimco:
Total Return
2019	14.52	15.23	749,863	11,436,444	3.02	0.95	1.40	6.85	7.33
2018	13.58	14.19	860,599	12,234,739	2.54	0.95	1.40	(1.91)	(1.47)
2017	13.85	14.41	946,386	13,654,518	2.02	0.95	1.40	3.46	3.93
2016	13.39	13.86	1,075,020	14,926,266	2.09	0.95	1.40	1.25	1.71
2015	13.22	13.63	1,214,269	16,568,645	3.15	0.95	1.40	(0.95)	(0.50)

Low Duration
2019	10.61	10.88	815,501	8,864,385	2.77	0.95	1.40	2.58	3.04
2018	10.35	10.56	850,499	8,973,216	1.90	0.95	1.40	(1.04)	(0.60)
2017	10.45	10.62	972,159	10,320,319	1.34	0.95	1.40	(0.05)	0.39
2016	10.46	10.58	972,837	10,288,060	1.49	0.95	1.40	0.01	0.45
2015	10.46	10.53	1,246,114	13,120,673	3.39	0.95	1.40	(1.09)	(0.64)

Short Term
2019	10.75	10.75	13,350	143,563	2.37	1.00	1.00	1.68	1.68
2018	10.58	10.58	13,414	141,870	2.08	1.00	1.00	0.42	0.42
2017	10.53	10.53	11,127	117,186	1.60	1.00	1.00	1.29	1.29
2016	10.40	10.40	10,238	106,450	0.99	1.00	1.00	1.15	1.15
2015	-	-	-	-	-	-	-	-	-

FS-99

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco, continued:
Emerging
2019	15.20	15.20	5,426	82,486	4.32	1.00	1.00	13.52	13.52
2018	13.39	13.39	6,308	84,476	4.04	1.00	1.00	(5.77)	(5.77)
2017	14.21	14.21	5,326	75,691	4.90	1.00	1.00	8.68	8.68
2016	13.08	13.08	1,090	14,255	1.88	1.00	1.00	(2.87)	(2.87)
2015	-	-	-	-	-	-	-	-	-

Low Duration Adv.
2019	10.52	10.52	33,336	350,857	2.66	1.00	1.00	2.89	2.89
2018	10.23	10.23	31,660	323,853	1.81	1.00	1.00	(0.75)	(0.75)
2017	10.31	10.31	31,813	327,890	1.23	1.00	1.00	0.24	0.24
2016	10.28	10.28	24,036	247,122	0.99	1.00	1.00	0.14	0.14
2015	-	-	-	-	-	-	-	-	-

Real Return
2019	12.90	13.24	76,925	1,016,872	1.68	0.95	1.40	6.81	7.31
2018	12.08	12.34	61,242	755,019	2.44	0.95	1.40	(3.68)	(3.23)
2017	12.54	12.75	40,906	521,056	2.29	0.95	1.40	2.12	2.58
2016	12.28	12.43	14,237	176,745	1.54	0.95	1.40	(1.92)	(0.39)
2015	-	-	-	-	-	-	-	-	-

Commodity
2019	7.53	7.53	10,569	79,551	4.28	1.00	1.00	10.25	10.25
2018	6.83	6.83	12,176	83,135	1.97	1.00	1.00	(15.06)	(15.06)
2017	8.04	8.04	12,360	99,346	11.38	1.00	1.00	1.05	1.05
2016	7.95	7.95	7,994	63,589	1.05	1.00	1.00	14.40	14.40
2015	-	-	-	-	-	-	-	-	-

Ibbotson:
Balanced
2019	14.79	15.16	65,579	1,027,190	1.81	0.95	1.40	14.65	15.16
2018	12.84	13.22	92,854	1,264,783	1.86	0.95	1.40	(7.54)	(7.12)
2017	13.83	14.30	100,074	1,468,996	1.64	0.95	1.40	11.78	12.27
2016	12.32	12.79	99,254	1,299,738	1.58	0.95	1.40	6.97	7.45
2015	11.27	11.46	126,674	1,545,533	1.23	0.95	1.40	(3.61)	(3.15)

Growth
2019	12.93	14.40	39,226	635,628	1.67	0.95	1.40	18.11	18.63
2018	12.19	13.75	61,169	837,303	1.65	0.95	1.40	(9.32)	(8.91)
2017	13.44	15.09	61,643	928,854	1.17	0.95	1.40	15.68	16.20
2016	11.62	12.99	74,477	966,104	1.49	0.95	1.40	8.18	8.66
2015	10.74	11.95	73,667	879,343	1.24	0.95	1.40	(3.87)	(3.44)

FS-100

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ibbotson, continued:
Income
2019	14.16	14.76	39,183	577,373	1.57	0.95	1.40	11.34	11.84
2018	12.72	13.20	62,556	824,053	1.93	0.95	1.40	(5.59)	(5.16)
2017	13.48	13.90	73,815	1,024,933	1.55	0.95	1.40	8.43	8.91
2016	12.43	12.76	101,028	1,283,498	1.67	0.95	1.40	4.90	5.37
2015	11.85	12.11	124,036	1,496,952	1.60	0.95	1.40	(3.05)	(2.60)

Franklin Templeton:
Global Bond
2019	18.28	18.74	2,024,219	37,852,702	7.08	0.95	1.40	0.61	1.05
2018	18.17	18.55	2,007,173	37,135,314	-	0.95	1.40	0.53	0.97
2017	18.07	18.37	2,173,461	39,836,012	-	0.95	1.40	0.49	0.97
2016	17.98	18.19	2,133,981	38,756,938	-	0.95	1.40	1.50	1.97
2015	17.72	17.84	2,454,453	43,785,941	7.85	0.95	1.40	(5.62)	(5.21)

Income
2019	17.63	18.01	76,002	1,435,487	4.99	0.95	1.40	14.45	14.95
2018	15.74	16.59	64,813	1,064,120	4.54	0.95	1.40	(5.64)	(5.21)
2017	16.68	17.50	40,330	697,924	4.32	0.95	1.40	5.76	8.64
2016	15.31	16.11	18,745	299,824	2.37	0.95	1.25	4.06	7.51
2015	-	-	-	-	-	-	-	-	-

Global Discovery
2019	25.05	25.05	1,129	28,276	1.79	1.00	1.00	23.13	23.13
2018	20.35	20.35	1,017	20,695	2.34	1.00	1.00	(12.10)	(12.10)
2017	23.15	23.15	571	13,220	1.73	1.00	1.00	7.52	7.52
2016	21.53	21.53	462	9,946	1.38	1.00	1.00	11.15	11.15
2015	-	-	-	-	-	-	-	-	-

Small Cap
2019	26.96	26.96	14,161	381,754	1.06	1.00	1.00	25.09	25.09
2018	21.55	21.55	14,610	314,837	0.90	1.00	1.00	(13.75)	(13.75)
2017	24.98	24.98	14,100	352,268	0.48	1.00	1.00	9.56	9.56
2016	22.80	22.80	4,299	98,036	0.24	1.00	1.00	25.08	25.08
2015	-	-	-	-	-	-	-	-	-

Foreign
2019	15.10	15.10	9,382	141,702	1.70	1.00	1.00	11.41	11.41
2018	13.56	13.56	8,589	116,444	2.64	1.00	1.00	(16.29)	(16.29)
2017	16.19	16.19	7,888	127,733	2.76	1.00	1.00	15.54	15.54
2016	14.02	14.02	5,238	73,418	1.51	1.00	1.00	5.53	5.53
2015	-	-	-	-	-	-	-	-	-

FS-101

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AllianceBernstein:
Growth and Income
2019	43.90	43.90	5,883	258,270	1.06	1.00	1.00	22.38	22.38
2018	35.87	35.87	2,633	94,454	0.81	1.00	1.00	(6.78)	(6.78)
2017	38.48	38.48	1,283	49,386	1.33	1.00	1.00	17.42	17.42
2016	32.77	32.77	462	15,148	-	1.00	1.00	5.87	5.87
2015	-	-	-	-	-	-	-	-	-

American Funds:
Managed
2019	14.33	15.56	1,626,922	23,694,565	2.23	0.95	1.00	7.56	16.81
2018	13.32	13.32	51,561	686,786	1.36	1.00	1.00	(5.84)	(5.84)
2017	14.15	14.15	55,365	783,235	0.83	1.00	1.00	13.67	13.67
2016	12.45	12.45	50,744	631,546	1.37	1.00	1.00	5.77	5.77
2015	-	-	-	-	-	-	-	-	-

Blue Chip
2019	18.53	18.53	185,553	3,437,909	2.08	1.00	1.00	20.17	20.17
2018	15.42	15.42	183,945	2,835,981	2.02	1.00	1.00	(9.57)	(9.57)
2017	17.05	17.05	157,594	2,686,801	2.46	1.00	1.00	15.88	15.88
2016	14.71	14.71	80,564	1,185,270	3.09	1.00	1.00	13.67	13.67
2015	-	-	-	-	-	-	-	-	-

Global
2019	40.99	40.99	18,072	740,779	1.20	1.00	1.00	33.93	33.93
2018	30.60	30.60	15,140	463,335	0.72	1.00	1.00	(9.95)	(9.95)
2017	33.99	33.99	10,527	357,767	1.00	1.00	1.00	30.17	30.17
2016	26.11	26.11	3,029	79,084	1.23	1.00	1.00	2.17	2.17
2015	-	-	-	-	-	-	-	-	-

Growth
2019	119.26	119.26	15,458	1,843,547	0.76	1.00	1.00	29.48	29.48
2018	92.11	92.11	14,582	1,343,114	0.45	1.00	1.00	(1.24)	(1.24)
2017	93.27	93.27	12,198	1,137,714	0.63	1.00	1.00	27.02	27.02
2016	73.43	73.43	4,880	358,304	1.77	1.00	1.00	11.35	11.35
2015	-	-	-	-	-	-	-	-	-

FS-102

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds, continued:
International
2019	25.30	25.30	29,733	752,357	1.52	1.00	1.00	21.66	21.66
2018	20.80	20.80	25,575	531,914	1.80	1.00	1.00	(14.00)	(14.00)
2017	24.18	24.18	21,836	528,096	1.85	1.00	1.00	30.84	30.84
2016	18.48	18.48	6,029	111,442	2.70	1.00	1.00	5.46	5.46
2015	-	-	-	-	-	-	-	-	-

New World
2019	27.21	27.21	14,665	399,055	0.98	1.00	1.00	27.86	27.86
2018	21.28	21.28	17,286	367,877	0.87	1.00	1.00	(14.90)	(14.90)
2017	25.01	25.01	16,560	414,109	1.21	1.00	1.00	28.16	28.16
2016	19.51	19.51	7,736	150,951	0.92	1.00	1.00	5.12	5.12
2015	-	-	-	-	-	-	-	-	-

Growth-Income
2019	73.22	73.22	24,933	1,825,684	1.73	1.00	1.00	24.89	24.89
2018	58.63	58.63	23,428	1,373,649	1.44	1.00	1.00	(2.77)	(2.77)
2017	60.30	60.30	21,462	1,294,181	1.87	1.00	1.00	21.17	21.17
2016	49.76	49.76	7,913	393,777	2.54	1.00	1.00	12.64	12.64
2015	-	-	-	-	-	-	-	-	-

Asset
2019	28.92	28.92	96,166	2,780,969	2.01	1.00	1.00	20.03	20.03
2018	24.09	24.09	78,874	1,900,311	1.99	1.00	1.00	(5.56)	(5.56)
2017	25.51	25.51	54,794	1,397,830	1.91	1.00	1.00	15.08	15.08
2016	22.17	22.17	27,710	614,262	2.06	1.00	1.00	7.13	7.13
2015	-	-	-	-	-	-	-	-	-

Columbia:
Strategic
2019	5.36	5.36	54,529	292,401	3.76	1.00	1.00	9.12	9.12
2018	4.91	4.91	33,431	164,278	3.27	1.00	1.00	(1.63)	(1.63)
2017	5.00	5.00	30,735	153,537	3.05	1.00	1.00	4.86	4.86
2016	4.76	4.76	18,379	87,561	2.88	1.00	1.00	6.05	6.05
2015	-	-	-	-	-	-	-	-	-

Emerging
2019	20.59	20.59	11,111	228,828	0.14	1.00	1.00	29.97	29.97
2018	15.85	15.85	11,663	184,815	0.29	1.00	1.00	(22.45)	(22.45)
2017	20.43	20.43	8,382	171,273	-	1.00	1.00	45.45	45.45
2016	14.05	14.05	704	9,886	-	1.00	1.00	4.98	4.98
2015	-	-	-	-	-	-	-	-	-

FS-103

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Columbia, continued:
International
2019	16.17	16.17	2,476	40,037	1.81	1.00	1.00	23.91	23.91
2018	13.05	13.05	2,484	32,419	2.57	1.00	1.00	(17.64)	(17.64)
2017	15.84	15.84	2,344	37,145	1.85	1.00	1.00	25.93	25.93
2016	12.58	12.58	2,340	29,441	0.20	1.00	1.00	0.33	0.33
2015	-	-	-	-	-	-	-	-	-

Smaller-Cap
2019	23.50	23.50	5,229	122,888	-	1.00	1.00	16.28	16.28
2018	20.21	20.21	4,823	97,477	-	1.00	1.00	(13.69)	(13.69)
2017	23.42	23.42	4,907	114,895	-	1.00	1.00	10.97	10.97
2016	21.10	21.10	1,545	32,600	-	1.00	1.00	12.96	12.96
2015	-	-	-	-	-	-	-	-	-

Mid Cap
2019	24.39	24.39	18,618	454,181	-	1.00	1.00	29.95	29.95
2018	18.77	18.77	20,008	375,609	-	1.00	1.00	(14.38)	(14.38)
2017	21.92	21.92	15,220	333,683	-	1.00	1.00	12.17	12.17
2016	19.55	19.55	10,119	197,779	-	1.00	1.00	13.64	13.64
2015	-	-	-	-	-	-	-	-	-

High Yield
2019	8.17	8.17	38,651	315,888	5.54	1.00	1.00	15.37	15.37
2018	7.08	7.08	38,444	272,350	5.48	1.00	1.00	(4.96)	(4.96)
2017	7.45	7.45	35,359	263,561	5.81	1.00	1.00	5.13	5.13
2016	7.09	7.09	22,459	159,241	6.58	1.00	1.00	7.47	7.47
2015	-	-	-	-	-	-	-	-	-

Large Core
2019	54.93	54.93	10,788	592,641	-	1.00	1.00	23.23	23.23
2018	44.58	44.58	7,333	326,867	-	1.00	1.00	(4.81)	(4.81)
2017	46.83	46.83	5,716	267,699	-	1.00	1.00	22.85	22.85
2016	38.12	38.12	2,898	110,467	-	1.00	1.00	9.03	9.03
2015	-	-	-	-	-	-	-	-	-

Ivy:
Strategy
2019	10.60	10.60	558	5,911	2.19	1.00	1.00	20.57	20.57
2018	8.79	8.79	558	4,903	1.86	1.00	1.00	(6.38)	(6.38)
2017	9.39	9.39	558	5,237	1.15	1.00	1.00	4.64	4.64
2016	-	-	-	-	-	-	-	-	-
2015	-	-	-	-	-	-	-	-	-

FS-104

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
Balanced
2019	9.36	9.51	112,232	1,153,295	1.79	0.95	1.40	20.40	20.94
2018	7.77	7.86	101,402	880,946	1.45	0.95	1.40	(4.59)	(4.16)
2017	8.15	8.20	117,387	1,046,941	1.60	0.95	1.40	9.83	10.32
2016	7.42	7.43	104,622	848,665	0.47	0.95	1.40	1.24	2.15
2015	-	-	-	-	-	-	-	-	-

Energy
2019	3.88	3.88	50,709	196,867	-	1.00	1.00	2.45	2.45
2018	3.79	3.79	43,428	164,568	-	1.00	1.00	(34.79)	(34.79)
2017	5.81	5.81	40,613	236,021	0.95	1.00	1.00	(13.51)	(13.51)
2016	6.72	6.72	13,293	89,316	0.03	1.00	1.00	26.08	26.08
2015	-	-	-	-	-	-	-	-	-

Small Cap Value
2019	24.55	24.55	17,046	418,551	-	1.00	1.00	23.09	23.09
2018	19.95	19.95	20,016	399,258	0.10	1.00	1.00	(11.38)	(11.38)
2017	22.51	22.51	16,354	368,108	-	1.00	1.00	12.60	12.60
2016	19.99	19.99	6,338	126,689	-	1.00	1.00	21.00	21.00
2015	-	-	-	-	-	-	-	-	-

Science
2019	41.95	41.95	34,243	1,436,389	-	1.00	1.00	48.00	48.00
2018	28.34	28.34	30,527	865,193	-	1.00	1.00	(6.18)	(6.18)
2017	30.21	30.21	21,581	651,935	-	1.00	1.00	30.81	30.81
2016	23.09	23.09	7,555	174,471	-	1.00	1.00	7.29	7.29
2015	-	-	-	-	-	-	-	-	-

Mid Cap Growth
2019	16.82	16.82	38,924	654,615	-	1.00	1.00	36.57	36.57
2018	12.31	12.31	39,638	488,111	-	1.00	1.00	(1.06)	(1.06)
2017	12.45	12.45	16,756	208,539	-	1.00	1.00	25.64	25.64
2016	9.91	9.91	5,899	58,433	-	1.00	1.00	6.58	6.58
2015	-	-	-	-	-	-	-	-	-

International
2019	18.13	18.13	8,423	152,719	1.57	1.00	1.00	17.52	17.52
2018	15.43	15.43	11,487	177,223	1.53	1.00	1.00	(18.63)	(18.63)
2017	18.96	18.96	10,387	196,947	1.36	1.00	1.00	21.94	21.94
2016	15.55	15.55	10,314	160,386	0.80	1.00	1.00	3.21	3.21
2015	-	-	-	-	-	-	-	-	-

FS-105

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
Global
2019	11.89	11.89	4,547	54,076	0.67	1.00	1.00	24.68	24.68
2018	9.54	9.54	4,680	44,635	0.47	1.00	1.00	(7.21)	(7.21)
2017	10.28	10.28	4,099	42,133	0.05	1.00	1.00	23.29	23.29
2016	8.34	8.34	2,569	21,412	-	1.00	1.00	7.51	7.51
2015	-	-	-	-	-	-	-	-	-

High Income
2019	4.35	4.35	77,491	336,860	6.07	1.00	1.00	10.09	10.09
2018	3.95	3.95	65,079	256,978	5.89	1.00	1.00	(3.09)	(3.09)
2017	4.07	4.07	51,651	210,462	5.49	1.00	1.00	5.62	5.62
2016	3.86	3.86	10,445	40,293	0.01	1.00	1.00	9.59	9.59
2015	-	-	-	-	-	-	-	-	-

Janus:
Flexible
2019	13.87	13.87	36,414	505,164	2.93	1.00	1.00	8.19	8.19
2018	12.82	12.82	33,252	426,367	2.76	1.00	1.00	(2.27)	(2.27)
2017	13.12	13.12	27,114	355,745	2.59	1.00	1.00	2.33	2.33
2016	12.82	12.82	22,597	289,726	2.75	1.00	1.00	0.38	0.38
2015	-	-	-	-	-	-	-	-	-

Putnam:
Health
2019	25.57	25.57	5,398	138,051	-	1.00	1.00	29.00	29.00
2018	19.82	19.82	5,399	107,026	0.97	1.00	1.00	(1.59)	(1.59)
2017	20.14	20.14	5,339	107,549	0.50	1.00	1.00	14.16	14.16
2016	17.64	17.64	4,831	85,238	-	1.00	1.00	(0.20)	(0.20)
2015	-	-	-	-	-	-	-	-	-

Asset
2019	22.12	22.12	6,758	149,524	1.34	1.00	1.00	15.97	15.97
2018	19.08	19.08	3,082	58,792	1.54	1.00	1.00	(8.18)	(8.18)
2017	20.78	20.78	1,985	41,240	0.84	1.00	1.00	14.20	14.20
2016	18.20	18.20	164	2,992	-	1.00	1.00	(0.21)	(0.21)
2015	-	-	-	-	-	-	-	-	-

FS-106

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
VanEck:
Gold
2019	8.99	8.99	40,954	368,155	-	1.00	1.00	37.37	37.37
2018	6.54	6.54	39,874	260,933	3.21	1.00	1.00	(17.41)	(17.41)
2017	7.92	7.92	40,503	320,928	4.21	1.00	1.00	11.69	11.69
2016	7.09	7.09	35,575	252,374	-	1.00	1.00	(3.43)	(3.43)
2015	-	-	-	-	-	-	-	-	-

Hard Assets
2019	17.65	17.65	6,243	110,172	-	1.00	1.00	10.44	10.44
2018	15.98	15.98	5,469	87,381	-	1.00	1.00	(29.14)	(29.14)
2017	22.55	22.55	4,926	111,079	-	1.00	1.00	(2.94)	(2.94)
2016	23.23	23.23	2,109	48,987	-	1.00	1.00	21.03	21.03
2015	-	-	-	-	-	-	-	-	-

FS-107

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2019	2018
Fidelity:
Equity-Income IC
Units issued	59,754	66,115
Units redeemed	(80,909)	(93,648)
Net increase(decrease)	(21,155)	(27,533)

Equity-Income SC
Units issued	5,465	7,791
Units redeemed	(7,232)	(10,201)
Net increase(decrease)	(1,767)	(2,410)

Equity-Income SC2
Units issued	195,552	203,343
Units redeemed	(208,562)	(228,988)
Net increase(decrease)	(13,010)	(25,645)

Growth IC
Units issued	14,698	31,292
Units redeemed	(26,975)	(47,547)
Net increase(decrease)	(12,277)	(16,255)

Growth SC
Units issued	3,370	4,440
Units redeemed	(5,267)	(7,742)
Net increase(decrease)	(1,897)	(3,302)

Growth SC2
Units issued	78,667	84,873
Units redeemed	(89,964)	(93,535)
Net increase(decrease)	(11,297)	(8,662)

High Income IC
Units issued	188,761	209,259
Units redeemed	(193,087)	(222,179)
Net increase(decrease)	(4,326)	(12,920)

High Income SC
Units issued	90,882	104,671
Units redeemed	(96,960)	(110,669)
Net increase(decrease)	(6,078)	(5,998)

FS-108

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
Fidelity, continued:
High Income SC2
Units issued	10,825,969	11,950,580
Units redeemed	(11,042,099)	(12,236,486)
Net increase(decrease)	(216,130)	(285,906)

Overseas IC
Units issued	42,903	43,411
Units redeemed	(52,716)	(52,213)
Net increase(decrease)	(9,813)	(8,802)

Overseas SC
Units issued	4,159	4,450
Units redeemed	(6,465)	(5,717)
Net increase(decrease)	(2,306)	(1,267)

Overseas SC2
Units issued	313,362	326,726
Units redeemed	(322,208)	(342,236)
Net increase(decrease)	(8,846)	(15,510)

Asset Mgr. IC
Units issued	10,488	10,419
Units redeemed	(27,425)	(30,244)
Net increase(decrease)	(16,937)	(19,825)

Asset Mgr. SC
Units issued	4,037	3,801
Units redeemed	(11,690)	(9,897)
Net increase(decrease)	(7,653)	(6,096)

Asset Mgr. SC2
Units issued	18,881	17,258
Units redeemed	(24,099)	(19,466)
Net increase(decrease)	(5,218)	(2,208)

Inv. Bond IC
Units issued	360,389	413,443
Units redeemed	(382,103)	(463,326)
Net increase(decrease)	(21,714)	(49,883)

FS-109

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
Fidelity, continued:
Inv. Bond SC2
Units issued	13,580,651	15,047,442
Units redeemed	(13,825,307)	(15,379,268)
Net increase(decrease)	(244,656)	(331,826)

Contrafund IC
Units issued	42,708	52,283
Units redeemed	(59,070)	(76,273)
Net increase(decrease)	(16,362)	(23,990)

Contrafund SC
Units issued	5,878	7,356
Units redeemed	(9,432)	(12,630)
Net increase(decrease)	(3,554)	(5,274)

Contrafund SC2
Units issued	231,542	260,438
Units redeemed	(269,343)	(303,012)
Net increase(decrease)	(37,801)	(42,574)

Asset Mgr. Gr. IC
Units issued	6,723	14,676
Units redeemed	(8,619)	(18,538)
Net increase(decrease)	(1,896)	(3,862)

Asset Mgr. Gr. SC
Units issued	657	635
Units redeemed	(741)	(979)
Net increase(decrease)	(84)	(344)

Asset Mgr. Gr. SC2
Units issued	6,075	5,789
Units redeemed	(8,504)	(6,317)
Net increase(decrease)	(2,429)	(528)

Mid Cap SC2
Units issued	70,606	72,855
Units redeemed	(77,273)	(79,277)
Net increase(decrease)	(6,667)	(6,422)

FS-110

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
Fidelity, continued:
Money Market
Units issued	17,117,142	24,531,351
Units redeemed	(22,155,950)	(23,516,757)
Net increase(decrease)	(5,038,808)	1,014,594

Money Market SC2
Units issued	1,304,655	714,719
Units redeemed	(749,572)	(634,454)
Net increase(decrease)	555,083	80,265

Index 500 SC2
Units issued	4,462	9,134
Units redeemed	(3,481)	(2,316)
Net increase(decrease)	981	6,818

Strategic SC2
Units issued	16,517	7,466
Units redeemed	(7,720)	(1,817)
Net increase(decrease)	8,797	5,649

Alger:
Balanced
Units issued	60,603	57,391
Units redeemed	(70,633)	(84,164)
Net increase(decrease)	(10,030)	(26,773)

MFS:
Utilities
Units issued	154,538	192,138
Units redeemed	(197,438)	(220,498)
Net increase(decrease)	(42,900)	(28,360)

New Discovery
Units issued	158,660	161,498
Units redeemed	(161,793)	(177,356)
Net increase(decrease)	(3,133)	(15,858)

Total Return
Units issued	128,036	164,904
Units redeemed	(142,733)	(202,034)
Net increase(decrease)	(14,697)	(37,130)

FS-111

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
MFS, continued:
Growth SC
Units issued	3,306	5,245
Units redeemed	(3,633)	(1,595)
Net increase(decrease)	(327)	3,650

New Discovery SC
Units issued	17,166	13,453
Units redeemed	(14,498)	(4,455)
Net increase(decrease)	2,668	8,998

Utilities SC
Units issued	19,861	5,435
Units redeemed	(8,838)	(3,214)
Net increase(decrease)	11,023	2,221

Strategic
Units issued	244,379	260,173
Units redeemed	(306,382)	(330,032)
Net increase(decrease)	(62,003)	(69,859)

Research
Units issued	7,088,747	7,451,851
Units redeemed	(7,310,431)	(7,460,611)
Net increase(decrease)	(221,684)	(8,760)

Blended Core SC
Units issued	391	245
Units redeemed	(235)	(241)
Net increase(decrease)	156	4

Corporate SC
Units issued	16,216	17,163
Units redeemed	(10,273)	(8,622)
Net increase(decrease)	5,943	8,541

Government SC
Units issued	11,842	2,601
Units redeemed	(11,587)	(10,951)
Net increase(decrease)	255	(8,350)

FS-112

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
MFS, continued:
Growth Allocation SC
Units issued	18,749	18,935
Units redeemed	(17,213)	(14,222)
Net increase(decrease)	1,536	4,713

Moderate SC
Units issued	3,433	9,409
Units redeemed	(7,627)	(4,941)
Net increase(decrease)	(4,194)	4,468

Conservative SC
Units issued	3,370	1,668
Units redeemed	(1,130)	(418)
Net increase(decrease)	2,240	1,250

Blended Small Cap SC
Units issued	19,041	4,149
Units redeemed	(6,844)	(4,597)
Net increase(decrease)	12,197	(448)

Van Kampen:
Emerging Markets
Units issued	3,588,782	3,625,930
Units redeemed	(3,686,027)	(3,614,766)
Net increase(decrease)	(97,245)	11,164

Intl. Magnum
Units issued	132,294	155,479
Units redeemed	(140,181)	(166,916)
Net increase(decrease)	(7,887)	(11,437)

U.S. Real Estate
Units issued	3,676,403	4,183,242
Units redeemed	(3,766,568)	(4,289,988)
Net increase(decrease)	(90,165)	(106,746)

Global II
Units issued	2,467	8,776
Units redeemed	(7,491)	(7,738)
Net increase(decrease)	(5,024)	1,038

FS-113

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
Van Kampen, continued:
Core Plus Fixed II
Units issued	22,650	-
Units redeemed	(4,126)	-
Net increase(decrease)	18,524	-

Calvert:
Balanced
Units issued	378,457	322,520
Units redeemed	(388,181)	(594,253)
Net increase(decrease)	(9,724)	(271,733)

Mid Cap
Units issued	1	1
Units redeemed	(3,003)	(4,084)
Net increase(decrease)	(3,002)	(4,083)

Balanced F
Units issued	48,787	77,636
Units redeemed	(25,426)	(18,488)
Net increase(decrease)	23,361	59,148

American Century:
Income & Growth
Units issued	9,250,218	9,968,029
Units redeemed	(9,499,713)	(10,312,292)
Net increase(decrease)	(249,495)	(344,263)

Mid Cap Value
Units issued	801,155	859,780
Units redeemed	(829,961)	(882,205)
Net increase(decrease)	(28,806)	(22,425)

Inc. & Growth II
Units issued	8,026	25,393
Units redeemed	(16,151)	(11,077)
Net increase(decrease)	(8,125)	14,316

AIM:
Intl. Growth
Units issued	622,950	680,741
Units redeemed	(650,541)	(686,381)
Net increase(decrease)	(27,591)	(5,640)

FS-114

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
AIM, continued:
Global
Units issued	147,775	157,444
Units redeemed	(150,469)	(167,378)
Net increase(decrease)	(2,694)	(9,934)

Global Value
Units issued	154,628	176,077
Units redeemed	(173,664)	(194,471)
Net increase(decrease)	(19,036)	(18,394)

Mid Cap Growth
Units issued	598,061	408,361
Units redeemed	(595,474)	(456,166)
Net increase(decrease)	2,587	(47,805)

Diversified
Units issued	21,005	11,877
Units redeemed	(18,902)	(14,514)
Net increase(decrease)	2,103	(2,637)

Value
Units issued	1,044	3,138
Units redeemed	(1,633)	(1,716)
Net increase(decrease)	(589)	1,422

Real Estate
Units issued	35,250	4,965
Units redeemed	(14,501)	(7,517)
Net increase(decrease)	20,749	(2,552)

Summit:
S&P MidCap
Units issued	3,520,847	3,778,969
Units redeemed	(3,681,294)	(3,941,862)
Net increase(decrease)	(160,447)	(162,893)

Russell Small Cap
Units issued	3,011,336	3,124,531
Units redeemed	(3,136,462)	(3,271,338)
Net increase(decrease)	(125,126)	(146,807)

FS-115

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
Summit, continued:
Nasdaq-100 Index
Units issued	6,905,322	7,860,138
Units redeemed	(7,255,268)	(8,274,186)
Net increase(decrease)	(349,946)	(414,048)

EAFE Intl.
Units issued	1,991,390	2,056,918
Units redeemed	(2,038,493)	(2,067,450)
Net increase(decrease)	(47,103)	(10,532)

S&P 500
Units issued	1,826,495	2,064,286
Units redeemed	(1,923,631)	(2,175,303)
Net increase(decrease)	(97,136)	(111,017)

Barclays
Units issued	5,320,978	5,934,490
Units redeemed	(5,443,112)	(6,090,214)
Net increase(decrease)	(122,134)	(155,724)

Growth
Units issued	901,488	1,573,133
Units redeemed	(2,100,312)	(1,158,987)
Net increase(decrease)	(1,198,824)	414,146

Mod. Growth
Units issued	1,626,311	1,885,374
Units redeemed	(2,031,357)	(2,099,142)
Net increase(decrease)	(405,046)	(213,768)

Moderate
Units issued	13,061,515	14,222,871
Units redeemed	(13,448,290)	(14,602,088)
Net increase(decrease)	(386,775)	(379,217)

Third Avenue:
Value
Units issued	298,707	293,107
Units redeemed	(319,246)	(327,529)
Net increase(decrease)	(20,539)	(34,422)

FS-116

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018

Dreyfus:
MidCap
Units issued	66,147	67,749
Units redeemed	(81,036)	(75,261)
Net increase(decrease)	(14,889)	(7,512)

Small Cap
Units issued	22,439	24,886
Units redeemed	(24,259)	(19,711)
Net increase(decrease)	(1,820)	5,175

Scudder:
Small Mid Value
Units issued	114,919	117,310
Units redeemed	(135,875)	(142,067)
Net increase(decrease)	(20,956)	(24,757)

Thematic
Units issued	42,828	22,126
Units redeemed	(38,387)	(32,835)
Net increase(decrease)	4,441	(10,709)

Alternative
Units issued	1,880	382
Units redeemed	(1,747)	(62)
Net increase(decrease)	133	320

Neuberger Berman:
Regency
Units issued	52,447	26,011
Units redeemed	(56,371)	(31,907)
Net increase(decrease)	(3,924)	(5,896)

Intrinsic
Units issued	2,310	3,854
Units redeemed	(3,876)	(3,273)
Net increase(decrease)	(1,566)	581

Growth
Units issued	2,485	6,369
Units redeemed	(5,169)	(1,414)
Net increase(decrease)	(2,684)	4,955

FS-117

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
T. Rowe:
Blue Chip
Units issued	4,670,306	5,310,981
Units redeemed	(4,882,098)	(5,530,442)
Net increase(decrease)	(211,792)	(219,461)

Pimco:
Total Return
Units issued	435,212	516,288
Units redeemed	(545,948)	(602,075)
Net increase(decrease)	(110,736)	(85,787)

Low Duration
Units issued	3,093,301	3,372,082
Units redeemed	(3,128,299)	(3,493,742)
Net increase(decrease)	(34,998)	(121,660)

Short Term
Units issued	28,949	30,412
Units redeemed	(29,013)	(28,125)
Net increase(decrease)	(64)	2,287

Emerging
Units issued	1,280	1,998
Units redeemed	(2,162)	(1,016)
Net increase(decrease)	(882)	982

Low Duration Adv.
Units issued	5,834	2,172
Units redeemed	(4,158)	(2,325)
Net increase(decrease)	1,676	(153)

Real Return
Units issued	30,634	28,956
Units redeemed	(14,951)	(8,620)
Net increase(decrease)	15,683	20,336

Commodity
Units issued	1	-
Units redeemed	(1,608)	(184)
Net increase(decrease)	(1,607)	(184)

FS-118

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
Ibbotson:
Balanced
Units issued	3,352	15,382
Units redeemed	(30,627)	(22,602)
Net increase(decrease)	(27,275)	(7,220)

Growth
Units issued	23,512	14,264
Units redeemed	(45,455)	(14,738)
Net increase(decrease)	(21,943)	(474)

Income
Units issued	41,751	27,149
Units redeemed	(65,124)	(38,408)
Net increase(decrease)	(23,373)	(11,259)

Franklin Templeton:
Global Bond
Units issued	7,098,500	7,636,312
Units redeemed	(7,081,454)	(7,802,600)
Net increase(decrease)	17,046	(166,288)

Income
Units issued	49,955	51,165
Units redeemed	(38,766)	(26,682)
Net increase(decrease)	11,189	24,483

Global Discovery
Units issued	932	1,253
Units redeemed	(820)	(807)
Net increase(decrease)	112	446

Small Cap
Units issued	1,466	1,559
Units redeemed	(1,915)	(1,049)
Net increase(decrease)	(449)	510

Foreign
Units issued	9,851	5,854
Units redeemed	(9,058)	(5,153)
Net increase(decrease)	793	701

FS-119

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
AllianceBernstein:
Growth and Income
Units issued	10,326	2,804
Units redeemed	(7,076)	(1,454)
Net increase(decrease)	3,250	1,350

American Funds:
Managed
Units issued	1,663,982	15,493
Units redeemed	(88,621)	(19,297)
Net increase(decrease)	1,575,361	(3,804)

Blue Chip
Units issued	34,133	52,207
Units redeemed	(32,525)	(25,856)
Net increase(decrease)	1,608	26,351

Global
Units issued	11,115	8,535
Units redeemed	(8,183)	(3,922)
Net increase(decrease)	2,932	4,613

Growth
Units issued	4,872	4,023
Units redeemed	(3,996)	(1,639)
Net increase(decrease)	876	2,384

International
Units issued	7,273	4,552
Units redeemed	(3,115)	(813)
Net increase(decrease)	4,158	3,739

New World
Units issued	4,141	4,747
Units redeemed	(6,762)	(4,021)
Net increase(decrease)	(2,621)	726

Growth-Income
Units issued	5,097	4,189
Units redeemed	(3,592)	(2,223)
Net increase(decrease)	1,505	1,966

FS-120

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
American Funds, continued:
Asset
Units issued	19,725	33,856
Units redeemed	(2,433)	(9,776)
Net increase(decrease)	17,292	24,080

Columbia:
Strategic
Units issued	27,197	6,259
Units redeemed	(6,099)	(3,563)
Net increase(decrease)	21,098	2,696

Emerging
Units issued	205	3,899
Units redeemed	(757)	(618)
Net increase(decrease)	(552)	3,281

International
Units issued	22	175
Units redeemed	(30)	(35)
Net increase(decrease)	(8)	140

Smaller-Cap
Units issued	474	7
Units redeemed	(68)	(91)
Net increase(decrease)	406	(84)

Mid Cap
Units issued	9,324	7,500
Units redeemed	(10,714)	(2,712)
Net increase(decrease)	(1,390)	4,788

High Yield
Units issued	15,956	14,201
Units redeemed	(15,749)	(11,116)
Net increase(decrease)	207	3,085

Large Core
Units issued	7,654	2,871
Units redeemed	(4,199)	(1,254)
Net increase(decrease)	3,455	1,617

FS-121

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
Ivy:
Strategy
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Balanced
Units issued	103,215	110,409
Units redeemed	(92,385)	(126,394)
Net increase(decrease)	10,830	(15,985)

Energy
Units issued	89,365	62,997
Units redeemed	(82,084)	(60,182)
Net increase(decrease)	7,281	2,815

Small Cap Value
Units issued	12,569	13,241
Units redeemed	(15,539)	(9,579)
Net increase(decrease)	(2,970)	3,662

Science
Units issued	19,213	18,566
Units redeemed	(15,497)	(9,620)
Net increase(decrease)	3,716	8,946

Mid Cap Growth
Units issued	27,215	33,234
Units redeemed	(27,929)	(10,352)
Net increase(decrease)	(714)	22,882

International
Units issued	2,043	7,620
Units redeemed	(5,107)	(6,520)
Net increase(decrease)	(3,064)	1,100

Global
Units issued	6,767	587
Units redeemed	(6,900)	(6)
Net increase(decrease)	(133)	581

FS-122

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
Ivy, continued:
High Income
Units issued	22,275	20,451
Units redeemed	(9,863)	(7,023)
Net increase(decrease)	12,412	13,428

Janus:
Flexible
Units issued	9,293	12,604
Units redeemed	(6,131)	(6,466)
Net increase(decrease)	3,162	6,138

Putnam:
Health
Units issued	588	448
Units redeemed	(589)	(388)
Net increase(decrease)	(1)	60

Asset
Units issued	3,766	1,559
Units redeemed	(90)	(462)
Net increase(decrease)	3,676	1,097

Van Eck:
Gold
Units issued	8,908	6,853
Units redeemed	(7,828)	(7,482)
Net increase(decrease)	1,080	(629)

Hard Assets
Units issued	3,766	2,924
Units redeemed	(2,992)	(2,381)
Net increase(decrease)	774	543

FS-123

AMERITAS LIFE INSURANCE CORP.

_________________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2019 AND 2018 AND FOR EACH OF THE
THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2019
SUPPLEMENTAL SCHEDULES AS OF AND FOR THE
YEAR ENDED DECEMBER 31, 2019
AND INDEPENDENT AUDITORS’ REPORTS

INDEPENDENT AUDITORS’ REPORT
To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of Ameritas Mutual Holding Company, which comprise the balance sheets - statutory basis as of December 31, 2019 and 2018, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2019, and the related notes to the statutory basis financial statements.
Management's Responsibility for the Statutory Basis Financial Statements
Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors' Responsibility
Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by Ameritas Life Insurance Corp. using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska.

The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 to the statutory basis financial statements and accounting principles generally accepted in the United States of America although not reasonably determinable, are presumed to be material.
Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.
Opinion on Statutory Basis of Accounting
In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska as described in Note 1 to the statutory basis financial statements.
/s/ Deloitte & Touche LLP
Omaha, Nebraska
March 20, 2020

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2019	2018
Bonds	$9,107,534	$8,795,384
Preferred stocks	6,355	10,261
Common stocks	460,060	424,206
Mortgage loans	2,075,344	1,961,039
Real estate:
Properties occupied by the company	39,864	41,635
Properties held for the production of income	4,559	5,301
Properties held for sale	2,065	2,065
Cash, cash equivalents, and short-term investments	294,022	169,798
Loans on insurance contracts	559,341	555,947
Other investments	668,327	440,459
Total Cash and Invested Assets	13,217,471	12,406,095

Investment income due and accrued	115,719	112,759
Deferred and uncollected premiums	115,289	110,061
Federal income tax recoverable	8,258	47,753
Net deferred income tax asset	71,642	69,235
Funds held under coinsurance - affiliate	42,047	43,444
Other admitted assets	127,279	133,005
Separate account assets	10,359,432	8,812,496
Total Admitted Assets	$24,057,137	$21,734,848

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$10,203,056	$9,734,214
Deposit-type funds	975,288	961,806
Reserves for unpaid claims	95,807	96,711
Dividends payable to policyholders	32,295	34,931
Interest maintenance reserve	64,545	70,109
Accrued commissions, expenses and insurance taxes	112,770	108,541
Accrued separate account transfers	(29,538)	(29,285)
Asset valuation reserve	214,022	154,620
Other liabilities	336,206	280,079
Separate account liabilities	10,359,432	8,812,496
Total Liabilities	22,363,883	20,224,222

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,941	49,932
Special surplus - Affordable Care Act fee assessment	14,715	—
Unassigned surplus	1,194,649	1,026,745
Total Capital and Surplus	1,693,254	1,510,626
Total Liabilities, Capital and Surplus	$24,057,137	$21,734,848

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2019	2018	2017
Premiums and Other Revenue
Premium income, net	$3,115,518	$2,783,845	$2,726,150
Net investment income	541,505	537,717	503,076
Commissions and expense allowances on reinsurance ceded	28,978	26,725	23,218
Modco reinsurance adjustment – affiliate	15,728	(27,257)	8,054
Income from fees associated with separate accounts	69,039	70,275	68,396
Separate account reserve transfers assumed	3,941	234,830	377,308
Miscellaneous income	33,985	34,950	39,493
Total Premiums and Other Revenue	3,808,694	3,661,085	3,745,695

Expenses
Benefits to policyholders	2,761,958	2,917,265	2,944,371
Modco reinsurance adjustment	3,292	(197,541)	(71,474)
Change in reserves for life, accident and health policies	508,702	335,472	164,795
Commissions	214,351	191,433	161,968
General insurance expenses	399,545	412,407	395,670
Taxes, licenses and fees	43,829	55,396	43,042
Net transfers from separate accounts	(257,635)	(123,219)	(14,153)
Total Expenses	3,674,042	3,591,213	3,624,219

Gain from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	134,652	69,872	121,476
Dividends to policyholders	32,868	33,478	34,062
Gain from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	101,784	36,394	87,414
Federal income tax expense (benefit)	31,941	(16,398)	(6,959)
Gain from Operations before Net Realized Capital Gains	69,843	52,792	94,373
Net realized capital gains, net of taxes	21,404	18,464	11,939
Net Income	91,247	71,256	106,312

Surplus notes
Surplus notes amortization	9	9	8
Unassigned surplus
Change in unrealized gains (losses), net of tax	73,561	(105,661)	37,824
Change in net deferred income taxes	20,499	(4,642)	(100,357)
Change in non-admitted assets	22,426	(28,208)	61,998
Change in asset valuation reserve	(59,402)	19,726	(16,525)
Change in unrecognized actuarial losses on pension, net of tax	(1,361)	2,563	(2,644)
Deferred reinsurance gain, net (Note 13)	35,649	—	—
Dividends paid to common stockholder	—	—	(15,000)
Other	—	—	(99)
Net Change in Capital and Surplus	182,628	(44,957)	71,517

Capital and Surplus at the Beginning of the Year	1,510,626	1,555,583	1,484,066
Capital and Surplus at the End of Year	$1,693,254	$1,510,626	$1,555,583

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2019	2018	2017
OPERATING ACTIVITIES
Premium collected net of reinsurance	$3,125,452	$2,742,645	$2,523,348
Net investment income received	542,945	533,934	492,879
Miscellaneous income	131,482	143,823	135,212
Benefits paid to policyholders	(2,741,955)	(2,446,301)	(2,303,032)
Net transfers from separate accounts	257,382	133,442	31,025
Commissions, expenses and taxes paid	(668,654)	(672,905)	(612,440)
Dividends paid to policyholders	(35,504)	(34,909)	(38,040)
Federal income taxes paid	(4,247)	(22,776)	(16,445)
Net Cash from Operating Activities	606,901	376,953	212,507

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,634,808	1,826,279	1,698,218
Cost of investments acquired	(2,133,732)	(2,220,003)	(1,970,726)
Net change in loans on insurance contracts	(3,412)	(13,880)	(9,592)
Net Cash from Investing Activities	(502,336)	(407,604)	(282,100)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	13,482	(772)	83,980
Dividends to common stockholder	—	—	(15,000)
Other miscellaneous, net	6,177	(2,719)	1,334
Net Cash from Financing and Miscellaneous Activities	19,659	(3,491)	70,314

Net Change in Cash, Cash Equivalents and Short-Term Investments	124,224	(34,142)	721

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	169,798	203,940	203,219

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$294,022	$169,798	$203,940

Non-cash transactions from operating, investing and financing activities:
Conversion of mortgage loans to real estate	$600	$542	$2,170
Recognized commitments for low income housing investments (Note 2)	—	20,000	—
Exchanges of bonds and stocks	84,538	60,310	59,164
Bonds converted to stocks	—	666	2,899
Acquisition of stock from alternative partnerships	251	209	691
Transfer between bonds and short-term investments	997	9,382	—
Impairment of internally developed software costs (Note 1)	1,801	5,029	—
Initial commissions and expense allowances ceded due to combination
coinsurance/quota share funds withheld reinsurance agreement (Note 13)	4,211	—	—

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2019, 2018 and 2017
(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary; Ameritas Investment Corp. (AIC), a broker dealer; Calvert Investments, Inc. (Calvert), a former provider of investment and administrative services in wind down status; and Griffin Realty LLC (Griffin), a company that owns real estate.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company and its subsidiaries operate in 49 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Investments
Under NAIC SAP, investments in bonds and SVO identified investments are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of 6 by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, equity securities are carried at fair value with changes in unrealized gains and losses recognized in income as of January 1, 2019. Prior to 2019, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks are carried at fair value with changes in unrealized gains and losses recognized in income as of January 1, 2019. Prior to 2019, investments in preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

Under NAIC SAP, valuation allowances are established through the asset valuation reserve (AVR) for mortgage loans based on factors applied to different categories of loans based on payment history and type of underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss as losses are estimated to have occurred. Loan losses are charged against the allowance when management believes the uncollectibility of the loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the interest maintenance reserve (IMR) in the accompanying Balance Sheets – Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold. Under NAIC SAP, prepayment penalties and acceleration fees, as it relates to callable debt features, are reported in investment income as the difference between the total proceeds received less investment par value. The capital gains and losses, upon disposal, is the difference between book adjusted carrying value (BACV) and par value. Under GAAP, prepayment penalties, acceleration fees, and capital gains and losses, upon disposal, are all reported in investment income as the difference between the total proceeds received less BACV.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Deferred Policy Acquisition Costs and Intangible Assets
Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long duration accident and health, to the extent associated with successful sales and recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent associated with successful sales and recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, identifiable intangible assets are not recorded. Under GAAP, identifiable intangible assets primarily consist of the amortized value of customer relationships acquired (VOCRA) and non-competition agreements acquired in subsidiary and business block acquisitions. VOCRA is amortized in relation to customer persistency. The non-compete agreements are amortized based on the duration of the commercial agreement.

Unearned Revenue
Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

Non-admitted Assets
Under NAIC SAP, certain assets designated as non-admitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Universal Life and Annuity Policies
Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

Reserves for Life, Accident and Health Policies
Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's best estimates of mortality, interest and withdrawals.

Policyholder Dividends
Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

Reinsurance
Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, i.e., limits or diminishes the transfer of risk by the ceding company to the reinsurer, the agreement shall be accounted for as deposit accounting. In addition, any contractual feature that delays timely reimbursement violates the conditions of reinsurance accounting. Under NAIC SAP, a reinsurance treaty covering contracts that does transfer all of the significant risk inherent in the business being reinsured (e.g., lapse, credit quality, reinvestment or disintermediation risk) qualifies for reinsurance accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and, therefore, be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk, specifically mortality or morbidity risk. Even if mortality and morbidity risk is present in the contract, to qualify for transfer of risk under GAAP, there must also be a reasonable possibility that the reinsurer may realize significant loss from assuming the mortality or morbidity risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. Under GAAP, a business combination occurs when an entity obtains control of acquired activities and assets which meet the definition of a business. In a transaction qualifying as a business combination under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition. Under GAAP, reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. The tax effect of the initial gain in surplus on reinsurance of in-force blocks is reported as commission expense allowance on reinsurance ceded. In subsequent years, the tax effect of the gain is amortized as profits emerge on the reinsured block. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral otherwise non-deferred amounts are netted against expenses. Under GAAP, no such amounts are recorded on reinsurance of in-force blocks of business.

Employee Benefits
Under NAIC SAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus. The prepaid asset that results from an excess of the fair value of plan assets over the pension obligation is recorded as a non-admitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Actuarial gains and losses are recognized immediately as general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis as a component of net periodic benefit cost in the period incurred outside of the 10% corridor under the minimum method for amortization. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, prior service costs are recorded as a component of other comprehensive income, net of tax. Actuarial and plan asset gains and losses are immediately recognized as a component of net periodic benefit costs in the period incurred outside of a 10% corridor.

Federal Income Taxes
NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Surplus Notes
Surplus notes are reported as surplus under NAIC SAP, and would be reported as a liability under GAAP. Under NAIC SAP, interest cannot be accrued until written approval has been received from the Department. Under GAAP, interest would be accrued when incurred.

Cash, Cash Equivalents and Short-Term Investments
Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Comprehensive Income
Comprehensive income and its components are not presented under NAIC SAP.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Goodwill
Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. Calvert is accounted for under the equity method. Calvert does not have a GAAP audit performed, so the Company non-admits this asset. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $134,656 and $127,821 at December 31, 2019 and 2018, respectively. The Federal Home Loan Bank (FHLB) common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $444, $462, $480, $498, $518 and $11,388 during the years ended December 31, 2020, 2021, 2022, 2023, 2024 and thereafter, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2019 and 2018, the amount of borrowing over the carrying value of real estate property was $3,280 and $2,929, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity when purchased of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying amount of Griffin, an affiliated limited liability company was $1,265 and $2,999 at December 31, 2019 and 2018, respectively. Griffin did not have a GAAP audit performed, so the Company non-admits this asset. Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $0, $1,102 and $1,125 were recorded as realized losses during 2019, 2018 and 2017, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The notional amount of the futures contracts at December 31, 2019 and 2018 was $(162,252) and $(84,717), respectively.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2019 and 2018 was $18,923 and $10,844, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. An interest rate swap is an agreement between two parties to exchange a stream of future cash flows based on a notional (principal) amount over a specified period of time. The Company trades “plain vanilla” interest rate swaps where a fixed payment is exchanged for a floating payment where the floating payment is based on three-month LIBOR. The Company does not receive cash on the initial purchase or sale of an interest rates swap, but will receive or pay cash daily based on the change in value of the position. The notional amount of the interest rate swaps at December 31, 2019 and 2018 was $270,000 and $130,000, respectively.

The Company is required to post collateral to the brokering bank for swaps. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the swaps transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets - Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2019 and 2018 was $24,839 and $12,979, respectively.

Since interest rate swaps are not considered an effective hedge, the total variation margin on open swaps is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The total variation margin on closed interest rate swaps is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 23, 2021. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through December 1, 2020. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2019. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to post collateral to the brokering bank for options. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2019 and 2018 was $1,989 and $2,952, respectively.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The credit exposure is limited to the fair value of the options as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2019	2018	2019	2018
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned	Other investments	$1,228,402	$1,028,597	$116,092	$13,917
OTC index call option contracts written	Other investments	(823,562)	(903,020)	(54,259)	(3,710)
Exchange traded index call option contracts owned	Other investments	770,931	521,996	103,906	7,517
Equity put option contracts owned	Other investments	—	9,100	—	27
Total asset derivatives		$1,175,771	$656,673	$165,739	$17,751

The fair value of the related derivative liabilities are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2019	2018	2019	2018
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	Other liabilities	$767,016	$514,591	$69,433	$3,247
Equity put option contracts written	Other liabilities	—	4,100	—	3
Total liability derivatives		$767,016	$518,691	$69,433	$3,250

The amounts recognized in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures and interest rate swaps are as follows:

	Summary of Operations and Changes in Capital and Surplus - Statutory Basis Location	Amount Recognized
		2019	2018	2017
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	Net investment income	$3,679	$13,675	$20,684
Exchange traded index call option contracts - closed	Net investment income	5,455	11,974	11,456
Equity put option contracts - closed	Net investment income	(338)	(84)	(534)
Futures contracts - closed	Net investment income	(29,900)	5,894	(25,369)
Interest rate swap contracts - closed	Net investment income	23,920	(14,716)	(15,249)
Total recognized in net investment income		$2,816	$16,743	$(9,012)
OTC index call option contracts - open	Change in unrealized gains (losses)	$45,017	$(34,773)	$4,833
Exchange traded index call option contracts - open	Change in unrealized gains (losses)	24,065	(21,425)	5,561
Equity put option contracts - open	Change in unrealized gains (losses)	137	(137)	3
Futures contracts - open	Change in unrealized gains (losses)	(4,655)	3,900	(2,071)
Interest rate swap contracts - open	Change in unrealized gains (losses)	(12,319)	5,823	19,793
Total recognized in change in unrealized gains (losses)		$52,245	$(46,612)	$28,119

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is non-admitted. The amount excluded from unassigned surplus was $561, $0, $0 at December 31, 2019, 2018 and 2017, respectively.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-Admitted Assets
In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred income tax assets, prepaid expenses, advances to agents, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $138,241 and $160,667 at December 31, 2019 and 2018, respectively.

Furniture and Equipment
Electronic data processing (EDP) equipment at cost of $18,968 and $18,131 and operating software at cost of $1,302 and $2,310 are carried at cost less accumulated depreciation at December 31, 2019 and 2018, respectively. The admitted value of the Company’s EDP and operating software is limited to three percent of capital and surplus, however the Company was not required to impose this limitation. The admitted portion at cost, net of accumulated depreciation of $18,348 and $17,885 was $1,922 and $2,556, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2019 and 2018. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated. During 2019, 2018 and 2017, the Company impaired $1,801, $5,029 and $0, respectively, of internally developed software costs which reduced miscellaneous income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years.

Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years.

Depreciation expense on depreciable assets of $7,610, $7,730 and $9,221 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2019, 2018 and 2017, respectively.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for Life, Accident and Health Policies, and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with Actuarial Guideline 43, VA CARVM, reflecting both stochastically generated scenarios and a prescribed standard scenario. The assumptions used in the stochastic scenarios are Prudent Estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. The per $100 of monthly benefit factors are generated based on the 1987 Commissioner’s Group Disability Table (CGDT) assumptions using the appropriate valuation interest rate, quinquennial age groupings, benefit period and duration from disablement. A modification is made for claims in the first two years from disablement.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group and individual dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $8,511,330 or 9.9% and $8,823,288 or 10.9% of the individual life policies in force as of December 31, 2019 and 2018, respectively. Dividends to policyholders also include reinsurance assumed business.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $8,581, $10,908 and $12,421 for 2019, 2018 and 2017, respectively.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes
The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Department has been received.

Income Taxes
The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2019 and 2018.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the Company's consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years before 2015.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company’s products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Statement of Statutory Accounting Principles No. 108 - "Derivatives Hedging Variable Annuity Guarantees" (SSAP No. 108)
In November 2018, the NAIC issued SSAP No. 108 which prescribes guidance for derivatives that hedge interest rate risk of variable annuity guarantees. SSAP No. 108 is effective as of January 1, 2020 with a prospective approach. Early adoption is permitted as of January 1, 2019. The Company has not elected to early adopt and is currently evaluating the impact of this guidance on its financial position and results of operations.

Statement of Statutory Accounting Principles No. 22 - "Leases" (SSAP No. 22R)
In August 2019, the NAIC issued SSAP No. 22R which incorporates guidance issued in 2016 by the Financial Accounting Standards Board (FASB) but rejects the guidance issued by FASB for statutory accounting with retention of the operating lease concept. SSAP No. 22R is effective as of January 1, 2020, with early adoption permitted. The Company has not elected to early adopt and is currently evaluating the impact of this guidance on its financial position and results of operations.

NOTE 2 - INVESTMENTS

Bonds
The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2019
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$156,326	$7,853	$(15)	$164,164
All other governments	2,221	208	—	2,429
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	312,903	14,945	(260)	327,588
Hybrid securities	9,891	3,049	(823)	12,117
Industrial and miscellaneous (unaffiliated)	8,626,225	582,312	(18,433)	9,190,104
Total bonds	$9,107,566	$608,367	$(19,531)	$9,696,402

NOTE 2 - INVESTMENTS, (continued)

December 31, 2018
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$199,417	$3,666	$(1,216)	$201,867
All other governments	2,272	42	—	2,314
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	330,617	5,921	(5,391)	331,147
Hybrid securities	10,798	2,606	(1,049)	12,355
Industrial and miscellaneous (unaffiliated)	8,252,335	102,935	(190,997)	8,164,273
Total bonds	$8,795,439	$115,170	$(198,653)	$8,711,956

At December 31, 2019 and 2018, the amortized cost of bonds was reduced by $32 and $55, respectively, of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $9,107,534 and $8,795,384, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2019 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$345,583	$349,531
Due after one year through five years	2,027,484	2,109,354
Due after five years through ten years	2,327,563	2,465,184
Due after ten years	4,263,120	4,616,262
Bonds with multiple repayment dates	143,816	156,071
Total bonds	$9,107,566	$9,696,402

Proceeds from the sales of bonds were $443,120, $639,981, and $402,941 for the years ended December 31, 2019, 2018 and 2017, respectively.

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2019	2018	2017
Bonds:
Gross realized capital gains on sales	$5,693	$5,062	$10,268
Gross realized capital losses on sales	(5,945)	(5,317)	(1,645)
Net realized capital gains (losses) on sales	(252)	(255)	8,623
Other, including impairments and net gain on dispositions other than sales	(2,116)	(1,579)	2,194
Total bonds	(2,368)	(1,834)	10,817
Preferred stocks	156	—	257
Common stocks	21,698	33,538	30,416
Mortgage loans	246	(1,102)	(354)
Real estate	592	555	(802)
Other investments	15,898	2,021	5,463
Realized capital gains before federal income taxes and transfer to IMR	36,222	33,178	45,797
Realized capital gains transferred to IMR	3,819	2,047	9,962
Federal income tax expense	10,999	12,667	23,896
Net realized capital gains	$21,404	$18,464	$11,939

NOTE 2 - INVESTMENTS, (continued)

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $753,093 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $16,662 and $17,579 in stock was owned at December 31, 2019 and 2018, respectively. Excluding the funding agreements, the Company had no outstanding balance related to the line of credit at any time during 2019 and 2018.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2019	2018
Membership stock - class A	$324	$322
Membership stock - class B	15,782	16,906
Excess stock	556	351
Aggregate total	$16,662	$17,579
Actual or estimated borrowing capacity as determined by the insurer	$753,093	$706,322

As of December 31, 2019 and 2018, the Company did not have any FHLB membership stock, listed above, eligible for redemption.

As of December 31, 2019 and 2018, the Company had issued $500,000 of funding agreements with the FHLB. There is $992,902 and $928,577 of bonds and mortgage loans pledged as collateral at December 31, 2019 and 2018, respectively, as a result of these agreements. The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds of $500,865 and $501,124 on the Balance Sheets – Statutory Basis as of December 31, 2019 and 2018, respectively.

The values of the bonds and mortgage loans pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2019	2018
Fair value	$1,039,302	$925,363
Carrying value	$992,902	$928,577
Aggregate total borrowing - funding agreements	$500,000	$500,000

The maximum amount of collateral pledged to the FHLB during December 31 is as follows:

	General Account
	2019	2018
Fair value	$1,052,994	$925,363
Carrying value	$999,254	$928,577
Amount borrowed at time of maximum collateral - funding agreements	$500,000	$500,000

The Company does not have any prepayment obligations related to the funding agreements.

NOTE 2 - INVESTMENTS, (continued)

Restricted Assets
A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2019
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$16,662	$17,579	$(917)	$—	$16,662	0.069%	0.069%
Bonds on deposit with states	132,873	132,618	255	—	132,873	0.549%	0.552%
Pledged collateral to FHLB
(including assets backing
funding agreements)	992,902	928,577	64,325	—	992,902	4.104%	4.127%
Pledged as collateral not
captured in other categories:
Derivatives	45,751	26,775	18,976	—	45,751	0.189%	0.190%
Other restricted assets:
Policy Loans reinsurance
assumed	137,280	148,778	(11,498)	—	137,280	0.567%	0.571%
Bonds and short-term
investments from
reinsurance assumed	1,136,548	1,167,693	(31,145)	—	1,136,548	4.697%	4.724%
Total restricted assets	$2,462,016	$2,422,020	$39,996	$—	$2,462,016	10.175%	10.233%

December 31, 2018
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$17,579	$18,606	$(1,027)	$—	$17,579	0.080%	0.081%
Bonds on deposit with states	132,618	132,412	206	—	132,618	0.606%	0.610%
Pledged collateral to FHLB
(including assets backing
funding agreements)	928,577	745,924	182,653	—	928,577	4.241%	4.272%
Pledged as collateral not
captured in other categories:
Derivatives	26,775	31,938	(5,163)	—	26,775	0.122%	0.123%
Other restricted assets:
Policy Loans reinsurance
assumed	148,778	158,931	(10,153)	—	148,778	0.679%	0.685%
Bonds and short-term
investments from
reinsurance assumed	1,167,693	1,149,812	17,881	—	1,167,693	5.333%	5.372%
Total restricted assets	$2,422,020	$2,237,623	$184,397	$—	$2,422,020	11.061%	11.143%

NOTE 2 - INVESTMENTS, (continued)

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2019
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$8,456	$(15)	$—	$—	$8,456	$(15)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	31,015	(259)	18	(1)	31,033	(260)
Hybrid securities	—	—	4,315	(823)	4,315	(823)
Industrial and miscellaneous (unaffiliated)	558,437	(5,366)	327,100	(13,067)	885,537	(18,433)
Total bonds	597,908	(5,640)	331,433	(13,891)	929,341	(19,531)
Preferred stocks	1,344	(23)	3,585	(574)	4,929	(597)
Common stocks	13,404	(699)	5,445	(467)	18,849	(1,166)
Total	$612,656	$(6,362)	$340,463	$(14,932)	$953,119	$(21,294)

	December 31, 2018
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$14,698	$(100)	$45,776	$(1,116)	$60,474	$(1,216)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	15,998	(100)	146,240	(5,291)	162,238	(5,391)
Hybrid securities	2,951	(83)	4,026	(966)	6,977	(1,049)
Industrial and miscellaneous (unaffiliated)	2,800,929	(97,948)	1,747,801	(93,049)	4,548,730	(190,997)
Total bonds	2,834,576	(98,231)	1,943,843	(100,422)	4,778,419	(198,653)
Preferred stocks	5,464	(639)	734	(95)	6,198	(734)
Common stocks	64,152	(7,964)	2,243	(429)	66,395	(8,393)
Total	$2,904,192	$(106,834)	$1,946,820	$(100,946)	$4,851,012	$(207,780)

The unrealized losses related to bonds in 2019 and 2018 reported above were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2019 and 2018.

NOTE 2 - INVESTMENTS, (continued)

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2019, 2018 and 2017.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2019 and 2018, bonds at book/adjusted carrying value totaling $397,446 and $435,667, respectively, (4.4% and 4.9%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2019, 2018 and 2017, the Company recorded realized losses for other-than-temporary impairments on bonds of $3,798, $4,081 and $593, respectively.

The Company did not recognize any other-than-temporary impairments on loan-backed and structured security investments in 2019.

A summary of loan-backed and structured security investments included in industrial and miscellaneous (unaffiliated) with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2019
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$445,888	$442,855	$(3,033)	$239,381	$231,896	$(7,485)

December 31, 2018
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$556,537	$548,550	$(7,987)	$517,326	$501,667	$(15,659)

Mortgage Loans and Real Estate
For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2019	2018
DSCR distribution
Below 1.0	$65,891	$48,441
1.0 - 1.2	174,352	227,139
1.2 - 1.8	1,031,190	967,978
Greater than 1.8	651,647	549,294
Total	$1,923,080	$1,792,852

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

NOTE 2 - INVESTMENTS, (continued)

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2019	2018
Loan to value
Below 60%	$26,466	$18,902
60-75%	9,065	9,946
Above 75%	299	315
Total	$35,830	$29,163

The key credit quality indicators for the residential mortgage loans are based on payment activity as follows:

	December 31, 2019
	Residential First Mortgages	Second Trusts	Total
Performing	$109,472	$3,769	$113,241
Non-performing	2,786	407	3,193
Total	$112,258	$4,176	$116,434

	December 31, 2018
	Residential First Mortgages	Second Trusts	Total
Performing	$127,640	$5,418	$133,058
Non-performing	5,548	418	5,966
Total	$133,188	$5,836	$139,024

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2019
	Residential	Commercial	Total
Recorded investment (all)
Current	$109,996	$1,952,361	$2,062,357
30-59 days past due	1,910	—	1,910
60-89 days past due	1,335	1,803	3,138
90-179 days past due	623	—	623
180+ days past due	2,570	4,746	7,316
Accruing Interest 180+ Days Past Due
Recorded investment	—	4,746	4,746
Interest accrued	—	561	561
Participant or co-lender in a mortgage loan agreement
Recorded investment	23,705	1,464,978	1,488,683

NOTE 2 - INVESTMENTS, (continued)

	December 31, 2018
	Residential	Commercial	Total
Recorded investment (all)
Current	$128,028	$1,822,015	$1,950,043
30-59 days past due	3,921	—	3,921
60-89 days past due	1,109	—	1,109
90-179 days past due	1,606	—	1,606
180+ days past due	4,360	—	4,360
Accruing Interest 180+ Days Past Due
Recorded investment	—	—	—
Interest accrued	—	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	24,526	1,299,753	1,324,279

At December 31, 2019, the average size of an individual commercial mortgage loan was $2,191. The average size of an individual residential mortgage loan was $241, excluding a loan held as a participant or co-lender in a mortgage agreement, as shown in the table above. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.

The Company had mortgage reserves (the mortgage component of the AVR) of $18,433 and $13,971 at December 31, 2019 and 2018, respectively. As of December 31, 2019, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 12.00% and 3.19% for commercial mortgage loans and 9.63% and 2.00% for residential mortgage loans.

In 2019 and 2018, the Company issued 104 and 96, respectively, new commercial mortgage loans at the maximum and minimum rates of interest of 6.50% and 6.50%, respectively, and 3.75% and 3.19%, respectively, totaling $342,509 and $354,430, respectively. The Company did not acquire any new residential mortgage loans in 2019. In 2018, the Company participated in a new residential mortgage loan agreement at a rate of interest of 4.19%, totaling $24,526.

At December 31, 2019 and 2018, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment. The Company had no impairments for commercial mortgage loans during 2019, 2018 and 2017. Impairments for residential mortgage loans were $51, $277 and $742 during 2019, 2018 and 2017, respectively.

The Company had no investment in impaired loans with credit losses as of December 31, 2019 and 2018. The investment in impaired loans without credit losses are as follows:

	December 31, 2019
	Residential	Commercial	Total
No allowance for credit losses	$71,968	$2,440	$74,408

	December 31, 2018
	Residential	Commercial	Total
No allowance for credit losses	$85,328	$2,536	$87,864

NOTE 2 - INVESTMENTS, (continued)

A summary of information pertaining to impaired loans is as follows:

	December 31, 2019
	Residential	Commercial	Total
Average recorded investment	$78,938	$2,489	$81,427
Interest income recognized	3,880	163	4,043
Recorded investments on nonaccrual status	3,193	—	3,193
Amount of interest income recognized using the cash basis method
of accounting	3,884	163	4,047

	December 31, 2018
	Residential	Commercial	Total
Average recorded investment	$91,614	$2,582	$94,196
Interest income recognized	4,087	169	4,256
Recorded investments on nonaccrual status	5,966	—	5,966
Amount of interest income recognized using the cash basis method
of accounting	4,094	169	4,263

The mortgage loans derecognized as a result of foreclosure is as follows:

	December 31
	2019	2018
Aggregate amount of mortgage loans derecognized	$555	$538
Real estate collateral recognized	600	542

A summary of information pertaining to real estate sales is as follows:

	December 31, 2019
	Residential	Commercial	Total
Number of sales	4	—	4
Gain recognized	$762	$—	$762

	December 31, 2018
	Residential	Commercial	Total
Number of sales	7	1	8
Gain recognized	$292	$451	$743

The gains recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

No residential real estate properties were classified as held for sale for the years ended December 31, 2019 and 2018. The commercial real estate properties classified as held for sale have recorded values of $2,065 for the years ended December 31, 2019 and 2018.

Residential real estate is acquired through the foreclosure of residential mortgage loans. The Company’s intent is to dispose of all acquired residential real estate by sale as soon as economically feasible, which is typically within one year from acquisition.

Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale. Sales are usually within one year, based on economic factors, but may be extended per other executed agreements.

NOTE 2 - INVESTMENTS, (continued)

Real estate property impairments, which the Company recognizes as other-than-temporary and records as realized losses, is as follows:

	December 31, 2019
	Residential	Commercial	Total
Number of impairments	2	—	2
Impairment losses recorded	$170	$—	$170

	December 31, 2018
	Residential	Commercial	Total
Number of impairments	4	—	4
Impairment losses recorded	$178	$—	$178

Fair value for impaired commercial real estate and residential real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Troubled Debt Restructuring
A summary of information pertaining to mortgage loans with restructured terms is as follows:

	December 31, 2019
	Residential	Commercial	Total
Number of loans	251	1	252
Carry value	$68,950	$2,440	$71,390
Interest income	3,523	163	3,686

	December 31, 2018
	Residential	Commercial	Total
Number of loans	282	1	283
Carry value	$81,010	$2,536	$83,546
Interest income	3,972	169	4,141

The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method. There were one and five short sales on residential mortgage loans in 2019 and 2018, respectively.

Low-Income Housing Tax Credit Investments
The Company has up to 13 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2019 and 2018, the Company recognized $5,479 and $5,153, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $51,427 and $56,544 and in other liabilities was $21,257 and $27,265 for the years ended December 31, 2019 and 2018, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $9,649, $9,088, $1,695, in 2020, 2021 and 2022, respectively, and $825 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC during December 31, 2019 and 2018. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits during December 31, 2019 and 2018.

NOTE 2 - INVESTMENTS, (continued)

Offsetting and Netting of Assets and Liabilities
Call options that qualified for offsetting and netting are as follows:

	December 31, 2019			December 31, 2018
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$116,092	$54,259	$61,833	$13,917	$3,710	$10,207

Liabilities:
Derivatives - call options	$54,259	$54,259	$—	$3,710	$3,710	$—

At December 31, 2019 and 2018, the net asset amount of $61,833 and $10,207, respectively, was recorded in other investments on the Balance Sheets – Statutory Basis.

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2019	2018	2017
Income:
Bonds	$385,443	$371,077	$372,170
Preferred stocks	369	402	431
Common stocks	13,060	13,707	18,288
Mortgage loans	103,311	95,347	90,873
Real estate[1]	17,132	17,836	18,028
Loans on insurance contracts	32,546	29,916	28,111
Short-term investments	4,756	2,402	1,400
Derivatives	2,816	16,743	(9,012)
Other investments	32,445	23,716	23,440
Amortization of interest maintenance reserve	8,581	10,908	12,421
Gross investment income	600,459	582,054	556,150
Total investment expenses	58,954	44,337	53,074
Net investment income	$541,505	$537,717	$503,076
1Includes amounts for the occupancy of company-owned property of $9,106, $9,161 and $9,438 in 2019, 2018, and 2017, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2019 and 2018, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 60 and 91, respectively, and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee was $4,518 and $5,919, respectively.

Fair Value Measurements
Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

NOTE 2 - INVESTMENTS, (continued)

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2019
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$—	$433	$85	$—	$518
Total bonds	—	433	85	—	518
Common stock
Industrial and miscellaneous (unaffiliated)	321,498	—	—	—	321,498
Total common stocks	321,498	—	—	—	321,498
Other investments	22,328	—	—	—	22,328
Derivative assets
Exchange traded index call options	103,906	—	—	—	103,906
Over the counter index call options	—	61,833	—	—	61,833
Total other investments	126,234	61,833	—	—	188,067
Separate account assets	—	—	—	10,359,432	10,359,432
Total assets at fair value/net asset value	$447,732	$62,266	$85	$10,359,432	$10,869,515

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$69,433	$—	$—	$—	69,433
Total liabilities at fair value	$69,433	$—	$—	$—	$69,433

NOTE 2 - INVESTMENTS, (continued)

	December 31, 2018
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$—	$—	$85	$—	$85
Total bonds	—	—	85	—	85
Common stock
Industrial and miscellaneous (unaffiliated)	298,282	—	—	—	298,282
Total common stocks	298,282	—	—	—	298,282
Other investments	20,569	—	—	—	20,569
Derivative assets
Exchange traded index call and equity put options	7,544	—	—	—	7,544
Over the counter index call options	—	10,207	—	—	10,207
Total other investments	28,113	10,207	—	—	38,320
Separate account assets	—	—	—	8,812,496	8,812,496
Total assets at fair value/net asset value	$326,395	$10,207	$85	$8,812,496	$9,149,183

Liabilities at fair value
Derivative liabilities
Exchange traded index call and equity put options (written)	$3,250	$—	$—	$—	$3,250
Total liabilities at fair value	$3,250	$—	$—	$—	$3,250

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities
These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets
The Company's Level 2 assets includes bonds and OTC index call options. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the Index call options. The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets
The Company classified asset-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2019 and 2018. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on unobservable market data due to lack of observable measurements. Also, securities with a fair value based only on uncorroborated dealer quotes or internal valuations are assigned to Level 3.

NAV - Financial Assets
Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

NOTE 2 - INVESTMENTS, (continued)

The following tables summarize changes to our financial instruments for the years ended December 31, 2019 and 2018 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2019	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Ending balance at 12/31/2019
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$85	$57	$—	$(57)	$—	$—	$85
Total assets	$85	$57	$—	$(57)	$—	$—	$85

	Beginning balance at 1/1/2018	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Ending balance at 12/31/2018
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$1,076	$—	$(991)	$—	$—	$—	$85
Total assets	$1,076	$—	$(991)	$—	$—	$—	$85
Transfers into Level 3 during 2019 included securities measured at lower of cost or market, reported at fair value in 2019 and at cost in 2018. Transfers out of Level 3 during 2018 included securities measured at lower of amortized cost or market and reported at amortized cost in 2018 and at fair value in 2017.

The following table presents information about significant unobservable inputs used in Level 3 assets measured at fair value:

December 31, 2019
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Asset-backed securities [3]	$85	Vendor price	Price	70 - 70 (70)	Increase
¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
3 Primarily collateralized by home equity.

December 31, 2018
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Asset-backed securities [3]	$85	Vendor price	Price	70 - 70 (70)	Increase
¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

³	Primarily collateralized by home equity.

NOTE 2 - INVESTMENTS, (continued)

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2019
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$9,696,402	$9,107,534	$—	$6,694,026	$3,002,376	$—
Preferred stocks	5,760	6,355	—	5,760	—	—
Common stocks	338,160	338,160	321,498	16,662	—	—
Mortgage loans	2,171,252	2,075,344	—	—	2,171,252	—
Cash, cash equivalents and short-term
investments	294,022	294,022	294,022	—	—	—
Loans on insurance contracts	666,163	559,341	—	—	666,163	—
Other investments	330,551	320,895	131,984	136,463	62,104	—
Investment income due and accrued	115,719	115,719	115,719	—	—	—
Separate account assets	—	10,359,432	—	—	—	10,359,432
Total financial assets	$13,618,029	$23,176,802	$863,223	$6,852,911	$5,901,895	$10,359,432

Liabilities:
Deposit-type funds	$975,019	$975,288	$—	$—	$975,019	$—
Borrowings	3,375	3,353	—	—	3,375	—
Derivative liabilities	69,433	69,433	69,433	—	—	—
Separate account liabilities	—	10,359,432	—	—	—	10,359,432
Total financial liabilities	$1,047,827	$11,407,506	$69,433	$—	$978,394	$10,359,432

December 31, 2018
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$8,711,956	$8,795,384	$—	$6,324,229	$2,387,727	$—
Preferred stocks	9,632	10,261	—	9,632	—	—
Common stocks	315,861	315,861	298,282	17,579	—	—
Mortgage loans	1,971,662	1,961,039	—	—	1,971,662	—
Cash, cash equivalents and short-term
investments	169,798	169,798	169,798	—	—	—
Loans on insurance contracts	594,818	555,947	—	—	594,818	—
Other investments	162,606	163,531	32,181	64,382	66,043	—
Investment income due and accrued	112,759	112,759	112,759	—	—	—
Separate account assets	—	8,812,496	—	—	—	8,812,496
Total financial assets	$12,049,092	$20,897,076	$613,020	$6,415,822	$5,020,250	$8,812,496

Liabilities:
Deposit-type funds	$960,740	$961,806	$—	$—	$960,740	$—
Borrowings	2,901	3,005	—	—	2,901	—
Derivative liabilities	3,250	3,250	3,250	—	—	—
Separate account liabilities	—	8,812,496	—	—	—	8,812,496
Total financial liabilities	$966,891	$9,780,557	$3,250	$—	$963,641	$8,812,496

NOTE 2 - INVESTMENTS, (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk. The fair value of residential mortgage loans is determined by the Yield-Based or Price-Based approach. The Yield-Based approach, applied to performing and sub-performing loans, estimates fair value by first modeling contractual cash flows and then discounting the cash flows at an appropriate discount rate that incorporates an appropriate base rate (e.g., Treasury) to which a risk premium (spread) is added. The Price-Based approach, applied to non-performing loans (greater than 90 days past due) along with certain sub-performing loans, utilizes a direct estimate of a loan’s net present value or dollar price, largely based on underlying collateral values.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. OTC index call options where the primary inputs to valuations include broker quotes that utilize inputs tailored to the remaining term of each call option and are assigned to Level 2. The fair value for other investments assigned to Level 3 are based on quoted market prices where trading activity is not available to corroborate or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 3 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2019 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$194,085	$4,943	$199,028
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	194,085	4,943	199,028
Deferred tax assets non-admitted	60,967	—	60,967
Subtotal net admitted deferred tax assets	133,118	4,943	138,061
Deferred tax liabilities	30,529	35,890	66,419
Net admitted deferred tax assets/(net deferred tax liability)	$102,589	$(30,947)	$71,642

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2019 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$71,642	$—	$71,642
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$71,642	$—	$71,642
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$242,954
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$61,476	$4,943	$66,419
Deferred tax assets admitted as the result of application
of NAIC SAP	$133,118	$4,943	$138,061

The components of the net deferred tax asset/(liability) as of December 31, 2018 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$186,645	$5,390	$192,035
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	186,645	5,390	192,035
Deferred tax assets non-admitted	68,224	—	68,224
Subtotal net admitted deferred tax assets	118,421	5,390	123,811
Deferred tax liabilities	33,966	20,610	54,576
Net admitted deferred tax assets/(net deferred tax liability)	$84,455	$(15,220)	$69,235

NOTE 3 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2018 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$69,235	$—	$69,235
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$69,235	$—	$69,235
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$215,825
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$49,186	$5,390	$54,576
Deferred tax assets admitted as the result of application
of NAIC SAP	$118,421	$5,390	$123,811

The changes in the components of the net deferred tax asset/(liability) from December 31, 2018 to December 31, 2019 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$7,440	$(447)	$6,993
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	7,440	(447)	6,993
Deferred tax assets non-admitted	(7,257)	—	(7,257)
Subtotal net admitted deferred tax assets	14,697	(447)	14,250
Deferred tax liabilities	(3,437)	15,280	11,843
Net admitted deferred tax assets/(net deferred tax liability)	$18,134	$(15,727)	$2,407

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$2,407	$—	$2,407
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$2,407	$—	$2,407
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$27,129
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$12,290	$(447)	$11,843
Deferred tax assets admitted as the result of application
of NAIC SAP	$14,697	$(447)	$14,250

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

NOTE 3 - INCOME TAXES, (continued)

The Company used the following amounts in determining the DTA admissibility:

	2019	2018
Ratio percentage used to determine recovery period and
threshold limitation above	1,086%	977%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$1,619,690	$1,438,835

There were no tax planning strategies utilized as of December 31, 2019 or 2018.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2019	2018	2017
Federal	$31,941	$(16,398)	$(6,959)
Federal income tax on net capital gains	11,801	13,097	27,383
Federal income tax incurred/(recovered)	$43,742	$(3,301)	$20,424

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2019	2018	2017	from 2018	from 2017
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$136	$132	$108	$4	$24
Unearned premium reserve	389	397	361	(8)	36
Policyholder reserves	62,589	57,031	54,817	5,558	2,214
Investments	57	289	525	(232)	(236)
Deferred acquisition costs	67,107	65,041	63,086	2,066	1,955
Policyholder dividends accrual	1,806	1,943	1,978	(137)	(35)
Fixed assets	85	73	95	12	(22)
Compensation and benefits accrual	27,200	24,673	26,061	2,527	(1,388)
Receivables - non-admitted	13,549	15,323	15,045	(1,774)	278
Net operating loss carry-forward	294	440	882	(146)	(442)
Tax credit carry-forward	—	35	—	(35)	35
Coinsurance/modified coinsurance transaction	12,219	13,267	14,314	(1,048)	(1,047)
Other (including items <5% of total
ordinary tax assets)	8,654	8,001	8,259	653	(258)
Subtotal	194,085	186,645	185,531	7,440	1,114
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted deferred tax assets	60,967	68,224	60,819	(7,257)	7,405
Admitted ordinary deferred tax assets	$133,118	$118,421	$124,712	$14,697	$(6,291)

NOTE 3 - INCOME TAXES, (continued)

	December 31			Change	Change
	2019	2018	2017	from 2018	from 2017
Capital
Investments	$1,486	$1,863	$1,756	$(377)	$107
Real Estate	2,797	2,682	2,987	115	(305)
Other (including items <5% of total
ordinary tax assets)	660	845	1,436	(185)	(591)
Subtotal	4,943	5,390	6,179	(447)	(789)
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted	—	—	—	—	—
Admitted capital deferred tax assets	4,943	5,390	6,179	(447)	(789)
Admitted deferred tax assets	$138,061	$123,811	$130,891	$14,250	$(7,080)

Deferred tax liabilities:
Ordinary
Investments	$3,123	$3,277	$3,301	$(154)	$(24)
Fixed assets	3,322	4,062	4,626	(740)	(564)
Policyholder reserves	20,597	23,804	28,408	(3,207)	(4,604)
Unearned commissions	3,343	2,673	2,157	670	516
Other (including items <5% of total
ordinary tax liabilities)	144	150	459	(6)	(309)
Subtotal	$30,529	$33,966	$38,951	$(3,437)	$(4,985)

Capital
Investments	$35,890	$20,610	$30,497	$15,280	$(9,887)
Subtotal	$35,890	$20,610	$30,497	$15,280	$(9,887)

Deferred tax liabilities	$66,419	$54,576	$69,448	$11,843	$(14,872)

Net deferred tax assets	$71,642	$69,235	$61,443	$2,407	$7,792

The change in the net admitted deferred tax assets was $2,407, $7,792 and $(46,636) for the years ended December 31, 2019, 2018 and 2017, respectively. The change in non-admitted deferred tax assets of $(7,257), $7,405 and $(62,794) was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2019, 2018 and 2017, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2019	2018	Change
Total gross deferred tax assets	$199,028	$192,035	$6,993
Total deferred tax liabilities	66,419	54,576	11,843
Net deferred tax asset	$132,609	$137,459	(4,850)
Tax effect of change in unrealized gains and pension liability			25,349
Change in net deferred income tax			$20,499

	2018	2017	Change
Total gross deferred tax assets	$192,035	$191,710	$325
Total deferred tax liabilities	54,576	69,448	(14,872)
Net deferred tax asset	$137,459	$122,262	15,197
Tax effect of change in unrealized losses and pension liability			(19,839)
Change in net deferred income tax			$(4,642)

NOTE 3 - INCOME TAXES, (continued)

	2017	2016	Change
Total gross deferred tax assets	$191,710	$292,834	$(101,124)
Total deferred tax liabilities	69,448	61,142	8,306
Net deferred tax asset	$122,262	$231,692	(109,430)
Tax effect of change in unrealized gains and pension liability			9,073
Change in net deferred income tax			$(100,357)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2019, 2018 and 2017 were as follows:

	2019	2018	2017
Net gain from operations before income taxes	$101,784	$36,394	$87,414
Net realized capital gains before income taxes	36,222	33,178	45,797
Deferred reinsurance gain, net	35,649	—	—
Other	—	—	(102)
Total pre-tax statutory income	173,655	69,572	133,109
Change in non-admitted assets	8,450	(1,326)	(2,098)
IMR amortization	(8,581)	(10,908)	(12,421)
Affordable Care Act assessment	—	13,324	—
Tax-exempt income	(24,932)	(25,501)	(20,109)
Dividends received deduction	(5,000)	(6,000)	(10,000)
Non-deductible expense	4,223	4,497	2,392
Other	2,392	3,025	2,115
Subtotal	150,207	46,683	92,988
Statutory tax rate	0.21	0.21	0.35
Subtotal	31,543	9,803	32,546
Remeasurement of deferred tax inventory	—	—	94,601
Tax rate differential from provision to return	—	(1,849)	—
Tax credits	(8,300)	(6,613)	(6,366)
Total statutory income taxes	$23,243	$1,341	$120,781

Federal and foreign income tax incurred/(recovered)	$43,742	$(3,301)	$20,424
Change in deferred income tax	(20,499)	4,642	100,357
Total statutory income taxes	$23,243	$1,341	$120,781

The Company has no foreign tax credit carryovers to subsequent years.

At December 31, 2019, the Company has carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2015	Net operating loss	$7	2035
2016	Net operating loss	$1,395	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $18,885, $8,905, $11,801 for the tax years 2017, 2018, 2019, respectively.

There were no deposits admitted under IRC Section 6033.

NOTE 3 - INCOME TAXES, (continued)

The Company joins in a consolidated federal income tax return filed by AMHC. The other members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company	Ameritas Investment Corp.
Ameritas Investment Partners, Inc.	Calvert Investment, Inc.
Ameritas Life Insurance Corp.	Calvert Investment Management, Inc.
Ameritas Life Insurance Corp. of New York

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

During 2018, the Company remitted the full payment of $10 for the repatriation transition tax under the Tax Act with its 2017 federal income tax return.

At December 31, 2019 and 2018, the Company recognized a gross alternative minimum tax (AMT) credit of $0 and $35, respectively, as a deferred tax asset. The Company's AMT credit carryforward at December 31 is as follows:

	2019	2018
Beginning balance of AMT credit carryforward	$35	$35
Adjustments	35	0
Ending balance of AMT credit carryforward	0	35
Non-admitted	0	35
Ending balance	$0	$0

On December 22, 2017, the U.S. federal government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the Tax Act). The Tax Act made changes to the U.S. tax code, including, but not limited to (1) reduced the U.S federal corporate tax rate from 35% to 21%; (2) changed the method of computing tax basis life reserves; (3) changed the method of computing discounting of unpaid health losses; and (4) eliminated net operating loss carrybacks and allowed indefinite carryover periods subject to 80% of pre-net operating loss taxable income.

The NAIC Statutory Accounting Principles Working Group adopted Interpretation (NAIC SAPWG INT): Updated Tax Estimates Under the Tax Cuts and Jobs Act, which provided guidance on accounting for the tax effects of the Tax Act. In accordance with the NAIC SAPWG INT, a company must reflect the 2017 income tax effects of the Tax Act in which the accounting estimates under NAIC SAP were completed. To the extent impacts for accounting estimates under the Tax Act may be considered incomplete but a reasonable estimate was determinable, a company must record an estimate in the 2017 financial statements. If a company cannot determine a reasonable estimate for specific income tax effects of the Tax Act to be included in the 2017 financial statements, it should continue to apply NAIC SAP based on the provision of the tax laws that were in effect prior to the Tax Act being enacted. There are no items for which the Company could not determine a reasonable estimate for 2017. For the period ended December 31, 2017, the Company's remeasurement of deferred taxes due to the change in tax rate was complete and it determined a reasonable estimate for certain effects of tax reform, including but not limited to the change in life reserves and the discounting of unpaid health losses. For the period ended December 31, 2017, the Company recorded a decrease in net deferred tax assets of $81,508 as a result of the Tax Act. December 22, 2018 marked the end of the measurement period for purposes of NAIC SAPWG INT. As such, the Company completed its accounting, based on published guidance issued from the Internal Revenue Service and the Joint Committee on Taxation, for the income tax effects of the Tax Act and no material adjustments were required to estimates initially recorded.

NOTE 3 - INCOME TAXES, (continued)

During 2017, as a result of the Tax Act, the Company remeasured its deferred tax inventory. Illustrated below was the 2017 impact of the tax rate change on deferred taxes by line item included in unassigned surplus:

	Deferred Taxes at 35%	Deferred Taxes at 21%	Tax Rate Impact
Change in unrealized gains/(losses)	$(38,687)	$(23,212)	$(15,475)
Change in unrecognized actuarial losses on pension	5,952	3,571	2,381
Change in net deferred income taxes	236,504	141,902	94,602
Impact from remeasurement of deferred tax inventory	$203,769	$122,261	$81,508

NOTE 4 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

In 2019, 2018 and 2017, the Company received cash dividends of $5,000, $6,000 and $10,000, respectively, from its wholly owned subsidiary, Calvert, which was recorded in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

In 2019, 2018 and 2017, the Company made capital contributions of $0, $5,750 and $0, respectively, to its wholly owned subsidiary, AIC. No additional shares were issued.

In 2019, 2018 and 2017, the Company made capital contributions of $30,000, $0 and $0, respectively, to its wholly owned subsidiary, Ameritas-NY. No additional shares were issued.

In 2019, 2018 and 2017, the Company received a return of capital of $1,000, $0 and $0, respectively, from its wholly owned subsidiary, Griffin, which was accounted for as a reduction in its carrying value.

The Company's variable life and annuity products are distributed through AIC, an affiliated company. Policies placed by this affiliate generated commission and general insurance expense of $16,750, $17,869 and $19,744 for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2019 and 2018, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.

	2019	2018
Ameritas Holding Company	$(3,178)	$(4,601)
Ameritas Life Insurance Corp. of New York	3,041	3,009
Ameritas Investment Corp.	860	913
Ameritas Investment Partners, Inc.	832	916
Calvert Investments, Inc.	1,036	825
Griffin Realty, LLC	—	2
Total	$2,591	$1,064

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been a decrease of $31,076, $33,547 and $34,871 for the years ended December 31, 2019, 2018 and 2017, respectively.

In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement totaled $15,686, $14,793 and $14,147 of which $15,686, $14,793 and $14,116 are included in investment expenses for the years ended December 31, 2019, 2018 and 2017, respectively.

NOTE 4 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

The Company submitted its non-insurance subsidiary, controlled and affiliated entities (non-insurance SCA) filings with the NAIC related to December 31, 2018 on August 13, 2019, in which resubmission of the filing was not required. Additional information regarding this filing is as follows:

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Non-admitted Amount	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method Resubmission Required Y/N
Ameritas Investment Corp.	100.00%	$15,844	$15,844	$—	S2	August 13, 2019	$15,844	Y	N
Calvert Investments, Inc.	100.00%	19,476	—	19,476	S2	August 13, 2019	—	Y	N
Aggregate total	XXX	$35,320	$15,844	$19,476	XXX	XXX	$15,844	XXX	XXX
* S1 - Sub-1, S2 - Sub 2 or RDF - Resubmission of Disallowed Filing

The Company submitted its non-insurance SCA filings with the NAIC related to December 31, 2017 on August 27, 2018, in which resubmission of the filing was not required. Additional information regarding this filing is as follows:

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Non-admitted Amount	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method Resubmission Required Y/N
Ameritas Investment Corp.	100.00%	$16,392	$16,392	$—	S2	August 27, 2018	$16,392	Y	N
Calvert Investments, Inc.	100.00%	32,292	32,292	—	S2	August 27, 2018	32,292	Y	N
Aggregate total	XXX	$48,684	$48,684	$—	XXX	XXX	$48,684	XXX	XXX
* S1 - Sub-1, S2 - Sub 2 or RDF - Resubmission of Disallowed Filing

The Company owns Ameritas-NY for which the audited statutory equity reflects a departure from the NAIC SAP due to state of domicile prescribed practice. This amount was immaterial for 2019 and 2018.

The Company did not have any SCAs or investments in joint ventures, partnerships or limited liability companies that exceed 10% of the Company's total admitted assets in which the Company's share of losses exceeded the investment in the SCA or investment in joint venture, partnership or limited liability company as of December 31, 2019 and 2018.

NOTE 5 - EMPLOYEE BENEFITS

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

NOTE 5 - EMPLOYEE BENEFITS, (continued)

The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2019	2018	2017
Benefit obligation at beginning of year	$44,448	$47,830	$47,525
Service cost	209	398	380
Interest cost	1,813	1,634	1,837
Actuarial gain (loss)	3,742	(1,792)	1,736
Benefits paid	(3,609)	(3,622)	(3,648)
Benefit obligation at end of year	$46,603	$44,448	$47,830

	Pension Benefits
	2019	2018	2017
Fair value of plan assets at beginning of year	$—	$—	$—
Reporting entity contribution	3,609	3,622	3,648
Benefits paid	(3,609)	(3,622)	(3,648)
Fair value of plan assets at end of year	$—	$—	$—

	Pension Benefits
	2019	2018	2017
Components:
Accrued benefit costs	$41,946	$30,686	$30,824
Liability for pension benefits	4,657	13,762	17,006
Assets and liabilities recognized:
Liabilities recognized	46,603	44,448	47,830
Unrecognized liabilities	4,657	13,762	17,006

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2019	2018	2017
Service cost	$209	$398	$380
Interest cost	1,813	1,634	1,837
Amount of recognized losses	2,019	1,452	1,331
Total net periodic benefit cost	$4,041	$3,484	$3,548

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2019	2018	2017
Items not yet recognized as a component of net periodic cost - prior year	$13,762	$17,006	$16,601
Net gain (loss) arising during the period	3,742	(1,792)	1,736
Net loss recognized	(2,019)	(1,452)	(1,331)
Cumulative change in amortization method applied[1]	(10,828)	—	—
Items not yet recognized as a component of net
periodic cost - current year	$4,657	$13,762	$17,006
1Effective January 1, 2019, the Company elected to change its method for amortizing the actuarial gains and losses to the minimum corridor method. This changed the unrecognized actuarial gains and losses to recognize all gains and losses outside of the 10% corridor cumulative upon the election date. All amounts remain components of unassigned surplus under either method of amortization.

NOTE 5 - EMPLOYEE BENEFITS, (continued)

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2019	2018	2017
Net recognized gains	$4,657	$13,762	$17,006

The weighted-average assumptions are as follows:

	Pension Benefits
	2019	2018	2017
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	4.23%	3.53%	3.99%
Rate of compensation increase	4.47%	4.44%	4.44%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	3.14%	4.23%	3.53%
Rate of compensation increase	1.77%	4.47%	4.44%

Future expected pension benefit payments are as follows:

Year	Amount
2020	$4,600
2021	$4,533
2022	$4,448
2023	$4,021
2024	$3,591
2025-2029	$16,428

The accumulated pension benefit obligation for the NQ plans is as follows:

	December 31
	2019	2018
Accumulated benefit obligation	$46,582	$44,444

Projected benefit obligation (PBO)	$46,603	$44,448
Funded status (PBO - Plan assets)	$46,603	$44,448

Unrecognized items:
Unrecognized losses, net of tax	$3,679	$10,872
Total unrecognized items, net of tax	$3,679	$10,872

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. The Company recognized expenses equal to its proportionate share of Plan funding for the years ended December 31, 2019, 2018 and 2017 totaling $0, $19,789 and $19,790, respectively.

Total net periodic benefit cost for the Plan was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2019, 2018 and 2017.

NOTE 5 - EMPLOYEE BENEFITS, (continued)

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees who are not Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $12,791, $12,019 and $11,261 in 2019, 2018 and 2017, respectively.

Additionally, the Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC. The Company will be allocated these costs based primarily on employee counts for its participation in two Voluntary Employee’s Beneficiary Associations (VEBAs) for the postretirement medical and life insurance benefits.

NOTE 6 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $169,075 in dividends in 2020, without prior approval. The Company paid ordinary dividends of $0, $0, $15,000 to AHC, its parent, in 2019, 2018 and 2017, respectively.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2019	2018	2017
Unrealized capital gains (losses), net of taxes	$16,327	$(57,234)	$48,427
Non-admitted asset values	(138,241)	(160,667)	(132,459)
Asset valuation reserve	(214,022)	(154,620)	(174,346)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100 was paid in 2019, 2018 and 2017 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,941 and $49,932 at December 31, 2019 and 2018, respectively, (face value of $50,000 less unamortized discount of $59 and $68 in 2019 and 2018, respectively) was recorded in capital and surplus on the Balance Sheets – Statutory Basis.

NOTE 7 - COMMITMENTS AND CONTINGENCIES

At December 31, 2019 and 2018, respectively, the Company had outstanding agreements to fund mortgages totaling $108,087 and $82,693. In addition at December 31, 2019 and 2018, respectively, the Company has committed to invest $278,357 and $283,685 in equity-type limited partnerships in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2019 and 2018, the Company had FHLB lines of credit available up to $253,093 and $206,322, respectively, if an immediate liquidity need would arise. The Company had no outstanding balance as of December 31, 2019 and 2018 related to these lines of credit.

NOTE 7 - COMMITMENTS AND CONTINGENCIES, (continued)

Affordable Care Act (ACA) Assessments
H.R. 195 (Public Law No. 115-120) was signed into law on January 22, 2018 and imposes a moratorium on the Health Insurance Providers fee for 2019 by amending the effective date of the Affordable Care Act (ACA) Section 9010(j).

The annual fee under ACA is allocated to individual health insurers based on the ratio of the amount of the entity's net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity's portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, of the year the fee is due. The Company has written health insurance subject to the ACA assessment and expects to conduct health insurance business in 2020. The Company estimates its portion of the annual health insurance industry fee to be payable on September 30, 2020 to be $14,715. This amount is reflected in special surplus - Affordable Care Act fee assessment on the Balance Sheets - Statutory Basis.

Reporting the ACA assessment as of December 31, 2019 and 2018 would not have triggered a RBC action level.

	2019	2018
ACA fee assessment payable for the upcoming year	$14,715	$—
ACA fee assessment paid	—	13,324
Premium written subject to ACA 9010 assessment	796,674	—
Total Adjusted Capital before surplus adjustment	1,927,692	1,687,601
Total Adjusted Capital after surplus adjustment	1,912,977	1,687,601
Authorized Control Level	170,875	165,632

Guaranty Funds Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2019, 2018 and 2017 the charge to operations related to these assessments was not significant. The estimated liability for future guaranty fund assessments of $4,408 and $4,663 at December 31, 2019 and 2018, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2019 and 2018, the Company had a related receivable of $3,327 and $3,544, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2019 and 2018 are as follows:

	2019	2018
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$8,186	$9,544
Decreases during the year
Premium tax offset applied	(1,106)	(1,221)
Charge off of estimated premium tax offset	(207)	(802)
	(1,313)	(2,023)
Increases during the year
Assessments paid	443	665
	443	665
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$7,316	$8,186

NOTE 7 - COMMITMENTS AND CONTINGENCIES, (continued)

The liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets as of December 31, 2019 and 2018 are summarized below. The discount rate applied for both years is 3.5%.

	December 31, 2019
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$7,651	$2,846	$5,476	$1,846

	December 31, 2019
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	44	1-20	6

	December 31, 2018
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$7,851	$3,100	$5,695	$1,959

	December 31, 2018
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	44	1-20	6

Litigation and Regulatory Examination
From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations.

There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2019 and 2018.

Uncollectibility of Assets
The Company had admitted assets of $14,393 and $12,522 at December 31, 2019 and 2018, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 8 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans, which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis, is as follows for the years ended December 31:

	2019	2018	2017
Net reimbursement for administrative expenses (including administrative fees) in excess of actual expenses	$(2,979)	$(3,785)	$1,334
Net gain (loss) from operations	$(2,979)	$(3,785)	$1,334

Total claim payment volume	$193,120	$186,092	$186,957

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2019	2018	2017
Gross reimbursement for medical cost incurred	$27,605	$26,495	$24,659
Other income or expenses (including interest paid to or received from plans)	7,388	2,855	2,688
Gross expenses incurred (claims and administrative)	23,507	23,920	28,627
Net gain (loss) from operations	$11,486	$5,430	$(1,280)

NOTE 9 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $4,396, $4,581 and $4,615 in 2019, 2018 and 2017, respectively. The Company has subleased a portion of office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis of $585, $563, and $547 in 2019, 2018 and 2017, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2019:

Calendar Year	Amount
2020	$3,083
2021	1,749
2022	1,529
2023	910
2024 and thereafter	1,100
Total	$8,371

NOTE 10 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, DXC Technology Company (DXC) for which direct premiums written exceed 5% of total capital and surplus. DXC writes ordinary life and individual annuity business and does not have an exclusive contract. DXC has been granted the authority for claims payment, claims adjustment, reinsurance ceding, binding authority, premium collection and underwriting. The total amount of direct premiums written by DXC was $248,018 and $187,308 for the years ended December 31, 2019 and 2018, respectively. For the year ended December 31, 2019, the Company has a third-party administrator, Association Member Benefit Advisors Ltd (AMBA), which wrote group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority, premium collection and underwriting, for which direct premiums exceeded 5% of total capital and surplus. The total amount of direct premiums written by AMBA was $88,252 for the year ended December 31, 2019. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums written by third-party administrators was $491,627, $421,860 and $240,948 for the years ended December 31, 2019, 2018 and 2017, respectively.

NOTE 11 - OTHER ITEMS

Securities on Deposit
Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $120,495 and $115,214 and cash of $4,559 and $9,577 at December 31, 2019 and 2018, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

NOTE 12 - SUBSEQUENT EVENTS

The Company is monitoring the COVID-19 developments and is in process of evaluating the key impacts to financial reporting, controls and operations. As events and both global and local responses continue to rapidly evolve, we are not able to determine the impact to our business at this time.

The Company has evaluated events subsequent to December 31, 2019 and through March 20, 2020, the date the financial statements were available to be issued.

NOTE 13 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. The Company has exposure to one reinsurer that is under an order of rehabilitation where a potential loss could occur, however an amount for loss is not estimable and has not been recognized at December 31, 2019. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2019	2018	2017
Assumed[1]	$110,358	$101,866	$312,092
Ceded	(253,164)	(211,135)	(238,666)
Reinsurance premiums, net	$(142,806)	$(109,269)	$73,426
¹ Includes modco reinsurance premiums of $7,041, $8,357 and $203,281 in 2019, 2018 and 2017, respectively.

NOTE 13 - REINSURANCE, (continued)

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2019, 2018 and 2017.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party.  Under the agreement, the Company ceded $40,879 of reserves to the third party.  This agreement included an in-force block of business, which was accounted for in accordance with NAIC SAP, and that required any increase in surplus, net of federal income taxes of $4,318, on in-force business issued prior to the effective date of the agreement to be identified separately and included as a direct item to surplus by the ceding company.  As a result of this agreement there was $36,561 recorded in the change in surplus as a result of reinsurance, net of taxes, on the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company entered a coinsurance/modified coinsurance transaction (the Transaction) of a group annuity block with a third party, which was effective on September 1, 2016. The Transaction provided for subsequent Assumption reinsurance when all regulatory and/or contract holder or participant approvals were received by the Company. Approvals were received on contracts in force during 2018 and 2019 whereby the Assumption reinsurance was completed on the block. No further Assumption reinsurance activities are required and the reinsurance agreements are terminated due to completion. Additionally, on November 30, 2018, all New York contracts were recaptured by the third party from the Company and concurrently assumed by the Company’s 100% owned New York domiciled company, Ameritas NY.

The following is a summary of the impacts for the Assumption reinsurance and recapture as of and for the years ending December 31, 2019 and 2018 :

	2019	2018
Cash, cash equivalents and short-term investments - recapture	$—	$(16,341)
Separate account assets - assumption	107,764	2,177,485
Total Admitted Assets	$107,764	$2,161,144

Reserves for life contracts, accident and health policies - recapture	$—	$(14,588)
Deposit-type funds - recapture	—	(1,753)
Separate account liabilities - assumption	107,764	2,177,485
Total Liabilities	$107,764	$2,161,144

Premium income, net - recapture	$—	$(14,588)
Change in reserves for life, accident and health policies - recapture	—	14,588
Gain (Loss) from Operations before Federal Income Tax Expense (Benefit)	$—	$—

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2019 and 2018, invested assets of $1,149,502 and $1,181,178, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 4.8% and 5.4% of the Company’s admitted assets at December 31, 2019 and 2018, respectively.

NOTE 14 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2019	2018	2017
Total reserve for unpaid claims at January 1	$278,529	$272,472	$278,445
Less reinsurance assumed	(17,238)	(17,455)	(17,375)
Plus reinsurance ceded	147,259	137,198	134,926
Direct balance	408,550	392,215	395,996

Incurred related to:
Current year	611,690	581,727	529,845
Prior year	1,803	(1,233)	(3,923)
Total incurred	613,493	580,494	525,922

Paid related to:
Current year	520,536	487,961	448,919
Prior year	83,021	76,198	80,784
Total paid	603,557	564,159	529,703

Direct balance	418,486	408,550	392,215
Plus reinsurance assumed	17,354	17,238	17,455
Less reinsurance ceded	(151,501)	(147,259)	(137,198)
Total reserve for unpaid claims at December 31	$284,339	$278,529	$272,472

As a result of unfavorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses increased by $1,803 for the year ended December 31, 2019. As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $1,233 and $3,923 for the years ended December 31, 2018 and 2017, respectively. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2019.

The Company paid assumed reinsurance claims of $74,081, $71,930 and $68,418 and incurred assumed reinsurance claims of $74,197, $71,713 and $68,498 for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company paid ceded reinsurance claims of $21,608, $19,017 and $20,556, and incurred ceded reinsurance claims of $25,850, $29,078 and $22,828 for the years ended December 31, 2019, 2018 and 2017, respectively.

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 15 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2019 and 2018, respectively, the Company had $12,581,202 and $9,242,809 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $64,218 and $43,206 at December 31, 2019 and 2018, respectively.

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2019
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender
charge of 5% or more	1,144,600	—	—	1,144,600	20.1%
At fair value	—	—	2,521,904	2,521,904	44.3%
Total with adjustment or at fair value	1,144,600	—	2,521,904	3,666,504	64.4%
At book value without adjustment
(minimal or no charge)	1,810,124	—	—	1,810,124	31.8%
Not subject to discretionary withdrawal	214,034	—	—	214,034	3.8%
Total gross	3,168,758	—	2,521,904	5,690,662	100.0%
Reinsurance ceded	77,250	—	—	77,250
Total individual annuity reserves	$3,091,508	$—	$2,521,904	$5,613,412
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) in the year after the statement date:	$245,976	$—	$—	$245,976

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$1,001,779	$—	$—	$1,001,779	13.6%
At book value less current surrender
charge of 5% or more	—	—	—	—	—%
At fair value	—	—	6,184,657	6,184,657	83.9%
Total with adjustment or at fair value	1,001,779	—	6,184,657	7,186,436	97.5%
At book value without adjustment
(minimal or no charge)	138,978	—	—	138,978	1.9%
Not subject to discretionary withdrawal	45,333	—	—	45,333	0.6%
Total gross	1,186,090	—	6,184,657	7,370,747	100.0%
Reinsurance ceded	12,853	—	—	12,853
Total group annuity reserves	$1,173,237	$—	$6,184,657	$7,357,894
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) in the year after the statement date:	$—	$—	$—	$—

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2019
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$188,861	$—	$—	$188,861	11.3%
At book value less current surrender
charge of 5% or more	—	—	—	—	—%
At fair value	—	—	700,889	700,889	41.8%
Total with adjustment or at fair value	188,861	—	700,889	889,750	53.1%
At book value without adjustment
(minimal or no charge)	268,586	—	—	268,586	16.0%
Not subject to discretionary withdrawal	518,301	—	—	518,301	30.9%
Total gross	975,748	—	700,889	1,676,637	100.0%
Reinsurance ceded	460	—	—	460
Total deposit-type funds	$975,288	$—	$700,889	$1,676,177
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) in the year after the statement date:	$—	$—	$—	$—
Total annuity reserves and deposit-type funds	$5,240,033	$—	$9,407,450	$14,647,483

	2018
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender
charge of 5% or more	838,525	—	—	838,525	17.2%
At fair value	—	—	2,150,003	2,150,003	44.2%
Total with adjustment or at fair value	838,525	—	2,150,003	2,988,528	61.4%
At book value without adjustment
(minimal or no charge)	1,704,984	—	—	1,704,984	35.0%
Not subject to discretionary withdrawal	172,278	—	—	172,278	3.6%
Total gross	2,715,787	—	2,150,003	4,865,790	100.0%
Reinsurance ceded	34,737	—	—	34,737
Total individual annuity reserves	$2,681,050	$—	$2,150,003	$4,831,053
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) in the year after the statement date:	$202,800	$—	$—	$202,800

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2018
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$995,039	$—	$—	$995,039	15.8%
At book value less current surrender
charge of 5% or more	—	—	—	—	—%
At fair value	—	—	5,114,114	5,114,114	81.1%
Total with adjustment or at fair value	995,039	—	5,114,114	6,109,153	96.9%
At book value without adjustment
(minimal or no charge)	147,024	—	—	147,024	2.3%
Not subject to discretionary withdrawal	49,399	—	—	49,399	0.8%
Total gross	1,191,462	—	5,114,114	6,305,576	100.0%
Reinsurance ceded	15,980	—	—	15,980
Total group annuity reserves	$1,175,482	$—	$5,114,114	$6,289,596
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) in the year after the statement date:	$—	$—	$—	$—

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$168,512	$—	$—	$168,512	9.9%
At book value less current surrender
charge of 5% or more	—	—	—	—	—%
At fair value	—	—	733,603	733,603	43.2%
Total with adjustment or at fair value	168,512	—	733,603	902,115	53.1%
At book value without adjustment
(minimal or no charge)	273,424	—	—	273,424	16.1%
Not subject to discretionary withdrawal	520,753	—	—	520,753	30.8%
Total gross	962,689	—	733,603	1,696,292	100.0%
Reinsurance ceded	883	—	—	883
Total deposit-type funds	$961,806	$—	$733,603	$1,695,409
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) in the year after the statement date:	$—	$—	$—	$—
Total annuity reserves and deposit-type funds	$4,818,338	$—	$7,997,720	$12,816,058

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2019	2018
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$4,243,434	$3,835,781
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,311	20,751
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	975,288	961,806
	5,240,033	4,818,338
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	8,706,561	7,264,117
Exhibit 4, Line 9, Column 1	700,889	733,603
Total	$14,647,483	$12,816,058

NOTE 17 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2019
	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$1,100,281	$1,099,193	$1,106,038	$—	$—	$—
Universal life with secondary guarantees	742,275	598,099	1,121,320	—	—	—
Indexed universal life	13,512	13,453	13,504	—	—	—
Indexed universal life with secondary guarantees	571,233	450,777	498,948	—	—	—
Other permanent cash value life insurance	—	1,411,796	2,628,107	—	—	—
Variable universal life	224,051	1,136,627	233,464	924,586	—	918,816
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	516,498	XXX	XXX	—
Accidental death benefits	XXX	XXX	356	XXX	XXX	—
Disability - active lives	XXX	XXX	26,362	XXX	XXX	—
Disability - disabled lives	XXX	XXX	25,013	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	64,928	XXX	XXX	—
Total gross	2,651,352	4,709,945	6,234,538	924,586	—	918,816
Reinsurance ceded	—	—	655,788	—	—	—
Total life reserves	$2,651,352	$4,709,945	$5,578,750	$924,586	$—	$918,816

NOTE 17 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

	2018
	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$1,144,839	$1,147,564	$1,153,922	$—	$—	$—
Universal life with secondary guarantees	755,977	606,784	1,103,675	—	—	—
Indexed universal life	13,717	13,612	13,683	—	—	—
Indexed universal life with secondary guarantees	467,481	359,212	410,527	—	—	—
Other permanent cash value life insurance	—	1,383,791	2,656,706	—	—	—
Variable universal life	218,064	985,506	226,872	781,794	—	774,560
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	509,029	XXX	XXX	—
Accidental death benefits	XXX	XXX	422	XXX	XXX	—
Disability - active lives	XXX	XXX	25,327	XXX	XXX	—
Disability - disabled lives	XXX	XXX	26,343	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	43,925	XXX	XXX	—
Total gross	2,600,078	4,496,469	6,170,431	781,794	—	774,560
Reinsurance ceded	—	—	642,047	—	—	—
Total life reserves	$2,600,078	$4,496,469	$5,528,384	$781,794	$—	$774,560

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2019	2018
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$5,512,743	$5,473,976
Exhibit 5, Accidental Death Benefits Section, Total (net)	337	400
Exhibit 5, Disability - Active Lives Section, Total (net)	11,260	11,222
Exhibit 5, Disability - Disabled Lives Section, Total (net)	16,761	17,500
Exhibit 5, Miscellaneous Reserves Section, Total (net)	37,649	25,286
	5,578,750	5,528,384
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	918,816	774,560
	918,816	774,560
Total	$6,497,566	$6,302,944

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2019		2018
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$7,531	$3,134	$6,915	$3,048
Ordinary renewal	41,749	54,266	42,638	54,262
Group life	1	1	1	1
Total	$49,281	$57,401	$49,554	$57,311

NOTE 19 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at NAV.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2019, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2019 and 2018 the Company’s Separate Account Statements included legally insulated assets of $10,359,432 and $8,812,496, respectively.

The Company does not engage in securities lending transactions within the separate account.

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2019	2018	2017
For the year ended December 31:
Premiums, considerations or deposits	$1,199,605	$1,000,230	$967,941
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$10,326,266	$8,772,280

Reserves subject to discretionary withdrawal:
At fair value	$10,326,266	$8,772,280
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$10,326,266	$8,772,280

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2019	2018	2017
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts[1]	$1,216,392	$3,160,360	$967,941
Transfers from the separate accounts	(1,366,268)	(1,106,094)	(982,094)
Net transfers to (from) the separate accounts	(149,876)	2,054,266	(14,153)
Reconciling adjustments:
Other	5	—	—
Assumption reinsurance	(70,910)	(1,337,470)	—
Deposit-type contracts assumption reinsurance	(36,854)	(840,015)	—
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$(257,635)	$(123,219)	$(14,153)
1Includes assumption reinsurance transfers to the separate accounts of $107,764, $2,177,485, $0 in 2019, 2018 and 2017, respectively.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

a)	Financial Statements

The financial statements of the subaccounts of Ameritas Variable Separate Account VA-2 and Ameritas Life Insurance Corp. are filed in Part B. They include:

Subaccounts of Ameritas Variable Separate Account VA-2:
Report of Deloitte & Touche LLP, independent registered public accounting firm.
Statements of Net Assets as of December 31, 2019.
Statements of Operations for the period ended December 31, 2019.
Statements of Changes in Net Assets for the periods ended December 31, 2019 and 2018.
Financial Highlights for the periods ended December 31, 2019, 2018, 2017, 2016, and 2015.
Notes to Financial Statements for the periods ended December 31, 2019 and 2018.

Ameritas Life Insurance Corp.:
Report of Deloitte & Touche LLP, independent auditors.
Balance Sheets – Statutory Basis as of December 31, 2019 and 2018
Summary of Operations and Changes in Capital and Surplus – Statutory Basis for each of the three years in the period ended December 31, 2019.
Statements of Cash Flows – Statutory Basis for each of the three years in the period ended December 31, 2019.
Notes to Financial Statements – Statutory Basis for the years ended December 31, 2019, 2018, and 2017.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Basis Financial Statements and therefore have been omitted.

There are no financial statements included in Part A or Part C.

Item 24.	Financial Statements and Exhibits (continued)

b)	Exhibits

Exhibit Number	Description of Exhibit

(1)	(a)

Resolution of Board of Directors of Ameritas Variable Life Insurance Company establishing Ameritas Variable Life Insurance Company Separate Account VA-2.  Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-36507, filed September 26, 1997, EX-99.B1.

https://www.sec.gov/Archives/edgar/data/814848/0000814848-97-000016.txt

(1)	(b)

Resolutions of Board of Directors of Ameritas Life Insurance Corp. authorizing the transfer of Ameritas Variable Life Insurance Company Separate Account VA-2 to Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-142483, filed May 1, 2007, EX-99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484807000018/medley-exh1b.txt

(2)			Custody Agreements. Not Applicable
(3)	(a)

Fifth Amended and Restated Principal Underwriting and Distribution Agreement. Incorporated by reference to Ameritas Variable Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-233977, filed February 26, 2020, EX. (c)(1).

https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/principalunderagreement.htm

(3)	(b)

Form of Selling Agreement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-233977, filed February 26, 2020, EX-99.(c)(2)..

https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/selling_agreement.htm

(4)	(a)	(1)

Form of Variable Annuity Contract, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.A.1.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4a1compact_policy.htm

(4)	(a)	(2)

Form of Variable Annuity Contract, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.A.2.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4a2ne_policy.htm

(4)	(b)	(1)

Enhanced Death Benefit Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.B.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex4b_edbr.htm

(4)	(b)	(2)

Enhanced Death Benefit Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.B.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4b_edbr.htm

(4)	(c)	(1)

Minimum Premium Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.C.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex4c_mpr.htm

(4)	(c)	(2)

Minimum Premium Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.C.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4c_mpr.htm

(4)	(d)	(1)

No Surrender Charge Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.D.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex4d_nscr.htm

(4)	(d)	(2)

No Surrender Charge Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.D.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4d_nscr.htm

(4)	(e)	(1)

Four-Year Surrender Charge Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.E.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex4e_4yscr.htm

(4)	(e)	(2)

Four-Year Surrender Charge Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.E.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4e_4yscr.htm

(4)	(f)	(1)

Return of Premium Death Benefit Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.F.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex4f_ropr.htm

(4)	(f)	(2)

Return of Premium Death Benefit Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.F.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4f_ropr.htm

(4)	(g)	(1)

Step-Up Death Benefit Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.G.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex4g_sdbr.htm

(4)	(g)	(2)

Step-Up Death Benefit Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.G.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4g_sdbr.htm

(4)	(h)	(1)

GLWB Rider (Waypoint Income Rider), Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.H.1.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4h1compact_lbwr.htm

(4)	(h)	(2)

GLWB Rider (Waypoint Income Rider), Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.H.2.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4h2ne_lbwr.htm

(5)	(a)

Form of Application for Variable Annuity Contract. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-5.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex5_app.htm

(6)	(a)

Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX-99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484814000012/ovmedley485b-50_ex6a.htm

(6)	(b)

Amended and Restated By-Laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 9 to Registration No. 333-151912, filed February 24, 2016, EX-99.F2.

https://www.sec.gov/Archives/edgar/data/933094/000093309416000036/amadvisorvul485a-46_exf2.htm

(7)			Reinsurance Agreements. Not applicable.
(8)	(a)		Participation Agreements.
(1)

AB Variable Products Series Fund, Inc. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.1.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a1.htm

(2)

AIM/Invesco. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX-99.H1

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-1.txt

(3)

American Century. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX-99.H.2.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-2.txt

(4)

American Funds Insurance Series. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.4.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a4.htm

(5)

Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-142483, filed April 18, 2011, EX.99.H(1), and

https://www.sec.gov/Archives/edgar/data/814848/000081484811000006/alicmedley485b-32_ex8a.txt

Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 3 to Registration No. 333-205138, filed February 24, 2017, Exhibit 8(a)3.

https://www.sec.gov/Archives/edgar/data/1016274/000117516417000055/advisornoloadva485a_ex8-65.htm

(6)

Columbia Funds Variable Insurance Trust. Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 to Registration No. 333-206889, filed April 29, 2016, Exhibit 8(a)(6).

https://www.sec.gov/Archives/edgar/data/814848/000081484816000091/directionva485b-54_ex8a6.htm

(7)

Columbia Funds Variable Insurance Trust I. Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 to Registration No. 333-206889, filed April 29, 2016, Exhibit 8(a)(7).

https://www.sec.gov/Archives/edgar/data/814848/000081484816000091/directionva485b-54_ex8a7.htm

(8)

Columbia Funds Variable Series Trust II. Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 to Registration No. 333-206889, filed April 29, 2016, Exhibit 8(a)(8).

https://www.sec.gov/Archives/edgar/data/814848/000081484816000091/directionva485b-54_ex8a8.htm

(9)

DWS Variable Series II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.1.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/ameradv-exhh1.txt

(10)

Dreyfus. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed July 23, 2008, EX-99.H(1).

https://www.sec.gov/Archives/edgar/data/814848/000081484808000034/medley-exh8a.txt

(11)

Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.2.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh2.txt

(12)

Franklin Templeton. Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151913, filed November 12, 2008 EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000065/excelperf-exhh3.txt

(13)

Ivy Funds. Incorporated by reference to Carillon Life Account Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151914, filed November 12, 2008, EX.99.H.4.

https://www.sec.gov/Archives/edgar/data/948443/000094844308000023/ucexcelperf-h4.txt

(14)

Janus Aspen Series. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.12.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a12.htm

(15)

MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(16)

MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 initial Registration Statement for No. 333-197146, filed July 1, 2014, EX-99.8(k).

https://www.sec.gov/Archives/edgar/data/749330/000074933014000017/ex8k.htm

(17)

MFS Variable Insurance Trust III. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.15.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a15.htm

(18)

Morgan Stanley. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(19)

Neuberger Berman. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-05529, filed June 7, 1996, EX-99.B8A.

https://www.sec.gov/Archives/edgar/data/1016274/0001016274-96-000004.txt

(20)

PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh3.txt

(21)

Putnam Variable Trust. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.18.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a18.htm

(22)

T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-5.txt

(23)

VanEck. Incorporated by reference to Ameritas Variable Separate Account VA Form N-4 initial Registration Statement to Registration No. 333-91670, filed July 1, 2002, EX.99.8.

https://www.sec.gov/Archives/edgar/data/1175163/000117516302000002/alloc2000aexh8.txt

(8)	(b)

Second Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-233977, filed February 26, 2020, EX.-99.I.

https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/gensvcagreement.htm

(8)	(c)

Service Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011, EX. 99.I(1).

https://www.sec.gov/Archives/edgar/data/783402/000078340211000004/alicexcperf485a-17_exi1.txt

(9)		Opinion and Consent of Counsel. Exhibit 9, filed herein.
(10)		Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit 10, filed herein.
(11)		Omitted Financial Statements. Not applicable.
(12)		Initial Capital Agreements. Not applicable.
(13)		Powers of Attorney. Exhibit 13, filed herein.

Item 25.	Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

William W. Lester	Director, Chair, President & Chief Executive Officer
JoAnn M. Martin	Director, Vice Chair
James P. Abel	Director
John S. Dinsdale	Director
Thomas W. Knapp	Director
James R. Krieger	Director
Patricia A. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
D. Wayne Silby	Director
Bryan E. Slone	Director
Ryan C. Beasley	Executive Vice President, Individual
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC
Patrick D. Fleming	Senior Vice President, Group Distribution & National Partners
Karen M. Gustin	Executive Vice President, Group Division
Robert M. Jurgensmeier	Executive Vice President, Individual Product & Independent Distribution
James M. Kais	Senior Vice President, Retirement Plans
Brent F. Korte	Senior Vice President & Chief Marketing Officer
Bruce E. Mieth	Senior Vice President, Group Operations
James Mikus	Senior Vice President & Chief Investment Officer
Lisa A. Mullen	Senior Vice President, Individual Financial Operations
Christine M. Neighbors	Senior Vice President, General Counsel & Assistant Secretary
April L. Rimpley	Senior Vice President, Human Resources
Robert-John H. Sands	Senior Vice President, General Counsel & Corporate Secretary
Kurt J. Shallow	Senior Vice President, Agency & Advisor Distribution & AIC President
Steven J. Valerius	Senior Vice President, Individual
Carrie C. Weber	Senior Vice President, Chief Compliance & Risk Officer
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President & Chief Information Officer
Kelly J. Wieseler	Senior Vice President, Group Chief Actuary & Underwriting
Susan K. Wilkinson	Executive Vice President, Chief Financial Officer & Treasurer

*	Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 26.	Organizations under common control with the depositor include:

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Ameritas Investment Company, LLC (NE)	securities broker dealer and investment adviser
Ameritas Advisory Services, LLC (NE)	shell company
Variable Contract Agency, LLC (NE)	insurance agency
Griffin Realty, LLC (VA)	real estate investment company
Ameritas Life Insurance Corp. of New York (NY)	life insurance company

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company.

Item 27.	Number of Contract Owners

As of March 31, 2020, there were 12,432 qualified contracts and 4,510 non-qualified contracts in the Separate Account.

Item 28.	Indemnification

Ameritas Life Insurance Corp.’s By-Laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a director, officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 1 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former director, officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 1. Such determination shall be made, with respect to a person who is a director or officer at the time of such determination (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such directors designated by majority vote of such directors, even though less than a quorum, or (3) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former officer, director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former officer, director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any by-law, agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Under the Nebraska Business Corporation Act, Ameritas Life Insurance Corp. is required to indemnify a director or officer who was wholly successful in defense of any proceeding to which he or she was a party because of his or her position as a director or officer of the corporation against expenses incurred in connection with the proceeding. Under the Nebraska Business Corporation Act, Ameritas Life Insurance Corp. is permitted, but not required, to indemnify a director or officer against liability if the director or officer conducted himself or herself in good faith, and the director or officer reasonably believed, in the case of conduct in an official capacity, that his or her conduct was in the best interests of the corporation, and, in all other cases, that his or her conduct was at least not opposed to the best interests of the corporation, and, in the case of any criminal proceeding, the director or officer had no reasonable cause to believe his or her conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

a)	Ameritas Investment Company, LLC ("AIC") serves as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Separate Account VA-2, as well as Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Life of NY Separate Account VA, and Carillon Account. AIC also serves as the principal underwriter for variable life insurance policies issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.

b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, AIC.

Name and Principal	Positions and Offices
Business Address	With Underwriter
Kurt J. Shallow*	Director, Chair and President
Ryan C. Beasley*	Director
Brent F. Korte*	Director
Heather J. Nagengast*	Director, Senior Vice President, Operations
Susan K. Wilkinson*	Director
James E. Clements*	Vice President, Compliance
Gerald Q. Herbert*	Vice President, Chief Financial Officer
Christine M. Neighbors*	Secretary
Robert-John H. Sands*	Assistant Secretary

*	Principal business address: Ameritas Investment Company, LLC, 5900 O Street, Lincoln, Nebraska 68510.

c)	Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Corp.**	$4,452,160	$0	$32,862	$594,601

(2)+(4)+(5) = Gross variable annuity compensation received by AIC.

(2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

**Predecessor to Ameritas Investment Company, LLC.

Item 30.	Location of Separate Account and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 31.	Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 32.	Undertakings

Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Ameritas Variable Separate Account VA-2, certifies that it meets all the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 5 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 24th day of April, 2020.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2, Registrant

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ William W. Lester**
Director, Chair, President & Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 24, 2020.

SIGNATURE	TITLE

William W. Lester **	Director, Chair, President & Chief Executive Officer
JoAnn M. Martin **	Director, Vice Chair
James P. Abel *	Director
John S. Dinsdale *	Director
Thomas W. Knapp*	Director
James R. Krieger *	Director
Patricia A. McGuire *	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
D. Wayne Silby*	Director
Bryan E. Slone *	Director
Ryan C. Beasley *	Executive Vice President, Individual
Susan K. Wilkinson *	Executive Vice President, Chief Financial Officer & Treasurer
Christine M. Neighbors**	Senior Vice President, General Counsel & Assistant Secretary

/s/ Ann D. Diers
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC

*	Signed by Ann D. Diers under Powers of Attorney executed effective as of December 1, 2019.

**	Signed by Ann D. Diers under Power of Attorney executed effective as of February 14, 2020.

Exhibit Index

Exhibit

9	Opinion and Consent of Counsel
10	Consents of Independent Auditors and Independent Registered Public Accounting Firm.
13	Powers of Attorney